                     SECURITIES AND EXCHANGE COMMISSION
                           WASHINGTON, D.C.  20549

                                  FORM N-1A
                                                                File No. 2-75526
                                                               File No. 811-3363

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     [X]

     Pre-Effective Amendment No.
                                  ------


     Post-Effective Amendment No.   44                                      [X]
                                  ------

                                     AND


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940             [X]

     Amendment No.   44
                   ------


             DELAWARE GROUP LIMITED-TERM GOVERNMENT FUNDS, INC.
              (formerly Delaware Group Treasury Reserves, Inc.)
--------------------------------------------------------------------------------
             (Exact Name of Registrant as Specified in Charter)

        1818 Market Street, Philadelphia, Pennsylvania         19103
--------------------------------------------------------------------------------
          (Address of Principal Executive Offices)           (Zip Code)

Registrant's Telephone Number, including Area Code:              (215) 751-2923
                                                                 --------------

   George M. Chamberlain, Jr., 1818 Market Street, Philadelphia, PA 19103
--------------------------------------------------------------------------------
                   (Name and Address of Agent for Service)

Approximate Date of Public Offering:                          February 28, 1997
                                                              -----------------

It is proposed that this filing will become effective:

                    immediately upon filing pursuant to paragraph (b)
         ---------

             X     on February 28, 1997 pursuant to paragraph (b)
         --------

                    60 days after filing pursuant to paragraph (a)(1)
         ---------

                    on (date) pursuant to paragraph (a)(1)
         ---------

                    75 days after filing pursuant to paragraph (a)(2)
         ---------

                    on (date) pursuant to paragraph (a)(2) of Rule 485
         ---------


          Registrant has registered an indefinite amount of securities under the Securities Act of 1933 pursuant to Section 24(f)
         of the Investment Company Act of 1940.  The Rule 24f-2 Notice
              for Registrant's most recent fiscal year was
                    filed on February 27, 1997.

                          ---   C O N T E N T S   ---



This Post-Effective Amendment No. 44 to Registration File No. 2-75526 includes the following:


    1.             Facing Page

    2.             Contents Page

    3.             Cross-Reference Sheet

    4.             Part A - Prospectuses

    5.             Part B - Statements of Additional Information

    6.             Part C - Other Information

    7.             Signatures

                             CROSS-REFERENCE SHEET*

                                     PART A

Item No.         Description                                                   Location in Prospectuses
--------         -----------                                                   ------------------------

                                                                               Limited-Term Government Fund
                                                                               A Class/              Institutional
                                                                               B Class/              Class
                                                                               C Class

1    Cover Page . . . . . . . . . . . . . . . . . . . . . . . . . . . .        Cover                 Cover

2    Synopsis . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        Synopsis;             Synopsis;
                                                                               Summary of            Summary of
                                                                               Expenses              Expenses

3    Condensed Financial Information  . . . . . . . . . . . . . . . . .        Financial             Financial
                                                                               Highlights            Highlights

4    General Description of Registrant  . . . . . . . . . . . . . . . .        Investment            Investment
                                                                               Objective and         Objective
                                                                               Policies;             and Policies;
                                                                               Shares;               Shares;
                                                                               Additional            Additional
                                                                               Information on        Information Policies
                                                                               and                   on Policies
                                                                               Risk Factors          and Risk
                                                                                                     Factors

5    Management of the Fund   . . . . . . . . . . . . . . . . . . . . .        Management            Management
                                                                               of the Fund           of the Fund

6    Capital Stock and Other Securities   . . . . . . . . . . . . . . .        Delaware              Dividends
                                                                               Difference;           and
                                                                               Dividends and         Distribu-
                                                                               Distributions;        tions;
                                                                               Taxes; Shares         Taxes;
                                                                                                     Shares

7    Purchase of Securities Being Offered . . . . . . . . . . . . . . .        Cover; How to         Cover; How
                                                                               Buy Shares;           to Buy
                                                                               Calculation of        Shares;
                                                                               Offering Price        Calculation
                                                                               and Net Asset         of Net Asset Value
                                                                               Per Share;            Value Per
                                                                               Management of         Share;
                                                                               the Fund              Management
                                                                                                     of the Fund

8    Redemption or Repurchase . . . . . . . . . . . . . . . . . . . . .        How to Buy            How to Buy
                                                                               Shares;               Shares;
                                                                               Redemption            Redemption
                                                                               and Exchange          and
                                                                                                     Exchange

9    Legal Proceedings  . . . . . . . . . . . . . . . . . . . . . . . .        None                  None


* Delaware Group Limited-Term Government Funds, Inc. offers the Limited-Term Government Fund and the U.S. Government Money Series. The Limited-Term Government Fund A Class, Limited-Term Government Fund B Class and Limited-Term Government Fund C Class are combined in one Prospectus and the Limited-Term Government Fund Institutional Class has its own Prospectus. All classes of Limited-Term Government Fund are described in one Statement of Additional Information covering only that Series. U.S. Government Money Fund A Class and U.S. Government Money Fund Consultant Class are combined in one Prospectus and are described in one Statement of Additional Information covering only that Series.

                             CROSS-REFERENCE SHEET

                                     PART A
                                  (Continued)

Item No.         Description                                                         Location in Prospectus
--------         -----------                                                         ----------------------
                                                                                     U.S. Government Money  Fund
                                                                                     A Class/Consultant Class
1    Cover Page . . . . . . . . . . . . . . . . . . . . . . . . . . . .              Cover

2    Synopsis . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              Synopsis; Summary
                                                                                     of Expenses

3    Condensed Financial Information  . . . . . . . . . . . . . . . . .              Financial Highlights

4    General Description of Registrant  . . . . . . . . . . . . . . . .              Investment Objective
                                                                                     and Policies; Shares

5    Management of the Fund   . . . . . . . . . . . . . . . . . . . . .              Management of the Fund

6    Capital Stock and Other Securities   . . . . . . . . . . . . . . .              Delaware Difference;
                                                                                     Dividends and istributions;
                                                                                     Taxes; Shares

7    Purchase of Securities Being Offered . . . . . . . . . . . . . . .              Cover; Buying Shares;
                                                                                     Net Asset Value Per
                                                                                     Share; Management
                                                                                     of the Fund

8    Redemption or Repurchase . . . . . . . . . . . . . . . . . . . . .              Buying Shares;
                                                                                     Redemption and Exchange

9    Legal Proceedings  . . . . . . . . . . . . . . . . . . . . . . . .              None

                             CROSS-REFERENCE SHEET

                                     PART B

                                                                                               Location in Statements
Item No.         Description                                                                  of Additional Information
---------        -----------                                                                  -------------------------

                                                                                 Limited-Term                U.S. Government
                                                                                 Government Fund             Money Series
10    Cover Page  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      Cover                       Cover

11    Table of Contents . . . . . . . . . . . . . . . . . . . . . . . . . .      Table of Contents           Table of Contents

12    General Information and History . . . . . . . . . . . . . . . . . . .      General Information         General Information

13    Investment Objectives and Policies  . . . . . . . . . . . . . . . . .      Investment Objective        Investment Objective
                                                                                 and Policies                and Policy

14    Management of the Registrant  . . . . . . . . . . . . . . . . . . . .      Officers and Directors      Officers and Directors

15    Control Persons and Principal
        Holders of Securities . . . . . . . . . . . . . . . . . . . . . . .      Officers and Directors     Officers and Directors

16    Investment Advisory and Other Services  . . . . . . . . . . . . . . .      Plans Under Rule            Plan Under for the U.S.
                                                                                 12b-1 for the Fund          Government Fund
                                                                                 Classes (under              Consultant  Class
                                                                                 Purchasing Shares);         (under Purchasing
                                                                                 Investment                  Shares); Investment
                                                                                 Management                  Agreement; Officers
                                                                                 Agreement; Officers         and Directors; General
                                                                                 and Directors; General      Information; Financial
                                                                                 Information; Financial      Statements
                                                                                 Statements

17    Brokerage Allocation  . . . . . . . . . . . . . . . . . . . . . . . .      Trading Practices           Trading Practices
                                                                                                             and Brokerage
                                                                                                             Practices

18    Capital Stock and Other Securities  . . . . . . . . . . . . . . . . .      Capitalization and          Capitalization and
                                                                                 and Noncumulative           Noncumulative
                                                                                 Voting (under               Voting (Under
                                                                                 General Information)        General Information)

                             CROSS-REFERENCE SHEET

                                     PART B
                                  (Continued)

                                                                                               Location in Statements
Item No.         Description                                                                  of Additional Information
--------         -----------                                                                  -------------------------

                                                                                 Limited-Term                U.S. Government
                                                                                 Government Fund             Money Series
19               Purchase, Redemption and Pricing of
                 Securities Being Offered . . . . . . . . . . . . . . . . .      Purchasing Shares;          Purchasing Shares;
                                                                                 Determining                 Offering Price;
                                                                                 Offering Price              Redemption; Exchange
                                                                                 and Net Asset               Privilege
                                                                                 Value; Redemption
                                                                                 and Repurchase;
                                                                                 Exchange Privilege

20               Tax Status . . . . . . . . . . . . . . . . . . . . . . . .      Taxes                       Taxes

21               Underwriters . . . . . . . . . . . . . . . . . . . . . . .      Purchasing Shares           Purchasing Shares

22               Calculation of Performance Data  . . . . . . . . . . . . .      Performance                 Performance
                                                                                 Information                 Information

23               Financial Statements . . . . . . . . . . . . . . . . . . .      Financial Statements        Financial Statements

                             CROSS REFERENCE SHEET

                                     PART C

Item No.         Description                                                                  Location in Part C
--------         -----------                                                                  ------------------
24            Financial Statements and Exhibits . . . . . . . . . . . . . . . . . . . . . .        Item 24

25            Persons Controlled by or under
               Common Control with Registrant . . . . . . . . . . . . . . . . . . . . . . .        Item 25

26            Number of Holders of Securities   . . . . . . . . . . . . . . . . . . . . . .        Item 26

27            Indemnification  .  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        Item 27

28            Business and Other Connections of
               Investment Adviser   . . . . . . . . . . . . . . . . . . . . . . . . . . . .        Item 28

29            Principal Underwriters  . . . . . . . . . . . . . . . . . . . . . . . . . . .        Item 29

30            Location of Accounts and Records  . . . . . . . . . . . . . . . . . . . . . .        Item 30

31            Management Services . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        Item 31

32            Undertakings  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        Item 32

LIMITED-TERM GOVERNMENT FUND                                       PROSPECTUS
(FORMERLY TREASURY RESERVES INTERMEDIATE FUND)              FEBRUARY 28, 1997
A CLASS SHARES
B CLASS SHARES
C CLASS SHARES


         ----------------------------------------------------------------

                  1818 MARKET STREET, PHILADELPHIA, PA  19103

            FOR PROSPECTUS AND PERFORMANCE:  NATIONWIDE 800-523-4640

             INFORMATION ON EXISTING ACCOUNTS:  (SHAREHOLDERS ONLY)
                            NATIONWIDE 800-523-1918

                    DEALER SERVICES:  (BROKER/DEALERS ONLY)
                            NATIONWIDE 800-362-7500


                   REPRESENTATIVES OF FINANCIAL INSTITUTIONS:
                            NATIONWIDE 800-659-2259




         This Prospectus describes the shares of the Limited-Term Government Fund series (the "Fund") of Delaware Group Limited-Term Government Funds, Inc. ("Limited-Term Funds, Inc."), a professionally- managed mutual fund of the series type. The Fund's objective is to seek a high, stable level of current income while attempting to minimize fluctuations in principal and provide maximum liquidity. The Fund seeks to achieve its objective by investing its assets in a diversified portfolio of short- and intermediate-term securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and instruments secured by such securities.



         The Fund offers Limited-Term Government Fund A Class ("Class A Shares"), Limited-Term Government Fund B Class ("Class B Shares") and Limited-Term Government Fund C Class ("Class C Shares") (individually, a "Class" and collectively, the "Classes").



         This Prospectus relates only to the Classes listed above and sets forth information that you should read and consider before you invest. Please retain it for future reference. The Fund's Statement of Additional Information ("Part B" of Limited-Term Funds, Inc.'s registration statement), dated February 28, 1997, as it may be amended from time to time, contains additional information about the Fund and has been filed with the Securities and Exchange
Commission.   Part B is incorporated by reference into this Prospectus and is available, without charge, by writing to Delaware Distributors, L.P. at the above address or by calling the above numbers. The Fund's financial statements appear in its Annual Report, which will accompany any response to requests for Part B.



         The Fund also offers Limited-Term Government Fund Institutional Class. That class is available for purchase only by certain investors. A prospectus for Limited-Term Government Fund Institutional Class can be obtained by writing to Delaware Distributors, L.P. at the above address or by calling the above number.

(LTGF-ABC)


TABLE OF CONTENTS


COVER PAGE                                         RETIREMENT PLANNING
SYNOPSIS                                           CLASSES OF SHARES
SUMMARY OF EXPENSES                                HOW TO BUY SHARES
FINANCIAL HIGHLIGHTS                               REDEMPTION AND EXCHANGE
INVESTMENT OBJECTIVE AND STRATEGIES                DIVIDENDS AND DISTRIBUTIONS
         SUITABILITY                               TAXES
         INVESTMENT STRATEGY                       CALCULATION OF OFFERING PRICE AND
                 AND RISK FACTORS                           NET ASSET VALUE PER SHARE
THE DELAWARE DIFFERENCE                            MANAGEMENT OF THE FUND
         PLANS AND SERVICES                        ADDITIONAL INFORMATION ON INVESTMENT
                                                            POLICIES AND RISK CONSIDERATIONS
                                                   APPENDIX A - INVESTMENT ILLUSTRATIONS
                                                   APPENDIX B - CLASSES OFFERED




THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

BE SURE TO CONSULT YOUR FINANCIAL ADVISER WHEN MAKING INVESTMENTS. MUTUAL FUNDS CAN BE A VALUABLE PART OF YOUR FINANCIAL PLAN; HOWEVER, SHARES OF THE FUND ARE NOT FDIC OR NCUSIF INSURED, ARE NOT GUARANTEED BY ANY BANK OR ANY CREDIT UNION, ARE NOT OBLIGATIONS OF ANY BANK OR ANY CREDIT UNION, AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. SHARES OF THE FUND ARE NOT BANK OR CREDIT UNION DEPOSITS.

(LTGF-ABC)


SYNOPSIS


INVESTMENT OBJECTIVE
         The investment objective of the Fund is to seek high, stable income by investing in a portfolio of short-and intermediate-term securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and instruments secured by such securities. For further details, see Investment Objective and Strategies and Additional Information on Investment Policies and Risk Considerations.



RISK FACTORS
         1. The value of Fund shares will fluctuate with the value of its underlying investments. The Fund strives to minimize such fluctuations; however, since the Fund invests in fixed-income securities, the value of its shares will tend to generally rise when interest rates fall and fall when interest rates rise.
         2. The Fund may invest a portion of its assets in over-the-counter options and futures, some of which may be considered to be derivative securities. See Investment Techniques under Investment Objective and Strategies.


INVESTMENT MANAGER, DISTRIBUTOR AND SERVICE AGENT

         Delaware Management Company, Inc. (the "Manager") furnishes investment management services to the Fund, subject to the supervision and direction of Limited-Term Funds, Inc.'s Board of Directors. The Manager also provides investment management services to certain of the other funds in the Delaware Group. Delaware Distributors, L.P. (the "Distributor") is the national distributor for the Fund and for all of the other mutual funds in the Delaware Group. Delaware Service Company, Inc. (the "Transfer Agent") is the shareholder servicing, dividend disbursing, accounting services and transfer agent for the Fund and for all of the other mutual funds in the Delaware Group. See Summary of Expenses and Management of the Fund for further information regarding the Manager and the fees payable under the Fund's Investment Management Agreement.


SALES CHARGE

         The price of Class A Shares includes a maximum front-end sales charge of 3.00% of the offering price, which, based on the net asset value of Class A Shares as of the end of Limited-Term Funds, Inc.'s most recent fiscal year, is equivalent to 3.09% of the amount invested. The sales charge is reduced on certain transactions of at least $100,000 but under $1,000,000. For purchases of $1,000,000 or more, the front-end sales charge is eliminated. Class A Shares are subject to annual 12b-1 Plan expenses for the life of the investment.


         The price of Class B Shares is equal to the net asset value per share. Class B Shares are subject to a CDSC of : (i) 2% if shares are redeemed within two years of purchase; and (ii) 1% if shares are redeemed during the third year following purchase. Class B Shares are subject to annual 12b-1 Plan expenses for approximately five years after purchase. See Automatic Conversion of Class B Shares under Classes of Shares.


         The price of Class C Shares is equal to the net asset value per share. Class C Shares are subject to a CDSC of 1% if shares are redeemed within 12 months of purchase. Class C Shares are subject to annual 12b-1 Plan expenses for the life of the investment.


        See Classes of Shares and Distribution (12b-1) and Service under Management of the Fund.

(LTGF-ABC)


PURCHASE AMOUNTS
         Generally, the minimum initial investment in any Class is $1,000. Subsequent investments must generally be at least $100.


         Each purchase of Class B Shares is subject to a maximum purchase limitation of $250,000. For Class C Shares, each purchase must be in an amount that is less than $1,000,000. An investor may exceed these maximum purchase limitations for Class B Shares and Class C Shares by making cumulative purchases over a period of time. An investor should keep in mind, however, that reduced front-end sales charges apply to investments of $100,000 or more of Class A Shares, which are subject to lower annual 12b-1 Plan expenses than Class B Shares and Class C Shares and are generally not subject to a CDSC. The minimum and maximum purchase amounts for retirement plans may vary. See How to Buy Shares.





REDEMPTION AND EXCHANGE

         Class A Shares of each Fund may be redeemed or exchanged at the net asset value calculated after receipt of the redemption or exchange request. Neither the Funds nor the Distributor assesses a charge for redemptions or exchanges of Class A Shares, except for certain redemptions of shares purchased at net asset value, which may be subject to a CDSC if a dealer's commission was paid in connection with such purchases. See Front-End Sales Charge Alternative
- Class A Shares under Classes of Shares.



         Class B Shares and Class C Shares may be redeemed or exchanged at the net asset value calculated after receipt of the redemption or exchange request subject, in the case of redemptions, to any applicable CDSC. Neither the Funds nor the Distributor assesses any charges other than the CDSC for redemptions or exchanges of Class B or Class C Shares. There are certain limitations on an investor's ability to exchange shares between the various classes of shares that are offered. See Redemption and Exchange.



OPEN-END INVESTMENT COMPANY
         Limited-Term Funds, Inc., which was organized as a Pennsylvania business trust in 1981 and reorganized as a Maryland corporation in 1990, is an open-end management investment company. The Fund's portfolio of assets is diversified as defined by the Investment Company Act of 1940 (the "1940 Act"). See Shares under Management of the Fund.

(LTGF-ABC)


SUMMARY OF EXPENSES

         A general comparison of the sales arrangements and other expenses applicable to Class A, Class B and Class C Shares follows:


                                                                              CLASS A         CLASS B           CLASS C
       SHAREHOLDER TRANSACTION EXPENSES                                      SHARES          SHARES            SHARES
--------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge Imposed on Purchases
(as a percentage of offering price) . . . . . . . . . . . . . . . . . . .      3.00%           None              None

Maximum Sales Charge Imposed on Reinvested
Dividends (as a percentage of offering price) . . . . . . . . . . . . . .      None            None              None

Maximum Contingent Deferred Sales Charge
(as a percentage of original purchase price or
redemption proceeds, as applicable) . . . . . . . . . . . . . . . . . . .      None*           2.00%*            1.00%*

Redemption Fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      None**          None**            None**



            ANNUAL OPERATING EXPENSES
            (AS A PERCENTAGE OF AVERAGE                                       CLASS A         CLASS B           CLASS C
                  DAILY NET ASSETS)                                          SHARES          SHARES            SHARES
-----------------------------------------------------------------------------------------------------------------------
Management Fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      0.50%           0.50%             0.50%

12b-1 Expenses (including service fees) . . . . . . . . . . . . . . . . .      0.15%***/+      1.00%+            1.00%+

Other Operating Expenses  . . . . . . . . . . . . . . . . . . . . . . . .      0.28%           0.28%             0.28%
                                                                               -----           -----             -----

Total Operating Expenses  . . . . . . . . . . . . . . . . . . . . . . . .      0.93%***        1.78%             1.78%
                                                                               =====           =====             =====



         *Class A purchases of $1 million or more may be made at net asset value. However, if in connection with any such purchase a dealer commission is paid to the financial adviser through whom such purchase is effected, a CDSC of 1% will be imposed on certain redemptions within 12 months of purchase ("Limited CDSC"). Class B Shares are subject to a CDSC of: (i) 2% if shares are redeemed within the first two years of purchase; (ii) 1% if shares are redeemed during the third year following purchase; and (iii) 0% thereafter. Class C Shares are subject to a CDSC of 1% if the shares are redeemed within 12 months of purchase. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange; Deferred Sales Charge Alternative - Class B Shares and Level Sales Charge Alternative - Class C Shares under Classes of Shares.

(LTGF-ABC)


         **CoreStates Bank, N.A. currently charges $7.50 per redemption for redemptions payable by wire.


         ***The actual 12b-1 Plan expenses to be paid and, consequently, the Total Operating Expenses of Class A Shares may vary because of the formula adopted by the Board of Directors for use in calculating the 12b-1 Plan expenses for this Class beginning June 1, 1992, but the 12b-1 Plan expenses will not be more than 0.15% nor less than 0.10%.



         +Class A Shares, Class B Shares and Class C Shares of the Fund are subject to separate 12b-1 Plans. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by the rules of the National Association of Securities Dealers, Inc. ("NASD"). See Distribution (12b-1) and Service under Management of the Fund.



         Unless waived, investors utilizing the Delaware Group Asset Planner asset allocation service will incur an annual maintenance fee of $35 per Strategy. Investors who utilize the Asset Planner for an Individual Retirement Account ("IRA") will pay an annual IRA fee of $15 per Social Security number. See How to Buy Shares--Delaware Group Asset Planner.



         For expense information about Limited-Term Government Fund Institutional Class, see the separate prospectus relating to that class.



         The following example illustrates the expenses that an investor would pay on a $1,000 investment over various time periods, assuming (1) a 5% annual rate of return, (2) redemption and no redemption at the end of each time period and (3) for Class B Shares and Class C Shares, payment of a CDSC at the time of redemption, if applicable.



                                            ASSUMING REDEMPTION                   ASSUMING NO REDEMPTION
                                  1 YEAR   3 YEARS    5 YEARS   10 YEARS        1 YEAR    3 YEARS  5 YEARS  10 YEARS
                                  ------   -------    -------   --------        ------    -------  -------  --------
CLASS A SHARES                   $39(1)    $59        $80       $141            $39       $59      $80      $141

CLASS B SHARES                   $38       $66        $96(2)    $157(2)         $18       $56      $96(2)   $157(2)

CLASS C SHARES                   $28       $56        $96       $209            $18       $56      $96      $209


(1) Generally, no redemption charge is assessed upon a redemption of Class A Shares. Under certain circumstances, however, a Limited CDSC, which has not been reflected in this calculation, may be imposed on certain redemptions within 12 months of purchase. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange.
(2) At the end of approximately five years after purchase, Class B Shares will be automatically converted into Class A Shares. The example above assumes conversion of Class B Shares at the end of the fifth year. However, the conversion may occur as late as three months after the fifth anniversary of purchase, during which time the higher 12b-1 Plan fees payable by Class B Shares will continue to be assessed. Information for the sixth through tenth years reflects expenses of Class A Shares. See Automatic Conversion of Class B Shares under Classes of Shares for a description of the automatic conversion feature.


The purpose of the above tables is to assist the investor in understanding the various costs and expenses that an investor in each Class will bear directly or indirectly.


THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR PERFORMANCE. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

(LTGF-ABC)

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

The following financial highlights are derived from the financial statements of Delaware Group Limited-Term Government Funds, Inc.--Limited-Term Government Fund and have been audited by Ernst & Young LLP, independent auditors. The data should be read in conjunction with the financial statements, related notes, and the report of Ernst & Young LLP covering such financial information and highlights, all of which are incorporated by reference into Part B.
Further information about the Fund's performance is contained in its Annual Report to shareholders. A copy of the Fund's Annual Report (including the report of Ernst & Young LLP) may be obtained from Limited-Term Funds, Inc. upon request at no charge.

--------------------------------------------------------------------------------

(LTGF-ABC)

LTGF-A-CHT

                                                                                      CLASS A SHARES
                                                                 -----------------------------------------------------------
                                                                                         YEAR ENDED
                                                                  12/31/96     12/31/95    12/31/94    12/31/93   12/31/92
Net Asset Value, Beginning of Period  . . . . . . . . . . . . .    $9.050       $8.990       $9.840     $10.000   $10.190

INCOME FROM INVESTMENT OPERATIONS
---------------------------------
Net Investment Income . . . . . . . . . . . . . . . . . . . . .     0.600        0.699        0.667       0.681     0.740
Net Gains or Losses on Securities
         (both realized and unrealized) . . . . . . . . . . . .    (0.280)       0.060       (0.850)     (0.160)   (0.190)
                                                                   -------       -----       -------     -------   -------
    Total From Investment Operations  . . . . . . . . . . . . .     0.320        0.759       (0.183)      0.521     0.550
                                                                    -----        -----       -------      -----     -----

LESS DISTRIBUTIONS
------------------
Dividends (from net investment income)  . . . . . . . . . . . .    (0.600)      (0.699)      (0.667)     (0.681)   (0.740)
Distributions (from capital gains)  . . . . . . . . . . . . . .     none         none         none        none      none
Returns of Capital    . . . . . . . . . . . . . . . . . . . . .     none         none         none        none      none
                                                                    ----         ----         ----        ----      ----
    Total Distributions . . . . . . . . . . . . . . . . . . . .    (0.600)      (0.699)      (0.667)     (0.681)   (0.740)
                                                                   -------      -------      -------     -------   -------

Net Asset Value, End of Period  . . . . . . . . . . . . . . . .    $8.770       $9.050       $8.990      $9.840   $10.000
                                                                   ======       ======       ======      ======   =======


-----------------------------------------------------------------

TOTAL RETURN(1)       . . . . . . . . . . . . . . . . . . . . .     3.69%        8.71%       (1.88%)      5.31%     5.62%(1)
------------


-----------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
------------------------

Net Assets, End of Period (000's omitted) . . . . . . . . . . .  $464,649     $653,451     $789,525  $1,126,031   $861,829
Ratio of Expenses to Average Daily Net Assets . . . . . . . . .     0.93%        0.96%        0.91%       0.88%     0.87%(2)
Ratio of Net Investment Income to Average Daily Net Assets  . .     6.80%        7.71%        7.10%       6.77%     7.03%(3)
Portfolio Turnover Rate . . . . . . . . . . . . . . . . . . . .       83%          73%         148%        171%        77%


                                                                                         CLASS A SHARES
                                                                 -----------------------------------------------------------
                                                                                            YEAR ENDED
                                                                   12/31/91      12/31/90    12/28/89   12/29/88    12/31/87
Net Asset Value, Beginning of Period  . . . . . . . . . . . . .     $9.770        $9.720      $9.700      $9.800      $9.980

INCOME FROM INVESTMENT OPERATIONS
---------------------------------
Net Investment Income . . . . . . . . . . . . . . . . . . . . .      0.799         0.814       0.843       0.730       0.695
Net Gains or Losses on Securities
         (both realized and unrealized) . . . . . . . . . . . .      0.420         0.050       0.020      (0.100)     (0.180)
                                                                     -----         -----       -----      -------     -------
    Total From Investment Operations  . . . . . . . . . . . . .      1.219         0.864       0.863       0.630       0.515
                                                                     -----         -----       -----       -----       -----

LESS DISTRIBUTIONS
------------------
Dividends (from net investment income)  . . . . . . . . . . . .     (0.799)       (0.814)     (0.843)     (0.730)     (0.695)
Distributions (from capital gains)  . . . . . . . . . . . . . .      none          none        none         none       none
Returns of Capital    . . . . . . . . . . . . . . . . . . . . .      none          none        none         none       none
                                                                     ----          ----        ----         ----       ----
    Total Distributions . . . . . . . . . . . . . . . . . . . .     (0.799)       (0.814)     (0.843)     (0.730)     (0.695)
                                                                    -------       -------     -------     -------     -------

Net Asset Value, End of Period  . . . . . . . . . . . . . . . .    $10.190        $9.770      $9.720      $9.700      $9.800
                                                                   =======        ======      ======      ======      ======


-----------------------------------------------------------------

TOTAL RETURN(1)       . . . . . . . . . . . . . . . . . . . . .     13.04%(1)      9.32%       9.28%       6.63%       5.46%
------------


-----------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
------------------------

Net Assets, End of Period (000's omitted) . . . . . . . . . . .   $144,129     $107,739    $107,637    $132,859    $138,818
Ratio of Expenses to Average Daily Net Assets . . . . . . . . .      0.90%(2)      0.99%       0.97%       0.90%       1.06%
Ratio of Net Investment Income to Average Daily Net Assets  . .      7.96%(3)      8.41%       8.72%       7.44%       6.86%
Portfolio Turnover Rate . . . . . . . . . . . . . . . . . . . .        42%          175%        311%        146%        304%



------------------------------

(1) Does not reflect maximum front-end sales charge, currently, 3.00% nor the 1% Limited CDSC that would apply in the event of certain redemptions within twelve months of purchase. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value. Total return for 1991 and 1992 reflects the expense limitations referenced in Notes 2 and 3.


(2) Ratio of expenses to average daily net assets prior to expense limitation was 0.90% for 1992 and 0.99% for 1991 for Limited-Term Government Fund A Class.


(3) Ratio of net investment income prior to expense limitation to average daily net assets was 7.01% for 1992 and 7.87% for 1991 for Limited-Term Government Fund A Class.

LTGF-B-CHT

                                                                                 CLASS B SHARES
                                                        --------------------------------------------------------------

                                                                                               PERIOD
                                                                       YEAR ENDED             5/2/94(1)
                                                                  12/31/96      12/31/95      12/31/94
Net Asset Value, Beginning of Period  . . . . . . . . . . . . .    $9.050        $8.990        $9.430

INCOME FROM INVESTMENT OPERATIONS
---------------------------------
Net Investment Income . . . . . . . . . . . . . . . . . . . . .     0.524         0.622         0.399
Net Gains or Losses on Securities
         (both realized and unrealized) . . . . . . . . . . . .    (0.280)        0.060        (0.440)
                                                                   -------        -----        -------
    Total From Investment Operations  . . . . . . . . . . . . .     0.244         0.682        (0.041)
                                                                    -----         -----        -------

LESS DISTRIBUTIONS
------------------
Dividends (from net investment income)  . . . . . . . . . . . .    (0.524)       (0.622)       (0.399)
Distributions (from capital gains)  . . . . . . . . . . . . . .     none          none          none
Returns of Capital    . . . . . . . . . . . . . . . . . . . . .     none          none          none
                                                                    ----          ----          ----
    Total Distributions . . . . . . . . . . . . . . . . . . . .    (0.524)       (0.622)       (0.399)
                                                                   -------       -------       -------

Net Asset Value, End of Period  . . . . . . . . . . . . . . . .    $8.770        $9.050        $8.990
                                                                   ======        ======        ======


-----------------------------------------------------------------

TOTAL RETURN          . . . . . . . . . . . . . . . . . . . . .     2.81%(2)      7.60%(2)     (0.44%)(2)
------------


-----------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
------------------------

Net Assets, End of Period (000's omitted) . . . . . . . . . . .   $12,959       $12,313        $6,282
Ratio of Expenses to Average Daily Net Assets . . . . . . . . .     1.78%         1.81%         1.76%
Ratio of Net Investment Income to Average Daily Net Assets  . .     5.91%         6.86%         6.25%
Portfolio Turnover Rate . . . . . . . . . . . . . . . . . . . .       83%           73%          148%


                                                                          CLASS C SHARES
                                                        ------------------------------------------
                                                                                    PERIOD
                                                                      YEAR        11/29/95(3)
                                                                      ENDED        THROUGH
                                                                     12/31/96      12/31/95
Net Asset Value, Beginning of Period  . . . . . . . . . . . . .      $9.050         $9.010

INCOME FROM INVESTMENT OPERATIONS
---------------------------------
Net Investment Income . . . . . . . . . . . . . . . . . . . . .       0.524          0.051
Net Gains or Losses on Securities
         (both realized and unrealized) . . . . . . . . . . . .      (0.280)         0.040
                                                                     -------         -----
    Total From Investment Operations  . . . . . . . . . . . . .       0.244          0.091
                                                                      -----          -----

LESS DISTRIBUTIONS
------------------
Dividends (from net investment income)  . . . . . . . . . . . .      (0.524)        (0.051)
Distributions (from capital gains)  . . . . . . . . . . . . . .       none           none
Returns of Capital    . . . . . . . . . . . . . . . . . . . . .       none           none
                                                                      -----          ----
    Total Distributions . . . . . . . . . . . . . . . . . . . .      (0.524)        (0.051)
                                                                     -------        -------

Net Asset Value, End of Period  . . . . . . . . . . . . . . . .      $8.770         $9.050
                                                                     ======         ======


-----------------------------------------------------------------

TOTAL RETURN          . . . . . . . . . . . . . . . . . . . . .       2.81% (2)           (2)(3)
------------


-----------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
------------------------

Net Assets, End of Period (000's omitted) . . . . . . . . . . .       $3,090            $33
Ratio of Expenses to Average Daily Net Assets . . . . . . . . .       1.78%             (3)
Ratio of Net Investment Income to Average Daily Net Assets  . .       5.78%             (3)
Portfolio Turnover Rate . . . . . . . . . . . . . . . . . . . .          83%            (3)


----------------------------------------
(1) Date of initial public offering. Ratios have been annualized, but total return for the limited period between May 2, 1994 through December 31, 1994 has not been annualized.

(2) Does not include any CDSC which varies from 1% - 2%, depending upon the holding period for Limited-Term Government Fund B Class and 1% for Limited-Term Government Fund C Class for 12 months from the date of purchase.

(3) Date of initial public offering; the ratios of expenses and net investment income to average daily net assets, portfolio turnover and total return have been omitted as management believes that such ratios and return for this relatively short period are not meaningful.

(LTGF-ABC)


INVESTMENT OBJECTIVE AND STRATEGIES

              The Fund seeks to provide a high stable level of income, while attempting to minimize fluctuations in principal and provide maximum liquidity. It seeks to do this by investing primarily in a portfolio of short- and intermediate-term securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and instruments secured by such securities. The Fund may also invest up to 20% of its assets in corporate notes and bonds, certificates of deposit and obligations of both U.S. and foreign banks, commercial paper and certain asset-back securities.

              The level of income will vary depending on interest rates and the portfolio. However, since longer term rates are generally less volatile than short-term rates, the level of income for the Fund may tend to be less volatile than, for example, a money market fund.


              Although the Fund will constantly strive to attain its objective, there can be no assurance that it will be obtained. The objective of the Fund cannot be changed without shareholder approval.


SUITABILITY
              The Fund may be suitable for individuals who want a stable and high income flow, the security associated with investments focused principally on U.S. government-backed instruments and the convenience and liquidity of mutual funds. However, investors should consider asset value fluctuation as well as income potential in making an investment decision.

              The Fund is not a money market fund. A money market fund is designed for stability of principal; consequently, the level of income fluctuates. The Fund is designed for greater stability of income at a relatively higher level; consequently, the principal value will fluctuate over time.

              Because the Fund invests in longer-term securities than a money market fund, the value of shares will fluctuate. When interest rates rise, the share value will tend to fall, and when interest rates fall, the share value will tend to rise. Therefore, the Fund may not be suitable for investors whose overriding objective is stability of principal. See Investment Strategy and Risk Factors.

              The Fund's objective of a high stable income stream may also be suitable for longer term investments, such as tax-deferred retirement plans (e.g., IRA, 401(k), Profit Sharing, etc.), where the income stream can be left to compound on a tax-deferred basis. Ownership of Fund shares reduces the bookkeeping and administrative inconveniences connected with direct purchases of these instruments.

(LTGF-ABC)


INVESTMENT STRATEGY AND RISK FACTORS
              The Fund attempts to provide you with yields higher than those available in money market funds or bank money market accounts by extending its portfolio maturities.

              The yield curves, as shown in the chart below, reflect the additional return that may be obtained by a moderate extension of maturities.


                            YIELD CURVE

                                    12/29/95           12/31/96

                                     Average Portfolio Maturity
3 Month                              5.072             5.186
6 Month                              5.147             5.297
1 Year                               5.132             5.488
2 Year                               5.150             5.868
3 Year                               5.208             6.010
5 Year                               5.374             6.206
10 Year                              5.570             6.418
30 Year                              5.949             6.641



The Fund expects to have an average portfolio maturity in the shaded area indicated above. By extending average maturity in this area, the Fund seeks higher income than may be available from money market securities but may also experience greater principal fluctuation. However, the Fund should tend to experience less principal fluctuation than funds which have average maturities beyond the gray shaded area. The yields to maturity in the curves are for unmanaged Treasury securities with various remaining maturities. The black line shows the yield curve at December 29, 1995. The purple line represents the yield curve as of December 31, 1996. The data was obtained from Bloomberg. These are not necessarily indicative of future performance or yield curves. The yield curve changes over time and short rates may occasionally be higher than intermediate rates.


MATURITY RESTRICTIONS
              The Fund seeks to reduce the effects of interest rate volatility on principal by keeping the average effective maturity (as that term is defined in Part B) to no more than five years.

              If in the judgment of the Manager rates are low, it will tend to shorten the average effective maturity to three years or less. Conversely, if in its judgment rates are high, it will tend to extend the average effective maturity to as high as five years. The Manager will increase the proportion of short-term instruments when short-term yields are higher. The Manager may purchase individual securities with a remaining maturity of up to fifteen years.

QUALITY GUIDELINES
              The Fund will invest primarily in securities issued or guaranteed by the U.S. government (e.g., Treasury Bills and Notes), its agencies (e.g., Federal Housing Administration) or instrumentalities (e.g., Federal Home Loan
Bank) or government-sponsored corporations (e.g., Federal National Mortgage Association), as well as repurchase agreements and publicly- and privately-issued mortgage-backed securities collateralized by such securities. The Fund may invest up to 20% of its assets in: (1) corporate notes and bonds rated A or above; (2) certificates of deposit and obligations of both U.S. and foreign banks if they have assets of at least one billion dollars; (3)

(LTGF-ABC)



commercial paper rated P-1 by Moody's Investors Service ("Moody's") and/or A-1 by Standard and Poor's Ratings Group ("S&P"); and (4) securities which are backed by assets such as receivables on home equity and credit loans, receivables regarding automobile, mobile home and recreational vehicle loans, wholesale dealer floor plans and leases or other loans or financial receivables currently available or which may be developed in the future. All such securities must be rated in the highest rating category by a reputable credit rating agency (e.g., AAA by S&P or Aaa by Moody's).


INVESTMENT TECHNIQUES
              To achieve its objective, the Fund may use certain hedging techniques which might not be conveniently available to individuals. These techniques will be used at the Manager's discretion to protect the Fund's principal value.

              The Fund may purchase put options, write secured put options, write covered call options, purchase call options and enter into closing transactions.

              The Fund may invest in futures contracts and options on such futures contracts subject to certain limitations.

              The Fund may invest up to 35% of its assets in securities issued by certain private, nongovernment corporations, such as financial institutions, if the securities are fully collateralized at the time of issuance by securities or certificates issued or guaranteed by the U.S. government, its agencies or instrumentalities. Two principal types of mortgage-backed securities are collateralized mortgage obligations (CMOs) and real estate mortgage investment conduits (REMICs).


              The Fund may also invest in securities which are backed by assets such as receivables on home equity and credit card loans, and receivables on automobile, mobile home and recreational vehicle loans, wholesale dealer floor plans and leases or other loans or financial receivables currently available or which may be developed in the future. All such securities must be rated in the highest rating category by a reputable credit rating agency (e.g., AAA by S&P or Aaa by Moody's).


              The Fund may also use repurchase agreements which are at least 100% collateralized by securities in which the Fund can invest directly. Repurchase agreements help the Fund to invest cash on a temporary basis.

                                   *   *   *

              Certain of the above-described securities may be considered to be derivative securities.

                                    *  *  *

              The Fund may loan up to 25% of its assets to qualified broker/dealers or institutional investors for their use relating to short sales or other security transactions.

              The Fund may invest in restricted securities, including securities eligible for resale without registration pursuant to Rule 144A ("Rule 144A Securities") under the Securities Act of 1933. Rule 144A permits many privately placed and legally restricted securities to be freely traded among certain institutional buyers such as the Fund. The Fund may invest no more than 10% of the value of its net assets in illiquid securities.

              For a further discussion of the investment techniques described above, see Additional Information on Investment Policies and Risk
Considerations.

(LTGF-ABC)


                                 *     *     *

              Investment Strategy and Risk Factors and Additional Information on Investment Policies and Risk Factors in this Prospectus and Part B further clarifies the Fund's investment policies, risk factors and the methods used to determine maturity. A brief discussion of those factors that materially affected the Fund's performance during its most recently completed fiscal year appears in the Fund's Annual Report.

(LTGF-ABC)


THE DELAWARE DIFFERENCE

PLANS AND SERVICES
              The Delaware Difference is our commitment to provide you with superior information and quality service on your investments in the Delaware Group of funds.

SHAREHOLDER PHONE DIRECTORY

INVESTOR INFORMATION CENTER
     800-523-4640
         FUND INFORMATION; LITERATURE; PRICE,
         YIELD AND PERFORMANCE FIGURES

SHAREHOLDER SERVICE CENTER
     800-523-1918
         INFORMATION ON EXISTING REGULAR
         INVESTMENT ACCOUNTS AND
         RETIREMENT PLAN ACCOUNTS; WIRE
         INVESTMENTS; WIRE LIQUIDATIONS;
         TELEPHONE LIQUIDATIONS; TELEPHONE
         EXCHANGES

DELAPHONE
              800-362-FUND
              (800-362-3863)


PERFORMANCE INFORMATION
              You can call the Investor Information Center at any time for current performance information. Current yield and total return information may also be included in advertisements and information given to shareholders. Yields are computed on an annualized basis over a 30-day period.


SHAREHOLDER SERVICES
              During business hours, you can call the Delaware Group's Shareholder Service Center. Our representatives can answer any questions about your account, the Fund, various service features and other funds in the Delaware Group.





DELAPHONE SERVICE
              Delaphone is an account inquiry service for investors with Touch-Tone(R) phone service. It enables you to get information on your account faster than the mailed statements and confirmations. Delaphone also provides current performance information on the Fund, as well as other funds in the Delaware Group. Delaphone is available seven days a week, 24 hours a day.

STATEMENTS AND CONFIRMATIONS

              You will receive quarterly statements of your account summarizing all transactions during the period. A confirmation statement will be sent following all transactions other than those involving a reinvestment of

(LTGF-ABC)



dividends. You should examine statements and confirmations immediately and promptly report any discrepancy by calling the Shareholder Service Center.


DUPLICATE CONFIRMATIONS
              If your financial adviser or investment dealer is noted on your investment application, we will send a duplicate confirmation to him or her. This makes it easier for your adviser to help you manage your investments.

TAX INFORMATION

              Each year, Limited-Term Funds, Inc. will mail to you information on the tax status of your dividends and distributions.



DIVIDEND PAYMENTS

              Dividends, capital gains and other distributions are automatically reinvested in your account, unless you elect to receive them in cash. You may also elect to have the dividends earned in one fund automatically invested in another Delaware Group fund with a different investment objective, subject to certain exceptions and limitations.


              For more information, see Additional Methods of Adding to Your Investment - Dividend Reinvestment Plan under How to Buy Shares or call the Shareholder Service Center.



MONEYLINE DIRECT DEPOSIT SERVICE
              If you elect to have your dividends and distributions paid in cash and such dividends and distributions are in an amount of $25 or more, you may choose the MoneyLine Direct Deposit Service and have such payments transferred from your Fund account to your predesignated bank account. See Dividends and Distributions. In addition, you may elect to have your Systematic Withdrawal Plan payments transferred from your Fund account to your predesignated bank account through this service. See Systematic Withdrawal Plans under Redemption and Exchange. Your funds will normally be credited to your bank account two business days after the payment date. There are no fees for this service. You can initiate the MoneyLine Direct Deposit Service by completing an Authorization Agreement. If the name and address on your designated bank account are not identical to the name and address on your Fund account, you must have your signature guaranteed. This service is not available for certain retirement plans.


RIGHT OF ACCUMULATION

              With respect to Class A Shares, the Right of Accumulation feature allows you to combine the value of your current holdings of Class A Shares, Class B Shares and Class C Shares of the Fund with the dollar amount of new purchases of Class A Shares of the Fund to qualify for a reduced front-end sales charge on such purchases of Class A Shares. Under the COMBINED PURCHASES PRIVILEGE, you may also include certain shares that you own in other funds in the Delaware Group. See Classes of Shares.


LETTER OF INTENTION
              The Letter of Intention feature permits you to obtain a reduced front-end sales charge on purchases of Class A Shares by aggregating certain of your purchases of Delaware Group fund shares over a 13-month period. See Classes of Shares and Part B.

(LTGF-ABC)


12-MONTH REINVESTMENT PRIVILEGE

              The 12-Month Reinvestment Privilege permits you to reinvest proceeds from a redemption of Class A Shares, within one year of the date of the redemption, without paying a front-end sales charge. See Part B.



EXCHANGE PRIVILEGE
              The Exchange Privilege permits you to exchange all or part of your shares into shares of other funds in the Delaware Group, subject to certain exceptions and limitations. For additional information on exchanges, see Investing by Exchange under How to Buy Shares and Redemption and Exchange.



WEALTH BUILDER OPTION
              You may elect to invest in the Fund through regular liquidations of shares in your accounts in other funds in the Delaware Group. Investments under this feature are exchanges and are therefore subject to the same conditions and limitations as other exchanges of Fund shares. See Additional Methods of Adding to Your Investment - Wealth Builder Option and Investing by Exchange under How to Buy Shares, and Redemption and Exchange.


DELAWARE GROUP ASSET PLANNER

              Delaware Group Asset Planner is an asset allocation service that gives you, when working with a professional financial adviser, the ability to more easily design and maintain investments in a diversified selection of Delaware Group mutual funds. The Asset Planner service offers a choice of four predesigned allocation strategies (each with a different risk/reward profile) made up of separate investments in predetermined percentages of Delaware Group funds. With the guidance of a financial adviser, you may also tailor an allocation strategy that meets your personal needs and goals. See How to Buy Shares.


FINANCIAL INFORMATION ABOUT THE FUND
              Each fiscal year, you will receive an audited annual report and an unaudited semi-annual report. These reports provide detailed information about the Fund's investments and performance. Limited-Term Funds, Inc.'s fiscal year ends on December 31.

THE DELAWARE DIGEST
              You will receive newsletters covering topics of interest about your investment alternatives and services from Delaware Group.

(LTGF-ABC)


RETIREMENT PLANNING

              An investment in the Fund may be suitable for tax-deferred retirement plans. Among the retirement plans noted below, Class B Shares are available for investment only by Individual Retirement Accounts, Simplified Employee Pension Plans, 457 Deferred Compensation Plans and 403(b)(7) Deferred Compensation Plans.

              Retirement plans may be subject to plan establishment fees, annual maintenance fees and/or other administrative or trustee fees. Fees are based upon the number of participants in the plan as well as the services selected. Additional information about fees is included in retirement plan materials. Fees are quoted upon request.


              Certain shareholder investment services available to non-retirement plan shareholders may not be available to retirement plan shareholders. Certain retirement plans may qualify to purchase shares of Limited- Term Government Fund Institutional Class. For additional information on any of the plans and Delaware's retirement services, call the Shareholder Service Center or see Part B.


INDIVIDUAL RETIREMENT ACCOUNT ("IRA")

              Individuals, even if they participate in an employer-sponsored retirement plan, may establish their own retirement program for investments in each of the Classes. Contributions to an IRA may be tax-deductible and earnings are tax-deferred. The tax deductibility of IRA contributions is restricted, and in some cases eliminated, for individuals who participate in certain employer-sponsored retirement plans and whose annual income exceeds certain limits. Existing IRAs and future contributions up to the IRA maximums, whether deductible or not, still earn on a tax-deferred basis.


SIMPLIFIED EMPLOYEE PENSION PLAN ("SEP/IRA")
              A SEP/IRA may be established by an employer who wishes to sponsor a tax-sheltered retirement program by making contributions on behalf of all eligible employees. Each of the Classes is available for investment by a SEP/IRA.

SALARY REDUCTION SIMPLIFIED EMPLOYEE PENSION PLAN ("SAR/SEP")

              New SAR/SEP plans may not be established after December 31, 1996. Employers must have no more than 25 employees to maintain an existing SEP/IRA that permits salary deferral contributions. An employer may also elect to make additional contributions to this plan. Class B Shares are not available for purchase by such plans.


403(b)(7) DEFERRED COMPENSATION PLAN
              Permits employees of public school systems or of certain types of non-profit organizations to enter into a deferred compensation arrangement for the purchase of shares of each of the Classes.

457 DEFERRED COMPENSATION PLAN
              Permits employees of state and local governments and certain other entities to enter into a deferred compensation arrangement for the purchase of shares of each of the Classes.

PROTOTYPE PROFIT SHARING OR MONEY PURCHASE PENSION PLAN
              Offers self-employed individuals, partnerships and corporations a tax-qualified plan which provides for the investment of contributions in Class A Shares or Class C Shares. Class B Shares are not available for purchase by such plans.

(LTGF-ABC)



PROTOTYPE 401(k) DEFINED CONTRIBUTION PLAN
              Permits employers to establish a tax-qualified plan based on salary deferral contributions for investment in Class A Shares or Class C Shares. Class B Shares are not available for purchase by such plans.



ALLIED PLANS

              Class A Shares are available for purchase by participants in certain 401(k) Defined Contribution Plans ("Allied Plans") which are made available under a joint venture agreement between the Distributor and another institution through which mutual funds are marketed and which allow investments in Class A Shares of designated Delaware Group funds ("eligible Delaware Group fund shares"), as well as shares of designated classes of non-Delaware Group funds ("eligible non-Delaware Group fund shares"). Class B Shares and Class C Shares are not eligible for purchase by Allied Plans.

              With respect to purchases made in connection with an Allied Plan, the value of eligible Delaware Group and eligible non-Delaware Group fund shares held by the Allied Plan may be combined with the dollar amount of new purchases by that Allied Plan to obtain a reduced front-end sales charge on additional purchases of eligible Delaware Group fund shares. See Front-End Sales Charge Alternative - Class A Shares under Classes of Shares.


              Participants in Allied Plans may exchange all or part of their eligible Delaware Group fund shares for other eligible Delaware Group fund shares or for eligible non-Delaware Group fund shares at net asset value without payment of a front-end sales charge. However, exchanges of eligible fund shares, both Delaware Group and non-Delaware Group, which were not subject to a front end sales charge, will be subject to the applicable sales charge if exchanged for eligible Delaware Group fund shares to which a sales charge applies. No sales charge will apply if the eligible fund shares were previously acquired through the exchange of eligible shares on which a sales charge was already paid or through the reinvestment of dividends. See Investing by Exchange.



              A dealer's commission may be payable on purchases of eligible Delaware Group fund shares under an Allied Plan. In determining a financial adviser's eligibility for a dealer's commission on net asset value purchases of eligible Delaware Group fund shares in connection with Allied Plans, all participant holdings in the Allied Plan will be aggregated. See Front-End Sales Charge Alternative - Class A Shares under Classes of Shares.



              The Limited CDSC is applicable to redemptions of net asset value purchases from an Allied Plan on which a dealer's commission has been paid. Waivers of the Limited CDSC, as described under Waiver of Limited Contingent Deferred Sales Charge - Class A Shares under Redemption and Exchange, apply to redemptions by participants in Allied Plans except in the case of exchanges between eligible Delaware Group and non-Delaware Group fund shares. When eligible Delaware Group fund shares are exchanged into eligible non-Delaware Group fund shares, the Limited CDSC will be imposed at the time of the exchange, unless the joint venture agreement specifies that the amount of the Limited CDSC will be paid by the financial adviser or selling dealer. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange.

(LTGF-ABC)


CLASSES OF SHARES

ALTERNATIVE PURCHASE ARRANGEMENTS
              Shares may be purchased at a price equal to the next determined net asset value per share, subject to a sales charge which may be imposed, at the election of the purchaser, at the time of the purchase for Class A Shares ("front-end sales charge alternative"), or on a contingent deferred basis for Class B Shares ("deferred sales charge alternative") or Class C Shares ("level sales charge alternative").


              Class A Shares. An investor who elects the front-end sales charge alternative acquires Class A Shares, which incur a sales charge when they are purchased, but generally are not subject to any sales charge when they are redeemed. Class A Shares are subject to annual 12b-1 Plan expenses of up to a maximum of 0.30% (currently, no more than 0.15% pursuant to Board action) of average daily net assets of such shares. Certain purchases of Class A Shares qualify for reduced front-end sales charges. See Front-End Sales Charge Alternative - Class A Shares, below. See also Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value and Distribution (12b-1) and Service.



              Class B Shares. An investor who elects the deferred sales charge alternative acquires Class B Shares, which do not incur a front-end sales charge when they are purchased, but they are subject to a contingent deferred sales charge if they are redeemed within three years of purchase. Class B Shares are subject to annual 12b-1 Plan expenses of up to a maximum of 1% (0.25% of which are service fees to be paid to the Distributor, dealers or others for providing personal service and/or maintaining shareholder accounts) of average daily net assets of such shares for approximately five years after purchase. Class B Shares permit all of the investor's dollars to work from the time the investment is made. The higher 12b-1 Plan expenses paid by Class B Shares will cause such shares to have a higher expense ratio and to pay lower dividends than Class A Shares. At the end of approximately five years after purchase, Class B Shares will automatically be converted into Class A Shares, and therefore, for the remainder of the life of the investment, the annual 12b-1 Plan fee of up to 0.30% (currently no more than 0.15% pursuant to Board action) for the Class A Shares will apply. See Automatic Conversion of Class B Shares, below.



              Class C Shares. An investor who elects the level sales charge alternative acquires Class C Shares, which do not incur a front-end sales charge when they are purchased, but they are subject to a contingent deferred sales charge if they are redeemed within 12 months of purchase. Class C Shares are subject to annual 12b-1 Plan expenses of up to a maximum of 1% (0.25% of which are service fees to be paid to the Distributor, dealers or others for providing personal service and/or maintaining shareholder accounts) of average daily net assets of such shares for the life of the investment. The higher 12b-1 Plan expenses paid by Class C Shares will cause such shares to have a higher expense ratio and to pay lower dividends than Class A Shares. Unlike Class B Shares, Class C Shares do not convert to another class.



              The alternative purchase arrangements described above permit investors to choose the method of purchasing shares that is most suitable given the amount of their purchase, the length of time they expect to hold their shares and other relevant circumstances. Investors should determine whether, given their particular circumstances, it is more advantageous to purchase Class A Shares and incur a front-end sales charge, purchase Class B Shares and have the entire initial purchase amount invested in the Fund with their investment being subject to a CDSC if they redeem shares within three years of purchase, or purchase Class C Shares and have the entire initial purchase amount invested in the Fund with their investment being subject to a CDSC if they redeem shares within 12 months of purchase. In addition, investors should consider the level of annual 12b-1 Plan expenses applicable to each Class. The higher 12b-1 Plan expenses on Class B Shares and Class C Shares will be offset to the extent a return is realized on the additional money initially invested upon the purchase of such shares. However, there can be no assurance as to the return, if any, that will be realized on such additional money, and the effect of

(LTGF-ABC)


earning a return on such additional money will diminish over time. In comparing Class B Shares to Class C Shares, investors should also consider the desirability of an automatic conversion feature, which is available only for Class B Shares.



              Prospective investors should refer to Appendix A - Investment Illustrations in this Prospectus for an illustration of the potential effect that each of the purchase options may have on a long-term shareholder's investment.



              For the distribution and related services provided to, and the expenses borne on behalf of, the Fund, the Distributor and others will be paid, in the case of Class A Shares, from the proceeds of the front-end sales charge and 12b-1 Plan fees and, in the case of Class B Shares and Class C Shares, from the proceeds of the 12b- 1 Plan fees and, if applicable, the CDSC incurred upon redemption. Financial advisers may receive different compensation for selling Class A, Class B and Class C Shares. Investors should understand that the purpose and function of the respective 12b-1 Plans and CDSCs applicable to Class B Shares and Class C Shares are the same as those of the 12b-1 Plan and the front-end sales charge applicable to Class A Shares in that such fees and charges are used to finance the distribution of the respective Classes. See Distribution (12b-1) and Service under Management Fund.


              Dividends paid on Class A, Class B and Class C Shares, to the extent any dividends are paid, will be calculated in the same manner, at the same time, on the same day and will be in the same amount, except that the additional amount of 12b-1 Plan expenses relating to Class B Shares and Class C Shares will be borne exclusively by such shares. See Calculation of Offering Price and Net Asset Value Per Share.


              The NASD has adopted Rules of Fair Practice, as amended, relating to investment company sales charges. Limited-Term Funds, Inc. and the Distributor intend to operate in compliance with these rules.

(LTGF-ABC)


FRONT-END SALES CHARGE ALTERNATIVE - CLASS A SHARES
              Class A Shares may be purchased at the offering price which reflects a maximum front-end sales charge of 3.00%. See Calculation of Offering Price and Net Asset Value Per Share.

              Purchases of $100,000 or more carry a reduced front-end sales charge as shown in the following table.

                      LIMITED-TERM GOVERNMENT FUND A CLASS



----------------------------------------------------------------------------------------------------------------------------
                                                                                                            Dealer's
                                                                    Front-End Sales Charge as % of       Commission***
       Amount of Purchase                                           Offering               Amount           as % of
                                                                      Price               Invested**     Offering Price
----------------------------------------------------------------------------------------------------------------------------
Less than $100,000                                                    3.00%                 3.09%             2.50%
$100,000 but under $250,000                                           2.50                  2.51              2.00
$250,000 but under $500,000                                           2.00                  2.06              1.60
$500,000 but under $1,000,000*                                        1.50                  1.50              1.20


* There is no front-end sales charge on purchases of Class A Shares of $1 million or more but, under certain limited circumstances, a 1% Limited CDSC may apply upon redemption of such shares.

** Based on the net asset value of Class A Shares as of the end of Limited-Term Funds, Inc.'s most recent fiscal year.

*** Financial institutions or their affiliated brokers may receive an agency transaction fee in the percentages set forth above.
--------------------------------------------------------------------------------

The Fund must be notified when a sale takes place which would qualify for the reduced front-end sales charge on the basis of previous or current purchases. The reduced front-end sales charge will be granted upon confirmation of the shareholder's holdings by the Fund. Such reduced front-end sales charges are not retroactive.

From time to time, upon written notice to all of its dealers, the Distributor may hold special promotions for specified periods during which the Distributor may reallow to dealers up to the full amount of the front-end sales charge shown above. In addition, certain dealers who enter into an agreement to provide extra training and information on Delaware Group products and services and who increase sales of Delaware Group funds may receive an additional commission of up to 0.15% of the offering price. Dealers who receive 90% or more of the sales charge may be deemed to be underwriters under the Securities Act of 1933.
--------------------------------------------------------------------------------

(LTGF-ABC)



              For initial purchases of Class A Shares of $1,000,000 or more, a dealer's commission may be paid by the Distributor to financial advisers through whom such purchases are made in accordance with the following schedule:



                                                                          DEALER'S
                                                                         COMMISSION
                                                                         ----------
                                                                       (as a percent-
                                                                       age of amount
              AMOUNT OF PURCHASE                                         purchased)
              ------------------                                         ----------
              Up to $3 million                                             0.60%
              Next $2 million up to $5 million                             0.40
              Amount over $5 million                                       0.20



              In determining a financial adviser's eligibility for the dealer's commission, purchases of Class A Shares of other Delaware Group funds as to which a Limited CDSC applies may be aggregated with those of the Class A Shares of the Fund. Financial advisers also may be eligible for a dealer's commission in connection with certain purchases made under a Letter of Intention or pursuant to an investor's Right of Accumulation. Financial advisers should contact the Distributor concerning the applicability and calculation of the dealer's commission in the case of combined purchases.

              An exchange from other Delaware Group funds will not qualify for payment of the dealer's commission, unless a dealer's commission or similar payment has not been previously paid on the assets being exchanged. The schedule and program for payment of the dealer's commission are subject to change or termination at any time by the Distributor at its discretion.

              Redemptions of Class A Shares purchased at net asset value may result in the imposition of a Limited CDSC if the dealer's commission described above was paid in connection with the purchase of those shares. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange.

COMBINED PURCHASES PRIVILEGE
              By combining your holdings of Class A Shares with your holdings of Class B Shares and/or Class C Shares of the Fund and shares of the other funds in the Delaware Group, except those noted below, you can reduce the front-end sales charges on any additional purchases of Class A Shares. Shares of Delaware Group Premium Fund, Inc. beneficially owned in connection with ownership of variable insurance products may be combined with other Delaware Group fund holdings. Shares of other funds that do not carry a front-end sales charge or CDSC may not be included unless they were acquired through an exchange from a Delaware Group fund that does carry a front-end sales charge or CDSC.

              This privilege permits you to combine your purchases and holdings with those of your spouse, your children under 21 and any trust, fiduciary or retirement account for the benefit of such family members.

              It also permits you to use these combinations under a Letter of Intention. A Letter of Intention allows you to make purchases over a 13-month period and qualify the entire purchase for a reduction in front-end sales charges on Class A Shares.

(LTGF-ABC)


              Combined purchases of $1,000,000 or more, including certain purchases made at net asset value pursuant to a Right of Accumulation or under a Letter of Intention, may result in the payment of a dealer's commission and the applicability of a Limited CDSC. Investors should consult their financial advisers or the Shareholder Service Center about the operation of these features. See Front-End Sales Charge Alternative - Class A Shares, above.

BUYING CLASS A SHARES AT NET ASSET VALUE
              Class A Shares of the Fund may be purchased at net asset value under the Delaware Group Dividend Reinvestment Plan and, under certain circumstances, the Exchange Privilege and the 12-Month Reinvestment Privilege. See The Delaware Difference and Redemption and Exchange for additional information.

              Purchases of Class A Shares may be made at net asset value by current and former officers, directors and employees (and members of their families) of the Manager, any affiliate, any of the funds in the Delaware Group, certain of their agents and registered representatives and employees of authorized investment dealers and by employee benefit plans for such entities. Individual purchases, including those in retirement accounts, must be for accounts in the name of the individual or a qualifying family member.


              Purchases of Class A Shares may also be made by clients of registered representatives of an authorized investment dealer at net asset value within 12 months after the registered representative changes employment, if the purchase is funded by proceeds from an investment where a front-end sales charge, contingent deferred sales charge or other sales charge has been assessed. Purchases of Class A Shares may also be made at net asset value by bank employees who provide services in connection with agreements between the bank and unaffiliated brokers or dealers concerning sales of shares of Delaware Group funds. In addition, purchases of Class A Shares may be made by financial institutions investing for the account of their trust customers when they are not eligible to purchase shares of the Fund's institutional class. Officers, directors and key employees of institutional clients of the Manager or any of its affiliates may purchase Class A Shares at net asset value. Moreover, purchases may be effected at net asset value for the benefit of the clients of brokers, dealers and registered investment advisers affiliated with a broker or dealer, if such broker, dealer or investment adviser has entered into an agreement with the Distributor providing specifically for the purchase of Class A Shares in connection with special investment products, such as wrap accounts or similar fee based programs.


              Investments of Class A Shares made by plan level and/or participant retirement accounts that are for the purpose of repaying a loan taken from such accounts, will be made at net asset value. Loan repayments made to a Delaware Group account in connection with loans originated from accounts previously maintained by another investment firm will also be invested at net asset value.

              The Fund must be notified in advance that an investment qualifies for purchase at net asset value.

GROUP INVESTMENT PLANS

              Group Investment Plans (e.g., SEP/IRA, SAR/SEP, Prototype Profit Sharing, Pension and 401(k) Defined Contribution Plans) may benefit from the reduced front-end sales charges available on Class A Shares set forth in the table on page 15, based on total plan assets. In addition, 403(b)(7) and 457 Retirement Plan Accounts may benefit from a reduced front-end sales charge on Class A Shares based on the total amount invested by all participants in the plan by satisfying the following criteria: (i) the employer for which the plan was established has 250 or more eligible employees and the plan lists only one broker of record, or (ii) the plan includes employer contributions and the plan lists only one broker of record. If a company has more than one plan investing in the Delaware Group of funds, then the total amount invested in all plans will be aggregated to determine the applicable front-end sales charge reduction on each purchase, both initial and subsequent, if, at the time of each such purchase, the company notifies the Fund that it qualifies for the reduction. Employees participating in such Group

(LTGF-ABC)


Investment Plans may also combine the investments held in their plan account to determine the front-end sales charge applicable to purchases in non-retirement Delaware Group investment accounts if, at the time of each such purchase, they notify the Fund that they are eligible to combine purchase amounts held in their plan account.

              For additional information on retirement plans, including plan forms, applications, minimum investments and any applicable account maintenance fees, contact your investment dealer or the Distributor.

              For other retirement plans and special services, see Retirement Planning.

DEFERRED SALES CHARGE ALTERNATIVE - CLASS B SHARES

              Class B Shares may be purchased at net asset value without a front-end sales charge and, as a result, the full amount of the investor's purchase payment will be invested in Fund shares. The Distributor currently anticipates compensating dealers or brokers for selling Class B Shares at the time of purchase from its own assets in an amount equal to no more than 2% of the dollar amount purchased. In addition, from time to time, upon written notice to all of its dealers, the Distributor may hold special promotions for specified periods during which the Distributor may pay additional compensation to dealers or brokers for selling Class B Shares at the time of purchase. As discussed below, however, Class B Shares are subject to annual 12b-1 Plan expenses and, if redeemed within three years of purchase, a CDSC.


              Proceeds from the CDSC and the annual 12b-1 Plan fees are paid to the Distributor and others for providing distribution and related services, and bearing related expenses, in connection with the sale of Class B Shares. These payments support the compensation paid to dealers or brokers for selling Class B Shares. Payments to the Distributor and others under the Class B 12b-1 Plan may be in an amount equal to no more than 1% annually. The combination of the CDSC and the proceeds of the 12b-1 Plan fees makes it possible for the Fund to sell Class B Shares without deducting a front-end sales charge at the time of purchase.


              Holders of Class B Shares who exercise the exchange privilege described below will continue to be subject to the CDSC schedule for Class B Shares as described in this Prospectus, even after the exchange. See Redemption and Exchange.


AUTOMATIC CONVERSION OF CLASS B SHARES
              Class B Shares, other than shares acquired through reinvestment of dividends, held for five years after purchase are eligible for automatic conversion into Class A Shares. Conversions of Class B Shares into Class A Shares will occur only four times in any calendar year, on the last business day of the second full week of March, June, September and December (each, a "Conversion Date"). If the fifth anniversary after a purchase of Class B Shares falls on a Conversion Date, an investor's Class B Shares will be converted on that date. If the fifth anniversary occurs between Conversion Dates, an investor's Class B Shares will be converted on the next Conversion Date after such anniversary. Consequently, if a shareholder's fifth anniversary falls on the day after a Conversion Date, that shareholder will have to hold Class B Shares for as long as three additional months after the fifth anniversary of purchase before the shares will automatically convert into Class A Shares.

(LTGF-ABC)


              Class B Shares of a fund acquired through a reinvestment of dividends will convert to the corresponding Class A Shares of that fund (or, in the case of Delaware Group Cash Reserve, Inc., the Delaware Cash Reserve Consultant Class) pro-rata with Class B Shares of that fund not acquired through dividend reinvestment.


              All such automatic conversions of Class B Shares will constitute tax-free exchanges for federal income tax purposes. See Taxes.

(LTGF-ABC)


LEVEL SALES CHARGE ALTERNATIVE - CLASS C SHARES

              Class C Shares may be purchased at net asset value without a front-end sales charge and, as a result, the full amount of the investor's purchase payment will be invested in Fund shares. The Distributor currently anticipates compensating dealers or brokers for selling Class C Shares at the time of purchase from its own assets in an amount equal to no more than 1% of the dollar amount purchased. As discussed below, however, Class C Shares are subject to annual 12b-1 Plan expenses and, if redeemed within 12 months of purchase, a CDSC.


              Proceeds from the CDSC and the annual 12b-1 Plan fees are paid to the Distributor and others for providing distribution and related services and bearing related expenses, in connection with the sale of Class C Shares. These payments support the compensation paid to dealers or brokers for selling Class C Shares. Payments to the Distributor and others under the Class C 12b-1 Plan may be in an amount equal to no more than 1% annually.

              Holders of Class C Shares who exercise the exchange privilege described below will continue to be subject to the CDSC schedule for the Fund's Class C Shares as described in this Prospectus, even after exchange. See Redemption and Exchange.

CONTINGENT DEFERRED SALES CHARGE - CLASS B SHARES AND CLASS C SHARES

              Class B Shares redeemed within three years of purchase may be subject to a CDSC at the rates set forth below and Class C Shares redeemed within 12 months of purchase may be subject to a CDSC of 1%. CDSCs are charged as a percentage of the dollar amount subject to the CDSC. The charge will be assessed on an amount equal to the lesser of the net asset value at the time of purchase of the shares being redeemed or the net asset value of those shares at redemption. No CDSC will be imposed on increases in net asset value above the initial purchase price, nor will a CDSC be assessed on redemptions of shares acquired through reinvestments of dividends or capital gains distributions.
For purposes of this formula, the "net asset value at the time of purchase" will be the net asset value at purchase of Class B Shares or Class C Shares of the Fund, even if those shares are later exchanged for shares of another Delaware Group fund. In the event of an exchange of the shares, the "net asset value of such shares at the time of redemption" will be the net asset value of the shares that were acquired in the exchange.


              The following table sets forth the rates of the CDSC for Class B Shares of the Fund:

                                                                          CONTINGENT DEFERRED
                                                                          SALES CHARGE (AS A
                                                                          PERCENTAGE OF
                                                                          DOLLAR AMOUNT
                      YEAR AFTER PURCHASE MADE                            SUBJECT TO CHARGE)
                      ------------------------                            ------------------
                      0-2                                                          2%
                      3                                                            1%
                      4 and thereafter                                             None

              During the fourth year after purchase and, thereafter, until converted automatically into Class A Shares, Class B Shares will still be subject to the annual 12b-1 Plan expenses of up to 1% of average daily net assets of those shares. See Automatic Conversion of Class B Shares, above. Investors are reminded that Class A Shares into which Class B Shares will convert are subject to ongoing annual 12b-1 Plan expenses of up to a maximum of 0.30% (currently, no more than 0.15% pursuant to Board action) of average daily net assets of such shares.

(LTGF-ABC)



              In determining whether a CDSC applies to a redemption of Class B Shares, it will be assumed that shares held for more than three years are redeemed first, followed by shares acquired through the reinvestment of dividends or distributions, and finally by shares held longest during the three-year period. With respect to Class C Shares, it will be assumed that shares held for more than 12 months are redeemed first, followed by shares acquired through the reinvestment of dividends or distributions, and finally by shares held for 12 months or less.


              All investments made during a calendar month, regardless of what day of the month the investment occurred, will age one month on the last day of that month and each subsequent month.

              The CDSC is waived on certain redemptions of Class B Shares and Class C Shares. See Waiver of Contingent Deferred Sales Charge - Class B and Class C Shares under Redemption and Exchange.




OTHER PAYMENTS TO DEALERS -- CLASS A, CLASS B AND CLASS C SHARES
              From time to time at the discretion of the Distributor, all registered broker/dealers whose aggregate sales of the Classes exceed certain limits, as set by the Distributor, may receive from the Distributor an additional payment of up to 0.25% of the dollar amount of such sales. The Distributor may also provide additional promotional incentives or payments to dealers that sell shares of the Delaware Group of funds. In some instances, these incentives or payments may be offered only to certain dealers who maintain, have sold or may sell certain amounts of shares.

              Subject to pending amendments to the NASD's Rules of Fair Practice, in connection with the promotion of Delaware Group fund shares, the Distributor may, from time to time, pay to participate in dealer- sponsored seminars and conferences, reimburse dealers for expenses incurred in connection with preapproved seminars, conferences and advertising and may, from time to time, pay or allow additional promotional incentives to dealers, which shall include non-cash commissions, such as certain luxury merchandise or a trip to or attendance at a business or investment seminar at a luxury resort, as part of preapproved sales contests. Payment of non-cash compensation to dealers is currently under review by the NASD and the Securities and Exchange Commission. It is likely that the NASD's Rules of Fair Practice will be amended such that the ability of the Distributor to pay non-cash compensation as described above will be restricted in some fashion. The Distributor intends to comply with the NASD's Rules of Fair Practice as they may be amended.





LIMITED-TERM GOVERNMENT FUND INSTITUTIONAL CLASS
              In addition to offering Class A, Class B and Class C Shares, the Fund also offers Limited-Term Government Fund Institutional Class, which is described in a separate prospectus and is available for purchase only by certain investors. Limited-Term Government Fund Institutional Class shares generally are distributed directly by the Distributor and do not have a front-end sales charge, a CDSC or a Limited CDSC, and are not subject to 12b-1 Plan distribution expenses. To obtain the prospectus that describes Limited-Term Government Fund Institutional Class, contact the Distributor by writing to the address or by calling the telephone number listed on the back of this Prospectus.

(LTGF-ABC)


HOW TO BUY SHARES

PURCHASE AMOUNTS

              Generally, the minimum initial purchase is $1,000 for Class A Shares, Class B Shares and Class C Shares. Subsequent purchases generally must be $100 or more. For purchases under the Uniform Gifts to Minors Act or Uniform Transfers to Minors Act or through an Automatic Investing Plan, there is a minimum initial purchase of $250 and a minimum subsequent purchase of $25. Minimum purchase requirements do not apply to retirement plans other than IRAs for which there is a minimum initial purchase of $250, and a minimum subsequent purchase of $25, regardless of which Class is selected.


              There is a maximum purchase limitation of $250,000 on each purchase of Class B Shares. For Class C Shares, each purchase must be in an amount that is less than $1,000,000. An investor may exceed these maximum purchase limitations by making cumulative purchases over a period of time. In doing so, an investor should keep in mind that reduced front-end sales charges are available on investments of $100,000 or more in Class A Shares, and that Class A Shares (i) are subject to lower annual 12b-1 Plan expenses than Class B Shares and Class C Shares and (ii) generally are not subject to a CDSC. For retirement plans, the maximum purchase limitations apply only to the initial purchase of Class B Shares and Class C Shares by the plan.

INVESTING THROUGH YOUR INVESTMENT DEALER

              You can make a purchase of shares of the Fund through most investment dealers who, as part of the service they provide, must transmit orders promptly. They may charge for this service. If you want a dealer but do not have one, the Delaware Group can refer you to one.


INVESTING BY MAIL

1. Initial Purchases--An Investment Application or, in the case of a retirement account, an appropriate retirement plan application, must be completed, signed and sent with a check payable to Limited-Term Government Fund A Class, Limited-Term Government Fund B Class or Limited-Term Government Fund C Class to Delaware Group at 1818 Market Street, Philadelphia, PA 19103.


2. Subsequent Purchases--Additional purchases may be made at any time by mailing a check payable to Limited-Term Government Fund A Class, Limited-Term Government Fund B Class or Limited-Term Government Fund C Class. Your check should be identified with your name(s) and account number. An investment slip (similar to a deposit slip) is provided at the bottom of transaction confirmations and dividend statements that you will receive from Limited-Term Funds, Inc. Use of this investment slip can help expedite processing of your check when making additional purchases. Your investment may be delayed if you send additional purchases by certified mail.

INVESTING BY WIRE

              You may purchase shares by requesting your bank to transmit funds by wire to CoreStates Bank, N.A., ABA #031000011, account number 1412893401 (include your name(s) and your account number for the Fund and Class in which you are investing).



1. Initial Purchases--Before you invest, telephone the Shareholder Service Center to get an account number. If you do not call first, processing of your investment may be delayed. In addition, you must promptly send your Investment Application or, in the case of a retirement account, an appropriate retirement plan application, to Limited-Term Government Fund A Class, Limited-Term Government Fund B Class or Limited-Term Government Fund C Class, to Delaware Group at 1818 Market Street, Philadelphia, PA 19103.

(LTGF-ABC)


2. Subsequent Purchases--You may make additional investments anytime by wiring funds to CoreStates Bank, N.A., as described above. You should advise the Shareholder Service Center by telephone of each wire you send.

              If you want to wire investments to a retirement plan account, call the Shareholder Service Center for special wiring instructions.




INVESTING BY EXCHANGE

              If you have an investment in another mutual fund in the Delaware Group, you may write and authorize an exchange of part or all of your investment into shares of the Fund. If you wish to open an account by exchange, call the Shareholder Service Center for more information. All exchanges are subject to the eligibility and minimum purchase requirements set forth in each fund's prospectus. See Redemption and Exchange for more complete information concerning your exchange privilege.



              Holders of Class A Shares of the Fund may exchange all or part of their shares for certain of the shares of other funds in the Delaware Group, including other Class A Shares, but may not exchange their Class A Shares for Class B Shares or Class C Shares of the Fund or of any other fund in the Delaware Group. Holders of Class B Shares of the Fund are permitted to exchange all or part of their Class B Shares only into Class B Shares of other Delaware Group funds. Similarly, holders of Class C Shares of the Fund are permitted to exchange all or part of their Class C Shares only into Class C Shares of other Delaware Group funds. See Appendix B -- Classes Offered for a list of Delaware Group funds and the classes they offer. Class B Shares of the Fund and Class C Shares of the Fund acquired by exchange will continue to carry the CDSC and, in the case of Class B Shares, the automatic conversion schedule of the fund from which the exchange is made. The holding period of Class B Shares of the Fund acquired by exchange will be added to that of the shares that were exchanged for purposes of determining the time of the automatic conversion into Class A Shares of the Fund.


              Permissible exchanges into Class A Shares of the Fund will be made without a front-end sales charge, except for exchanges of shares that were not previously subject to a front-end sales charge (unless such shares were acquired through the reinvestment of dividends). Permissible exchanges into Class B Shares or Class C Shares of the Fund will be made without the imposition of a CDSC by the fund from which the exchange is being made at the time of the exchange.


              See Allied Plans under Retirement Planning for information on exchanges by participants in an Allied Plan.


ADDITIONAL METHODS OF ADDING TO YOUR INVESTMENT
              Call the Shareholder Service Center for more information if you wish to use the following services:

1.            Automatic Investing Plan
              THE AUTOMATIC INVESTING PLAN ENABLES YOU TO MAKE REGULAR MONTHLY INVESTMENTS WITHOUT WRITING OR MAILING CHECKS. You may authorize Limited-Term Funds, Inc. to transfer a designated amount monthly from your checking account to your Fund account. Many shareholders use this as an automatic savings plan. Shareholders should allow a reasonable amount of time for initial purchases and changes to these plans to become effective.

(LTGF-ABC)


              This option is not available to participants in the following plans: SAR/SEP, SEP/IRA, Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, 403(b)(7) Deferred Compensation Plans or 457 Deferred Compensation Plans.

2.            Direct Deposit
              YOU MAY HAVE YOUR EMPLOYER OR BANK MAKE REGULAR INVESTMENTS DIRECTLY TO YOUR ACCOUNT FOR YOU (for example: payroll deduction, pay by phone, annuity payments). The Fund also accepts preauthorized recurring government and private payments by Electronic Fund Transfer, which avoids mail time and check clearing holds on payments such as social security, federal salaries, Railroad Retirement benefits, etc.

                                 *     *     *


              Should investments through an automatic investing plan or by direct deposit be reclaimed or returned for some reason, Limited-Term Funds, Inc. has the right to liquidate your Fund shares to reimburse the government or transmitting bank. If there are insufficient funds in your account, you are obligated to reimburse the Fund.


3.            Wealth Builder Option

              You can use our Wealth Builder Option to invest in the Fund through regular liquidations of shares in your accounts in other funds in the Delaware Group. You may also elect to invest in other mutual funds in the Delaware Group through the Wealth Builder Option through regular liquidations of shares in your Fund account.



              Under this automatic exchange program, you can authorize regular monthly amounts (minimum of $100 per fund) to be liquidated from your account in one or more funds in the Delaware Group and invested automatically into any other account in a Delaware Group mutual fund that you may specify. If in connection with the election of the Wealth Builder Option, you wish to open a new account to receive the automatic investment, such new account must meet the minimum initial purchase requirements described in the prospectus of the fund that you select. All investments under this option are exchanges and are therefore subject to the same conditions and limitations as other exchanges noted above. You can terminate your participation in Wealth Builder at any time by giving written notice to the fund from which the exchanges are made. See Redemption and Exchange.


              This option is not available to participants in the following plans: SAR/SEP, SEP/IRA, Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, 403(b)(7) Deferred Compensation Plans or 457 Deferred Compensation Plans.

4.            Dividend Reinvestment Plan
              You can elect to have your distributions (capital gains and/or dividend income) paid to you by check or reinvested in your account. Or, you may invest your distributions in certain other funds in the Delaware Group, subject to the exceptions noted below as well as the eligibility and minimum purchase requirements set forth in each fund's prospectus.

              Reinvestments of distributions into Class A Shares of the Fund or of other Delaware Group funds are made without a front-end sales charge. Reinvestments of distributions into Class B Shares of the Fund or of other Delaware Group funds or into Class C Shares of the Fund or of other Delaware Group funds are also made without any sales charge and will not be subject to a CDSC if later redeemed. See Automatic Conversion of Class B Shares under Classes of Shares for information concerning the automatic conversion of Class B Shares acquired by reinvesting dividends.

(LTGF-ABC)



              Holders of Class A Shares of the Fund may not reinvest their distributions into Class B Shares or Class C Shares of any fund in the Delaware Group, including the Fund. Holders of Class B Shares of the Fund may reinvest their distributions only into Class B Shares of the funds in the Delaware Group which offer that class of shares. Similarly, holders of Class C Shares of the Fund may reinvest their distributions only into Class C Shares of the funds in the Delaware Group which offer that class of shares. See Appendix B --Classes Offered for a list of the funds offering those classes of shares. For more information about reinvestments, call the Shareholder Service Center.



              Distributions for capital gains and/or dividends for participants in the following retirement plans are automatically reinvested into the same Delaware Group fund: SAR/SEP, SEP/IRA, Profit Sharing, Money Purchase Pension, 401(k), 403(b)(7), or 457 Plans.



DELAWARE GROUP ASSET PLANNER
              To invest in Delaware Group funds using the Delaware Group Asset Planner asset allocation service, you should complete a Delaware Group Asset Planner Account Registration Form, which is available only from a financial adviser or investment dealer. As previously described under The Delaware Difference, the Delaware Group Asset Planner service offers a choice of four predesigned asset allocation strategies (each with a different risk/reward profile) in predetermined percentages in Delaware Group funds. Or, with the help of a financial adviser, you may design a customized asset allocation strategy.



              The sales charge on an investment through the Asset Planner service is determined by the individual sales charges of the underlying funds and their percentage allocation in the selected Strategy. Exchanges from existing Delaware Group accounts into the Asset Planner service may be made at net asset value under the circumstances described under Investing by Exchange, above. The minimum initial investment per Strategy is $2,000; subsequent investments must be at least $100. Individual fund minimums do not apply to investments made using the Asset Planner service. Class A, Class B and Class C Shares are available through the Asset Planner service. Generally, only shares within the same class may be used within the same Strategy. However, Class A Shares of the Fund and of other funds in the Delaware Group may be used in the same Strategy with consultant class shares that are offered by certain other Delaware Group funds. See Appendix B--Classes Offered for the funds in the Delaware Group that offer consultant class shares.



              An annual maintenance fee, currently $35 per Strategy, is typically due at the time of initial investment and by September 30th of each subsequent year. The fee, payable to Delaware Service Company, Inc. to defray extra costs associated with administering the Asset Planner service, will be deducted automatically from one of the funds within your Asset Planner account if not paid by September 30th. However, effective November 1, 1996, the annual fee is waived until further notice. Investors who utilize the Asset Planner for an IRA will continue to pay an annual IRA fee of $15 per Social Security number. See Part B.



              Investors will receive a customized quarterly Strategy Report summarizing all Delaware Group Asset Planner investment performance and account activity during the prior period. Confirmation statements will be sent following all transactions other than those involving a reinvestment of distributions.



              Certain shareholder services are not available to investors using the Asset Planner service, due to its special design. These include Delaphone, Checkwriting, Wealth Builder Option and Letter of Intention. Systematic Withdrawal Plans are available after the account has been open for two years.


PURCHASE PRICE AND EFFECTIVE DATE

(LTGF-ABC)


              The offering price and net asset value of Class A, Class B and Class C Shares are determined as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m., Eastern time) on days when the Exchange is open.

              The effective date of a purchase made through an investment dealer is the date the order is received by the Fund. The effective date of a direct purchase is the day your wire, electronic transfer or check is received, unless it is received after the time the offering price of shares is determined, as noted above. Purchase orders received after such time will be effective the next business day.

THE CONDITIONS OF YOUR PURCHASE
              The Fund reserves the right to reject any purchase order. If a purchase is canceled because your check is returned unpaid, you are responsible for any loss incurred. The Fund can redeem shares from your account(s) to reimburse itself for any loss, and you may be restricted from making future purchases in any of the funds in the Delaware Group. The Fund reserves the right to reject purchase orders paid by third-party checks or checks that are not drawn on a domestic branch of a United States financial institution. If a check drawn on a foreign financial institution is accepted, you may be subject to additional bank charges for clearance and currency conversion.


              The Fund also reserves the right, following shareholder notification, to charge a service fee on non- retirement accounts that, as a result of a redemption, have remained below the minimum stated account balance for a period of three or more consecutive months. Holders of such accounts may be notified of their insufficient account balance and advised that they have until the end of the current calendar quarter to raise their balance to the stated minimum. If the account has not reached the minimum balance requirement by that time, the Fund will charge a $9 fee for that quarter and each subsequent calendar quarter until the account is brought up to the minimum balance. The service fee will be deducted from the account during the first week of each calendar quarter for the previous quarter, and will be used to help defray the cost of maintaining low-balance accounts. No fees will be charged without proper notice, and no CDSC will apply to such assessments.


              The Fund also reserves the right, upon 60 days' written notice, to involuntarily redeem accounts that remain under the minimum initial purchase amount as a result of redemptions. An investor making the minimum initial investment may be subject to involuntary redemption without the imposition of a CDSC or Limited CDSC if he or she redeems any portion of his or her account.

(LTGF-ABC)


REDEMPTION AND EXCHANGE

              YOU CAN REDEEM OR EXCHANGE YOUR SHARES IN A NUMBER OF DIFFERENT WAYS. The exchange service is useful if your investment requirements change and you want an easy way to invest in other bond funds, equity funds, tax-advantaged funds or money market funds. Exchanges are subject to the requirements of each fund and all exchanges of shares constitute taxable events. See Taxes. Further, in order for an exchange to be processed, shares of the fund being acquired must be registered in the state where the acquiring shareholder resides. You may want to consult your financial adviser or investment dealer to discuss which funds in the Delaware Group will best meet your changing objectives, and the consequences of any exchange transaction. You may also call the Delaware Group directly for fund information.

              All exchanges involve a purchase of shares of the fund into which the exchange is made. As with any purchase, an investor should obtain and carefully read that fund's prospectus before buying shares in an exchange. The prospectus contains more complete information about the fund, including charges and expenses.


              Your shares will be redeemed or exchanged at a price based on the net asset value next determined after the Fund receives your request in good order, subject in the case of a redemption, to any applicable CDSC or Limited CDSC. For example, redemption or exchange requests received in good order after the time the offering price and net asset value of shares are determined will be processed on the next business day. See Purchase Price and Effective Date under How to Buy Shares. A shareholder submitting a redemption request may indicate that he or she wishes to receive redemption proceeds of a specific dollar amount. In the case of such a request, and in the case of certain redemptions from retirement plan accounts, the Fund will redeem the number of shares necessary to deduct the applicable CDSC in the case of Class B and Class C Shares and, if applicable, the Limited CDSC in the case of Class A Shares and tender to the shareholder the requested amount, assuming the shareholder holds enough shares in his or her account for the redemption to be processed in this manner. Otherwise, the amount tendered to the shareholder upon redemption will be reduced by the amount of the applicable CDSC or Limited CDSC. Redemption proceeds will be distributed promptly, as described below, but not later than seven days after receipt of a redemption request.


              Except as noted below, for a redemption request to be in "good order," you must provide your account number, account registration, and the total number of shares or dollar amount of the transaction. For exchange requests, you must also provide the name of the fund you want to receive the proceeds. Exchange instructions and redemption requests must be signed by the record owner(s) exactly as the shares are registered. You may request a redemption or an exchange by calling the Shareholder Service Center at 800-523-1918. The Fund may suspend, terminate or amend the terms of the exchange privilege upon 60 days' written notice to shareholders.


              Each Fund will process written and telephone redemption requests to the extent that the purchase orders for the shares being redeemed have already settled. Each Fund will honor redemption requests as to shares for which a check was tendered as payment, but a Fund will not mail or wire the proceeds until it is reasonably satisfied that the purchase check has cleared, which may take up to 15 days from the purchase date. You can avoid this potential delay if you purchase shares by wiring Federal Funds. The Fund reserves the right to reject a written or telephone redemption request or delay payment of redemption proceeds if there has been a recent change to the shareholder's address of record.



              There is no front-end sales charge or fee for exchanges made between shares of funds which both carry a front-end sales charge. Any applicable front-end sales charge will apply to exchanges from shares of funds not subject to a front-end sales charge, except for exchanges involving assets that were previously invested in a fund with a front-end sales charge and/or exchanges involving the reinvestment of dividends.

(LTGF-ABC)



              Holders of Class B Shares or Class C Shares that exchange their shares ("Original Shares") for shares of other funds in the Delaware Group (in each case, "New Shares") in a permitted exchanged, will not be subject to a CDSC that might otherwise be due upon redemption of the Original Shares. However, such shareholders will continue to be subject to the CDSC and, in the case of Class B Shares, the automatic conversion schedule of the Original Shares as described in this Prospectus and any CDSC assessed upon redemption will be charged by the fund from which the Original Shares were exchanged. For purposes of computing the CDSC that may be payable upon a disposition of the New Shares, the period of time that an investor held the Original Shares is added to the period of time that an investor held the New Shares.


              Various redemption and exchange methods are outlined below. Except for the CDSC applicable to certain redemptions of Class B and Class C Shares and the Limited CDSC applicable to certain redemptions of Class A Shares purchased at net asset value, there is no fee charged by the Fund or the Distributor for redeeming or exchanging your shares, but such fees could be charged in the future. You may have your investment dealer arrange to have your shares redeemed or exchanged. Your investment dealer may charge for this service.

              All authorizations given by shareholders, including selection of any of the features described below, shall continue in effect until such time as a written revocation or modification has been received by the Fund or its agent.

CHECKWRITING FEATURE
              PURCHASERS OF CLASS A SHARES CAN REQUEST SPECIAL CHECKS BY MARKING THE BOX ON THE INVESTMENT APPLICATION.

              The checks must be drawn for $500 or more and, unless otherwise indicated on the Investment Application or your checkwriting authorization form, must be signed by all owners of the account.

              Because the value of shares fluctuates, you cannot use checks to close your account. The Checkwriting Feature is not available with respect to the Class B Shares or the Class C Shares and, for retirement plans, with respect to the Class A Shares. See Part B for additional information.

WRITTEN REDEMPTION
              You can write to the Fund at 1818 Market Street, Philadelphia, PA 19103 to redeem some or all of your shares. The request must be signed by all owners of the account or your investment dealer of record. For redemptions of more than $50,000, or when the proceeds are not sent to the shareholder(s) at the address of record, the Fund requires a signature by all owners of the account and a signature guarantee for each owner. Each signature guarantee must be supplied by an eligible guarantor institution. The Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. The Fund may require further documentation from corporations, executors, retirement plans, administrators, trustees or guardians.


              Payment is normally mailed the next business day after receipt of your redemption request. If your Class A Shares are in certificate form, the certificate must accompany your request and also be in good order.
Certificates are issued for Class A Shares only if a shareholder submits a specific request. Certificates are not issued for Class B Shares or Class C Shares.


WRITTEN EXCHANGE
              You may also write to the Fund (at 1818 Market Street, Philadelphia, PA 19103) to request an exchange of any or all of your shares into another mutual fund in the Delaware Group, subject to the same conditions and limitations as other exchanges noted above.

(LTGF-ABC)


TELEPHONE REDEMPTION AND EXCHANGE
              To get the added convenience of the telephone redemption and exchange methods, you must have the Transfer Agent hold your shares (without charge) for you. If you choose to have your Class A Shares in certificate form, you may redeem or exchange only by written request and you must return your certificates.

              The Telephone Redemption - Check to Your Address of Record service and the Telephone Exchange service, both of which are described below, are automatically provided unless you notify the Fund in writing that you do not wish to have such services available with respect to your account. The Fund reserves the right to modify, terminate or suspend these procedures upon 60 days' written notice to shareholders. It may be difficult to reach the Fund by telephone during periods when market or economic conditions lead to an unusually large volume of telephone requests.

              Neither the Fund nor its Transfer Agent is responsible for any shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange of Fund shares which are reasonably believed to be genuine. With respect to such telephone transactions, the Fund will follow reasonable procedures to confirm that instructions communicated by telephone are genuine (including verification of a form of personal identification) as, if it does not, the Fund or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent transactions. Instructions received by telephone are generally tape recorded, and a written confirmation will be provided for all purchase, exchange and redemption transactions initiated by telephone. By exchanging shares by telephone, you are acknowledging prior receipt of a prospectus for the fund into which your shares are being exchanged.

TELEPHONE REDEMPTION - CHECK TO YOUR ADDRESS OF RECORD

              THE TELEPHONE REDEMPTION FEATURE IS A QUICK AND EASY METHOD TO REDEEM SHARES. You or your investment dealer of record can have redemption proceeds of $50,000 or less mailed to you at your address of record. Checks will be payable to the shareholder(s) of record. Payment is normally mailed the next business day, after receipt of the redemption request. This service is only available to individual, joint and individual fiduciary-type accounts.


TELEPHONE REDEMPTION - PROCEEDS TO YOUR BANK

              Redemption proceeds of $1,000 or more can be transferred to your predesignated bank account by wire or by check. You should authorize this service when you open your account. If you change your predesignated bank account, you must complete an Authorization Form and have your signature guaranteed. For your protection, your authorization must be on file. If you request a wire, your funds will normally be sent the next business day. CoreStates Bank, N.A.'s fee (currently $7.50) will be deducted from your redemption. If you ask for a check, it will normally be mailed the next business day after receipt of your redemption request to your predesignated bank account. There are no separate fees for this redemption method, but the mail time may delay getting funds into your bank account. Simply call the Shareholder Service Center prior to the time the offering price and net asset value are determined, as noted above.



TELEPHONE EXCHANGE
              The Telephone Exchange feature is a convenient and efficient way to adjust your investment holdings as your liquidity requirements and investment objectives change. You or your investment dealer of record can exchange your shares into other funds in the Delaware Group under the same registration, subject to the same conditions and limitations as other exchanges noted above. As with the written exchange service, telephone exchanges are subject to the requirements of each fund, as described above. Telephone exchanges may be subject to limitations as to amounts or frequency.

(LTGF-ABC)


SYSTEMATIC WITHDRAWAL PLANS
1.            Regular Plans

              This plan provides shareholders with a consistent monthly (or quarterly) payment. THIS IS PARTICULARLY USEFUL TO SHAREHOLDERS LIVING ON FIXED INCOMES, SINCE IT CAN PROVIDE THEM WITH A STABLE SUPPLEMENTAL AMOUNT. With accounts of at least $5,000, you may elect monthly withdrawals of $25 (quarterly $75) or more. The Fund does not recommend any particular monthly amount, as each shareholder's situation and needs vary. Payments are normally made by check. In the alternative, you may elect to have your payments transferred from your Fund account to your predesignated bank account through the MoneyLine Direct Deposit Service. Your funds will normally be credited to your bank account two business days after the payment date. There are no separate fees for this redemption method. See MoneyLine Direct Deposit Service under The Delaware Difference for more information about this service.


2.            Retirement Plans

              For shareholders eligible under the applicable retirement plan to receive benefits in periodic payments, the Systematic Withdrawal Plan provides you with maximum flexibility. A number of formulas are available for calculating your withdrawals, depending upon whether the distributions are required or optional. Withdrawals must be for $25 or more; however, no minimum account balance is required. The MoneyLine Direct Deposit Service described above is not available for certain retirement plans.


                                 *     *     *

              Shareholders should not purchase additional shares while participating in a Systematic Withdrawal Plan.


              Redemptions of Class A Shares via a Systematic Withdrawal Plan may be subject to a Limited CDSC if the original purchase was made at net asset value within the 12 months prior to the withdrawal and a dealer's commission has been paid on that purchase. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value, below.



              The applicable CDSC for Class B Shares and Class C Shares redeemed via a Systematic Withdrawal Plan will be waived if, on the date that the Plan is established, the annual amount selected to be withdrawn is less than 12% of the account balance. If the annual amount selected to be withdrawn exceeds 12% of the account balance on the date that the Systematic Withdrawal Plan is established, all redemptions under the Plan will be subject to the applicable CDSC. Whether a waiver of the CDSC is available or not, the first shares to be redeemed for each Systematic Withdrawal Plan payment will be those not subject to a CDSC because they have either satisfied the required holding period or were acquired through the reinvestment of distributions. The 12% annual limit will be reset on the date that any Systematic Withdrawal Plan is modified (for example, a change in the amount selected to be withdrawn or the frequency or date of withdrawals), based on the balance in the account on that date. See Waiver of Contingent Deferred Sales Charge - Class B and Class C Shares, below.


              For more information on Systematic Withdrawal Plans, call the Shareholder Service Center.

CONTINGENT DEFERRED SALES CHARGE FOR CERTAIN REDEMPTIONS OF CLASS A SHARES
              PURCHASED AT NET ASSET VALUE
              A Limited CDSC will be imposed on certain redemptions of Class A Shares (or shares into which such Class A Shares are exchanged) made within 12 months of purchase, if such purchases were made at net asset value and triggered the payment by the Distributor of the dealer's commission previously described. See Classes of Shares.

(LTGF-ABC)


              The Limited CDSC will be paid to the Distributor and will be equal to the lesser of 1% of (1) the net asset value at the time of purchase of the Class A Shares being redeemed or (2) the net asset value of such Class A Shares at the time of redemption. For purposes of this formula, the "net asset value at the time of purchase" will be the net asset value at purchase of the Class A Shares even if those shares are later exchanged for shares of another Delaware Group fund and, in the event of an exchange of Class A Shares, the "net asset value of such shares at the time of redemption" will be the net asset value of the shares acquired in the exchange.

              Redemptions of such Class A Shares held for more than 12 months will not be subjected to the Limited CDSC and an exchange of such Class A Shares into another Delaware Group fund will not trigger the imposition of the Limited CDSC at the time of such exchange. The period a shareholder owns shares into which Class A Shares are exchanged will count towards satisfying the 12-month holding period. The Limited CDSC is assessed if such 12-month period is not satisfied irrespective of whether the redemption triggering its payment is of Class A Shares of the Fund or Class A Shares acquired in the exchange.

              In determining whether a Limited CDSC is payable, it will be assumed that shares not subject to the Limited CDSC are the first redeemed followed by other shares held for the longest period of time. The Limited CDSC will not be imposed upon shares representing reinvested dividends or capital gains distributions, or upon amounts representing share appreciation. All investments made during a calendar month, regardless of what day of the month the investment occurred, will age one month on the last day of that month and each subsequent month.

WAIVER OF LIMITED CONTINGENT DEFERRED SALES CHARGE - CLASS A SHARES
              The Limited CDSC for Class A Shares on which a dealer's commission has been paid will be waived in the following instances: (i) redemptions that result from the Fund's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then-effective minimum account size; (ii) distributions to participants from a retirement plan qualified under section 401(a) or 401(k) of the Internal Revenue Code of 1986, as amended ("the Code"), or due to death of a participant in such a plan; (iii) redemptions pursuant to the direction of a participant or beneficiary of a retirement plan qualified under section 401(a) or 401(k) of the Code with respect to that retirement plan; (iv) distributions from a section 403(b)(7) Plan or an IRA due to death, disability or attainment of age 59 1/2; (v) returns of excess contributions to an IRA; (vi) distributions by other employee benefit plans to pay benefits; (vii) distributions described in (ii), (iv) and (vi) above pursuant to a systematic withdrawal plan; and (viii) redemptions by the classes of shareholders who are permitted to purchase shares at net asset value, regardless of the size of the purchase (see Buying Class A Shares at Net Asset Value under Classes of Shares).

 WAIVER OF CONTINGENT DEFERRED SALES CHARGE - CLASS B AND CLASS C SHARES

              The CDSC is waived on certain redemptions of Class B Shares in connection with the following redemptions: (i) redemptions that result from the Fund's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then-effective minimum account size; (ii) returns of excess contributions to an IRA or 403(b)(7) Deferred Compensation Plan; (iii) required minimum distributions from an IRA, 403(b)(7) Deferred Compensation Plan or 457 Deferred Compensation Plan; and (iv) distributions from an account if the redemption results from the death of all registered owners of the account (in the case of accounts established under the Uniform Gifts to Minors or Uniform Transfers to Minors Acts or trust accounts, the waiver applies upon the death of all beneficial owners) or a total and permanent disability (as defined in Section 72 of the Code) of all registered owners occurring after the purchase of the shares being redeemed.



              The CDSC on Class C Shares is waived in connection with the following redemptions: (i) redemptions that result from the Fund's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then-effective minimum account size; (ii) returns of excess contributions to an

(LTGF-ABC)


IRA, 403(b)(7) Deferred Compensation Plan, Profit Sharing Plan, Money Purchase Pension Plan or 401(k) Defined Contribution Plan; (iii) required minimum distributions from an IRA, 403(b)(7) Deferred Compensation Plan, 457 Deferred Compensation Plan, Profit Sharing Plan, Money Purchase Pension Plan or 401(k) Defined Contribution Plan; (iv) distributions from a 403(b)(7) Deferred Compensation Plan, 457 Deferred Compensation Plan, Profit Sharing Plan or 401(k) Defined Contribution Plan, under hardship provisions of the plan; (v) distributions from a 403(b)(7) Deferred Compensation Plan, 457 Deferred Compensation Plan, Profit Sharing Plan, Money Purchase Pension Plan or a 401(k) Defined Contribution Plan upon attainment of normal retirement age under the plan or upon separation from service; (vi) distributions from an IRA on or after attainment of age 59 1/2; and (vii) distributions from an account if the redemption results from the death of all registered owners of the account (in the case of accounts established under the Uniform Gifts to Minors or Uniform Transfers to Minors Acts or trust accounts, the waiver applies upon the death of all beneficial owners) or a total and permanent disability (as defined in
Section 72 of the Code) of all registered owners occurring after the purchase of the shares being redeemed.

              In addition, the CDSC will be waived on Class B and Class C Shares redeemed in accordance with a Systematic Withdrawal Plan if the amount selected to be withdrawn under the Plan does not exceed 12% of the value of the account on the date that the Systematic Withdrawal Plan was established or modified.

(LTGF-ABC)


DIVIDENDS AND DISTRIBUTIONS

              Dividends are declared daily and paid monthly on the last business day of each month. Payment by check of cash dividends will ordinarily be mailed within three business days after the payable date.

              Purchases of shares by wire begin earning dividends when converted into Federal Funds and available for investment, normally the next business day after receipt. Purchases by check earn dividends upon conversion to Federal Funds, normally one business day after receipt.

              Each business day, Limited-Term Funds, Inc. declares a dividend to all shareholders of record in each Class at the time the offering price of shares is determined. See Purchase Price and Effective Date under How to Buy Shares. Thus, when redeeming shares, dividends continue to accrue up to and including the date of redemption.


              Each Class of the Fund will share proportionately in the investment income and expenses of the Fund, except that the per share dividends from net investment income will vary due to the expenses under the 12b-1 Plan applicable to each Class. Generally, the dividends per share on Class B Shares and Class C Shares can be expected to be lower than the dividends per share on Class A Shares because the expenses under the 12b-1 Plans of Class B and Class C Shares will be higher than the expenses under the 12b-1 Plan of Class A Shares. See Distribution (12b-1) and Service under Management of the Fund.


              The Fund can have two types of distributions:  income dividends
and capital gains.   Short-term capital gains distributions, if any, may be
paid quarterly, but in the discretion of Limited-Term Funds, Inc.'s Board of Directors might be distributed less frequently. Long-term capital gains, if any, will be distributed annually.


              Both dividends and capital gains, if any, are automatically reinvested in your account at net asset value unless you elect otherwise. Any check for payment of dividends or other distributions which cannot be delivered by the United States Post Office or which remains uncashed for a period of more than one year may be reinvested in your account at the then-current net asset value and the dividend option may be changed from cash to reinvest. If you elect to take your dividends and distributions in cash and such dividends and distributions are in an amount of $25 or more, you may choose the MoneyLine Direct Deposit Service to have your payments transferred from your Fund account to your predesignated bank account. This service is not available for certain retirement plains. See MoneyLine Direct Deposit Service under The Delaware Difference for more information about this service.

(LTGF-ABC)



TAXES


              The tax discussion set forth below is included for general information only. Investors should consult their own tax advisers concerning the federal, state, local or foreign tax consequences of an investment in the Fund.

              The Fund has qualified, and intends to continue to qualify, as a regulated investment company under Subchapter M of the Code. As such, the Fund will not be subject to federal income tax, or to any excise tax, to the extent its earnings are distributed as provided in the Code.


              The Fund intends to distribute substantially all of its net investment income and net capital gains, if any. Dividends from net investment income or net short-term capital gains will be taxable to those investors who are subject to income taxes as ordinary income, whether received in cash or in additional shares. No portion of the Fund's distributions will be eligible for the dividends-received deduction for corporations.



              Distributions paid by the Fund from long-term capital gains, whether received in cash or in additional shares, are taxable to those investors who are subject to income taxes as long-term capital gains, regardless of the length of time an investor has owned shares in the Fund. The Fund does not seek to realize any particular amount of capital gains during a year; rather, realized gains are a by-product of Fund management activities. Consequently, capital gains distributions may be expected to vary considerably from year to year. Also, for those investors subject to tax, if purchases of shares in the Fund are made shortly before the record date for a dividend or capital gains distribution, a portion of the investment will be returned as a taxable distribution.



              Dividends or capital gains which are declared in October, November or December to shareholders of record on a specified date in one of those months but which, for operational reasons, may not be paid to the shareholder until the following January, will be treated for tax purposes as if paid by the Fund and received by the shareholder on December 31 of the calendar year in which they are declared.



              The sale of shares of the Fund is a taxable event and may result in a capital gain or loss to shareholders subject to tax. Capital gain or loss may be realized from an ordinary redemption of shares or an exchange of shares between the Fund and any other fund in the Delaware Group. Any loss incurred on a sale or exchange of Fund shares that had been held for six months or less will be treated as a long-term capital loss to the extent of capital gain dividends received with respect to such shares. All or a portion of the sales charge incurred in acquiring the Fund's shares will be excluded from the federal tax basis of any of such shares sold or exchanged within 90 days of their purchase (for purposes of determining gain or loss upon sale of such shares) if the sale proceeds are reinvested in the Fund or in another fund in the Delaware Group of funds and a sales charge that would otherwise apply to the reinvestment is reduced or eliminated. Any portion of such sales charge excluded from the tax basis of the shares sold will be added to the tax basis of the shares acquired in the reinvestment.


              The automatic conversion of Class B Shares into Class A Shares at the end of approximately five years after purchase will be tax-free for federal tax purposes. See Automatic Conversion of Class B Shares under Classes of Shares.

              In addition to federal taxes, shareholders may be subject to state and local taxes on distributions. Distributions of interest income and capital gains realized from certain types of U.S. government securities may be exempt from state personal income taxes. Shares of the Fund are exempt from Pennsylvania county personal property taxes.

(LTGF-ABC)


              Each year, Limited-Term Funds, Inc. will mail to you information on the tax status of the Fund's dividends and distributions. Shareholders will also receive each year information as to the portion of dividend income, if any, that is derived from U.S. government securities that are exempt from state income tax. Of course, shareholders who are not subject to tax on their income would not be required to pay tax on amounts distributed to them by the Fund.


              Limited-Term Funds, Inc. is required to withhold 31% of taxable dividends, capital gains distributions, and redemptions paid to shareholders who have not complied with IRS taxpayer identification regulations. You may avoid this withholding requirement by certifying on your Investment Application your proper Taxpayer Identification Number and by certifying that you are not subject to backup withholding.


              See Accounting and Tax Issues in Part B for additional information on tax matters relating to the Fund and its shareholders.

(LTGF-ABC)


CALCULATION OF OFFERING PRICE AND NET ASSET VALUE PER SHARE


              The net asset value ("NAV") per share is computed by adding the value of all securities and other assets in the portfolio, deducting any liabilities (expenses and fees are accrued daily) and dividing by the number of shares outstanding. Portfolio securities for which market quotations are available are priced at market value. Short-term investments having a maturity of less than 60 days are valued at amortized cost, which approximates market value. All other securities are valued at their fair value as determined in good faith and in a method approved by Limited-Term Funds, Inc.'s Board of Directors.



              Class A Shares are purchased at the offering price per share, while Class B Shares and Class C Shares are purchased at the NAV per share. The offering price per share of Class A Shares consists of the NAV per share next computed after the order is received, plus any applicable front-end sales charges.



              The offering price and NAV are computed as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m., Eastern time) on days when the Exchange is open.



              The net asset values of all outstanding shares of each class of the Fund will be computed on a pro-rata basis for each outstanding share based on the proportionate participation in the Fund represented by the value of shares of that class. All income earned and expenses incurred by the Fund will be borne on a pro-rata basis by each outstanding share of a class, based on each class' percentage in the Fund represented by the value of shares of such classes, except that Limited-Term Government Fund Institutional Class will not incur any of the expenses under Limited-Term Funds, Inc.'s 12b-1 Plans and the Class A, Class B and Class C Shares of the Fund alone will bear the 12b-1 Plan expenses payable under their respective 12b-1 Plans. Due to the specific distribution expenses and other costs that will be allocable to each class, the dividends paid to each class of the Fund may vary. However, the NAV per share of each class is expected to be equivalent.

(LTGF-ABC)


MANAGEMENT OF THE FUND

DIRECTORS
              The business and affairs of Limited-Term Funds, Inc. are managed under the direction of its Board of Directors. Part B contains additional information regarding Limited-Term Funds, Inc.'s directors and officers.

INVESTMENT MANAGER
              The Manager furnishes investment management services to the Fund.


              The Manager and its predecessors have been managing the funds in the Delaware Group since 1938. On December 31, 1996, the Manager and its affiliates within the Delaware Group, including Delaware International Advisers Ltd., were managing in the aggregate more than $32 billion in assets in the various institutional or separately managed (approximately $20,047,798,000) and investment company (approximately $11,881,459,000) accounts.



              The Manager is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc. ("DMH"). On April 3, 1995, a merger between DMH and a wholly owned subsidiary of Lincoln National Corporation ("Lincoln National") was completed. DMH and the Manager are now indirect, wholly owned subsidiaries, and subject to the ultimate control, of Lincoln National. Lincoln National, with headquarters in Fort Wayne, Indiana, is a diversified organization with operations in many aspects of the financial services industry, including insurance and investment management. In connection with the merger, a new Investment Management Agreement between Limited-Term Funds, Inc. on behalf of the Fund and the Manager was executed following shareholder approval.



              The Manager manages the Fund's portfolio, makes investment decisions and implements them. The Manager also administers Limited-Term Funds, Inc.'s affairs and pays the salaries of all the directors, officers and employees of Limited-Term Funds, Inc. who are affiliated with the Manager. For these services, the Manager is paid an annual fee of 1/2 of 1% of the average daily net assets of the Fund, less the Fund's proportionate share of all directors' fees paid to the unaffiliated directors by Limited-Term Funds, Inc. Investment management fees paid by the Fund were 0.50% of average daily net assets for the fiscal year ended December 31, 1996.


              Roger A. Early has had primary responsibility for making day-to-day investment decisions for the Fund since July 18, 1994. Mr. Early has an undergraduate degree in economics from the University of Pennsylvania's Wharton School and an MBA in finance and accounting from the University of Pittsburgh. He is also a CPA and a CFA. Prior to joining the Delaware Group, Mr. Early was a portfolio manager for Federated Investment Counseling's fixed-income group, with over $1 billion in assets.


              In making investment decisions for the Fund, Mr. Early consults regularly with Paul E. Suckow and Gary A. Reed. Mr. Suckow is Delaware Group's Chief Investment Officer for fixed-income. He is a CFA charterholder and a graduate of Bradley University with an MBA from Western Illinois University. Mr. Suckow was a fixed-income portfolio manager at the Delaware Group from 1981 to 1985. He returned to the Delaware Group in 1993 after eight years with Oppenheimer Management Corporation where he served as Executive Vice President and Director of Fixed Income. Mr. Reed holds an AB in Economics from the University of Chicago and an MA in Economics from Columbia University. He began his career in 1978 with the Equitable Life Assurance Company in New York City, where he specialized in credit analysis. Prior to joining the Delaware Group in 1989, Mr. Reed was Vice President and Manager of the fixed-income department at Irving Trust Company in New York. He joined the Delaware Group in 1989 as a vice president for fixed-income.

(LTGF-ABC)


PORTFOLIO TRADING PRACTICES
              Portfolio trades are generally made on a net basis without brokerage commissions. However, the price may include a mark-up or mark-down. Banks, brokers or dealers are selected by the Manager to execute the Fund's portfolio transactions.


              Although the Fund trades principally to seek a high level of income and stability of principal and not for profits, the portfolio turnover may be high, particularly if interest rates are volatile. The degree of portfolio activity may affect brokerage costs of the Fund, if any, and taxes payable by shareholders. During the fiscal years ended December 31, 1995 and 1996, the Fund's portfolio turnover rates were 73% and 83%, respectively. See Portfolio Turnover under Trading Practices and Brokerage in Part B.


              The Manager uses its best efforts to obtain the best available price and most favorable execution for portfolio transactions. Orders may be placed with brokers or dealers who provide brokerage and research services to the Manager or its advisory clients. These services may be used by the Manager in servicing any of its accounts. Subject to best price and execution, the Manager may consider a broker/dealer's sales of Fund shares in placing portfolio orders and may place orders with broker/dealers that have agreed to defray certain Fund expenses such as custodian fees.

PERFORMANCE INFORMATION
              From time to time, the Fund may quote yield or total return performance of the Classes in advertising and other types of literature.

              The current yield for a Class will be calculated by dividing the annualized net investment income earned by that Class during a recent 30-day period by the maximum offering price per share on the last day of the period. The yield formula provides for semi-annual compounding which assumes that net investment income is earned and reinvested at a constant rate and annualized at the end of a six-month period.


              Total return will be based on a hypothetical $1,000 investment, reflecting the reinvestment of all distributions at NAV and: (i) in the case of Class A Shares, the impact of the maximum front-end sales charge at the beginning of each specified period; and (ii) in the case of Class B Shares and Class C Shares, the deduction of any applicable CDSC at the end of the relevant period. Each presentation will include the average annual total return for one-, five- and ten-year or life-of-fund periods, as relevant. The Fund may also advertise aggregate and average total return information concerning a Class over additional periods of time. In addition, the Fund may present total return information that does not reflect the deduction of the maximum front-end sales charge or any applicable CDSC. In this case, such total return information would be more favorable than total return information that includes the deductions of the maximum front-end sales charge or any applicable CDSC.


              Yield and net asset value fluctuate and are not guaranteed. Past performance is not a guarantee of future results.

(LTGF-ABC)


DISTRIBUTION (12b-1) AND SERVICE

              The Distributor, Delaware Distributors, L.P., serves as the national distributor of the Fund's shares under a Distribution Agreement with Limited-Term Funds, Inc. dated April 3, 1995, as amended on November 29, 1995.



              Limited-Term Funds, Inc. has adopted a separate distribution plan under Rule 12b-1 for each of the Class A Shares, Class B Shares and Class C Shares of the Fund (the "Plans"). Each Plan permit the Fund to pay the Distributor from the assets of the respective Classes a monthly fee for the Distributor's services and expenses in distributing and promoting sales of shares.



              These expenses include, among other things, preparing and distributing advertisements, sales literature, and prospectuses and reports used for sales purposes, compensating sales and marketing personnel, holding special promotions for specified periods of time, and paying distribution and maintenance fees to brokers, dealers and others. In connection with the promotion of the classes, the Distributor may, from time to time, pay to participate in dealer-sponsored seminars and conferences, and reimburse dealers for expenses incurred in connection with preapproved seminars, conferences and advertising. The Distributor may pay or allow additional promotional incentives to dealers as part of preapproved sales contests and/or to dealers who provide extra training and information concerning a Class and increase sales of the Class. In addition, the Fund may make payments from the 12b-1 Plan fees of its respective Classes directly to others, such as banks, who aid in the distribution of Class shares or provide services in respect of a Class, pursuant to agreements with Limited- Term Funds, Inc.



              The 12b-1 Plan expenses relating to each of the Class B Shares and the Class C Shares of the Fund are also used to pay the Distributor for advancing the commission costs to dealers with respect to the initial sale of such shares.



              The aggregate fees paid by the Fund from the assets of the respective Classes to the Distributor and others under the Plans may not exceed
(i) 0.30% of the Class A Shares' average daily net assets in any year, and (ii) 1% (0.25% of which are service fees to be paid by the Fund to the Distributor, dealers and others, for providing personal service and/or maintaining shareholder accounts) of each of the Class B Shares' and Class C Shares' average daily net assets in any year. The Fund's Class A, Class B and Class C Shares will not incur any distribution expenses beyond these limits, which may not be increased without shareholder approval.






              On May 21, 1987, the Board of Directors set the fee for Class A Shares, at 0.15% of average daily net assets.



              While payments pursuant to the Plans may not exceed 0.30% annually with respect to Class A Shares and 1% annually with respect to Class B Shares and Class C Shares, the Plans do not limit fees to amounts actually expended by the Distributor. It is therefore possible that the Distributor may realize a profit in any particular year. However, the Distributor currently expects that its distribution expenses will likely equal or exceed payments to it under the Plans. The Distributor may, however, incur such additional expenses and make additional payments to dealers from its own resources to promote the distribution of shares of the Classes. The monthly fees paid to the Distributor are subject to the review and approval of Limited-Term Funds, Inc.'s unaffiliated directors who may reduce the fees or terminate the Plans at any time.



                      The Plans do not apply to Limited-Term Government Fund Institutional Class of shares. Those shares are not included in calculating the Plans' fees, and the Plans are not used to assist in the distribution and marketing of Limited-Term Government Fund Institutional Class shares.

(LTGF-ABC)



              The Transfer Agent, Delaware Service Company, Inc., serves as the shareholder servicing, dividend disbursing and transfer agent for the Fund under an Agreement dated December 20, 1990. The Transfer Agent also provides accounting services to the Fund pursuant to the terms of a separate Fund Accounting Agreement. The directors of Limited-Terms Funds, Inc. annually review service fees paid to the Transfer Agent.



              The Distributor and the Transfer Agent are also indirect, wholly owned subsidiaries of DMH.


EXPENSES

              The Fund is responsible for all of its own expenses other than those borne by the Manager under the Investment Management Agreement and those borne by the Distributor under the Distribution Agreement. For the fiscal year ended December 31, 1996, the ratios of expenses to the average daily net assets for the Class A Shares, Class B Shares and Class C Shares were 0.93%, 1.78% and 1.78%, respectively. The ratio of each Class reflects the impact of its 12b-1 Plan.


SHARES

              Limited-Term Funds, Inc., is an open-end management investment company. The Fund's portfolio of assets is diversified as defined by the 1940 Act. Commonly known as a mutual fund, Limited-Term Funds, Inc. was organized as a Pennsylvania business trust in 1981 and was reorganized as a Maryland corporation in 1990. Limited-Term Funds, Inc. currently offers two series of shares -- the Limited-Term Government Fund series and U.S. Government Money Series.



              Fund shares have a $.001 par value per share, equal voting rights, except as noted below, and are equal in all other respects. The Fund votes separately on any matter that affects only the Limited-Term Government Fund series. Shares of the Fund will have a priority over shares of any other fund of Limited-Term Funds, Inc. in the assets and income of the Fund.



              Limited-Term Funds, Inc. shares have noncumulative voting rights which means that the holders of more than 50% of Limited-Term Funds, Inc.'s shares voting for the election of directors can elect 100% of the directors if they choose to do so. Under Maryland law, Limited-Term Funds, Inc. is not required, and does not intend, to hold annual meetings of shareholders unless, under certain circumstances, it is required to do so under the 1940 Act. Shareholders of 10% or more of Limited-Term Funds, Inc.'s outstanding shares may request that a special meeting be called to consider the removal of a director.






              In addition to Class A Shares, Class B Shares and Class C Shares, the Fund also offers Limited-Term Government Fund Institutional Class shares. Shares of each class represent proportionate interests in the assets of the Fund and have the same voting and other rights and preferences as the other classes of shares of the Fund, except that shares of Limited-Term Government Fund Institutional Class may not vote on matters affecting the Distribution Plans under Rule 12b-1 relating to the Class A, Class B and Class C Shares. Similarly, as a general matter, shareholders of Class A Shares, Class B Shares and Class C Shares may vote only on matters affecting the 12b-1 Plan that relates to the class of shares that they hold. However, Class B Shares may vote on any proposal to increase materially the fees to be paid by the Fund under the 12b-1 Plan relating to Class A Shares.

(LTGF-ABC)



ADDITIONAL INFORMATION ON INVESTMENT POLICIES AND RISK CONSIDERATIONS


              Following are more detailed descriptions of investment strategies employed by the Fund and any risks they may entail.

PUT OPTIONS
              A put option purchased by the Fund gives it the right to sell one of its securities for an agreed price up to an agreed date. The advantage is that the Fund can be protected should the market value of the security decline due to a rise in interest rates. However, the Fund must pay a premium for this right, whether it exercises it or not. The Fund will only purchase put options to the extent that the premiums on all outstanding put options do not exceed 2% of the Fund's total assets.

              A put option written by the Fund obligates it to buy the security underlying the option at the exercise price during the option period, and the purchaser of the option has the right to sell the security to the Fund. During the option period, the Fund, as writer of the put option, may be assigned an exercise notice by the broker/dealer through whom the option was sold requiring the Fund to make payment of the exercise price against delivery of the underlying security. This obligation terminates upon expiration of the put option or at such earlier time at which the writer effects a closing purchase transaction. The Fund will only write put options on a secured basis. The advantage to the Fund of writing put options is that it receives premium income. The disadvantage is that the Fund may be required, when the put is exercised, to purchase securities at higher prices than the current market price.

              A covered call option written by the Fund obligates it to sell one of its securities for an agreed price up to an agreed date. The advantage is that the Fund receives premium income, which may offset the cost of purchasing put options. However, the Fund may lose the potential market appreciation of the security if the Manager's judgment is wrong and interest rates fall.

              When the Fund purchases a call option, in return for a premium paid by the Fund to the writer of the option, the Fund obtains the right to buy the security underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option, who receives the premium upon writing the option, has the obligation, upon exercise of the option, to deliver the underlying security against payment of the exercise price. The advantage is that the Fund may hedge against an increase in the price of securities which it ultimately wishes to buy. However, the premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option. The Fund will only purchase call options to the extent that premiums paid on all outstanding call options do not exceed 2% of the Fund's total assets.

              Closing transactions essentially let the Fund offset put options or call options prior to exercise or expiration. If the Fund cannot effect closing transactions, it may have to hold a security it would otherwise sell or deliver a security it might want to hold.

              The Fund may use both Exchange-traded and over-the-counter options. Certain over-the-counter options may be illiquid. The Fund will not invest more than 10% of its assets in illiquid securities.

FUTURES CONTRACTS
              Futures contracts are agreements for the purchase or sale for future delivery of securities. When a futures contract is sold, the Fund incurs a contractual obligation to deliver the securities underlying the contract at a specified price on a specified date during a specified future month.

(LTGF-ABC)


A purchase of a futures contract means the acquisition of a contractual right to obtain delivery to the Fund of the securities called for by the contract at a specified price during a specified future month. The Fund will not enter into futures contracts to the extent that more than 5% of the Fund's assets are required as futures contract margin deposits and will not engage in such transactions to the extent that obligations relating to such transactions exceed 20% of the Fund's assets.

              The Fund may also purchase and write options to buy or sell futures contracts. Options on futures are similar to options on securities except that options on futures give the purchaser the right, in return for the premium paid, to assume a position in a futures contract, rather than actually to purchase or sell the futures contract, at a specified exercise price at any time during the period of the option.

              The principal purpose of the purchase or sale of futures contracts for the Fund is to protect the Fund against the adverse effects of fluctuations in interest rates without actually buying or selling such securities. To the extent that interest rates move in an unexpected direction, however, the Fund may not achieve the anticipated benefits of futures contracts or options on such futures contracts or may realize a loss. To the extent that the Fund purchases an option on a futures contract and fails to exercise the option prior to the exercise date, it will suffer a loss of the premium paid. Further, the possible lack of a secondary market would prevent the Fund from closing out its option positions relating to futures.


MORTGAGE-BACKED SECURITIES

              Two principal types of mortgage-backed securities are collateralized mortgage obligations (CMOs) and real estate mortgage investment conduits (REMICs).

              CMOs and REMICs issued by private entities are not government securities and are not directly guaranteed by any government securities and are not directly guaranteed by any government agency. They are secured by the underlying collateral of the private issuer. The Fund will invest in such private-backed securities only if they are 100% collateralized at the time of issuance by securities issued or guaranteed by the U.S. government, its agencies or instrumentalities. The Fund currently invests in privately-issued CMOs and REMICs only if they are rated at the time of purchase in the two highest grades by a nationally-recognized rating agency. Certain of the CMOs in which the Fund may invest may have variable or floating interest rates and others may be stripped (securities which provide only the principal or interest feature of the underlying security).

ASSET-BACKED SECURITIES

              The Fund may invest in securities which are backed by assets such as receivables on home equity and credit loans, receivables regarding automobile, mobile home and recreational vehicle loans, wholesale dealer floor plans and leases or other loans or financial receivables currently available or which may be developed in the future.


              Such receivables are securitized in either a pass-through or a pay-through structure. Pass-through securities provide investors with an income stream consisting of both principal and interest payments in respect of the receivables in the underlying pool. Pay-through asset-backed securities are debt obligations issued usually by a special purpose entity, which are collateralized by the various receivables and in which the payments on the underlying receivables provide the funds to pay the debt service on the debt obligations issued.


              The rate of principal payment on asset-backed securities generally depends on the rate of principal payments received on the underlying assets. Such rate of payments may be affected by economic and various other factors such as changes in interest rates or the concentration of collateral in a particular geographic area. Therefore,

(LTGF-ABC)



the yield may be difficult to predict and actual yield to maturity may be more or less than the anticipated yield to maturity. Due to the shorter maturity of the collateral backing such securities, there tends to be less of a risk of substantial prepayment than with mortgage-backed securities but the risk of such a prepayment does exist. Such asset-backed securities do, however, involve certain risks not associated with mortgage-backed securities, including the risk that security interests cannot be adequately or in many cases ever established, and other risks which may be peculiar to particular classes of collateral. For example, with respect to credit card receivables, a number of state and federal consumer credit laws give debtors the right to set off certain amounts owed on the credit cards, thereby reducing the outstanding balance. In the case of automobile receivables, there is a risk that the holders may not have either a proper or first security interest in all of the obligations backing such receivables due to the large number of vehicles involved in a typical issuance and technical requirements under state laws. Therefore recoveries on repossessed collateral may not always be available to support payments on the securities. For further discussion concerning the risks of investing in such asset-backed securities, see Part B.


REPURCHASE AGREEMENTS
              Under a repurchase agreement, the Fund acquires ownership and possession of a security, and the seller agrees to buy the security back at a specified time and higher price. If the seller is unable to repurchase the security, the Fund could experience delays and losses in liquidating the securities. To minimize this possibility, the Fund considers the creditworthiness of banks and dealers when entering into repurchase agreements.

PORTFOLIO LOAN TRANSACTIONS
              The major risk to which the Fund would be exposed on a loan transaction is the risk that the borrower would go bankrupt at a time when the value of the security goes up. Therefore, the Fund will only enter into loan arrangements after a review of all pertinent facts by the Manager, subject to overall supervision by the Board of Directors, including the creditworthiness of the borrowing broker, dealer or institution and then only if the consideration to be received from such loans would justify the risk. Creditworthiness will be monitored on an ongoing basis by the Manager.

RESTRICTED SECURITIES
              While maintaining oversight, the Board of Directors has delegated to the Manager the day-to-day functions of determining whether or not individual Rule 144A Securities are liquid for purposes of the Fund's 10% limitation on investments in illiquid assets. The Board has instructed the Manager to consider the following factors in determining the liquidity of a Rule 144A Security: (i) the frequency of trades and trading volume for the security; (ii) whether at least three dealers are willing to purchase or sell the security and the number of potential purchasers; (iii) whether at least two dealers are making a market in the security; and (iv) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer).


                                    * * *

(LTGF-ABC)


              If the Manager determines that a Rule 144A Security which was previously determined to be liquid is no longer liquid and, as a result, the Fund's holdings of illiquid securities exceed the Fund's 10% limit on investment in such securities, the Manager will determine what action to take to ensure that the Fund continues to adhere to such limitation.


                                 *     *     *



              Part B provides more information on the Fund's investment restrictions and policies.

LTGF-APP-CHT

                     APPENDIX A - INVESTMENT ILLUSTRATIONS
 ILLUSTRATIONS OF HYPOTHETICAL RETURNS ON INVESTMENTS BASED ON PURCHASE OPTION
                                $10,000 PURCHASE



                   Scenario 1               Scenario 2                         Scenario 3                     Scenario 4
                  No Redemption           Redeem 1st Year                    Redeem 3rd Year                Redeem 5th Year
              ------------------    ----------------------------     ----------------------------  -----------------------------
Year Class A   Class B    Class C  Class A     Class B    Class C    Class A   Class B    Class C  Class A    Class B    Class C
---- -------   -------    -------  -------     -------    -------    -------   -------    -------  -------    -------    -------
   0  9,700    10,000     10,000    9,700      10,000     10,000      9,700    10,000     10,000    9,700     10,000     10,000

   1 10,185    10,415     10,415   10,185      10,215     10,315+    10,185    10,415     10,415   10,185     10,415     10,415

   2 10,694    10,847     10,847                                     10,694    10,847     10,847   10,694     11,847     10,847
   3 11,229    11,297     11,297                                     11,229    11,197     11,297+  11,229     11,297     11,297

   4 11,790+   11,766     11,766                                                                   11,790+    11,766     11,766
   5 12,380    12,255     12,255                                                                   12,380     12,255     12,255

   6 12,999    12,867*    12,763

   7 13,649    13,511*    13,293
   8 14,331    14,186*    13,844

   9 15,048    14,895*    14,419
  10 15,800    15,640*    15,017


*This assumes that Class B Shares were converted to Class A Shares at the end of the fifth year.

                               $250,000 PURCHASE

                       Scenario 1            Scenario 2                       Scenario 3                       Scenario 4
                      No Redemption        Redeem 1st Year                  Redeem 3rd Year                 Redeem 5th Year
                  ------------------ ----------------------------   ------------------------------   -----------------------------
Year  Class A    Class B    Class C  Class A    Class B    Class C   Class A    Class B    Class C   Class A    Class B     Class C
----  -------    -------    -------  -------    -------    -------   -------    -------    -------   -------    -------     -------
   0  245,000    250,000    250,000  245,000    250,000    250,000   245,000    250,000    250,000   245,000    250,000     250,000
   1  257,250    260,375    260,375  257,250    255,375    257,875+  257,250    260,375    260,375   257,250    260,375     260,375

   2  270,113    271,181    271,181                                  270,113    271,181    271,181   270,113    271,181     271,181

   3  283,618+   282,435    282,435                                  283,618+   279,935    282,435   283,618+   282,435     282,435
   4  297,799    294,156    294,156                                                                  297,799    294,156     294,156

   5  312,689    306,363    306,363                                                                  312,689    306,363     306,363
   6  328,323    321,681*   319,077

   7  344,740    337,765*   332,319

   8  361,977    354,654*   346,110
   9  380,075    372,386*   360,474

  10  399,079    391,006*   375,433

*This assumes that Class B Shares were converted to Class A Shares at the end of the fifth year.

Assumes a hypothetical return for Class A of 5% per year, a hypothetical return for Class B of 4.15% for years 1-5 and 5% for years 6-10, and a hypothetical return for Class C of 4.15% per year. Hypothetical returns vary due to different expense structures for each Class and do not represent actual performance.
Class A purchase subject to appropriate sales charge breakpoint (3.00% @ $10,000; 2.50% @ $100,000; 2.00% @ $250,000)
Class B purchase assessed appropriate CDSC upon redemption (schedule 2%-2%-1% in years 1-2-3).
Class C purchase assessed 1% CDSC upon redemption in year 1.
Figures marked "+" identify which Class offers the greater return potential based on the investment amount, the holding period and the expense structure of each Class.

(LTGF-ABC)



APPENDIX B--CLASSES OFFERED



GROWTH OF CAPITAL                                  A CLASS         B CLASS        C CLASS         CONSULTANT CLASS
Trend Fund                                            x               x              x                    -
Enterprise Fund                                       x               x              x                    -
DelCap Fund                                           x               x              x                    -
Value Fund                                            x               x              x                    -
U.S. Growth Fund                                      x               x              x                    -
Quantum Fund

TOTAL RETURN
Devon Fund                                            x               x              x                    -
Decatur Total Return Fund                             x               x              x                    -
Decatur Income Fund                                   x               x              x                    -
Delaware Fund                                         x               x              x                    -
Blue Chip Fund

INTERNATIONAL DIVERSIFICATION
Emerging Markets Fund                                 x               x              x                    -
New Pacific Fund                                      x               x              x                    -
International Equity Fund                             x               x              x                    -
World Growth Fund                                     x               x              x                    -
Global Assets Fund                                    x               x              x                    -
Global Bond Fund                                      x               x              x                    -

CURRENT INCOME
Delchester Fund                                       x               x              x                    -
Strategic Income Fund                                 x               x              x                    -
Corporate Income Fund                                 x               x              x                    -
Federal Bond Fund                                     x               x              x                    -
U.S. Government Fund                                  x               x              x                    -
Limited-Term Government Fund                          x               x              x                    -

TAX-FREE CURRENT INCOME
Tax-Free Pennsylvania Fund                            x               x              x                    -
Tax-Free USA Fund                                     x               x              x                    -
Tax-Free Insured Fund                                 x               x              x                    -
Tax-Free USA Intermediate Fund                        x               x              x                    -

MONEY MARKET FUNDS
Delaware Cash Reserve                                 x               x              x                    x
U.S. Government Money Fund                            x               -              -                    x
Tax-Free Money Fund                                   x               -              -                    x

(LTGF-ABC)



        The Delaware Group includes funds with a wide range of investment objectives. Stock funds, income funds, tax-free funds, money market funds, global and international funds and closed-end equity funds give investors the ability to create a portfolio that fits their personal financial goals. For more information, contact your financial adviser or call Delaware Group at 800-523-4640.


INVESTMENT MANAGER
Delaware Management Company, Inc.
One Commerce Square
Philadelphia, PA  19103

NATIONAL DISTRIBUTOR
Delaware Distributors, L.P.
1818 Market Street
Philadelphia, PA  19103


SHAREHOLDER SERVICING,
DIVIDEND DISBURSING,
ACCOUNTING SERVICES
AND TRANSFER AGENT
Delaware Service Company, Inc.
1818 Market Street
Philadelphia, PA  19103


LEGAL COUNSEL
Stradley, Ronon, Stevens & Young, LLP
One Commerce Square
Philadelphia, PA  19103

INDEPENDENT AUDITORS
Ernst & Young LLP
Two Commerce Square
Philadelphia, PA  19103


CUSTODIAN
Bankers Trust Company
One Bankers Trust Plaza New York, NY  10006


---------------------------------------------

LIMITED-TERM GOVERNMENT FUND
---------------------------------------------

A CLASS
---------------------------------------------


B CLASS
---------------------------------------------


C CLASS
---------------------------------------------



P R O S P E C T U S
---------------------------------------------


FEBRUARY 28, 1997


                                                        DELAWARE
                                                          GROUP
                                                          ------

(LTGF-IC)


LIMITED-TERM GOVERNMENT FUND                                         PROSPECTUS
(FORMERLY TREASURY RESERVES INTERMEDIATE FUND)                FEBRUARY 28, 1997
INSTITUTIONAL CLASS SHARES


           --------------------------------------------------------

                   1818 MARKET STREET, PHILADELPHIA, PA 19103

                  FOR MORE INFORMATION ABOUT THE LIMITED-TERM
                         GOVERNMENT FUND INSTITUTIONAL
                          CLASS CALL DELAWARE GROUP AT
                                 800-828-5052.



          This Prospectus describes shares of the Limited-Term Government Fund series (the "Fund"), of Delaware Group Limited-Term Government Funds, Inc. ("Limited-Term Funds, Inc."), a professionally- managed mutual fund of the series type. The Fund's objective is to seek a high, stable level of current income while attempting to minimize fluctuations in principal and provide maximum liquidity. The Fund intends to achieve its objective by investing its assets in a diversified portfolio of short- and intermediate-term securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and instruments secured by such securities.



         The Fund offers Limited-Term Government Fund Institutional Class (the "Class").



         This Prospectus relates only to the Class and sets forth information that you should read and consider before you invest. Please retain it for future reference. The Fund's Statement of Additional Information ("Part B" of Limited-Term Government Funds, Inc.'s registration statement), dated February 28, 1997, as it may be amended from time to time, contains additional information about the Fund and has been filed with the Securities and Exchange Commission. Part B is incorporated by reference into this Prospectus and is available, without charge, by writing to Delaware Distributors, L.P. at the above address or by calling the above number. The Fund's financial statements appear in its Annual Report, which will accompany any response to requests for Part B.



         The Fund also offers Limited-Term Government Fund A Class, the Limited-Term Government Fund B Class and the Limited-Term Government Fund C Class. Shares of those classes are subject to sales charges and other expenses, which may affect their performance. A prospectus for those classes can be obtained by writing to Delaware Distributors, L.P. at the above address or by calling 800-523-4640.

(LTGF-IC)



TABLE OF CONTENTS
COVER PAGE                                                     HOW TO BUY SHARES
SYNOPSIS                                                       REDEMPTION AND EXCHANGE
SUMMARY OF EXPENSES                                            DIVIDENDS AND DISTRIBUTIONS
FINANCIAL HIGHLIGHTS                                           TAXES
INVESTMENT OBJECTIVE AND STRATEGIES                            CALCULATION OF NET ASSET VALUE PER SHARE
        SUITABILITY                                            MANAGEMENT OF THE FUND
        INVESTMENT STRATEGY AND RISK FACTORS                   ADDITIONAL INFORMATION ON INVESTMENT POLICIES
CLASSES OF SHARES                                                      AND RISK CONSIDERATIONS





THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


BE SURE TO CONSULT YOUR FINANCIAL ADVISER WHEN MAKING INVESTMENTS. MUTUAL FUNDS CAN BE A VALUABLE PART OF YOUR FINANCIAL PLAN; HOWEVER, SHARES OF THE FUND ARE NOT FDIC OR NCUSIF INSURED, ARE NOT GUARANTEED BY ANY BANK OR ANY CREDIT UNION, ARE NOT OBLIGATIONS OF ANY BANK OR ANY CREDIT UNION, AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. SHARES OF THE FUND ARE NOT BANK OR CREDIT UNION DEPOSITS.

(LTGF-IC)


SYNOPSIS





INVESTMENT OBJECTIVE

         The investment objective of the Fund is to seek high, stable income by investing in a portfolio of short- and intermediate-term securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and instruments secured by such securities. For further details, see Investment Objective and Strategies and Additional Information on Investment Policies and Risk Considerations.



RISK FACTORS AND SPECIAL CONSIDERATIONS

         1. The value of Fund shares will fluctuate with the value of its underlying investments. The Fund strives to minimize such fluctuations; however, since the Fund invests in fixed-income securities, the value of its shares will tend to generally rise when interest rates fall and fall when interest rates rise.

         2. The Fund may invest a portion of its assets in over-the-counter options and futures, some of which may be considered to be derivative securities. See Investment Techniques under Investment Objective and Strategies.


INVESTMENT MANAGER, DISTRIBUTOR AND SERVICE AGENT
         Delaware Management Company, Inc. (the "Manager") furnishes investment management services to the Fund, subject to the supervision and direction of Limited-Term Funds, Inc.'s Board of Directors. The Manager also provides investment management services to certain other funds in the Delaware Group. Delaware Distributors, L.P. (the "Distributor") is the national distributor for the Fund and for all of the other mutual funds in the Delaware Group. Delaware Service Company, Inc. (the "Transfer Agent") is the shareholder servicing, dividend disbursing, accounting services and transfer agent for the Fund and for all of the other mutual funds in the Delaware Group. See Summary of Expenses and Management of the Fund for further information regarding the Manager and the fees payable under the Fund's Investment Management Agreement.



PURCHASE PRICE
         Shares of the Class offered by this Prospectus are available at net asset value, without a front-end or contingent deferred sales charge and are not subject to distribution fees under a Rule 12b-1 distribution plan. See Classes of Shares.



REDEMPTION AND EXCHANGE
         Shares of the Class are redeemed or exchanged at the net asset value calculated after receipt of the redemption or exchange request. See Redemption and Exchange.



OPEN-END INVESTMENT COMPANY
         Limited-Term Funds, Inc., which was organized as a Pennsylvania business trust in 1981 and reorganized as a Maryland corporation in 1990, is an open-end management investment company. The Fund's portfolio of assets is diversified as defined by the Investment Company Act of 1940 (the "1940 Act"). See Shares under Management of the Fund.

(LTGF-IC)


SUMMARY OF EXPENSES


                                                                                                           LIMITED-TERM
                                                                                                          GOVERNMENT FUND
                 SHAREHOLDER TRANSACTION EXPENSES                                                        INSTITUTIONAL CLASS
-----------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge Imposed on Purchases
(as a percentage of offering price) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               None

Maximum Sales Charge Imposed on Reinvested Dividends
(as a percentage of offering price) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               None

Exchange Fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               None*




                                                                                                             LIMITED-TERM
                                         ANNUAL OPERATING EXPENSES                                          GOVERNMENT FUND
                               (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)                              INSTITUTIONAL CLASS
------------------------------------------------------------------------------------------------------------------------------------
Management Fees   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               0.50%
12b-1 Fees  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               None
Other Operating Expenses  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               0.28%
                                                                                                                  -----

     Total Operating Expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               0.78%
                                                                                                                  =====


*Exchanges are subject to the requirements of each fund and a front-end sales charge may apply.

    For expense information about the Limited-Term Government Fund A Class, Limited-Term Government Fund B Class and Limited-Term Government Fund C Class, see the separate prospectus relating to those classes.


    The following example illustrates the expenses that an investor would pay on a $1,000 investment over various time periods, assuming (1) a 5% annual rate of return, and (2) redemption at the end of each time period. As noted in the table above, Limited-Term Government Funds, Inc. charges no redemption fees.



LIMITED-TERM GOVERNMENT           1 YEAR           3 YEARS          5 YEARS          10 YEARS
                                  ------           -------          -------          --------
FUND INSTITUTIONAL CLASS            $8               $25              $43              $97



The purpose of the above tables is to assist the investor in understanding the various costs and expenses that an investor in the Class will bear directly or indirectly.


THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR PERFORMANCE. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

(LTGF-IC)


--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

The following financial highlights are derived from the financial statements of Delaware Group Limited-Term Government Funds, Inc. - Limited-Term Government Fund and have been audited by Ernst & Young LLP, independent auditors. The data should be read in conjunction with the financial statements, related notes, and the report of Ernst & Young LLP covering such financial information and highlights, all of which are incorporated by reference into Part B.
Further information about the Fund's performance is contained in its Annual Report to shareholders. A copy of the Fund's Annual Report (including the report of Ernst & Young LLP) may be obtained from the Fund upon request at no charge.

--------------------------------------------------------------------------------

(LTGF-IC)




LTGF-IC-CHT



                                                                                              YEAR ENDED
                                                            12/31/96   12/31/95  12/31/94   12/31/93 12/31/92(1)(3) 12/31/91(1)
Net Asset Value, Beginning of Period  . . . . . . . . .      $9.050    $8.990      $9.840    $10.000    $10.190      $9.770

INCOME FROM INVESTMENT OPERATIONS
---------------------------------
Net Investment Income . . . . . . . . . . . . . . . . .       0.613     0.712       0.681      0.696      0.754       0.816
Net Gains or Losses on Securities
         (both realized and unrealized) . . . . . . . .      (0.280)    0.060      (0.850)    (0.160)    (0.190)      0.420
                                                             -------    -----      -------    -------    -------      -----
    Total From Investment Operations  . . . . . . . . .       0.333     0.772      (0.169)     0.536      0.564       1.236
                                                              -----     -----      -------     -----      -----       -----

LESS DISTRIBUTIONS
------------------
Dividends (from net investment income)  . . . . . . . .      (0.613)   (0.712)     (0.681)    (0.696)    (0.754)     (0.816)
Distributions (from capital gains)  . . . . . . . . . .       none      none        none       none       none        none
Returns of Capital    . . . . . . . . . . . . . . . . .       none      none        none       none       none        none
                                                              ----      ----        ----       ----       ----        ----
    Total Distributions . . . . . . . . . . . . . . . .      (0.613)   (0.712)     (0.681)    (0.696)    (0.754)     (0.816)
                                                             -------   -------     -------    -------    -------     -------

Net Asset Value, End of Period  . . . . . . . . . . . .      $8.770    $9.050      $8.990     $9.840    $10.000     $10.190
                                                             ======    ======      ======     ======    =======     =======


--------------------------------------------------------

TOTAL RETURN          . . . . . . . . . . . . . . . . .       3.84%     8.87%      (1.74%)     5.44%      5.77%(4)   13.21%(4)
------------

--------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
------------------------

Net Assets, End of Period (000's omitted) . . . . . . .     $30,349   $37,460     $37,238    $47,700    $52,403    $146,598
Ratio of Expenses to Average Daily Net Assets . . . . .       0.78%     0.81%       0.76%      0.74%      0.75%(5)    0.75%(5)
Ratio of Net Investment Income to Average Daily
  Net Assets  . . . . . . . . . . . . . . . . . . . . .       6.92%      7.86%      7.25%      6.91%      7.58%(6)    8.11%(6)
Portfolio Turnover Rate . . . . . . . . . . . . . . . .         83%        73%       148%       171%        77%         42%


                                                                                                  PERIOD
                                                                                               9/2/87(1)(2)
                                                                         YEAR ENDED              THROUGH
                                                            12/31/90(1)  12/28/89(1) 12/29/88(1) 12/31/87
Net Asset Value, Beginning of Period  . . . . . . . . .       $9.720       $9.700     $9.800      $9.770

INCOME FROM INVESTMENT OPERATIONS
---------------------------------
Net Investment Income . . . . . . . . . . . . . . . . .        0.828       0 .857      0.744       0.192
Net Gains or Losses on Securities
         (both realized and unrealized) . . . . . . . .        0.050       0 .020     (0.100)      0.030
                                                               -----       - ----     -------      -----
    Total From Investment Operations  . . . . . . . . .        0.878       0 .877      0.644       0.222
                                                               -----       - ----      -----       -----

LESS DISTRIBUTIONS
------------------
Dividends (from net investment income)  . . . . . . . .       (0.828)      (0.857)    (0.744)     (0.192)
Distributions (from capital gains)  . . . . . . . . . .        none        none        none        none
Returns of Capital    . . . . . . . . . . . . . . . . .        none        none        none        none
                                                               ----        ----        ----        ----
    Total Distributions . . . . . . . . . . . . . . . .       (0.828)      (0.857)    (0.744)     (0.192)
                                                              -------      -------    -------     -------

Net Asset Value, End of Period  . . . . . . . . . . . .       $9.770       $9.720     $9.700      $9.800
                                                              ======       ======     ======      ======


--------------------------------------------------------

TOTAL RETURN          . . . . . . . . . . . . . . . . .        9.48%       9 .44%      6.78%       5.61%
------------

--------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
------------------------

Net Assets, End of Period (000's omitted) . . . . . . .      $12,811       $3,933     $5,740     $10,599
Ratio of Expenses to Average Daily Net Assets . . . . .        0.84%        0.82%      0.75%         (2)
Ratio of Net Investment Income to Average Daily
Net Assets  . . . . . . . . . . . . . . . . . . . . . .        8.56%        8.87%      7.59%         (2)
Portfolio Turnover Rate . . . . . . . . . . . . . . . .         175%         311%       146%         (2)



------------------------------

(1) The financial highlights for the period prior to June 1, 1992 (the date Limited-Term Government Fund Institutional Class was first offered for public sale) are derived from data of the Investors Series I class, which like the Limited-Term Government Fund Institutional Class, was not subject to Rule 12b-1 distribution expenses. Shares of Investors Series I class were converted in to shares of Investors Series II class on June 1, 1992 pursuant to a Plan of Recapitalization approved by shareholders of the Investors Series I class. See Shares for additional in formation.
(2) September 2, 1987 was the date of the initial public offering of Investors Series I class (see Note 1); the ratios of expenses and net investment income to average daily net assets and portfolio turnover have been omitted as management believes that such ratios for this relatively short of a time period are not meaningful.
(3) The per share data and ratios for the Investors Series I class and the Limited-Term Government Fund Institutional Class (formerly known as Treasury Reserves Intermediate Fund Institutional Class) have been combined for 1992. For the five months ended May 31, 1992, the Investors Series I class' operating expenses and net investment income per share were $.031 and $.325, respectively. For the seven months ended December 31, 1992, the Limited-Term Government Fund Institutional Class' operating expenses and net investment income per share were $.045 and $.429, respectively. All net investment income was distributed to shareholders.

(4) Total return for 1991 and 1992 reflect the expense limitations referenced in Notes 5 and 6.
(5) Ratio of expenses to average daily net assets prior to expense limitation was 0.78% for 1992 and 0.84% for 1991. See Note 1.
(6) Ratio of net investment income to average daily net assets prior to expense limitation was 7.54% for 1992 and 8.02% for 1991. See Note 1.

(LTGF-IC)


INVESTMENT OBJECTIVE AND STRATEGIES

    The Fund seeks to provide a high stable level of income, while attempting to minimize fluctuations in principal and provide maximum liquidity. It seeks to do this by investing primarily in a portfolio of short- and intermediate-term securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and instruments secured by such securities. The Fund may also invest up to 20% of its assets in corporate notes and bonds, certificates of deposit and obligations of both U.S. and foreign banks, commercial paper and certain asset-back securities.

         The level of income will vary depending on interest rates and the portfolio. However, since longer term rates are generally less volatile than short-term rates, the level of income for the Fund may tend to be less volatile than, for example, a money market fund.


         Although the Fund will constantly strive to attain its objective, there can be no assurance that it will be obtained. The objective of the Fund cannot be changed without shareholder approval.


SUITABILITY

    The Fund may be suitable for individuals who want a stable and high income flow, the security associated with investments focused principally on U.S. government-backed instruments and the convenience and liquidity of mutual funds. However, investors should consider asset value fluctuation as well as income potential in making an investment decision.

    The Fund is not a money market fund. A money market fund is designed for stability of principal; consequently, the level of income fluctuates. The Fund is designed for greater stability of income at a relatively higher level; consequently, the principal value will fluctuate over time.

    Because the Fund invests in longer-term securities than a money market fund, the value of shares will fluctuate. When interest rates rise, the share value will tend to fall, and when interest rates fall, the share value will tend to rise. Therefore, the Fund may not be suitable for investors whose overriding objective is stability of principal. See Investment Strategy and Risk Factors.

    The Fund's objective of a high stable income stream may also be suitable for longer term investments, such as tax-deferred retirement plans (e.g., IRA, 401(k), Profit Sharing, etc.), where the income stream can be left to compound on a tax-deferred basis. Ownership of Fund shares reduces the bookkeeping and administrative inconveniences connected with direct purchases of these instruments.

(LTGF-IC)


INVESTMENT STRATEGY AND RISK FACTORS

    The Fund attempts to provide you with yields higher than those available in money market funds or bank money market accounts by extending its portfolio maturities.

    The yield curves, as shown in the chart below, reflect the additional return that may be obtained by a moderate extension of maturities.

                    YIELD CURVE


                                12/29/95    12/31/96

                                Average Portfolio Maturity

              3 Month           5.072       5.186
              6 Month           5.147       5.297
              1 Year            5.132       5.488
              2 Year            5.150       5.868
              3 Year            5.208       6.010
              5 Year            5.374       6.206
              10 Year           5.570       6.418
              30 Year           5.949       6.641



The Fund expects to have an average portfolio maturity in the shaded area indicated above. By extending average maturity in this area, the Fund seeks higher income than may be available from money market securities but may also experience greater principal fluctuation. However, the Fund should tend to experience less principal fluctuation than funds which have average maturities beyond the gray shaded area. The yields to maturity in the curves are for unmanaged Treasury securities with various remaining maturities. The black line shows the yield curve at December 29, 1995. The purple line represents the yield curve as of December 31, 1996. The data was obtained from Bloomberg. These are not necessarily indicative of future performance or yield curves. The yield curve changes over time and short rates may occasionally be higher than intermediate rates.


MATURITY RESTRICTIONS
              The Fund seeks to reduce the effects of interest rate volatility on principal by limiting the average effective maturity (as that term is defined in Part B) to no more than five years.

              If in the judgment of the Manager rates are low, it will tend to shorten the average effective maturity to three years or less. Conversely, if in its judgment rates are high, it will tend to extend the average effective maturity to as high as five years. The Manager will increase the proportion of short-term instruments when short-term yields are higher. The Manager may purchase individual securities with a remaining maturity of up to fifteen years.

QUALITY GUIDELINES
              The Fund will invest primarily in securities issued or guaranteed by the U.S. government (e.g., Treasury Bills and Notes), its agencies (e.g., Federal Housing Administration) or instrumentalities (e.g., Federal Home Loan
Bank) or government-sponsored corporations (e.g., Federal National Mortgage Association), as well as repurchase agreements and publicly- and privately-issued mortgage-backed securities collateralized by such securities. The Fund may invest up to 20% of its assets in: (1) corporate notes and bonds rated A or above; (2) certificates of deposit and obligations of both U.S. and foreign banks if they have assets of at least one billion dollars; (3)

(LTGF-IC)



commercial paper rated P-1 by Moody's Investors Service ("Moody's") and/or A-1 by Standard and Poor's Ratings Group ("S&P"); and (4) securities which are backed by assets such as receivables on home equity and credit loans, receivables regarding automobile, mobile home and recreational vehicle loans, wholesale dealer floor plans and leases or other loans or financial receivables currently available or which may be developed in the future. All such securities must be rated in the highest rating category by a reputable credit rating agency (e.g., AAA by S& P or Aaa by Moody's).


INVESTMENT TECHNIQUES
              To achieve its objective, the Fund may use certain hedging techniques which might not be conveniently available to individuals. These techniques will be used at the Manager's discretion to protect the Fund's principal value.

              The Fund may purchase put options, write secured put options, write covered call options, purchase call options and enter into closing transactions.

              The Fund may invest in futures contracts and options on such futures contracts subject to certain limitations.

              The Fund may invest up to 35% of its assets in securities issued by certain private, nongovernment corporations, such as financial institutions, if the securities are fully collateralized at the time of issuance by securities or certificates issued or guaranteed by the U.S. government, its agencies or instrumentalities. Two principal types of mortgage-backed securities are collateralized mortgage obligations (CMOs) and real estate mortgage investment conduits (REMICs).


              The Fund may also invest in securities which are backed by assets such as receivables on home equity and credit card loans, and receivables on automobile, mobile home and recreational vehicle loans, wholesale dealer floor plans and leases or other loans or financial receivables currently available or which may be developed in the future. All such securities must be rated in the highest rating category by a reputable credit rating agency (e.g., AAA by S&P or Aaa by Moody's).


              The Fund may also use repurchase agreements which are at least 100% collateralized by securities in which the Fund can invest directly. Repurchase agreements help the Fund to invest cash on a temporary basis.

                                    *  *  *

              Certain of the above-described securities may be considered to be derivative securities.

                                    *  *  *

              The Fund may loan up to 25% of its assets to qualified broker/dealers or institutional investors for their use relating to short sales or other security transactions.

              The Fund may invest in restricted securities, including securities eligible for resale without registration pursuant to Rule 144A ("Rule 144A Securities") under the Securities Act of 1933. Rule 144A permits many privately placed and legally restricted securities to be freely traded among certain institutional buyers such as the Fund. The Fund may invest no more than 10% of the value of its net assets in illiquid securities.

              For a further discussion of the investment techniques described above, see Additional Information on Investment Policies and Risk
Considerations.

(LTGF-IC)


                                 *     *     *

              Investment Strategy and Risk Factors and Additional Information on Investment Policies and Risk Factors in this Prospectus and Part B further clarifies the Fund's investment policies, risk factors and the methods used to determine maturity. A brief discussion of those factors that materially affected the Fund's performance during its most recently completed fiscal year appears in the Fund's Annual Report.

(LTGF-IC)


CLASSES OF SHARES

              The Distributor serves as the national distributor for the Fund. Shares of the Class may be purchased directly by contacting the Fund or its agent or through authorized investment dealers. All purchases of shares of the Class are at net asset value. There is no front-end or contingent deferred sales charge.

              INVESTMENT INSTRUCTIONS GIVEN ON BEHALF OF PARTICIPANTS IN AN EMPLOYER-SPONSORED RETIREMENT PLAN ARE MADE IN ACCORDANCE WITH DIRECTIONS PROVIDED BY THE EMPLOYER. EMPLOYEES CONSIDERING PURCHASING SHARES OF THE CLASS AS PART OF THEIR RETIREMENT PROGRAM SHOULD CONTACT THEIR EMPLOYER FOR DETAILS.


              Shares of the Class are available for purchase only by (a) retirement plans introduced by persons not associated with brokers or dealers that are primarily engaged in the retail securities business and rollover individual retirement accounts from such plans; (b) tax-exempt employee benefit plans of the Manager or its affiliates and securities dealer firms with a selling agreement with the Distributor; (c) institutional advisory accounts of the Manager or its affiliates and those having client relationships with Delaware Investment Advisers, a division of the Manager, or its affiliates and their corporate sponsors, as well as subsidiaries and related employee benefit plans and rollover individual retirement accounts from such institutional advisory accounts; (d) a bank, trust company and similar financial institution investing for its own account or for the account of its trust customers for whom such financial institution is exercising investment discretion in purchasing shares of the Class, except where the investment is part of a program that requires payment to the financial institution of a Rule 12b-1 Plan fee; and (e) registered investment advisers investing on behalf of clients that consist solely of institutions and high net-worth individuals having at least $1,000,000 entrusted to the adviser for investment purposes, but only if the adviser is not affiliated with a broker or dealer and derives compensation for its services exclusively from its clients for such advisory services.


LIMITED-TERM GOVERNMENT FUND A CLASS, LIMITED-TERM GOVERNMENT FUND B CLASS AND LIMITED-TERM GOVERNMENT FUND C CLASS

              In addition to offering the Limited-Term Government Fund Institutional Class, the Fund also offers the Limited-Term Government Fund A Class, Limited-Term Government Fund B Class and Limited-Term Government Fund C Class, which are described in a separate prospectus. Shares of Limited-Term Government Fund A Class, Limited-Term Government Fund B Class and Limited-Term Government Fund C Class may be purchased through authorized investment dealers or directly by contacting the Fund or its Distributor. The Limited-Term Government Fund A Class carries a front-end sales charge and has annual 12b-1 expenses equal to a maximum of 0.30%. The maximum front-end sales charge as a percentage of the offering price is 3.00% and is reduced on certain transactions of $100,000 or more. The Limited-Term Government Fund B Class and Limited-Term Government Fund C Class have no front-end sales charge, but are subject to annual 12b-1 expenses equal to a maximum of 1%. Shares of Limited-Term Government Fund B Class and Limited-Term Government Fund C Class and certain shares of the Limited-Term Government Fund A Class may be subject to a contingent deferred sales charge upon redemption. To obtain a prospectus relating to such classes, contact the Distributor by writing to the address or by calling the phone number listed on the cover of this Prospectus.

(LTGF-IC)


HOW TO BUY SHARES

              The Fund makes it easy to invest by mail, by wire, by exchange and by arrangement with your investment dealer. In all instances, investors must qualify to purchase shares of the Class.

INVESTING DIRECTLY BY MAIL


1. Initial Purchases--An Investment Application or, in the case of a retirement plan account, an appropriate retirement plan application, must be completed, signed and sent with a check payable to Limited- Term Government Fund Institutional Class, to 1818 Market Street, Philadelphia, PA 19103.


2. Subsequent Purchases--Additional purchases may be made at any time by mailing a check payable to Limited-Term Government Fund Institutional Class. Your check should be identified with your name(s) and account number.

INVESTING DIRECTLY BY WIRE

              You may purchase shares by requesting your bank to transmit funds by wire to CoreStates Bank, N.A., ABA #031000011, account number 0114-2596 (include your name(s) and your account number for the Fund and Class in which you are investing).



1. Initial Purchases--Before you invest, telephone the Client Services Department at 800-828-5052 to get an account number. If you do not call first, it may delay processing your investment. In addition, you must promptly send your Investment Application or, in the case of a retirement plan account, an appropriate retirement plan application, to Limited-Term Government Fund Institutional Class, to 1818 Market Street, Philadelphia, PA 19103.


2. Subsequent Purchases--You may make additional investments anytime by wiring funds to CoreStates Bank, N.A., as described above. You must advise your Client Services Representative by telephone at 800- 828-5052 prior to sending your wire.

INVESTING BY EXCHANGE
              If you have an investment in another mutual fund in the Delaware Group and you qualify to purchase shares of the Class, you may write and authorize an exchange of part or all of your investment into the Fund. However, shares of Limited-Term Government Fund B Class and Limited-Term Government Fund C Class and the Class B Shares and Class C Shares of the other funds in the Delaware Group offering such a class of shares may not be exchanged into the Class. If you wish to open an account by exchange, call your Client Services Representative at 800-828-5052 for more information.

INVESTING THROUGH YOUR INVESTMENT DEALER

              You can make a purchase of Fund shares through most investment dealers who, as part of the service they provide, must transmit orders promptly to the Fund. They may charge for this service.


PURCHASE PRICE AND EFFECTIVE DATE
              The purchase price (net asset value) is determined as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m., Eastern time) on days when the Exchange is open.

(LTGF-IC)


              The effective date of a purchase made through an investment dealer is the date the order is received by the Fund. The effective date of a direct purchase is the day your wire, electronic transfer or check is received unless it is received after the time the share price is determined, as noted above. Purchase orders received after such time will be effective the next business day.

THE CONDITIONS OF YOUR PURCHASE
              The Fund reserves the right to reject any purchase order. If a purchase is canceled because your check is returned unpaid, you are responsible for any loss incurred. The Fund can redeem shares from your account(s) to reimburse itself for any loss, and you may be restricted from making future purchases in any of the funds in the Delaware Group. The Fund reserves the right to reject purchase orders paid by third-party checks or checks that are not drawn on a domestic branch of a United States financial institution. If a check drawn on a foreign financial institution is accepted, you may be subject to additional bank charges for clearance and currency conversion.

              The Fund also reserves the right, upon 60 days' written notice, to involuntarily redeem accounts that remain under $1,000 as a result of redemptions.

(LTGF-IC)


REDEMPTION AND EXCHANGE

              REDEMPTION AND EXCHANGE REQUESTS MADE ON BEHALF OF PARTICIPANTS IN AN EMPLOYER-SPONSORED RETIREMENT PLAN ARE MADE IN ACCORDANCE WITH DIRECTIONS PROVIDED BY THE EMPLOYER. EMPLOYEES SHOULD THEREFORE CONTACT THEIR EMPLOYER FOR DETAILS.


              Your shares will be redeemed or exchanged at a price based on the net asset value next determined after the Fund receives your request in good order. For example, redemption and exchange requests received in good order after the time the net asset value of shares is determined will be processed on the next business day. See Purchase Price and Effective Date under How to Buy Shares. Except as otherwise noted below, for a redemption request to be in "good order," you must provide your Class account number, account registration, and the total number of shares or dollar amount of the transaction. With regard to exchanges, you must also provide the name of the fund you want to receive the proceeds. Exchange instructions and redemption requests must be signed by the record owner(s) exactly as the shares are registered. You may request a redemption or an exchange by calling the Fund at 800-828-5052. Redemption proceeds will be distributed promptly, as described below, but not later than seven days after receipt of a redemption request.


              All exchanges involve a purchase of shares of the fund into which the exchange is made. As with any purchase, an investor should obtain and carefully read that fund's prospectus before buying shares in an exchange. The prospectus contains more complete information about the fund, including charges and expenses.


              The Fund will process written and telephone redemption requests to the extent that the purchase orders for the shares being redeemed have already settled. The Fund will honor written redemption requests as to shares for which a check was tendered as payment, but will not mail or wire the proceeds until it is reasonably satisfied that the check has cleared, which may take up to 15 days from the purchase date. You can avoid this potential delay if you purchase shares by wiring Federal Funds. The Fund reserves the right to reject a written or telephone redemption request or delay payment of redemption proceeds if there has been a recent change to the shareholder's address of record.


              Shares of the Class may be exchanged into any other Delaware Group mutual fund, provided: (1) the investment satisfies the eligibility and other requirements set forth in the prospectus of the fund being acquired, including the payment of any applicable front-end sales charge; and (2) the shares of the fund being acquired are in a state where that fund is registered. If exchanges are made into other shares that are eligible for purchase only by those permitted to purchase shares of the Class, such exchange will be exchanged at net asset value. Shares of the Class may not be exchanged into the Class B Shares or Class C Shares of the funds in the Delaware Group. The Fund may suspend, terminate or amend the terms of the exchange privilege upon 60 days' written notice to shareholders.


              Various redemption and exchange methods are outlined below. No fee is charged by the Fund or the Distributor for redeeming or exchanging your shares although, in the case of an exchange, a sales charge may apply. You may also have your investment dealer arrange to have your shares redeemed or exchanged. Your investment dealer may charge for this service.


              All authorizations given by shareholders, including selection of any of the features described below, shall continue in effect until such time as a written revocation or modification has been received by the Fund or its agent.

(LTGF-IC)


CHECKWRITING FEATURE
              YOU CAN REQUEST SPECIAL CHECKS BY MARKING THE BOX ON THE INVESTMENT APPLICATION.


              The checks must be drawn for $500 or more and, unless otherwise indicated on the Investment Application or your checkwriting authorization form, must be signed by all owners of the account.


              Because the value of shares fluctuates, you cannot use checks to close your account. The Checkwriting Feature is not available for retirement plans. See Part B for additional information.

WRITTEN REDEMPTION AND EXCHANGE
              You can write to the Fund at 1818 Market Street, Philadelphia, PA 19103 to redeem some or all of your Class shares or to request an exchange of any or all of your shares into another mutual fund in the Delaware Group, subject to the same conditions and limitations as other exchanges noted above. The request must be signed by all owners of the account or your investment dealer of record.

              For redemptions of more than $50,000, or when the proceeds are not sent to the shareholder(s) at the address of record, the Fund requires a signature by all owners of the account and may require a signature guarantee. Each signature guarantee must be supplied by an eligible guarantor institution. The Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. The Fund may require further documentation from corporations, executors, retirement plans, administrators, trustees or guardians.

              The redemption request is effective at the net asset value next determined after it is received in good order. Payment is normally mailed the next business day, but no later than seven days, after receipt of your redemption request. Certificates are issued for shares only if you submit a specific request. If your shares are in certificate form, the certificate must accompany your request and also be in good order.

              You also may submit your written request for redemption or exchange by facsimile transmission at the following number: 215-255-8864.

TELEPHONE REDEMPTION AND EXCHANGE
              To get the added convenience of the telephone redemption and exchange methods, you must have the Transfer Agent hold your shares (without charge) for you. If you choose to have your shares in certificate form, you may redeem or exchange only by written request and you must return your certificates.


              The Telephone Redemption - Check to Your Address of Record service and the Telephone Exchange service, both of which are described below, are automatically provided unless you notify the Fund in writing that you do not wish to have such services available with respect to your account. The Fund reserves the right to modify, terminate or suspend these procedures upon 60 days' written notice to shareholders. It may be difficult to reach the Fund by telephone during periods when market or economic conditions lead to an unusually large volume of telephone requests.


              Neither the Fund nor its Transfer Agent is responsible for any shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange of Fund shares which are reasonably believed to be genuine. With respect to such telephone transactions, the Fund will follow reasonable procedures to confirm that instructions communicated by telephone are genuine (including verification of a form of personal identification) as, if it does not, the Fund or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent transactions. A written confirmation will be provided for all purchase, exchange and redemption transactions initiated by telephone. By exchanging shares by telephone, you are acknowledging prior receipt of a prospectus for the fund into which your shares are being exchanged.

(LTGF-IC)



TELEPHONE REDEMPTION--CHECK TO YOUR ADDRESS OF RECORD

              You or your investment dealer of record can have redemption proceeds of $50,000 or less mailed to you at your address of record. Checks will be payable to the shareholder(s) of record. Payment is normally mailed the next business day after receipt of the redemption request.


TELEPHONE REDEMPTION--PROCEEDS TO YOUR BANK

              Redemption proceeds of $1,000 or more can be transferred to your predesignated bank account by wire or by check. You should authorize this service when you open your account. If you change your predesignated bank account, you must submit a written authorization and you may need to have your signature guaranteed. For your protection, your authorization must be on file. If you request a wire, your funds will normally be sent the next business day. If you ask for a check, it will normally be mailed the next business day after receipt of your redemption request to your predesignated bank account. There are no fees for this redemption method, but the mail time may delay getting funds into your bank account. Simply call your Client Services Representative prior to the time the net asset value is determined, as noted above.


TELEPHONE EXCHANGE
              You or your investment dealer of record can exchange shares into any fund in the Delaware Group under the same registration. As with the written exchange service, telephone exchanges are subject to the same conditions and limitations as other exchanges noted above. Telephone exchanges may be subject to limitations as to amounts or frequency.

(LTGF-IC)



DIVIDENDS AND DISTRIBUTIONS

              Dividends are declared daily and paid monthly on the last
business day of each month.   Payment by check of cash dividends will
ordinarily be mailed within three business days after the payable date.

              Purchases of shares by wire begin earning dividends when converted into Federal Funds and available for investment, normally the next business day after receipt. Purchases by check earn dividends upon conversion to Federal Funds, normally one business day after receipt.

              Each business day, Limited-Term Funds, Inc. declares a dividend to all shareholders of record in the Class at the time the net asset value per share is determined. See Purchase Price and Effective Date under How to Buy Shares. Thus, when redeeming shares, dividends continue to accrue up to and including the date of redemption.

              Each class of the Fund will share proportionately in the investment income and expenses of the Fund, except that the Class will not incur any distribution fee under the Fund's 12b-1 Plans which apply to the Limited-Term Government Fund A Class, B Class and C Class.

              The Fund can have two types of distributions: income dividends and capital gains. Short-term capital gains distributions, if any, may be paid quarterly, but in the discretion of the Fund's Board of Directors might be distributed less frequently. Long-term capital gains, if any, will be distributed annually.

              Both dividends and capital gains are automatically reinvested in your account at net asset value.

(LTGF-IC)


TAXES

              The tax discussion set forth below is included for general information only. Investors should consult their own tax advisers concerning the federal, state, local or foreign tax consequences of an investment in the Fund.

              The Fund has qualified, and intends to continue to qualify, as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). As such, the Fund will not be subject to federal income tax, or to any excise tax, to the extent its earnings are distributed as provided in the Code.


              The Fund intends to distribute substantially all of its net investment income and net capital gains, if any. Dividends from net investment income or net short-term capital gains will be taxable to those investors who are subject to income taxes as ordinary income, even though received in additional shares. No portion of the Fund's distributions will be eligible for the dividends-received deduction for corporations.



              Distributions paid by the Fund from long-term capital gains, received in additional shares, are taxable to those investors who are subject to income taxes as long-term capital gains, regardless of the length of time an investor has owned shares in the Fund. The Fund does not seek to realize any particular amount of capital gains during a year; rather, realized gains are a by-product of Fund management activities. Consequently, capital gains distributions may be expected to vary considerably from year to year. Also, for those investors subject to tax, if purchases of shares in the Fund are made shortly before the record date for a dividend or capital gains distribution, a portion of the investment will be returned as a taxable distribution.


              Dividends or capital gains which are declared in October, November or December to shareholders of record in such a month, but which, for operational reasons, may not be paid to the shareholder until the following January, will be treated for tax purposes as if paid by the Fund and received by the shareholder on December 31 of the calendar year in which they are declared.


              The sale of shares of the Fund is a taxable event and may result in a capital gain or loss to shareholders subject to tax. Capital gain or loss may be realized from an ordinary redemption of shares or an exchange of shares between the Fund and any other fund in the Delaware Group. Any loss incurred on a sale or exchange of Fund shares that had been held for six months or less will be treated as a long-term capital loss to the extent of capital gain dividends received with respect to such shares.


              In addition to federal taxes, shareholders may be subject to state and local taxes on distributions. Distributions of interest income and capital gains realized from certain types of U.S. government securities may be exempt from state personal income taxes. Shares of the Fund are exempt from Pennsylvania county personal property taxes.

              Each year, Limited-Term Funds, Inc. will mail you information on the tax status of the Fund's dividends and distributions. Shareholders will also receive each year information as to the portion of dividend income, if any, that is derived from U.S. government securities that are exempt from state income tax. Of course, shareholders who are not subject to tax on their income would not be required to pay tax on amounts distributed to them by the Fund.

(LTGF-IC)


              The Fund is required to withhold 31% of taxable dividends, capital gains distributions, and redemptions paid to shareholders who have not complied with IRS taxpayer identification regulations. You may avoid this withholding requirement by certifying on your Investment Application your proper Taxpayer Identification Number and by certifying that you are not subject to backup withholding.

              See Accounting and Tax Issues in Part B for additional information on tax matters relating to the Fund and its shareholders.

(LTGF-IC)


CALCULATION OF NET ASSET VALUE PER SHARE



              The purchase and redemption price of the Class is the net asset value ("NAV") per share of the Class next computed after the order is received.

              The NAV is computed as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m., Eastern time) on days when the Exchange is open.


              The NAV per share is computed by adding the value of all securities and other assets in the portfolio, deducting any liabilities (expenses and fees are accrued daily) and dividing by the number of shares outstanding. Portfolio securities for which market quotations are available are priced at market value. Short-term investments having a maturity of less than 60 days are valued at amortized cost, which approximates market value.
All other securities are valued at their fair value as determined in good faith and in a method approved by Limited-Term Funds, Inc.'s Board of Directors.


              The net asset values of all outstanding shares of each class of the Fund will be computed on a pro-rata basis for each outstanding share based on the proportionate participation in the Fund represented by the value of shares of that class. All income earned and expenses incurred by the Fund will be borne on a pro-rata basis by each outstanding share of a class, based on each class' percentage in the Fund represented by the value of shares of such classes, except that the Class will not incur any of the expenses under the Fund's 12b-1 Plans and Limited-Term Government Fund A, B and C Classes alone will bear the 12b-1 Plan fees payable under their respective Plans. Due to the specific distribution expenses and other costs that will be allocable to each class, the dividends paid to each class of the Fund may vary. However, the NAV per share of each class is expected to be equivalent.

(LTGF-IC)


MANAGEMENT OF THE FUND

DIRECTORS
              The business and affairs of Limited-Term Funds, Inc. are managed under the direction of its Board of Directors. Part B contains additional information regarding Limited-Term Funds, Inc.'s directors and officers.

INVESTMENT MANAGER
              The Manager furnishes investment management services to the Fund.


              The Manager and its predecessors have been managing the funds in the Delaware Group since 1938. On December 31, 1996 the Manager and its affiliate, Delaware International Advisers Ltd., were supervising in the aggregate more than $32 billion in assets in the various institutional or separately managed (approximately $20,047,798,000) and investment company (approximately $11,881,459,000) accounts.



              The Manager is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc. ("DMH"). On April 3, 1995, a merger between DMH and a wholly owned subsidiary of Lincoln National Corporation ("Lincoln National") was completed. DMH and the Manager are now indirect, wholly owned subsidiaries, and subject to the ultimate control, of Lincoln National. Lincoln National, with headquarters in Fort Wayne, Indiana, is a diversified organization with operations in many aspects of the financial services industry, including insurance and investment management. In connection with the merger, a new Investment Management Agreement between Limited-Term Funds, Inc. on behalf of the Fund and the Manager was executed following shareholder approval.



              The Manager manages the Fund's portfolio, makes investment decisions and implements them. The Manager also administers Limited-Term Funds, Inc.'s affairs and pays the salaries of all the directors, officers and employees of Limited-Term Funds, Inc. who are affiliated with the Manager. For these services, the Manager is paid an annual fee of 1/2 of 1% of the average daily net assets of the Fund, less a proportionate share of all directors' fees paid to the unaffiliated directors by the Fund. Investment management fees paid by the Fund were 0.50% of average daily net assets for the fiscal year ended December 31, 1996.


              Roger A. Early has had primary responsibility for making day-to-day investment decisions for the Fund since July 18, 1994. Mr. Early has an undergraduate degree in economics from the University of Pennsylvania's Wharton School and an MBA in finance and accounting from the University of Pittsburgh. He is also a CPA and a CFA. Prior to joining the Delaware Group, Mr. Early was a portfolio manager for Federated Investment Counseling's fixed-income group, with over $1 billion in assets.


              In making investment decisions for the Fund, Mr. Early consults regularly with Paul E. Suckow and Gary A. Reed. Mr. Suckow is Delaware Group's Chief Investment Officer for fixed-income. He is a CFA charterholder and a graduate of Bradley University with an MBA from Western Illinois University. Mr. Suckow was a fixed-income portfolio manager at the Delaware Group from 1981 to 1985. He returned to the Delaware Group in 1993 after eight years with Oppenheimer Management Corporation where he served as Executive Vice President and Director of Fixed Income. Mr. Reed holds an AB in Economics from the University of Chicago and an MA in Economics from Columbia University. He began his career in 1978 with the Equitable Life Assurance Company in New York City, where he specialized in credit analysis. Prior to joining the Delaware Group in 1989, Mr. Reed was Vice President and Manager of the fixed-income department at Irving Trust Company in New York. He joined the Delaware Group in 1989 as a vice president for fixed-income.

(LTGF-IC)


PORTFOLIO TRADING PRACTICES
              Portfolio trades are generally made on a net basis without brokerage commissions. However, the price may include a mark-up or mark-down. Banks, brokers or dealers are selected by the Manager to execute the Fund's portfolio transactions.


              Although the Fund trades principally to seek a high level of income and stability of principal and not for profits, the portfolio turnover may be high, particularly if interest rates are volatile. The degree of portfolio activity may affect brokerage costs of the Fund and taxes payable by shareholders. During the fiscal years ended December 31, 1995 and 1996, the Fund's portfolio turnover rates were 73% and 83%, respectively. See Portfolio Turnover under Trading Practices and Brokerage in Part B.


              The Manager uses its best efforts to obtain the best available price and most favorable execution for portfolio transactions. Orders may be placed with brokers or dealers who provide brokerage and research services to the Manager or its advisory clients. These services may be used by the Manager in servicing any of its accounts. Subject to best price and execution, the Manager may consider a broker/dealer's sales of Fund shares in placing portfolio orders and may place orders with broker/dealers that have agreed to defray certain Fund expenses such as custodian fees.

PERFORMANCE INFORMATION
              From time to time, the Fund may quote yield or total return performance of the Class in advertising and other types of literature.

              The current yield for the Class will be calculated by dividing the annualized net investment income earned by the Class during a recent 30-day period by the net asset value per share on the last day of the period. The yield formula provides for semi-annual compounding which assumes that net investment income is earned and reinvested at a constant rate and annualized at the end of a six-month period.

              Total return will be based on a hypothetical $1,000 investment, reflecting the reinvestment of all distributions at net asset value. Each presentation will include the average annual total return for one-, five- and ten-year or life-of-fund periods. The Fund may also advertise aggregate and average total return information concerning the Class over additional periods of time.

              Yield and net asset value fluctuate and are not guaranteed. Past performance is not a guarantee of future results.

STATEMENTS AND CONFIRMATIONS
              You will receive quarterly statements of your account summarizing all transactions during the period. A confirmation statement will be sent following all transactions other than those involving a reinvestment of distributions. You should examine statements and confirmations immediately and promptly report any discrepancy by calling your Client Services Representative.

FINANCIAL INFORMATION ABOUT THE FUND
              Each fiscal year, you will receive an audited annual report and an unaudited semi-annual report. These reports provide detailed information about the Fund's investments and performance. Limited-Term Funds, Inc.'s fiscal year ends on December 31.

(LTGF-IC)


DISTRIBUTION AND SERVICE

              The Distributor, Delaware Distributors, L.P. serves as the national distributor of Fund shares under a Distribution Agreement with Limited-Term Funds, Inc. dated April 3, 1995, as amended on November 29, 1995. The Distributor bears all of the costs of promotion and distribution.



              The Transfer Agent, Delaware Service Company, Inc., serves as the shareholder servicing, dividend disbursing and transfer agent for the Fund under an Agreement dated December 20, 1990. The Transfer Agent also provides accounting services to the Fund pursuant to the terms of a separate Fund Accounting Agreement. The directors annually review service fees paid to the Transfer Agent. Certain recordkeeping and other shareholder services that otherwise would be performed by the Transfer Agent may be performed by certain other entities and the Transfer Agent may elect to enter into an agreement to pay such other entities for those services. In addition, participant account maintenance fees may be assessed for certain recordkeeping services provided as part of retirement plan and administration service packages. These fees are based on the number of participants in the plan and the various services selected. Fees will be quoted upon request and are subject to change.


              The Distributor and the Transfer Agent are indirect, wholly owned subsidiaries of DMH.

EXPENSES

              The Fund is responsible for all of its own expenses other than those borne by the Manager under the Investment Management Agreement and those borne by the Distributor under the Distribution Agreement. The ratio of expenses to average daily net assets for the Class was 0.78% for the fiscal year ended December 31, 1996.



SHARES
              Limited-Term Funds, Inc. is an open-end management investment company. The Fund's portfolio of assets is diversified as defined by the 1940 Act. Commonly known as a mutual fund, Limited-Term Funds, Inc. was organized as a Pennsylvania business trust in 1981 and was reorganized as a Maryland corporation in 1990. Limited-Term Funds, Inc., currently offers two series of shares - the Limited-Term Government Fund series and U.S. Government Money Series. Fund shares have a $.001 par value per share, equal voting rights, except as noted below, and are equal in all other respects. The Fund and will vote separately on any matter that affects only the Limited-Term Government Fund series. Shares of the Fund will have a priority over shares of any other funds of Limited-Term Funds, Inc.



              Limited-Term Funds, Inc.'s shares have noncumulative voting rights which means that the holders of more than 50% of Limited-Term Funds, Inc.'s shares voting for the election of directors can elect 100% of the directors if they choose to do so. Under Maryland law, Limited-Term Funds, Inc. is not required, and does not intend, to hold annual meetings of shareholders unless, under certain circumstances, it is required to do so under the 1940 Act. Shareholders of 10% or more of Limited-Term Funds, Inc.'s outstanding shares may request that a special meeting be called to consider the removal of a director.



              In addition to the Class, the Fund also offers Limited-Term Government Fund A Class, Limited-Term Government Fund B Class and Limited-Term Government Fund C Class. Shares of each Class represent proportionate interest in the assets of the Fund and have the same voting and other rights and preferences as the Class, except that shares of the Class may not vote on matters affecting the Fund's Distribution Plans under Rule 12b-1 relating to the Limited-Term Government Fund A Class, Limited-Term Government Fund B Class and Limited-Term Government Fund C Class.

(LTGF-IC)




ADDITIONAL INFORMATION ON INVESTMENT POLICIES AND RISK CONSIDERATIONS

              Following are more detailed descriptions of investment strategies employed by the Fund and any risks they may entail.

PUT OPTIONS
              A put option purchased by the Fund gives it the right to sell one of its securities for an agreed price up to an agreed date. The advantage is that the Fund can be protected should the market value of the security decline due to a rise in interest rates. However, the Fund must pay a premium for this right, whether it exercises it or not. The Fund will only purchase put options to the extent that the premiums on all outstanding put options do not exceed 2% of the Fund's total assets.

              A put option written by the Fund obligates it to buy the security underlying the option at the exercise price during the option period, and the purchaser of the option has the right to sell the security to the Fund. During the option period, the Fund, as writer of the put option, may be assigned an exercise notice by the broker/dealer through whom the option was sold requiring the Fund to make payment of the exercise price against delivery of the underlying security. This obligation terminates upon expiration of the put option or at such earlier time at which the writer effects a closing purchase transaction. The Fund will only write put options on a secured basis. The advantage to the Fund of writing put options is that it receives premium income. The disadvantage is that the Fund may be required, when the put is exercised, to purchase securities at higher prices than the current market price.

              A covered call option written by the Fund obligates it to sell one of its securities for an agreed price up to an agreed date. The advantage is that the Fund receives premium income, which may offset the cost of purchasing put options. However, the Fund may lose the potential market appreciation of the security if the Manager's judgment is wrong and interest rates fall.

              When the Fund purchases a call option, in return for a premium paid by the Fund to the writer of the option, the Fund obtains the right to buy the security underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option, who receives the premium upon writing the option, has the obligation, upon exercise of the option, to deliver the underlying security against payment of the exercise price. The advantage is that the Fund may hedge against an increase in the price of securities which it ultimately wishes to buy. However, the premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option. The Fund will only purchase call options to the extent that premiums paid on all outstanding call options do not exceed 2% of the Fund's total assets.

              Closing transactions essentially let the Fund offset put options or call options prior to exercise or expiration. If the Fund cannot effect closing transactions, it may have to hold a security it would otherwise sell or deliver a security it might want to hold.

              The Fund may use both Exchange-traded and over-the-counter options. Certain over-the-counter options may be illiquid. The Fund will not invest more than 10% of its assets in illiquid securities.

(LTGF-IC)


FUTURES CONTRACTS
              Futures contracts are agreements for the purchase or sale for future delivery of securities. When a futures contract is sold, the Fund incurs a contractual obligation to deliver the securities underlying the contract at a specified price on a specified date during a specified future month. A purchase of a futures contract means the acquisition of a contractual right to obtain delivery to the Fund of the securities called for by the contract at a specified price during a specified future month. The Fund will not enter into futures contracts to the extent that more than 5% of the Fund's assets are required as futures contract margin deposits and will not engage in such transactions to the extent that obligations relating to such transactions exceed 20% of the Fund's assets.

              The Fund may also purchase and write options to buy or sell futures contracts. Options on futures are similar to options on securities except that options on futures give the purchaser the right, in return for the premium paid, to assume a position in a futures contract, rather than actually to purchase or sell the futures contract, at a specified exercise price at any time during the period of the option.

              The principal purpose of the purchase or sale of futures contracts for the Fund is to protect the Fund against the adverse effects of fluctuations in interest rates without actually buying or selling such securities. To the extent that interest rates move in an unexpected direction, however, the Fund may not achieve the anticipated benefits of futures contracts or options on such futures contracts or may realize a loss. To the extent that the Fund purchases an option on a futures contract and fails to exercise the option prior to the exercise date, it will suffer a loss of the premium paid. Further, the possible lack of a secondary market would prevent the Fund from closing out its option positions relating to futures.


MORTGAGE-BACKED SECURITIES

              Two principal types of mortgage-backed securities are collateralized mortgage obligations (CMOs) and real estate mortgage investment conduits (REMICs).

              CMOs and REMICs issued by private entities are not government securities and are not directly guaranteed by any government securities and are not directly guaranteed by any government agency. They are secured by the underlying collateral of the private issuer. The Fund will invest in such private-backed securities only if they are 100% collateralized at the time of issuance by securities issued or guaranteed by the U.S. government, its agencies or instrumentalities. The Fund currently invests in privately-issued CMOs and REMICs only if they are rated at the time of purchase in the two highest grades by a nationally-recognized rating agency. Certain of the CMOs in which the Fund may invest may have variable or floating interest rates and others may be stripped (securities which provide only the principal or interest feature of the underlying security).

ASSET-BACKED SECURITIES

              The Fund may invest in securities which are backed by assets such as receivables on home equity and credit card loans, receivables regarding automobile, mobile home and recreational vehicle loans, wholesale dealer floor plans and leases or other loans or financial receivables currently available or which may be developed in the future.


              Such receivables are securitized in either a pass-through or a pay-through structure. Pass-through securities provide investors with an income stream consisting of both principal and interest payments in respect of the receivables in the underlying pool. Pay-through asset-backed securities are debt obligations issued usually by a special purpose entity, which are collateralized by the various receivables and in which the payments on the underlying receivables provide the funds to pay the debt service on the debt obligations issued.


              The rate of principal payment on asset-backed securities generally depends on the rate of principal payments received on the underlying assets. Such rate of payments may be affected by economic and various other factors such as changes in interest rates or the concentration of collateral in a particular geographic area. Therefore, the

(LTGF-IC)



yield may be difficult to predict and actual yield to maturity may be more or less than the anticipated yield to maturity. Due to the shorter maturity of the collateral backing such securities, there tends to be less of a risk of substantial prepayment than with mortgage-backed securities but the risk of such a prepayment does exist. Such asset-backed securities do, however, involve certain risks not associated with mortgage-backed securities, including the risk that security interests cannot be adequately or in many cases ever established, and other risks which my be peculiar to particular classes of collateral. For example, with respect to credit card receivables, a number of state and federal consumer credit laws give debtors the right to set off certain amounts owed on the credit cards, thereby reducing the outstanding balance. In the case of automobile receivables, there is a risk that the holders may not have either a proper or first security interest in all of the obligations backing such receivables due to the large number of vehicles involved in a typical issuance and technical requirements under state laws. Therefore, recoveries on repossessed collateral may not always be available to support payments on the securities. For further discussion concerning the risks of investing in such asset-backed securities, see Part B.


REPURCHASE AGREEMENTS
              Under a repurchase agreement, the Fund acquires ownership and possession of a security, and the seller agrees to buy the security back at a specified time and higher price. If the seller is unable to repurchase the security, the Fund could experience delays and losses in liquidating the securities. To minimize this possibility, the Fund considers the creditworthiness of banks and dealers when entering into repurchase agreements.

PORTFOLIO LOAN TRANSACTIONS
              The major risk to which the Fund would be exposed on a loan transaction is the risk that the borrower would go bankrupt at a time when the value of the security goes up. Therefore, the Fund will only enter into loan arrangements after a review of all pertinent facts by the Manager, subject to overall supervision by the Board of Directors, including the creditworthiness of the borrowing broker, dealer or institution and then only if the consideration to be received from such loans would justify the risk. Creditworthiness will be monitored on an ongoing basis by the Manager.

RESTRICTED SECURITIES
              While maintaining oversight, the Board of Directors has delegated to the Manager the day-to-day functions of determining whether or not individual Rule 144A Securities are liquid for purposes of the Fund's 10% limitation on investments in illiquid assets. The Board has instructed the Manager to consider the following factors in determining the liquidity of a Rule 144A Security: (i) the frequency of trades and trading volume for the security; (ii) whether at least three dealers are willing to purchase or sell the security and the number of potential purchasers; (iii) whether at least two dealers are making a market in the security; and (iv) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer).
              If the Manager determines that a Rule 144A Security which was previously determined to be liquid is no longer liquid and, as a result, the Fund's holdings of illiquid securities exceed the Fund's 10% limit on investment in such securities, the Manager will determine what action to take to ensure that the Fund continues to adhere to such limitation.


                                 *     *     *



              Part B provides more information on each Fund's investment restrictions and policies.

(LTGF-IC)



        For more information call Delaware Group at 800-828-5052.


INVESTMENT MANAGER
Delaware Management Company, Inc. One Commerce Square
Philadelphia, PA  19103

NATIONAL DISTRIBUTOR
Delaware Distributors, L.P.
1818 Market Street
Philadelphia, PA  19103


SHAREHOLDER SERVICING,
DIVIDEND DISBURSING,
ACCOUNTING SERVICES
AND TRANSFER AGENT
Delaware Service Company, Inc.
1818 Market Street
Philadelphia, PA  19103


LEGAL COUNSEL
Stradley, Ronon, Stevens & Young, LLP
One Commerce Square
Philadelphia, PA  19103

INDEPENDENT AUDITORS
Ernst & Young LLP
Two Commerce Square
Philadelphia, PA  19103


CUSTODIAN
Bankers Trust Company
One Bankers Trust Plaza
New York, NY  10006

-------------------------------------------------------
LIMITED-TERM GOVERNMENT
FUND INSTITUTIONAL
-------------------------------------------------------


P R O S P E C T U S

-------------------------------------------------------


FEBRUARY 28, 1997





                                        DELAWARE
                                        GROUP
                                        --------------

(GMF-AC)



U.S. GOVERNMENT MONEY FUND
A CLASS                                                              PROSPECTUS

CONSULTANT CLASS                                              FEBRUARY 28, 1997


              --------------------------------------------------

                   1818 MARKET STREET, PHILADELPHIA, PA 19103

            FOR PROSPECTUS AND PERFORMANCE:  NATIONWIDE 800-523-4640

           INFORMATION ON EXISTING ACCOUNTS:  NATIONWIDE 800-523-1918


         This Prospectus describes the U.S. Government Money Fund A Class ("Class A Shares") and the U.S. Government Money Fund Consultant Class ("Consultant Class Shares") (individually, a "Class" and collectively, the "Classes") of shares of the U.S. Government Money Series (the "Fund") of Delaware Group Limited-Term Government Funds, Inc. ("Limited-Term Funds, Inc."). The Fund is a professionally-managed mutual fund seeking maximum current income while preserving principal and maintaining liquidity. The Fund intends to achieve its objective by investing its assets only in short-term securities issued or guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities, and repurchase agreements secured by the same.



         The Fund is a money market fund. There are no front-end or contingent deferred sales charges for either Class. Class A Shares are not subject to 12b-1 distribution expenses. Consultant Class Shares are offered for sale through broker/dealers, financial institutions and other entities that have a dealer agreement with the Fund's Distributor or a service agreement with the Fund's Distributor or a service agreement with the Fund. Though Consultant Class Shares are subject to a 12b-1 distribution plan, at the present time 12b-1 distribution fees are not being charged to the Fund nor paid to financial professionals. WHILE THE FUND WILL MAKE EVERY EFFORT TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE, THERE IS NO ASSURANCE THAT THE FUND WILL BE ABLE TO DO SO. THE FUND INVESTS PRIMARILY IN SECURITIES THAT ARE ISSUED OR GUARANTEED AS TO THE PROMPT PAYMENT OF PRINCIPAL AND INTEREST BY THE U.S. GOVERNMENT, ITS AGENCIES AND INSTRUMENTALITIES. THE SHARES OF THE FUND, HOWEVER, ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT.


         This Prospectus relates only to the Classes and sets forth information that you should read and consider before you invest. Please retain it for future reference. The Fund's Statement of Additional Information ("Part B" of Limited-Term Funds, Inc.'s registration statement), dated February 28, 1997, as it may be amended from time to time, contains additional information about the Fund and has been filed with the Securities and Exchange Commission. Part B is incorporated by reference into this Prospectus and is available, without charge, by writing to Delaware Distributors, L.P. at the above address or by calling the above numbers. The Fund's financial statements appear in its Annual Report, which will accompany any response to requests for Part B.


         Delaware Group Limited-Term Government Funds, Inc. also offers the Limited-Term Government Fund series, a prospectus for which may be obtained by calling the number listed above.

(GMF-AC)



TABLE OF CONTENTS

COVER PAGE                                          RETIREMENT PLANNING
SYNOPSIS                                            BUYING SHARES
SUMMARY OF EXPENSES                                 REDEMPTION AND EXCHANGE
FINANCIAL HIGHLIGHTS                                DIVIDENDS AND DISTRIBUTIONS
INVESTMENT OBJECTIVE AND POLICIES                   TAXES
         SUITABILITY                                NET ASSET VALUE PER SHARE
         INVESTMENT STRATEGY                        MANAGEMENT OF THE FUND
THE DELAWARE DIFFERENCE
         PLANS AND SERVICES



THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

BE SURE TO CONSULT YOUR FINANCIAL ADVISER WHEN MAKING INVESTMENTS. MUTUAL FUNDS CAN BE A VALUABLE PART OF YOUR FINANCIAL PLAN; HOWEVER, SHARES OF THE FUND ARE NOT FDIC OR NCUSIF INSURED, ARE NOT GUARANTEED BY ANY BANK OR ANY CREDIT UNION, ARE NOT OBLIGATIONS OF ANY BANK OR ANY CREDIT UNION, AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. SHARES OF THE FUND ARE NOT BANK OR CREDIT UNION DEPOSITS.

(GMF-AC)


SYNOPSIS


INVESTMENT OBJECTIVE
         The investment objective of the Fund is to seek maximum current income while preserving principal and maintaining liquidity. The Fund intends to achieve its objective by investing its assets only in short-term securities issued or guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities, and repurchase agreements secured by the same.


         For further details, see Investment Objective and Policies.


INVESTMENT MANAGER, DISTRIBUTOR AND SERVICE AGENT
         Delaware Management Company, Inc. (the "Manager") furnishes investment management services to the Fund, subject to the supervision and direction of Limited-Term Funds, Inc.'s Board of Directors. The Manager also provides investment management services to certain of the other funds in the Delaware Group. Delaware Distributors, L.P. (the "Distributor") is the national distributor for the Fund and for all of the other mutual funds in the Delaware Group. Delaware Service Company, Inc. (the "Transfer Agent") is the shareholder servicing, dividend disbursing, accounting services and transfer agent for the Fund and for all of the other mutual funds in the Delaware Group.


         See Summary of Expenses and Management of the Fund for further information regarding the Manager and the fees payable under the Fund's Investment Management Agreement.


PURCHASE PRICE
         The Class A Shares offered by this Prospectus are available at net asset value, without a sales charge, and are not subject to distribution fees under a Rule 12b-1 distribution plan.



         The Consultant Class Shares offered by this Prospectus are available at net asset value, without a sales charge, but are subject to distribution fees under a Rule 12b-1 distribution plan, although no fees are being charged under the Plan at this time.


         See Buying Shares; and Distribution (12b-1) and Service under Management of the Fund.

MINIMUM INVESTMENT

         The minimum initial investment for each Class generally is $1,000. Subsequent investments generally must be at least $100. The minimum and maximum purchase amounts for retirement plans may vary.

         See Buying Shares.


REDEMPTION AND EXCHANGE
         Shares of the Fund are redeemed or exchanged at the net asset value calculated after receipt of the redemption or exchange request.



         See Redemption and Exchange.

(GMF-AC)


OPEN-END INVESTMENT COMPANY


         Limited-Term Funds, Inc., which was organized as a Pennsylvania business trust in 1981 and reorganized as a Maryland corporation in 1990, is an open-end management investment company. The Fund's portfolio of assets is diversified as defined by the Investment Company Act of 1940 (the "1940 Act") and Rule 2a-7 under the 1940 Act.


         See Shares under Management of the Fund.

(GMF-AC)


SUMMARY OF EXPENSES


                                                                    U.S. GOVERNMENT             U.S. GOVERNMENT
                                                                       MONEY FUND                  MONEY FUND
                        SHAREHOLDER TRANSACTION EXPENSES              A CLASS                    CONSULTANT CLASS
------------------------------------------------------------------------------------------------------------------
        Maximum Sales Charge Imposed on Purchases
        (as a percentage of offering price) . . . . . . . . . . .          None                      None

        Maximum Sales Charge Imposed on Reinvested
        Dividends
        (as a percentage of offering price) . . . . . . . . . . .          None                      None

        Redemption Fees . . . . . . . . . . . . . . . . . . . . .          None*                     None*

        Exchange Fees . . . . . . . . . . . . . . . . . . . . . .          None**                    None**




                                                                        U.S. GOVERNMENT          U.S. GOVERNMENT
                             ANNUAL OPERATING EXPENSES                    MONEY FUND               MONEY FUND
                 (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)             A CLASS               CONSULTANT CLASS
         --------------------------------------------------------------------------------------------------------
        Management Fees (after voluntary waiver)  . . . . . . . .          0.00%***                  0.00%***
        12b-1 Fees  . . . . . . . . . . . . . . . . . . . . . . .          None                      None****
        Other Operating Expenses  (after reimbursements)  . . . .          0.70%                     0.70%
                                                                           -----                     -----

             Total Operating Expenses
                  (after voluntary waiver and reimbursements) . .          0.70%***                  0.70%***
                                                                           =====                     =====



*CoreStates Bank, N.A. currently charges $7.50 per redemption for redemptions payable by wire.

**Exchanges are subject to the requirements of each fund and a sales charge may apply.


***Beginning January 26, 1996, the Manager elected voluntarily to waive that portion, if any, of the annual management fees payable by the Fund and to reimburse the Fund's expenses to the extent necessary to ensure that the Total Operating Expenses (after voluntary waiver and reimbursements) of the Fund do not exceed 0.70% (exclusive of taxes, interest, brokerage commissions, extraordinary expenses and, in the case of the Consultant Class Shares, 12b-1 fees) through July 31, 1997. Information in the above tables has been adjusted to reflect the waivers. Total Operating Expenses for each Class for the fiscal year ended December 31, 1996 were 1.22%, reflecting Management Fees of 0.49%. The Total Operating Expenses for each Class will be lower to the amounts noted in the charts as a result of the voluntary waiver.



****Consultant Class Shares are subject to a Rule 12b-1 distribution plan; however, the Board of Directors of the Fund suspended 12b-1 plan payments from the Class effective June 1, 1990. See Distribution (12b-1) and Service under Management of the Fund.



        Unless waived, investors utilizing the Delaware Group Asset Planner asset allocation service will incur an annual maintenance fee of $35 per Strategy. Investors who utilize the Asset Planner for an Individual Retirement Account ("IRA") will pay an annual IRA fee of $15 per Social Security number. See How to Buy Shares--Delaware Group Asset Planner.

(GMF-AC)



        The following example illustrates the expenses that an investor would pay on a $1,000 investment over various time periods assuming (1) a 5% annual rate of return and (2) redemption at the end of each time period. As noted in the table above, the Fund charges no redemption fees. The following example assumes the voluntary waiver of the management fee by the Manager.



U.S. GOVERNMENT                                        1 YEAR       3 YEARS       5 YEARS       10 YEARS
                                                       ------       -------       -------       --------
MONEY FUND A CLASS                                       $7           $22           $39           $87

U.S. GOVERNMENT MONEY FUND                             1 YEAR       3 YEARS       5 YEARS       10 YEARS
                                                       ------       -------       -------       --------
CONSULTANT CLASS                                         $7           $22           $39           $87



THE PURPOSE OF THE ABOVE TABLES IS TO ASSIST THE INVESTOR IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT AN INVESTOR IN EACH CLASS WILL BEAR DIRECTLY OR INDIRECTLY.


THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR PERFORMANCE. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

(GMF-AC)



--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

The following financial highlights are derived from the financial statements of Delaware Group Limited-Term Government Funds, Inc. - U.S. Government Money Series and have been audited by Ernst & Young LLP, independent auditors. The data should be read in conjunction with the financial statements, related notes, and the report of Ernst & Young LLP covering such financial information and highlights, all of which are incorporated by reference into Part B.
Further information about the Fund's performance is contained in its Annual Report to shareholders. A copy of the Fund's Annual Report (including the report of Ernst & Young LLP) may be obtained from Limited-Term Funds, Inc. upon request at no charge.
--------------------------------------------------------------------------------

GMF-CHT


                                                                             U.S. GOVERNMENT MONEY FUND A CLASS
                                                            ----------------------------------------------------------------
                                                                                       YEAR ENDED
                                                                  12/31/96   12/31/95   12/31/94    12/31/93    12/31/92

Net Asset Value, Beginning of Period(1) . . . . . . . . . . . .   $1.0000    $1.0000    $1.0000     $1.0000     $1.0000

INCOME FROM INVESTMENT OPERATIONS
---------------------------------
Net Investment Income . . . . . . . . . . . . . . . . . . . . .    0.0466     0.0448     0.0289      0.0200      0.0308
Net Gains or Losses on Securities
         (both realized and unrealized) . . . . . . . . . . . .     none       none       none        none        none
                                                                    ----       ----       ----        ----        ----
     Total From Investment Operations   . . . . . . . . . . . .    0.0466     0.0448     0.0289      0.0200      0.0308
                                                                   ------     ------     ------      ------      ------

LESS DISTRIBUTIONS
------------------
Dividends (from net investment income)  . . . . . . . . . . . .   (0.0466)   (0.0448)   (0.0289)    (0.0200)    (0.0308)
Distributions (from capital gains)  . . . . . . . . . . . . . .     none       none       none        none        none
Returns of Capital    . . . . . . . . . . . . . . . . . . . . .     none       none       none        none        none
                                                                    ----       ----       ----        ----        ----
     Total Distributions  . . . . . . . . . . . . . . . . . . .   (0.0466)   (0.0448)   (0.0289)    (0.0200)    (0.0308)
                                                                  --------   --------   --------    --------    --------

Net Asset Value, End of Period  . . . . . . . . . . . . . . . .   $1.0000    $1.0000    $1.0000     $1.0000     $1.0000
                                                                  =======    =======    =======     =======     =======


----------------------------------------------------------------

TOTAL RETURN          . . . . . . . . . . . . . . . . . . . . .     4.76%(2)   4.57%      2.93%       2.01%       3.13%
------------

--------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
------------------------
Net Assets, End of Period (000's omitted) . . . . . . . . . . .   $15,082    $13,787    $17,119     $20,919     $41,049
Ratio of Expenses to Average Daily Net Assets . . . . . . . . .    0.74%(3)    1.39%      1.26%       1.04%       0.91%
Ratio of Net Investment Income to Average Daily Net Assets  . .    4.66%(4)    4.45%      2.91%       2.06%       3.11%

                                                                                   U.S. GOVERNMENT MONEY FUND A CLASS
                                                         ---------------------------------------------------------------------------
                                                                                               YEAR ENDED
                                                                      12/31/91   12/31/90     12/28/89    12/29/88   12/31/87

Net Asset Value, Beginning of Period(1) . . . . . . . . . . . .       $1.0000     $1.0000      $1.0000     $1.0000    $1.0000

INCOME FROM INVESTMENT OPERATIONS
---------------------------------
Net Investment Income . . . . . . . . . . . . . . . . . . . . .        0.0519      0.0711       0.0768      0.0608     0.0525
Net Gains or Losses on Securities
         (both realized and unrealized) . . . . . . . . . . . .         none        none         none        none       none
                                                                        ----        ----         ----        ----       ----
     Total From Investment Operations   . . . . . . . . . . . .        0.0519      0.0711       0.0768      0.0608     0.0525
                                                                       ------      ------       ------      ------     ------

LESS DISTRIBUTIONS
------------------
Dividends (from net investment income)  . . . . . . . . . . . .       (0.0519)    (0.0711)     (0.0768)    (0.0608)   (0.0525)
Distributions (from capital gains)  . . . . . . . . . . . . . .         none        none         none        none       none
Returns of Capital    . . . . . . . . . . . . . . . . . . . . .         none        none         none        none       none
                                                                        ----        ----         ----        ----       ----
     Total Distributions  . . . . . . . . . . . . . . . . . . .       (0.0519)    (0.0711)     (0.0768)    (0.0608)   (0.0525)
                                                                      --------    --------     --------    --------   --------

Net Asset Value, End of Period  . . . . . . . . . . . . . . . .       $1.0000     $1.0000      $1.0000     $1.0000    $1.0000
                                                                      =======     =======      =======     =======    =======


----------------------------------------------------------------

TOTAL RETURN          . . . . . . . . . . . . . . . . . . . . .         5.32%       7.35%        7.96%       6.26%      5.38%
------------

--------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
------------------------
Net Assets, End of Period (000's omitted) . . . . . . . . . . .       $45,933     $49,907      $34,572     $35,013    $34,292
Ratio of Expenses to Average Daily Net Assets . . . . . . . . .         0.85%       0.82%        1.21%       1.20%      1.21%
Ratio of Net Investment Income to Average Daily Net Assets  . .         5.23%       7.11%        7.69%       6.11%      5.25%


--------------------
(1) Effective January 1, 1991, Limited-Term Funds, Inc. will attempt to maintain a constant net asset value of $1.00 per share. Limited-Term Funds, Inc. accomplished this change by effecting a ten-to-one stock split for shareholders of record on that date. All figures prior to January 1, 1991 have been restated to reflect this stock split.

(2) Total return reflects the voluntary expense waiver noted under Summary of Expenses.



(3) Ratio of expenses to average net assets prior to expense limitation was 1.22% for the fiscal year ended December 31, 1996.



(4) Ratio of net investment income to average net assets prior to expense limitation was 4.18% for the fiscal year ended December 31, 1996.


GMF-CHT

GMF-CHT


                                                                         U.S. GOVERNMENT MONEY FUND CONSULTANT CLASS
                                                             ----------------------------------------------------------------
                                                                                          YEAR ENDED
                                                                 12/31/96   12/31/95   12/31/94    12/31/93    12/31/92
Net Asset Value, Beginning of Period(2) . . . . . . . . . . . .   $1.0000    $1.0000    $1.0000     $1.0000     $1.0000

INCOME FROM INVESTMENT OPERATIONS
---------------------------------
Net Investment Income . . . . . . . . . . . . . . . . . . . . .    0.0466     0.0448     0.0289      0.0200      0.0308
Net Gains or Losses on Securities
         (both realized and unrealized) . . . . . . . . . . . .     none       none       none        none        none
                                                                    ----       ----       ----        ----        ----
     Total From Investment Operations   . . . . . . . . . . . .    0.0466     0.0448     0.0289      0.0200      0.0308
                                                                   ------     ------     ------      ------      ------

LESS DISTRIBUTIONS
------------------
Dividends (from net investment income)  . . . . . . . . . . . .   (0.0466)   (0.0448)   (0.0289)    (0.0200)    (0.0308)
Distributions (from capital gains)  . . . . . . . . . . . . . .     none       none       none        none        none
Returns of Capital    . . . . . . . . . . . . . . . . . . . . .     none       none       none        none        none
                                                                    ----       ----       ----        ----        ----
     Total Distributions  . . . . . . . . . . . . . . . . . . .   (0.0466)   (0.0448)   (0.0289)    (0.0200)    (0.0308)
                                                                  --------   --------   --------    --------    --------

Net Asset Value, End of Period  . . . . . . . . . . . . . . . .   $1.0000    $1.0000    $1.0000     $1.0000     $1.0000
                                                                  =======    =======    =======     =======     =======


----------------------------------------------------------------

TOTAL RETURN          . . . . . . . . . . . . . . . . . . . . .     4.76%(3)   4.57%      2.93%       2.01%       3.13%
------------

--------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
------------------------

Net Assets, End of Period (000's omitted) . . . . . . . . . . .      $431      $329      $1,077       $555        $747
Ratio of Expenses to Average Daily Net Assets . . . . . . . . .    0.74%(4)   1.39%      1.26%       1.04%       0.91%
Ratio of Net Investment Income to Average Daily Net Assets  . .    4.66%(5)   4.45%      2.91%       2.06%       3.11%

                                                                            U.S. GOVERNMENT MONEY FUND CONSULTANT CLASS
                                                               ----------------------------------------------------------------
                                                                                                            PERIOD
                                                                                                           3/29/88(1)
                                                                                                            THROUGH
                                                                      12/31/91    12/31/90     12/28/89    12/29/88
Net Asset Value, Beginning of Period(2) . . . . . . . . . . . .       $1.0000     $1.0000      $1.0000     $1.0000

INCOME FROM INVESTMENT OPERATIONS
---------------------------------
Net Investment Income . . . . . . . . . . . . . . . . . . . . .        0.0519      0.0700       0.0744      0.0458
Net Gains or Losses on Securities
         (both realized and unrealized) . . . . . . . . . . . .         none        none         none        none
                                                                        ----        ----         ----        ----
     Total From Investment Operations   . . . . . . . . . . . .        0.0519      0.0700       0.0744      0.0458
                                                                       ------      ------       ------      ------

LESS DISTRIBUTIONS
------------------
Dividends (from net investment income)  . . . . . . . . . . . .       (0.0519)    (0.0700)     (0.0744)    (0.0458)
Distributions (from capital gains)  . . . . . . . . . . . . . .         none        none         none        none
Returns of Capital    . . . . . . . . . . . . . . . . . . . . .         none        none         none        none
                                                                        ----        ----         ----        ----
     Total Distributions  . . . . . . . . . . . . . . . . . . .       (0.0519)    (0.0700)     (0.0744)    (0.0458)
                                                                      --------    --------     --------    --------

Net Asset Value, End of Period  . . . . . . . . . . . . . . . .       $1.0000     $1.0000      $1.0000     $1.0000
                                                                      =======     =======      =======     =======


----------------------------------------------------------------

TOTAL RETURN          . . . . . . . . . . . . . . . . . . . . .         5.32%       7.23%        7.69%       6.20%
------------

--------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
------------------------

Net Assets, End of Period (000's omitted) . . . . . . . . . . .        $1,399      $1,604       $1,638        $483
Ratio of Expenses to Average Daily Net Assets . . . . . . . . .         0.85%       0.94%        1.46%       1.45%
Ratio of Net Investment Income to Average Daily Net Assets  . .         5.23%       6.99%        7.44%       6.44%



------------------------------
(1) March 29, 1988 was the date of the Class' initial public sale; ratios and total return for this period have been annualized.
(2) Effective January 1, 1991, Limited-Term Funds, Inc. will attempt to maintain a constant net asset value of $1.00 per share. Limited-Term Funds, Inc. accomplished this change by effecting a ten-to-one stock split for shareholders of record on that date. All figures prior to January 1, 1991 have been restated to reflect this stock split.

(3) Total return reflects the voluntary expense waiver noted under Summary of Expenses.



(4) Ratio of expenses to average net assets prior to expense limitation was 1.22% for the fiscal year ended December 31, 1996.



(5) Ratio of net investment income to average net assets prior to expense limitation was 4.18% for the fiscal year ended December 31, 1996.

(GMF-AC)


INVESTMENT OBJECTIVE AND POLICIES

          As a money market fund, the Fund's objective is to provide maximum current income, while preserving principal and maintaining liquidity. The Fund seeks to do this by investing only in short-term securities issued or guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities, and repurchase agreements secured by such permitted investments. All securities purchased by the Fund mature within 13 months from the date of purchase, although repurchase agreements may be collateralized by securities maturing in more than 13 months.

          The Fund attempts to manage the portfolio to maintain a constant net asset value of $1.00 per share. While the Fund will make every effort to maintain a fixed net asset value of $1.00 per share, there can be no assurance that this objective will be achieved.

SUITABILITY
          The Fund is suitable for investors who seek high yields along with easy access to their money and stable principal value. Ownership of Fund shares also reduces the bookkeeping and administrative inconveniences of directly purchasing money market securities.


          Consultant Class Shares of the Fund are available through brokers, financial planners, financial institutions and other entities to investors who desire the investment and administrative services provided by such financial professionals.


INVESTMENT STRATEGY
          The Fund invests principally in short-term U.S. government securities in order to achieve its objective. While there is no assurance this objective can be achieved, the Fund must follow certain policies that can only be changed by shareholder approval.

QUALITY RESTRICTIONS
          The Fund limits its investments to those which the Board of Directors has determined present minimal credit risks and are of high quality and which are otherwise in accordance with the maturity, quality and diversification conditions with which taxable money market funds must comply.

          The Fund's investments include direct obligations issued by the U.S. Treasury which include bills, notes and bonds which differ from each other principally in interest rates, maturities and dates of issuance. These issues, plus some federal agency obligations, are guaranteed by the full faith and credit of the U.S. government. Examples include Federal Housing Administration, Farmers Home Administration, Government National Mortgage Association and Export-Import Bank of the United States. Other federal agency obligations only have the guarantee of the agency. Examples include Federal Home Loan Banks, Federal Land Banks, Federal Home Loan Mortgage Corporation, The Tennessee Valley Authority and the International Bank for Reconstruction and Development. Although obligations of agencies and instrumentalities are not direct obligations of the U.S. Treasury, payment of the interest and principal on such obligations is generally backed directly or indirectly by the U.S. government. This support can range from the backing of the full faith and credit of the United States, to U.S. Treasury guarantees, or to the backing solely of the issuing agency or instrumentality itself.

(GMF-AC)


MATURITY RESTRICTIONS
          The Fund maintains an average maturity of not more than 90 days. Also, it does not purchase any instruments with an effective remaining maturity of more than 13 months.

INVESTMENT STRATEGY
          The Fund intends to hold its investments until maturity, but may sell them prior to maturity for a number of reasons. These reasons include: to shorten or lengthen the average maturity, to increase the yield, to maintain the quality of the portfolio or to maintain a stable share value.

          The Fund may invest up to 10% of its assets, together with any other illiquid investments, in fully-insured deposits maturing in 60 days or less from members of the FDIC.

          The Fund may also use repurchase agreements which are at least 100% collateralized by securities in which the Fund can invest directly. Repurchase agreements help the Fund to invest cash on a short-term basis. Under a repurchase agreement, the Fund acquires ownership and possession of a security, and the seller agrees to buy the security back at a specified time and higher price. If the seller is unable to repurchase the security, the Fund could experience delays and losses in liquidating the securities. To minimize this possibility, the Fund considers the creditworthiness of banks and dealers when entering into repurchase agreements.

          The Fund may borrow money as a temporary measure for extraordinary purposes or to facilitate redemptions, but it does not presently intend to do so.

RULE 144A SECURITIES
          The Fund may invest in restricted securities, including securities eligible for resale without registration pursuant to Rule 144A ("Rule 144A Securities") under the Securities Act of 1933. Rule 144A permits many privately placed and legally restricted securities to be freely traded among certain institutional buyers such as the Fund. The Fund may invest no more than 10% of the value of its net assets in illiquid securities.

          While maintaining oversight, the Board of Directors has delegated to the Manager the day-to-day function of determining whether or not individual Rule 144A Securities are liquid for purposes of the Fund's 10% limitation on investments in illiquid assets. The Board has instructed the Manager to consider the following factors in determining the liquidity of a Rule 144A
Security:  (i) the frequency of trades and trading volume for the security;
(ii) whether at least three dealers are willing to purchase or sell the security and the number of potential purchasers; (iii) whether at least two dealers are making a market in the security; and (iv) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer).

          If the Manager determines that a Rule 144A Security which was previously determined to be liquid is no longer liquid and, as a result, the Fund's holdings of illiquid securities exceed the Fund's 10% limit on investments in such securities, the Manager will determine what action to take to ensure that the Fund continues to adhere to such limitation.

          Part B provides more information on the Fund's investment policies and restrictions.

(GMF-AC)


THE DELAWARE DIFFERENCE

PLANS AND SERVICES
          The Delaware Difference is our commitment to provide you with superior information and quality service on your investments in the Delaware Group of funds.

SHAREHOLDER PHONE DIRECTORY

INVESTOR INFORMATION CENTER
     800-523-4640
          FUND INFORMATION; LITERATURE;
          PRICE, YIELD AND PERFORMANCE FIGURES


SHAREHOLDER SERVICE CENTER
    800-523-1918
         INFORMATION ON EXISTING REGULAR
         INVESTMENT ACCOUNTS AND RETIREMENT
         PLAN ACCOUNTS; WIRE INVESTMENTS;
         WIRE LIQUIDATIONS; TELEPHONE
         LIQUIDATIONS AND TELEPHONE EXCHANGES


DELAPHONE
          800-362-FUND
          (800-362-3863)


PERFORMANCE INFORMATION
          You can call the Investor Information Center at any time for current yield information. Yield information is updated each weekday and is based on the annualized yield over the past seven-day or longer period.


SHAREHOLDER SERVICES
          During business hours, you can call the Delaware Group's Shareholder Service Center. The representatives can answer any of your questions about your account, the Fund, the various service features and other funds in the Delaware Group.

DELAPHONE SERVICE
          Delaphone is an account inquiry service for investors with Touch-Tone(R) phone service. It enables you to get information on your account faster than the mailed statements and confirmations. Delaphone also provides current performance information on the Fund, as well as other funds in the Delaware Group. Delaphone is available seven days a week, 24 hours a day.

STATEMENTS AND CONFIRMATIONS

          You will receive quarterly statements of your account summarizing all transactions during the period. Accounts in which there has been activity, other than a reinvestment of dividends, will receive a monthly statement confirming each transaction. You should examine statements and confirmations immediately and promptly report any discrepancy by calling the Shareholder Service Center.

(GMF-AC)


DUPLICATE CONFIRMATIONS
          If your financial adviser or investment dealer is noted on your investment application, we will send a duplicate confirmation to him or her. This makes it easier for your adviser to help you manage your investments.

TAX INFORMATION

          Each year, Limited-Term Funds, Inc. will mail to you information on the tax status of your dividends and distributions.



DIVIDEND PAYMENTS


          Dividends, capital gains and other distributions are automatically reinvested in your account, unless you elect to receive them in cash. You may also elect to have the dividends earned in one fund automatically invested in another Delaware Group fund with a different investment objective, subject to certain exceptions and limitations.


          For more information, see Additional Methods of Adding to Your Investment - Dividend Reinvestment Plan under Buying Shares or call the Shareholder Service Center.



MONEYLINE DIRECT DEPOSIT SERVICE
          If you elect to have your dividends and distributions paid in cash and such dividends and distributions are in an amount of $25 or more, you may choose the MoneyLine Direct Deposit Service and have such payments transferred from your Fund account to your predesignated bank account. See Dividends and Distributions. In addition, you may elect to have your Systematic Withdrawal Plan payments transferred from your Fund account to your predesignated bank account through this service. See Systematic Withdrawal Plans under Redemption and Exchange. Your funds will normally be credited to your bank account two business days after the payment date. There are no fees for this service. You can initiate the MoneyLine Direct Deposit Service by completing an Authorization Agreement. If the name and address on your designated bank account are not identical to the name and address on your Fund account, you must have your signature guaranteed. This service is not available for certain retirement plans.


EXCHANGE PRIVILEGE

          The Exchange Privilege permits you to exchange all or part of your shares into shares of the other funds in the Delaware Group, subject to the eligibility and minimum purchase requirements set forth in each fund's prospectus, including any applicable front-end sales charge. For additional information on exchanges, see Investing by Exchange under Buying Shares and Redemption and Exchange.


WEALTH BUILDER OPTION

          You may elect to invest in the Fund through regular liquidations of shares in your accounts in other funds in the Delaware Group. Investments under this feature are exchanges and are therefore subject to the same conditions and limitations as other exchanges of Fund shares. See Additional Methods of Adding to Your Investment - Wealth Builder Option and Investing by Exchange under Buying Shares, and Redemption and Exchange.


DELAWARE GROUP ASSET PLANNER

     Delaware Group Asset Planner is an asset allocation service that gives you, when working with a professional financial adviser, the ability to more easily design and maintain investments in a diversified selection of Delaware Group mutual funds. The Asset Planner service offers a choice of four predesigned allocation strategies (each with a different risk/reward profile) made up of separate investments in predetermined percentages of Delaware Group funds. With the guidance of a financial adviser, you may also tailor an allocation strategy that meets your personal needs and goals. See Buying Shares.

(GMF-AC)


FINANCIAL INFORMATION ABOUT THE FUND
          Each fiscal year, you will receive an audited annual report and an unaudited semi-annual report. These reports provide detailed information about the Fund's investments and performance. Limited-Term Funds, Inc.'s fiscal year ends on December 31.

THE DELAWARE DIGEST
          You will receive Delaware Group's newsletters covering topics of interest about your investment alternatives and services.

(GMF-AC)


RETIREMENT PLANNING


          An investment in the Fund may be suitable for tax-deferred retirement plans.



          Retirement plans may be subject to plan establishment fees, annual maintenance fees and/or other administrative or trustee fees. Fees are based upon the number of participants in the plan as well as the services selected. Additional information about fees is included in retirement plan materials. Fees are quoted upon request.


          Certain shareholder investment services available to non-retirement plan shareholders may not be available to retirement plan shareholders. For additional information on any of the plans and Delaware's retirement services, call the Shareholder Service Center or see Part B.

INDIVIDUAL RETIREMENT ACCOUNT ("IRA")

          Individuals, even if they participate in an employer-sponsored retirement plan, may establish their own retirement program. Contributions to an IRA may be tax-deductible and earnings are tax-deferred. The tax deductibility of IRA contributions is restricted, and in some cases eliminated, for individuals who participate in certain employer-sponsored retirement plans and whose annual income exceeds certain limits. Existing IRAs and future contributions up to the IRA maximums, whether deductible or not, still earn on a tax-deferred basis.


SIMPLIFIED EMPLOYEE PENSION PLAN ("SEP/IRA")
          A SEP/IRA may be established by an employer who wishes to sponsor a tax-sheltered retirement program by making contributions on behalf of all eligible employees.

SALARY REDUCTION SIMPLIFIED EMPLOYEE PENSION PLAN ("SAR/SEP")

          New SAR/SEP plans may not be established after December 31, 1996. Employers must have no more than 25 employees to maintain an existing SEP/IRA that permits salary deferral contributions. An employer may also elect to make additional contributions to this plan.


403(b)(7) DEFERRED COMPENSATION PLAN
          Permits employees of public school systems or of certain types of non-profit organizations to enter into a deferred compensation arrangement for the purchase of Class shares.

457 DEFERRED COMPENSATION PLAN
          Permits employees of state and local governments and certain other entities to enter into a deferred compensation arrangement for the purchase of Class shares.

PROTOTYPE PROFIT SHARING OR MONEY PURCHASE PENSION PLAN
          Offers self-employed individuals, partnerships and corporations a tax-qualified plan which provides for the investment of contributions in Class shares.

PROTOTYPE 401(k) DEFINED CONTRIBUTION PLAN
          Permits employers to establish a tax-qualified plan based on salary deferral contributions. An employer may elect to make profit sharing contributions and/or matching contributions into the plan.

(GMF-AC)


BUYING SHARES


          Shares of the Fund may be purchased through brokers, financial institutions and other entities that have a dealer agreement with the Fund's Distributor or a service agreement with the Fund's Distributor or a service agreement with the Fund. Investors who do not wish to receive the additional services that are typically offered by such financial professionals may also purchase Class A Shares directly by contacting the Fund or the Distributor.



PURCHASE AMOUNTS
          Generally, the minimum initial investment for each Class is $1,000. Subsequent investments must generally be at least $100. For purchases under a Uniform Gifts to Minors Act or Uniform Transfers to Minors Act or through an Automatic Investment Plan, there is a minimum initial purchase of $250 and a minimum subsequent purchase of $25. All purchases for each Class are at net asset value. There is no sales charge.


          Minimum purchase requirements do not apply to retirement plans other than IRAs for which there is a minimum initial purchase of $250, and a minimum subsequent purchase of $25, regardless of which Class is selected.

          THE FUND MAKES IT EASY TO INVEST BY MAIL, BY WIRE, BY EXCHANGE AND BY ARRANGEMENT WITH YOUR INVESTMENT DEALER.

INVESTING THROUGH YOUR INVESTMENT DEALER

          You can make a purchase of shares of the Fund through most investment dealers who, as part of the service they provide, must transmit orders promptly. They may charge for this service. If you want a dealer but do not have one, the Delaware Group can refer you to one.


INVESTING BY MAIL
1. Initial Purchases--An Investment Application or, in the case of a retirement plan account, an appropriate retirement plan application, must be completed, signed and sent with a check, payable to U.S. Government Money Fund A Class or U.S. Government Money Fund Consultant Class at P.O. Box 7977, Philadelphia, PA 19101.


2. Subsequent Purchases--Additional purchases may be made at any time by mailing a check payable to U.S. Government Money Fund A Class or U.S. Government Money Fund Consultant Class. Your check should be identified with your name(s) and account number. An investment slip (similar to a deposit slip) is provided at the bottom of dividend statements that you will receive from Limited-Term Funds, Inc. Use of this investment slip can help expedite processing of your check when making additional purchases. Your investment may be delayed if you send additional purchases by certified mail.


INVESTING BY WIRE

          You may purchase shares by requesting your bank to transmit funds by wire to CoreStates Bank, N.A., ABA #031000011, account number 1412893401 (include your name(s) and your account number for the Class in which you are investing).



1. Initial Purchases--Before you invest, telephone the Shareholder Service Center to get an account number. If you do not call first, processing your investment may be delayed. In addition, you must promptly send your Investment Application or, in the case of a retirement plan account, an appropriate retirement plan application to U.S. Government Money Fund A Class or U.S. Government Money Fund Consultant Class, at P.O. Box 7977, Philadelphia, PA 19101.

(GMF-AC)


2. Subsequent Purchases--You may make additional investments anytime by wiring funds to CoreStates Bank, N.A., as described above. You should advise the Shareholder Service Center by telephone of each wire you send.
          If you want to wire investments to a retirement plan account, call the Shareholder Service Center for special wiring instructions.




INVESTING BY EXCHANGE

          If you have an investment in another mutual fund in the Delaware Group, you may write and authorize an exchange of part or all of your investment into shares of the Fund. Shares of the Class B Funds or Class C Funds may not be exchanged into either Class of the Fund. If you wish to open an account by exchange, call the Shareholder Service Center for more information. All exchanges are subject to the eligibility and minimum purchase
requirements set forth in each fund's prospectus.    See Redemption and
Exchange for more complete information concerning your exchange privilege.


ADDITIONAL METHODS OF ADDING TO YOUR INVESTMENT
          Call the Shareholder Service Center for more information if you wish to use the following services:

1.        Automatic Investing Plan
          THE AUTOMATIC INVESTING PLAN ENABLES YOU TO MAKE REGULAR MONTHLY INVESTMENTS WITHOUT WRITING OR MAILING CHECKS. You may authorize Limited-Term Funds, Inc. to transfer a designated amount monthly from your checking account to your Fund account. Many shareholders use this as an automatic savings plan for IRAs and other purposes. Shareholders should allow a reasonable amount of time for initial purchases and changes to these plans to become effective.

          This option is not available to participants in the following plans:
SAR/SEP, SEP/IRA, Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, 403(b)(7) Deferred Compensation Plans or 457 Deferred Compensation Plans.

2.        Direct Deposit
          YOU MAY WISH YOUR EMPLOYER OR BANK TO MAKE REGULAR INVESTMENTS DIRECTLY TO YOUR ACCOUNT FOR YOU (for example: payroll deduction, pay by phone, annuity payments). The Fund also accepts preauthorized recurring government and private payments by Electronic Fund Transfer, which avoids mail time and check clearing holds on payments such as social security, federal salaries, Railroad Retirement benefits, etc.

                                 *     *     *


          Should investments through an Automatic Investing Plan or by direct deposit be reclaimed or returned for some reason, Limited-Term Funds, Inc. has the right to liquidate your shares to reimburse the government or transmitting bank. If there are insufficient funds in your account, you are obligated to reimburse the Fund.

(GMF-AC)


3.        Wealth Builder Option

          You can use our Wealth Builder Option to invest in the Fund through regular liquidations of shares in your accounts in other funds in the Delaware Group, subject to the same conditions and limitations as other exchanges noted above. You may also elect to invest in other mutual funds in the Delaware Group through the Wealth Builder Option through regular liquidations of shares in your Fund account.



          Under this automatic exchange program, you can authorize regular monthly amounts (minimum of $100 per fund) to be liquidated from your account in one or more funds in the Delaware Group and invested automatically into any other account in a Delaware Group mutual fund that you specify. If in connection with the election of the Wealth Builder Option, you wish to open a new account to receive the automatic investment, such new account must meet the minimum initial purchase requirements described in the prospectus of the fund that you select. All investments under this option are exchanges and are therefore subject to the same conditions and limitations as other exchanges noted above. You can terminate your participation at any time in Wealth Builder by giving written notice to the fund from which the exchanges are made. See Redemption and Exchange.


          This option is not available to participants in the following plans:
SAR/SEP, SEP/IRA, Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, 403(b)(7) Deferred Compensation Plans or 457 Deferred Compensation Plans.

4.        Dividend Reinvestment Plan

          You can elect to have your distributions (dividend income or other distributions) paid to you by check or reinvested in your account without a sales charge or you may be permitted to reinvest your distributions in certain other funds in the Delaware Group without a sales charge, subject to eligibility and minimum purchase requirements set forth in each fund's prospectus. Dividends on shares of either Class may not be invested in the Class B Shares or Class C Shares that are offered by certain other funds in the Delaware Group. For more information about reinvestment in shares of other funds in the Delaware Group, call the Shareholder Service Center.



          Distributions for capital gains and/or dividends for participants in the following retirement plans are automatically reinvested into the same Delaware Group fund: SAR/SEP, SEP/IRA, Profit Sharing, Money Purchase Pension, 401(k), 403(b)(7), or 457 Plans.



DELAWARE GROUP ASSET PLANNER
          To invest in Delaware Group funds using the Delaware Group Asset Planner asset allocation service, you should complete a Delaware Group Asset Planner Account Registration Form, which is available only from a financial adviser or investment dealer. As previously described, the Delaware Group Asset Planner service offers a choice of four predesigned asset allocation strategies (each with a different risk/reward profile) in predetermined percentages in Delaware Group funds. Or, with the help of a financial adviser, you may design a customized asset allocation strategy.



          The sales charge on an investment through the Asset Planner service is determined by the individual sales charges of the underlying funds and their percentage allocation in the selected Strategy. Exchanges from existing Delaware Group accounts into the Asset Planner service may be made at net asset value under the circumstances described under Investing by Exchange in the funds' prospectuses. The minimum initial investment per Strategy is $2,000; subsequent investments must be at least $100. Individual fund minimums do not
apply to investments made using the Asset Planner service.   Each Class is
available through the Asset Planner service. Generally, only shares within the same class may be used within the same Strategy. However, either Class A Shares or Consultant Class Shares of the Fund may be used in the same strategy with Class A shares or consultant class shares of other Delaware Group funds.

(GMF-AC)




          An annual maintenance fee, currently $35 per Strategy, is typically due at the time of initial investment and by September 30th of each subsequent year. The fee, payable to Delaware Service Company, Inc. to defray extra costs associated with administering the Asset Planner service, will be deducted automatically from one of the funds within your Asset Planner account if not paid by September 30th. However, effective November 1, 1996, the annual fee is waived until further notice. Investors who utilize the Asset Planner for an IRA will continue to pay an annual IRA fee of $15 per Social Security number. See Part B.



          Investors will receive a customized quarterly Strategy Report summarizing all Delaware Group Asset Planner investment performance and account activity during the prior period. Confirmation statements will be sent following all transactions other than those involving a reinvestment of distributions.



          Certain shareholder services are not available to investors using the Asset Planner service, due to its special design. These include Delaphone, Checkwriting, Wealth Builder Option and Letter of Intention. Systematic Withdrawal Plans are available after the account has been open for two years.


PURCHASE PRICE AND EFFECTIVE DATE
          The offering price (net asset value) of each Class is determined as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m., Eastern time) on days when the Exchange is open.

          Investments by Federal Funds wire will be effective upon receipt. If the wire is received after the time the offering price of shares is determined, as noted above, it will be effective the next business day. If the investment is made by check, the check must be converted to Federal Funds before your purchase can be effective (normally one business day after receipt).

          Your purchase begins earning dividends the next business day after becoming effective. See Dividends and Distributions for additional information.

THE CONDITIONS OF YOUR PURCHASE
          The Fund reserves the right to reject any purchase order. If a purchase is canceled because your check is returned unpaid, you are responsible for any loss incurred. The Fund can redeem shares from your account(s) to reimburse itself for any loss, and you may be restricted from making future purchases in any of the funds in the Delaware Group. The Fund reserves the right to reject purchase orders paid by third-party checks or checks that are not drawn on a domestic branch of a United States financial institution. If a check drawn on a foreign financial institution is accepted, you may be subject to additional bank charges for clearance and currency conversion.


          The Fund also reserves the right, following shareholder notification, to charge a service fee on non-retirement accounts that, as a result of redemption, have remained below the minimum stated account balance for a period of three or more consecutive months. Holders of such accounts may be notified of their insufficient account balance and advised that they have until the end of the current calendar quarter to raise their balance to the stated minimum. If the account has not reached the minimum balance requirement by that time, the Fund will charge a $9 fee for that quarter and each subsequent quarter until the account is brought up to the minimum balance. The service fee will be deducted from the account during the first week of each calendar quarter for the previous quarter, and will be used to help defray the cost of maintaining low-balance accounts. No fees will be charged without proper notice.



          The Fund also reserves the right, upon 60 days' written notice, to involuntarily redeem accounts that remain under the minimum initial purchase amount as a result of redemptions. An investor making the minimum initial investment may be subject to involuntary redemption if he or she redeems any portion of his or her account.

(GMF-AC)


REDEMPTION AND EXCHANGE


          YOU CAN REDEEM OR EXCHANGE YOUR SHARES IN A NUMBER OF DIFFERENT WAYS. The exchange service is useful if your investment requirements change and you want an easy way to invest in tax-advantaged funds, equity funds, more aggressive bond funds or other money market funds. Exchanges are subject to the requirements of each fund and all exchanges of shares constitute taxable events.



          All exchanges are subject to the eligibility and minimum purchase requirements set forth in each fund's prospectus. Any applicable front-end sales charge will apply to exchanges from this Fund and any other money market fund to other funds, except for exchanges involving assets that were previously invested in a fund with a front-end sales charge and/or resulted from the reinvestment of dividends. Shares of the Fund may not be exchanged for the Class B Shares or the Class C Shares. Shares acquired in an exchange must be
registered in the state where they are so purchased.   You may want to consult
your financial adviser or investment dealer to discuss which funds in the Delaware Group will best meet your changing objectives, and the consequences of any exchange transaction. You may also call the Delaware Group directly for fund information.


          All exchanges involve a purchase of shares of the fund into which the exchange is made. As with any purchase, an investor should obtain and carefully read that fund's prospectus before buying shares in an exchange. The prospectus contains more complete information about the fund, including charges and expenses.


          Your shares will be redeemed or exchanged at a price based on the net asset value next determined after the Fund receives your request in good order. For example, redemption or exchange requests received in good order after the time the offering price of shares is determined will be processed on the next business day. See Purchase Price and Effective Date under Buying Shares.



          Except as otherwise noted below, for a redemption request to be in "good order," you must provide your account number, account registration, and the total number of shares or dollar amount of the transaction. For exchange requests, you must also provide the name of the fund you want to receive the proceeds. Exchange instructions and redemption requests must be signed by the record owner(s) exactly as the shares are registered. You may request a redemption or an exchange by calling the Shareholder Service Center at 800-523-1918. The Fund may suspend, terminate or amend the terms of, the exchange privilege upon 60 days' written notice to shareholders. Redemption proceeds will be distributed promptly, as described below, but not later than seven days after receipt of a redemption request.



          The Fund will process written and telephone redemption requests to the extent that the purchase orders for the shares being redeemed have already settled. The Fund will honor redemption requests as to shares for which a check was tendered as payment, but the Fund will not mail or wire the proceeds until it is reasonably satisfied that the purchase check has cleared, which may
take up to 15 days from the purchase date.   You can avoid this potential delay
if you purchase shares by wiring Federal Funds. You may call the Shareholder Service Center to determine if your funds are available for redemption. The Fund reserves the right to reject a written or telephone redemption request or delay payment of redemption proceeds if there has been a recent change to the shareholder's address of record.

(GMF-AC)


          Various redemption and exchange methods are outlined below. There is no fee charged by the Fund or the Distributor for redeeming or exchanging your shares, but such fees could be charged in the future. You may also have your investment dealer arrange to have your shares redeemed or exchanged. Your investment dealer may charge for this service.

          All authorizations given by shareholders, including selection of any of the features described below, shall continue in effect until such time as a written revocation or modification has been received by the Fund or its agent.


          The Class A Shares of the Delaware Group funds that carry a front-end sales charge will be subject to a contingent deferred sales charge ("Limited CDSC") upon redemption if the shares were purchased at net asset value without payment of a front-end sales charge and if a dealer's commission was paid to a financial adviser, except in certain limited instances. Such shares may be exchanged for shares of either Class of the Fund without the imposition of the Limited CDSC at the time of the exchange. However, upon subsequent redemption from the Fund or after a subsequent exchange into a fund that is subject to the Limited CDSC, such shares will be subject to the Limited CDSC imposed by the original fund whose shares were initially exchanged into this Fund. Shareholders will be given credit for the period during which the Fund shares were held.


CHECKWRITING FEATURE
          CHECKWRITING IS A CONVENIENT ACCESS FEATURE THAT ALLOWS YOU TO EARN DIVIDENDS UNTIL YOUR CHECK IS PRESENTED TO THE FUND.

          You can request special checks by marking the box on the Investment Application. There is a one-time $5 charge for this service.

          Checks must be drawn for $500 or more and, unless otherwise indicated on the Investment Application or your checkwriting authorization form, must be signed by all owners of the account.

          You will be subject to CoreStates Bank, N.A.'s rules and regulations governing similar accounts. If the amount of the check is greater than the value of the shares in your account, the check will be returned and you may be subject to a charge.

          You may request a stop payment on checks by providing the Fund with a written authorization (oral requests will be accepted only if followed promptly with a written authorization). Such requests will remain in effect for six months unless renewed or cancelled. There will be a $5 charge per check for each six-month period.

          Checks paid will be returned to you semi-annually (January and July). If you need a copy of a check prior to the regular mailing you may call the Shareholder Service Center.

          Since dividends are declared daily, you may not use the Checkwriting Feature to close your account. (See below and Part B for additional information.)

(GMF-AC)


WRITTEN REDEMPTION
          You can write to the Fund at 1818 Market Street, Philadelphia, PA 19103 to redeem some or all of your shares. The request must be signed by all owners of the account or your investment dealer of record. For redemptions of more than $50,000, or when the proceeds are not sent to the shareholder(s) at the address of record, the Fund requires a signature by all owners of the account and a signature guarantee for each owner. Each signature guarantee must be supplied by an eligible guarantor institution. The Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. The Fund may require further documentation from corporations, executors, retirement plans, administrators, trustees or guardians.


          The redemption request is effective when it is received in good order. Payment is normally mailed the next business day after receipt of the redemption request. If your shares are in certificate form, the certificate must accompany your request and also be in good order. Certificates are issued for shares only if a shareholder submits a specific request.


WRITTEN EXCHANGE

          You can also write to the Fund (at 1818 Market Street, Philadelphia, PA 19103) to request an exchange of any or all of your shares into another mutual fund in the Delaware Group, subject to the same conditions and limitations as other exchanges noted above.


TELEPHONE REDEMPTION AND EXCHANGE
          To get the added convenience of the telephone redemption and exchange methods, you must have the Transfer Agent hold your shares (without charge) for you. If you choose to have your shares in certificate form, you can redeem or exchange only by written request and you must return your certificates.


          The Telephone Redemption - Check to Your Address of Record service and the Telephone Exchange service, both of which are described below, are automatically provided unless you notify the Fund in writing that you do not wish to have such services available with respect to your account. The Fund reserves the right to modify, terminate or suspend these procedures upon 60 days' written notice to shareholders. It may be difficult to reach the Fund by telephone during periods when market or economic conditions lead to an unusually large volume of telephone requests.



          Neither the Fund nor its Transfer Agent is responsible for any shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange of Fund shares which are reasonably believed to be genuine. With respect to such telephone transactions, the Fund will follow reasonable procedures to confirm that instructions communicated by telephone are genuine (including verification of a form of personal identification) as, if it does not, the Fund or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent transactions. Instructions received by telephone are generally tape recorded, and a written confirmation will be provided for all purchase, exchange and redemption transactions initiated by telephone. By exchanging shares by telephone, you are acknowledging prior receipt of a prospectus for the fund into which shares are being exchanged.


TELEPHONE REDEMPTION--CHECK TO YOUR ADDRESS OF RECORD

          THE TELEPHONE REDEMPTION FEATURE IS A QUICK AND EASY METHOD TO REDEEM SHARES. You or your investment dealer of record can have redemption proceeds of $50,000 or less mailed to you at your record address. Checks will be payable to the shareholder(s) of record. Payment is normally mailed the next business day after receipt of the redemption request. This service is only available to individual, joint and individual fiduciary-type accounts.

(GMF-AC)


TELEPHONE REDEMPTION--PROCEEDS TO YOUR BANK

          Redemption proceeds of $1,000 or more can be transferred to your predesignated bank account by wire or by check. You should authorize this service when you open your account. If you change your predesignated bank account, you must complete an Authorization Form and have your signature guaranteed. For your protection, your authorization must be on file. If you request a wire, your funds will normally be sent the next business day. CoreStates Bank, N.A.'s fee (currently $7.50) will be deducted from your redemption. If you ask for a check, it will normally be mailed the next business day after receipt of your redemption request to your predesignated bank account. There are no fees for this redemption method, but the mail time may delay getting funds into your bank account. Simply call the Shareholder Service Center prior to the time the offering price and net asset value are determined, as noted above.


TELEPHONE EXCHANGE
          The Telephone Exchange feature is a convenient and efficient way to adjust your investment holdings as your liquidity requirements and investment objectives change.


          You or your investment dealer of record can exchange your shares into any other funds in the Delaware Group under the same registration, subject to the same conditions and limitations as other exchanges noted above. Telephone exchanges may be subject to limitations as to amounts or frequency.


SYSTEMATIC WITHDRAWAL PLAN
1.        Regular Plans

          This plan provides shareholders with a consistent monthly (or quarterly) payment. THIS IS PARTICULARLY USEFUL TO SHAREHOLDERS LIVING ON FIXED INCOMES, SINCE IT PROVIDES THEM WITH A STABLE SUPPLEMENTAL AMOUNT. With accounts of at least $5,000, you may elect monthly withdrawals of $25 (quarterly $75) or more. The Fund does not recommend any particular monthly amount, as each shareholder's situation and needs vary. Payments are normally made by check. In the alternative, you may elect to have your payments transferred from your Fund account to your predesignated bank account through the MoneyLine Direct Deposit Service. Your funds will normally be credited to your bank account two business days after the payment date. There are no
separate fees for this redemption method.   See MoneyLine Direct Deposit
Service under The Delaware Difference for more information about this service. Please call the Shareholder Service Center for additional information.


2.        Retirement Plans

          For shareholders eligible under the applicable retirement plan to receive benefits in periodic payments, the Systematic Withdrawal Plan provides you with maximum flexibility. A number of formulas are available for calculating your withdrawals, depending upon whether the distributions are required or optional. Withdrawals must be for $25 or more; however, no minimum account balance is required. The MoneyLine Direct Deposit Service is not available for certain retirement plans.


          For more information on both of these plans, please call the Shareholder Service Center.

(GMF-AC)


DIVIDENDS AND DISTRIBUTIONS

          The Fund's dividends are declared daily and paid monthly on the last day of each month. Payment by check of cash dividends will ordinarily be mailed within three business days after the payable date.

          Purchases of Fund shares by wire begin earning dividends when converted into Federal Funds and available for investment, normally the next business day after receipt. However, if the Fund is given prior notice of Federal Funds wire and an acceptable written guarantee of timely receipt from an investor satisfying the Fund's credit policies, the purchase will start earning dividends on the date the wire is received. Purchases by check earn dividends upon conversion to Federal Funds, normally one business day after receipt.

          Limited-Term Funds, Inc. declares a dividend to all Class shareholders of record at the time the offering price of shares is determined. See Purchase Price and Effective Date under Buying Shares. Thus, when redeeming shares, dividends continue to accrue up to and including the date of redemption.


          Each class of shares of the Fund will share proportionately in the investment income and expenses of the Fund, except that the Class A Shares will not incur any distribution fee under the 12b-1 Plan for the Consultant Class Shares. No distribution fee under the 12b-1 Plan for the Consultant Class Shares is currently being paid.


          Short-term capital gains distributions, if any, may be paid with the daily dividend; otherwise, they will be distributed annually during the first quarter following the close of the fiscal year.


          Both dividends and distributions, if any, will be automatically reinvested in your account unless you elect otherwise. Any check in payment of dividends or other distributions which cannot be delivered by the United States Post Office or which remains uncashed for a period of more than one year may be reinvested in your account at the then-current net asset value and the dividend option may be changed from cash to reinvest. If you elect to take your dividends and distributions in cash and such dividends and distributions are in an amount of $25 or more, you may choose the MoneyLine Direct Deposit Service and have such payments transferred from your Fund account to your predesignated bank account. This service is not available for certain retirement plans. See MoneyLine Direct Deposit Service under The Delaware Difference for more information about this service.

(GMF-AC)


TAXES

          The Fund has qualified as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). As such, the Fund will not be subject to federal income tax, or to any excise tax, to the extent its earnings are distributed as provided in the Code. Each fund of Limited-Term Funds, Inc. is treated as a separate tax entity for federal income tax purposes.

          The Fund intends to distribute substantially all of its net investment income and net capital gains. Dividends from net investment income or net short-term capital gains, if any, will be taxable to you as ordinary income, whether received in cash or in additional shares. No portion of the Fund's distributions will be eligible for the dividends-received deduction for corporations.

          In addition to federal taxes, shareholders may be subject to state and local taxes on distributions. Distributions of interest income and capital gains realized from certain types of U.S. government securities may be exempt from state and local personal income tax. You should consult your tax adviser with respect to the tax status of distributions from the Fund in your state and locality. Shares of the Fund are exempt from Pennsylvania county personal property taxes.


          Each year, Limited-Term Funds, Inc. will mail to you information on the tax status of dividends and distributions. Shareholders will receive each year information as to the portion of distributions that came from U.S. government securities. Of course, shareholders who are not subject to tax on their income would not be required to pay tax on amounts distributed to them by the Fund.

(GMF-AC)


NET ASSET VALUE PER SHARE


          The purchase and redemption price of the shares of each Class is equal to the Class' net asset value ("NAV") per share that is next computed after the order is received. The NAV is computed as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m., Eastern time) on days when the Exchange is open.


          The NAV per share is computed by adding the value of all securities and other assets in the portfolio, deducting any liabilities (expenses and fees are accrued daily) and dividing by the number of shares outstanding.


          The Fund's total net assets are determined by valuing the portfolio securities at amortized cost. Under the direction of the Board of Directors, certain procedures have been adopted to monitor the value of the Fund's securities and stabilize the net asset value per share at $1.00. Prior to January 1, 1991, the portfolio of the Fund was managed to maintain a fixed net asset value of $10.00 per share. The Fund reduced the net asset value per share from $10.00 to $1.00 by effecting a ten-to-one stock split for shareholders of record on that date.


          See Part B for additional information.

(GMF-AC)


MANAGEMENT OF THE FUND

DIRECTORS
          The business and affairs of Limited-Term Funds, Inc. are managed under the direction of its Board of Directors. Part B contains additional information regarding Limited-Term Funds, Inc.'s directors and officers.

INVESTMENT MANAGER
          The Manager furnishes investment management services to the Fund.


          The Manager and its predecessors have been managing the funds in the Delaware Group since 1938. On December 31, 1996, the Manager and its affiliates within the Delaware Group, including Delaware International Advisers Ltd., were managing in the aggregate more than $32 billion in assets in the various institutional or separately managed (approximately $20,047,798,000) and investment company (approximately $11,881,459,000) accounts.



          The Manager is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc. ("DMH"). On April 3, 1995, a merger between DMH and a wholly owned subsidiary of Lincoln National Corporation ("Lincoln National") was completed. DMH and the Manager are now indirect, wholly owned subsidiaries, and subject to the ultimate control, of Lincoln National. Lincoln National, with headquarters in Fort Wayne, Indiana, is a diversified organization with operations in many aspects of the financial services industry, including insurance and investment management. In connection with the merger, a new Investment Management Agreement between Limited-Term Funds, Inc. on behalf of the Fund and the Manager was executed following shareholder approval.



          The Manager manages the Fund's portfolio, makes investment decisions and implements them. The Manager also administers Limited-Term Funds, Inc.'s affairs and also pays the salaries of all the directors, officers and employees of Limited-Term Funds, Inc. who are affiliated with the Manager. The annual compensation paid by the Fund for investment management services is equal to 1/2 of 1% of average daily net assets of the Fund, less a proportionate share of all directors' fees paid to the unaffiliated directors by the Fund. Investment management fees earned by the Fund for the fiscal year ended December 31, 1996 were 0.49% of average daily net assets and no fees were paid by the Fund as a result of the voluntary waiver of fees by the Manager as described under Summary of Expenses.


PORTFOLIO TRADING PRACTICES
          Portfolio trades are generally made on a net basis without brokerage commissions. However, the price may include a mark-up or mark-down.

          Banks, brokers or dealers are selected to execute the Fund's portfolio transactions.

          The Manager uses its best efforts to obtain the best available price and most favorable execution for portfolio transactions. Orders may be placed with brokers or dealers who provide brokerage and research services to the Manager or its advisory clients. These services may be used by the Manager in servicing any of its accounts. Subject to best price and execution, the Manager may consider a broker/dealer's sales of Fund shares in placing portfolio orders, and may place orders with broker/dealers that have agreed to defray certain Fund expenses such as custodian fees.

(GMF-AC)


PERFORMANCE INFORMATION

          From time to time, the Fund may publish the "yield" and "effective yield" for the Classes. Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of a Class refers to the income generated by an investment in the Class over a specified seven-day period. This income is then "annualized," which means the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated in a similar manner but, when annualized, the income earned by an investment in the Class is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment.

          The Fund may also publish aggregate and average annual total return information concerning a Class which will reflect the compounded rate of return of an investment in the Class over a specified period of time and will assume the investment of all distributions at net asset value.

          Yield fluctuates and is not guaranteed. Past performance is not a guarantee of future results.

DISTRIBUTION (12b-1) AND SERVICE
          The Distributor, Delaware Distributors, L.P. (which formerly conducted business as Delaware Distributors, Inc.), serves as the national distributor for the Fund under a Distribution Agreement dated April 3, 1995.


          The Fund has adopted a distribution plan under Rule 12b-1 (the "Plan") for the Consultant Class Shares, which permits the Fund to pay the Distributor from the assets of this Class a monthly fee for its services and expenses in distributing and promoting sales of Consultant Class Shares. These expenses include preparing and distributing advertisements, sales literature, and prospectuses and reports used for sales purposes, compensating sales and marketing personnel, holding special promotions for specified periods of time, and paying distribution and maintenance fees to brokers, dealers and other entities which sell Consultant Class Shares. In connection with the promotion of Consultant Class Shares, the Distributor may, from time to time, pay to participate in dealer-sponsored seminars and conferences, and reimburse dealers for expenses incurred in connection with preapproved seminars, conferences and advertising. The Distributor may pay or allow additional promotional incentives to dealers as part of preapproved sales contests and/or to dealers who provide extra training and information concerning the Consultant Class Shares and increase sales of shares of this Class. In addition, the Fund may make payments from Consultant Class Shares assets directly to others, such as banks, who aid in the distribution of Class shares or provide services to the Class, pursuant to service agreements with the Fund. Registered representatives of brokers, dealers or other entities who have sold a specified level of Delaware Group funds having a 12b-1 Plan were, prior to June 1, 1990, paid a 0.25% continuing trail fee by the Distributor from 12b-1 Plan payments of Consultant Class Shares for assets maintained in the Class. Payment of such fees has been suspended but may be reinstituted in the future with prior approval of the Board of Directors.



          The aggregate fees paid by the Fund from Consultant Class Shares assets to the Distributor and others under the Plan may not exceed 0.30% of the Class' average daily net assets in any year. The Class will not incur any distribution expenses beyond this limit, which may not be increased without shareholder approval. While Plan payments may not exceed 0.30% annually, the Plan does not limit fees to amounts actually expended by the Distributor. It is therefore possible that if a distribution fee were to be paid, the Distributor could realize a profit in any particular year. However, the Distributor currently expects that its distribution expenses will likely equal or exceed payments to it under the Plan. The Distributor may incur such additional expenses and make additional payments to dealers from its own resources to promote the distribution of Consultant Class Shares. The monthly fee paid to the Distributor under the Plan is subject to the review and approval of the Fund's unaffiliated directors who may reduce the fee or terminate the Plan at any time. Prior to June 1, 1990, the Board of Directors had set the fee

(GMF-AC)



for Consultant Class Shares at 0.25% of average daily net assets. However, the Board of Directors suspended 12b- 1 Plan payments from the Consultant Class Shares to the Distributor effective June 1, 1990. Such payments may be reinstituted in the future with prior approval of the Board of Directors.



          The Plan does not apply to the Class A Shares. Those shares are not included in calculating the Plan's fees, and the Plan is not used to assist in the distribution and marketing of Class A Shares.



          The National Association of Securities Dealers, Inc. has adopted Rules of Fair Practice, as amended, relating to investment company sales charges. The Fund and the Distributor intend to operate in compliance with these rules.



          The Transfer Agent, Delaware Service Company, Inc., serves as the shareholder servicing, dividend disbursing and transfer agent for the Fund under an Agreement dated December 20, 1990. The Transfer Agent also provides accounting services to the Fund pursuant to the terms of a separate Fund Accounting Agreement. The directors annually review service fees paid to the Transfer Agent.


          The Distributor and the Transfer Agent are also indirect, wholly owned subsidiaries of DMH.

EXPENSES

          The Fund is responsible for all of its own expenses other than those borne by the Manager under the Investment Management Agreement and those borne by the Distributor under the Distribution Agreement. The ratio of expenses to average daily net assets for each Class for the fiscal year ended December 31, 1996 was 0.74%, after voluntary fee waivers and expense reimbursements by the Manager.



SHARES
          Limited-Term Funds, Inc. is an open-end management investment company. The Fund's portfolio of assets is diversified as defined by the 1940 Act. Commonly known as a mutual fund, Limited-Term Funds, Inc. was organized as a Pennsylvania business trust in 1981 and was reorganized as a Maryland corporation in 1990. Limited-Term Funds, Inc. currently offers two series of shares - U.S. Government Money Series and Limited-Term Government Fund series. Limited-Term Funds, Inc. currently has authorized capital of three billion shares of common stock. The Fund consists of one billion shares of common stock, with a $.001 par value per share. The Fund's shares have equal voting rights, except as noted below, and are equal in all other respects.


          Shares of each fund of Limited-Term Funds, Inc. will vote separately on any matter which affects only that fund. Shares of the U.S. Government Money Series will have a priority over shares of Limited-Term Funds, Inc.'s other series in the assets and income of the U.S. Government Money Series and will vote separately on any matter that affects only this Fund.

          Each Class represents a proportionate interest in the assets of the Fund and has the same voting and other rights and preferences, except that shares of the U.S. Government Money Fund A Class are not subject to, and may not vote on matters affecting, the Distribution Plan under Rule 12b-1 relating to the U.S. Government Money Fund Consultant Class.


          Limited-Term Funds, Inc. shares have noncumulative voting rights which means that the holders of more than 50% of Limited-Term Funds, Inc.'s shares voting for the election of directors can elect 100% of the directors if they choose to do so. Under Maryland law, Limited-Term Funds, Inc. is not required, and does not intend, to hold annual meetings of shareholders unless, under certain circumstances, it is required to do so under the 1940 Act. Shareholders of 10% or more of Limited-Term Funds, Inc.'s outstanding shares may request that a special meeting be called to consider the removal of a director.

(GMF-AC)


          Prior to August 29, 1995, Delaware Group Limited-Term Government Funds, Inc. was named Delaware Group Treasury Reserves, Inc. Prior to March 1994, the U.S. Government Money Fund A Class was known as the U.S. Government Money Fund class.

(GMF-AC)

       The Delaware Group includes funds with a wide range of investment objectives. Stock funds, income funds, tax-free funds, money market funds, global and international funds and closed-end equity funds give investors the ability to create a portfolio that fits their personal financial goals. For more information, contact your financial adviser or call Delaware Group at 800-523-4640.



INVESTMENT MANAGER
Delaware Management Company, Inc.
One Commerce Square
Philadelphia, PA  19103

NATIONAL DISTRIBUTOR
Delaware Distributors, L.P.
1818 Market Street
Philadelphia, PA  19103


SHAREHOLDER SERVICING,
DIVIDEND DISBURSING,
ACCOUNTING SERVICES
AND TRANSFER AGENT
Delaware Service Company, Inc.
1818 Market Street
Philadelphia, PA  19103


LEGAL COUNSEL
Stradley, Ronon, Stevens & Young, LLP
One Commerce Square
Philadelphia, PA  19103

INDEPENDENT AUDITORS
Ernst & Young LLP
Two Commerce Square
Philadelphia, PA  19103


CUSTODIAN
Bankers Trust Company
One Bankers Trust Plaza
New York, NY  10006


-------------------------------
U.S. GOVERNMENT MONEY FUND
-------------------------------

A CLASS
-------------------------------

CONSULTANT CLASS

-------------------------------
NO SALES CHARGE


P R O S P E C T U S

-------------------------------


FEBRUARY 28, 1997




                              DELAWARE
                                GROUP
                              -----------

(SAI-LTGF/PART B)


--------------------------------------------------------------------------------
                                    PART B--STATEMENT OF ADDITIONAL INFORMATION
                                                              FEBRUARY 28, 1997
--------------------------------------------------------------------------------


DELAWARE GROUP LIMITED-TERM GOVERNMENT FUNDS, INC.

--------------------------------------------------------------------------------

1818 MARKET STREET
PHILADELPHIA, PA  19103

-------------------------------------------------------------------------------
FOR MORE INFORMATION ABOUT THE LIMITED-TERM GOVERNMENT FUND INSTITUTIONAL
CLASS: 800-828-5052

FOR PROSPECTUS AND PERFORMANCE OF THE LIMITED-TERM GOVERNMENT FUND A CLASS, LIMITED-TERM GOVERNMENT FUND B CLASS AND LIMITED-TERM GOVERNMENT FUND C CLASS:
NATIONWIDE 800-523-4640


INFORMATION ON EXISTING ACCOUNTS OF THE LIMITED-TERM GOVERNMENT FUND A CLASS, LIMITED-TERM GOVERNMENT FUND B CLASS AND LIMITED-TERM GOVERNMENT FUND C CLASS:
           (SHAREHOLDERS ONLY) NATIONWIDE 800-523-1918


DEALER SERVICES:
           (BROKER/DEALERS ONLY) NATIONWIDE 800-362-7500
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TABLE OF CONTENTS

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COVER PAGE                                                                    1
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INVESTMENT OBJECTIVE AND POLICIES                                             3
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ACCOUNTING AND TAX ISSUES
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PERFORMANCE INFORMATION
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TRADING PRACTICES AND BROKERAGE
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PURCHASING SHARES
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INVESTMENT PLANS
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DETERMINING OFFERING PRICE AND NET ASSET VALUE
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REDEMPTION AND REPURCHASE
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INCOME DIVIDENDS AND REALIZED SECURITIES
           PROFITS DISTRIBUTIONS
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INVESTMENT MANAGEMENT AGREEMENT
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OFFICERS AND DIRECTORS
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EXCHANGE PRIVILEGE
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GENERAL INFORMATION
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APPENDIX A - IRA INFORMATION
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FINANCIAL STATEMENTS
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                                      -1-

(SAI-LTGF/PART B)



           Delaware Group Limited-Term Government Funds, Inc. ("Limited-Term Funds, Inc.") is a professionally- managed mutual fund of the series type presently offering two series of portfolios: the Limited-Term Government Fund and the U.S. Government Money Series. This Statement of Additional Information ("Part B" of Limited-Term Funds, Inc.'s registration statement) describes the Limited-Term Government Fund series (the "Fund") only, except where noted.



           The Limited-Term Government Fund offers the Limited-Term Government Fund A Class ("Class A Shares"), Limited-Term Government Fund B Class ("Class B Shares"), Limited-Term Government Fund C Class ("Class C Shares") (Class A Shares, Class B Shares and Class C Shares together referred to as the "Fund Classes") and the Limited- Term Government Fund Institutional Class (the "Institutional Class"). Until August 28, 1995, Delaware Group Limited- Term Government Funds, Inc. was called Delaware Group Treasury Reserves, Inc. and Limited-Term Government Fund was called Treasury Reserves Intermediate Series. In addition, prior to that date, Limited-Term Government Fund A Class, Limited-Term Government Fund B Class and Limited-Term Government Fund Institutional Class were called, respectively, Treasury Reserves Intermediate Fund A Class, Treasury Reserves Intermediate Fund B Class and Treasury Reserves Intermediate Fund Institutional Class.



           Class B Shares, Class C Shares and Institutional Class shares of the Fund may be purchased at a price equal to the next determined net asset value per share. Class A Shares may be purchased at the public offering price, which is equal to the next determined net asset value per share, plus a front-end sales charge. Class A Shares are subject to a maximum front-end sales charge of 3.00% and annual 12b-1 Plan expenses of up to 0.30% (currently, 0.15% pursuant to Board action). Class B Shares are subject to a contingent deferred sales charge ("CDSC") which may be imposed on redemptions made within three years of purchase and annual 12b-1 Plan expenses of up to 1%, which are assessed against Class B Shares for approximately five years after purchase. See Automatic Conversion of Class B Shares under Classes of Shares in the Fund Classes' Prospectus. Class C Shares are subject to a CDSC which may be imposed on redemptions made within 12 months of purchase and annual 12b-1 Plan expenses of up to 1%, which are assessed against Class C Shares for the life of the investment.



           This Part B supplements the information contained in the current Prospectus for the Fund Classes dated February 28, 1997, and the current Prospectus for the Institutional Class dated February 28, 1997, as they may be amended from time to time. Part B should be read in conjunction with the respective Class' Prospectus. Part B is not itself a prospectus but is, in its entirety, incorporated by reference into each Class' Prospectus. A prospectus relating to the Fund Classes and a prospectus relating to the Institutional Class may be obtained by writing or calling your investment dealer or by contacting the Fund's national distributor, Delaware Distributors, L.P. (the "Distributor"), 1818 Market Street, Philadelphia, PA 19103.



           All references to "shares" in this Part B refer to all Classes of shares of the Fund, except where noted.

(SAI-LTGF/PART B)


INVESTMENT OBJECTIVE AND POLICIES

           The Fund will invest in securities for income earnings rather than trading for profit. The Fund will not vary portfolio investments, except to:

           1. eliminate unsafe investments and investments not consistent with the preservation of the capital or the tax status of the investments of the Fund;

           2. honor redemption orders, meet anticipated redemption requirements, and negate gains from discount purchases;

           3.         reinvest the earnings from securities in like securities;
or

           4.         defray normal administrative expenses.

INVESTMENT RESTRICTIONS

           Limited-Term Funds, Inc. has adopted the following restrictions for the Fund which, along with its investment objective, cannot be changed without approval by the holders of a "majority" of the Fund's outstanding shares, which is a vote by the holders of the lesser of: (a) 67% or more of the voting securities of the Fund present in person or by proxy at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy; or (b) more than 50% of the Fund's outstanding voting securities. The percentage limitations contained in the restrictions and policies set forth herein apply at the time of purchase of securities.


           The Limited-Term Government Fund series shall not:

           1. Invest more than 5% of the market or other fair value of its assets in the securities of any one issuer (other than obligations of, or guaranteed by, the U.S. government, its agencies or instrumentalities).

           2. Invest in securities of other investment companies except as part of a merger, consolidation or other acquisition, and except to the extent that an issuer of mortgage-backed securities may be deemed to be an investment company, provided that any such investment in securities of an issuer of a mortgage-backed security which is deemed to be an investment company will be subject to the limits set forth in Section 12(d)(1)(A) of the Investment Company Act of 1940 (the "1940 Act"), as amended.

           The Fund has been advised by the staff of the Securities and Exchange Commission (the "Commission") that it is the staff's position that, under the 1940 Act, the Fund may invest (a) no more than 10% of its assets in the aggregate in certain CMOs and REMICs which are deemed to be investment companies under the 1940 Act and issue their securities pursuant to an exemptive order from the Commission, and (b) no more than 5% of its assets in any single issue of such CMOs or REMICs.

           3. Make loans, except to the extent that purchases of debt obligations (including repurchase agreements) in accordance with the Fund's investment objective and policies are considered loans and except that the Fund may loan up to 25% of its assets to qualified broker/dealers or institutional investors for their use relating to short sales or other security transactions.

           4. Purchase or sell real estate but this shall not prevent the Fund from investing in securities secured by real estate or interests therein.

(SAI-LTGF/PART B)


5. Purchase more than 10% of the outstanding voting or nonvoting securities of any issuer, or invest in companies for the purpose of exercising control or management.

           6. Engage in the underwriting of securities of other issuers, except that in connection with the disposition of a security, the Fund may be deemed to be an "underwriter" as that term is defined in the Securities Act of 1933.

           7. Make any investment which would cause more than 25% of the market or other fair value of its total assets to be invested in the securities of issuers all of which conduct their principal business activities in the same industry. This restriction does not apply to obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

           8. Write, purchase or sell options, puts, calls or combinations thereof, except that the Fund may: (a) write covered call options with respect to any part or all of its portfolio securities; (b) purchase call options to the extent that the premiums paid on all outstanding call options do not exceed 2% of the Fund's total assets; (c) write secured put options; (d) purchase put options to the extent that the premiums on all outstanding put options do not exceed 2% of the Fund's total assets and only if the Fund owns the security covered by the put option at the time of purchase. The Fund may sell put options or call options previously purchased or enter into closing transactions with respect to such options.

           9. Enter into futures contracts or options thereon, except that the Fund may enter into futures contracts to the extent that not more than 5% of the Fund's assets are required as futures contract margin deposits and only to the extent that obligations under such contracts or transactions represent not more than 20% of the Fund's assets.

           10. Purchase securities on margin or make short sales of securities.

           11. Invest in warrants or rights except where acquired in units or attached to other securities.

           12. Purchase or retain the securities of any issuer any of whose officers, directors or security holders is a director or officer of Limited-Term Funds, Inc. or of its investment manager if or so long as the directors and officers of Limited-Term Funds, Inc. and of its investment manager together own beneficially more than 5% of any class of securities of such issuer.

           13. Invest in interests in oil, gas or other mineral exploration or development programs.

           14. Invest more than 10% of the Fund's total assets in repurchase agreements maturing in more than seven days and other illiquid assets.

           15. Borrow money in excess of one-third of the value of its net assets and then only as a temporary measure for extraordinary purposes or to facilitate redemptions. The Fund has no intention of increasing its net income through borrowing. Any borrowing will be done from a bank and to the extent that such borrowing exceeds 5% of the value of the Fund's net assets, asset coverage of at least 300% is required. In the event that such asset coverage shall at any time fall below 300%, the Fund shall, within three days thereafter (not including Sunday or holidays) or such longer period as the Commission may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%. The Fund will not pledge more than 10% of its net assets. The Fund will not issue senior securities as defined in the 1940 Act, except for notes to banks. Securities will not be purchased while the Fund has an outstanding borrowing.

(SAI-LTGF/PART B)


           Although not a fundamental investment restriction, the Fund currently does not invest its assets in real estate limited partnerships.

AVERAGE EFFECTIVE MATURITY
           The Fund limits its average effective dollar weighted portfolio maturity to no more than three to five years. However, many of the securities in which the Fund invests will have remaining maturities in excess of five years.

           Some of the securities in the Fund's portfolio may have periodic interest rate adjustments based upon an index such as the 91-day Treasury Bill rate. This periodic interest rate adjustment tends to lessen the volatility of the security's price. With respect to securities with an interest rate adjustment period of one year or less, the Fund will, when determining average weighted maturity, treat such a security's maturity as the amount of time remaining until the next interest rate adjustment.

           Instruments such as GNMA, FNMA, FHLMC securities and similar securities backed by amortizing loans generally have shorter effective maturities than their stated maturities. This is due to changes in amortization caused by demographic and economic forces such as interest rate movements. These effective maturities are calculated based upon historical payment patterns. For purposes of determining the Fund's average effective maturity, the maturities of such securities will be calculated based upon the issuing agency's payment factors using industry-accepted valuation models.


           MORTGAGE-BACKED SECURITIES--In addition to mortgage-backed securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, the Fund may also invest up to 35% of its assets in securities issued by certain private, nongovernment corporations, such as financial institutions, if the securities are fully collateralized at the time of issuance by securities or certificates issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Two principal types of mortgage-backed securities are collateralized mortgage obligations (CMOs) and real estate mortgage investment conduits (REMICs).


           CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders and collateralized by a pool of mortgages held under an indenture. CMOs are issued in a number of classes or series with different maturities. The classes or series are retired in sequence as the underlying mortgages are repaid. Prepayment may shorten the stated maturity of the obligation and can result in a loss of premium, if any has been paid. Certain of these securities may have variable or floating interest rates and others may be stripped (securities which provide only the principal or interest feature of the underlying security).

           Stripped mortgage securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the "interest-only" class), while the other class will receive all of the principal (the "principal-only" class). The yield to maturity on an interest-only class is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the Fund's yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

           Although stripped mortgage securities are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed. As a result, established trading markets have not yet been fully developed and, accordingly, these securities are generally illiquid and to such extent, together with any other illiquid investments, will not exceed 10% of the Fund's net assets.

(SAI-LTGF/PART B)


           REMICs, which were authorized under the Tax Reform Act of 1986, are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities and certain REMICs also may be stripped.

           CMOs and REMICs issued by private entities are not government securities and are not directly guaranteed by any government agency. They are secured by the underlying collateral of the private issuer. The Fund will invest in such private-backed securities only if they are 100% collateralized at the time of issuance by securities issued or guaranteed by the U.S. government, its agencies or instrumentalities. The Fund currently invests in privately-issued CMOs and REMICs only if they are rated at the time of purchase in the two highest grades by a nationally-recognized rating agency.


           ASSET-BACKED SECURITIES--The Fund may invest a portion of its assets in asset-backed securities. The rate of principal payment on asset-backed securities generally depends on the rate of principal payments received on the underlying assets. Such rate of payments may be affected by economic and various other factors such as changes in interest rates or the concentration of collateral in a particular geographic area. Therefore, the yield may be difficult to predict and actual yield to maturity may be more or less than the anticipated yield to maturity. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entities issuing the securities are insulated from the credit risk of the originator or affiliated entities, and the amount of credit support provided to the securities.



           Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, such securities may contain elements of credit support. Such credit support falls into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provisions of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments due on the underlying pool is timely. Protection against losses resulting from ultimate default enhances the likelihood of payments of the obligations on at least some of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.



           Examples of credit support arising out of the structure of the transaction include "senior-subordinated securities" (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class), creation of "reserve funds" (where cash or investments, sometimes funded from a portion of the payments on the underlying assets, are held in reserve against future losses) and "over collateralization" (where the scheduled payments on, or the principal amount of, the underlying assets exceeds that required to make payments of the securities and pay any servicing or other fees). The degree of credit support provided for each issue is generally based on historical information respecting the level of credit information respecting the level of credit risk associated with the underlying assets. Delinquencies or losses in excess of those anticipated could adversely affect the return on an investment in such issue.


           OPTIONS--The Fund may purchase call options, write call options on a covered basis, write secured put options and purchase put options on a covered basis only, and will not engage in option writing strategies for speculative purposes.

           The Fund may invest in options that are either Exchange listed or traded over-the-counter. Certain over-the- counter options may be illiquid. Thus, it may not be possible to close option positions and this may have an adverse impact on the Fund's ability to effectively hedge its securities. The Fund will not, however, invest more than 10% of its assets in illiquid securities.

(SAI-LTGF/PART B)


           A. COVERED CALL WRITING--The Fund may write covered call options from time to time on such portion of its portfolio, without limit, as Delaware Management Company, Inc. (the "Manager") determines is appropriate in seeking to obtain the Fund's investment objective. A call option gives the purchaser of such option the right to buy, and the writer, in this case the Fund, has the obligation to sell the underlying security at the exercise price during the option period. The advantage to the Fund of writing covered calls is that the Fund receives a premium which is additional income. However, if the security rises in value, the Fund may not fully participate in the market appreciation.

           During the option period, a covered call option writer may be assigned an exercise notice by the broker/dealer through whom such call option was sold, requiring the writer to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time in which the writer effects a closing purchase transaction. A closing purchase transaction cannot be effected with respect to an option once the option writer has received an exercise notice for such option.

           With respect to options on actual portfolio securities owned by the Fund, the Fund may enter into closing purchase transactions. A closing purchase transaction is one in which the Fund, when obligated as a writer of an option, terminates its obligation by purchasing an option of the same series as the option previously written.


           Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security or to enable the Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. The Fund may realize a net gain or loss from a closing purchase transaction depending upon whether the net amount of the original premium received on the call option is more or less than the cost of effecting the closing purchase transaction. Any loss incurred in a closing purchase transaction may be partially or entirety offset by the premium received from a sale of a different call option on the same underlying security. Such a loss may also be wholly or partially offset by unrealized appreciation in the market value of the underlying security. Conversely, a gain resulting from a closing purchase transaction could be offset in whole or in part by a decline in the market value of the underlying security.


           If a call option expires unexercised, the Fund will realize a short-term capital gain in the amount of the premium on the option less the commission paid. Such a gain, however, may be offset by depreciation in the market value of the underlying security during the option period. If a call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security equal to the difference between the cost of the underlying security and the proceeds of the sale of the security plus the amount of the premium on the option less the commission paid.

           The market value of a call option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the price volatility of the underlying security and the time remaining until the expiration date.

           The Fund will write call options only on a covered basis, which means that the Fund will own the underlying security subject to a call option at all times during the option period. Unless a closing purchase transaction is effected, the Fund would be required to continue to hold a security which it might otherwise wish to sell or deliver a security it would want to hold. Options written by the Fund will normally have expiration dates between one and nine months from the date written. The exercise price of a call option may be below, equal to or above the current market value of the underlying security at the time the option is written.

           B. PURCHASING CALL OPTIONS--The Fund may purchase call options to the extent that premiums paid by the Fund do not aggregate more than 2% of the Fund's total assets. The advantage of purchasing call options is that the Fund may alter portfolio characteristics, and modify portfolio maturities without incurring the cost associated with portfolio transactions.

           The Fund may, following the purchase of a call option, liquidate its position by effecting a closing sale transaction. This is accomplished by selling an option of the same Fund as the option previously purchased. The Fund

(SAI-LTGF/PART B)


will realize a profit from a closing sale transaction if the price received on the transaction is more than the premium paid to purchase the original call option; the Fund will realize a loss from a closing sale transaction if the price received on the transaction is less than the premium paid to purchase the original call option.

           Although the Fund will generally purchase only those call options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an Exchange will exist for any particular option, or at any particular time, and for some options no secondary market on a Exchange may exist. In such event, it may not be possible to effect closing transactions in particular options, with the results that the Fund would have to exercise its options in order to realize any profit and would incur brokerage commissions upon the exercise of such options and upon the subsequent disposition of the underlying securities acquired through the exercise of such options. Further, unless the price of the underlying security changes sufficiently, a call option purchased by the Fund may expire without any value to the Fund.

           C. PURCHASING PUT OPTIONS--The Fund may invest up to 2% of its total assets in the purchase of put options. The Fund will, at all times during which it holds a put option, own the security covered by such option.

           The Fund intends to purchase put options in order to protect against a decline in the market value of the underlying security below the exercise price less the premium paid for the option ("protective puts"). The ability to purchase put options will allow the Fund to protect an unrealized gain in an appreciated security in its portfolio without actually selling the security.
If the security does not drop in value, the Fund will lose the value of the premium paid. The Fund may sell a put option which it has previously purchased prior to the sale of the securities underlying such option. Such sales will result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put option which is sold.

           The Fund may sell a put option purchased on individual portfolio securities. Additionally, the Fund may enter into closing sale transactions.
A closing sale transaction is one in which the Fund, when it is the holder of an outstanding option, liquidates its position by selling an option of the same series as the option previously purchased.

           D. WRITING PUT OPTIONS--The Fund may also write put options on a secured basis which means that the Fund will maintain in a segregated account with its custodian, cash or U.S. government securities in an amount not less than the exercise price of the option at all times during the option period. The amount of cash or U.S. government securities held in the segregated account will be adjusted on a daily basis to reflect changes in the market value of the securities covered by the put option written by the Fund. Secured put options will generally be written in circumstances where the Manager wishes to purchase the underlying security for the Fund's portfolio at a price lower than the current market price of the security. In such event, the Fund would write a secured put option at an exercise price which, reduced by the premium received on the option, reflects the lower price it is willing to pay.

           Following the writing of a put option, the Fund may wish to terminate the obligation to buy the security underlying the option by effecting a closing purchase transaction. This is accomplished by buying an option of the same series as the option previously written. The Fund may not, however, effect such a closing transaction after it has been notified of the exercise of the option.

           FUTURES--Futures contracts are agreements for the purchase or sale for future delivery of securities. While futures contracts provide for the delivery of securities, deliveries usually do not occur. Contracts are generally terminated by entering into an offsetting transaction. When the Fund enters into a futures transaction, it must deliver to the futures commission merchant selected by the Fund an amount referred to as "initial margin." This amount is maintained by the futures commission merchant in an account at the Fund's custodian bank. Thereafter, a "variation margin" may be paid by the Fund to, or drawn by the Fund from, such account in accordance with controls set for such account, depending upon changes in the price of the underlying securities subject to the futures contract.

(SAI-LTGF/PART B)


           In addition, when the Fund engages in futures transactions, to the extent required by the Securities and Exchange Commission, it will maintain with its custodian, assets in a segregated account to cover its obligations with respect to such contracts, which assets will consist of cash, cash equivalents or high quality debt securities from its portfolio in an amount equal to the difference between the fluctuating market value of such futures contracts and the aggregate value of the margin payments made by the Fund with respect to such futures contracts.

           The Fund may enter into such futures contracts to protect against the adverse effects of fluctuations in interest rates without actually buying or selling such securities. Similarly, when it is expected that interest rates may decline, futures contracts may be purchased to hedge in anticipation of subsequent purchases of government securities at higher prices.


           With respect to options on futures contracts, when the Fund is not fully invested, it may purchase a call option on a futures contract to hedge against a market advance due to declining interest rates. The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the securities which are deliverable upon exercise of the futures contract. If the futures price at the expiration of the option is below the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the portfolio holdings. The writing of a put option on a futures contract constitutes a partial hedge against increasing prices of the securities which are deliverable upon exercise of the futures contract. If the futures price at expiration of the option is higher than the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any increase in the price of government securities which the Fund intends to purchase.


           If a put or call option the Fund has written is exercised, the Fund will incur a loss which will be reduced by the amount of the premium it receives. Depending on the degree of correlation between the value of its portfolio securities and changes in the value of its futures positions, the Fund's losses from existing options on futures may, to some extent, be reduced or increased by changes in the value of portfolio securities. The Fund will purchase a put option on a futures contract to hedge the Fund's portfolio against the risk of rising interest rates.

           To the extent that interest rates move in an unexpected direction, the Fund may not achieve the anticipated benefits of futures contracts or options on futures contracts or may realize a loss. For example, if the Fund is hedged against the possibility of an increase in interest rates which would adversely affect the price of government securities held in its portfolio and interest rates decrease instead, the Fund will lose part or all of the benefit of the increased value of its government securities which it has because it will have offsetting losses in its futures position. In addition, in such situations, if the Fund had insufficient cash, it may be required to sell government securities from its portfolio to meet daily variation margin requirements. Such sales of government securities may, but will not necessarily, be at increased prices which reflect the rising market. The Fund may be required to sell securities at a time when it may be disadvantageous to do so.

           Further, with respect to options on futures contracts, the Fund may seek to close out an option position by writing or buying an offsetting position covering the same securities or contracts and have the same exercise price and expiration date. The ability to establish and close out positions on options will be subject to the maintenance of a liquid secondary market, which cannot be assured.

           CORPORATE DEBT--The Fund may invest in corporate notes and bonds rated A or above. Excerpts from Moody's Investors Service, Inc. ("Moody's") description of those categories of bond ratings: Aaa--judged to be the best quality. They carry the smallest degree of investment risk; Aa--judged to be of high quality by all standards; A--possess favorable attributes and are considered "upper medium" grade obligations.

           Excerpts from Standard & Poor's Ratings Group ("S&P") description of those categories of bond ratings: AAA- -highest grade obligations. They possess the ultimate degree of protection as to principal and interest; AA--also qualify

(SAI-LTGF/PART B)


as high grade obligations, and in the majority of instances differ from AAA issues only in a small degree; A--strong ability to pay interest and repay principal although more susceptible to changes in circumstances.

           COMMERCIAL PAPER--The Fund may invest in short-term promissory notes issued by corporations which at the time of purchase are rated P-1 and/or A-1. Commercial paper ratings P-1 by Moody's and A-1 by S&P are the highest investment grade category.

           BANK OBLIGATIONS--The Fund may invest in certificates of deposit, bankers' acceptances and other short-term obligations of U.S. commercial banks and their overseas branches and foreign banks of comparable quality, provided each such bank combined with its branches has total assets of at least one billion dollars. Any obligations of foreign banks shall be denominated in U.S. dollars. Obligations of foreign banks and obligations of overseas branches of U.S. banks are subject to somewhat different regulations and risks than those of U.S. domestic banks. In particular, a foreign country could impose exchange controls which might delay the release of proceeds from that country. Such deposits are not covered by the Federal Deposit Insurance Corporation. Because of conflicting laws and regulations, an issuing bank could maintain that liability for an investment is solely that of the overseas branch which could expose the Fund to a greater risk of loss. The Fund will only buy short-term instruments in nations where these risks are minimal. The Fund will consider these factors along with other appropriate factors in making an investment decision to acquire such obligations and will only acquire those which, in the opinion of management, are of an investment quality comparable to other debt securities bought by the Fund.

PORTFOLIO LOAN TRANSACTIONS
           The Fund may loan up to 25% of its assets to qualified broker/dealers or institutional investors for their use relating to short sales or other security transactions.

           It is the understanding of the Manager that the staff of the Commission permits portfolio lending by registered investment companies if certain conditions are met. These conditions are as follows: 1) each transaction must have 100% collateral in the form of cash, short-term U.S. government securities, or irrevocable letters of credit payable by banks acceptable to the Fund from the borrower; 2) this collateral must be valued daily and should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund; 3) Limited-Term Funds, Inc. must be able to terminate the loan after notice, at any time; 4) the Fund must receive reasonable interest on any loan, and any dividends, interest or other distributions on the lent securities, and any increase in the market value of such securities; 5) the Fund may pay reasonable custodian fees in connection with the loan; and 6) the voting rights on the lent securities may pass to the borrower; however, if the directors of Limited-Term Funds, Inc. know that a material event will occur affecting an investment loan, they must either terminate the loan in order to vote the proxy or enter into an alternative arrangement with the borrower to enable the directors to vote the proxy.

           The major risk to which the Fund would be exposed on a loan transaction is the risk that the borrower would go bankrupt at a time when the value of the security goes up. Therefore, the Fund will only enter into loan arrangements after a review of all pertinent facts by the Manager, under the supervision of the Board of Directors, including the creditworthiness of the borrowing broker, dealer or institution and then only if the consideration to be received from such loans would justify the risk. Creditworthiness will be monitored on an ongoing basis by the Manager.

(SAI-LTGF/PART B)


ACCOUNTING AND TAX ISSUES

           The following supplements the information in the Classes' Prospectuses under the heading Taxes.

           When the Fund writes a call option, an amount equal to the premium received by it is included in the Fund's assets and liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently "marked to market" to reflect the current market value of the option written. The current market value of a written option is the last sale price on the principal Exchange on which such option is traded or, in the absence of a sale, the mean between the last bid and asked prices. If an option which the Fund has written expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of the closing transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. Any such gain or loss is a short-term capital gain or loss for federal income tax purposes. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received.

           The premium paid by the Fund for the purchase of a put option is recorded in the section of the Fund's assets and liabilities as an investment and subsequently adjusted daily to the current market value of the option. For example, if the current market value of the option exceeds the premium paid, the excess would be unrealized appreciation and, conversely, if the premium exceeds the current market value, such excess would be unrealized depreciation. If a put option which the Fund has purchased expires on the stipulated expiration date, the Fund realizes a long- or short-term capital loss for federal income tax purposes in the amount of the cost of the option. If the Fund sells the put option, it realizes a long- or short-term capital gain or loss, depending on whether the proceeds from the sale are greater or less than the cost of the option. If the Fund exercises a put option, it realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. However, since the purchase of a put option is treated as a short sale for federal income tax purposes, the holding period of the underlying security will be affected by such a purchase.

           The initial margin deposits made when entering into futures contracts are recognized as assets due from the broker. During the period the futures contract is open, changes in the value of the contract will be reflected at the end of each day.

           Regulated futures contracts held by the Fund at the end of each fiscal year will be required to be "marked to market" for federal income tax purposes. Any unrealized gain or loss on futures contracts will therefore be recognized and deemed to consist of 60% long-term capital gain or loss and 40% short-term capital gain or loss. Therefore, adjustments are made to the tax basis in the futures contract to reflect the gain or loss recognized at year end.

           The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund must meet several requirements to maintain its status as a regulated investment company. Among these requirements is that not more than 30% of the Fund's gross income be derived from gains from the sale or other disposition of securities held for less than three months. This requirement may restrict the Fund in its ability to write covered call options on securities which it has held less than three months, to write options which expire in less than three months, to sell securities which have been held less than three months, and to effect closing purchase transactions with respect to options which have been written less than three months prior to such transactions. Consequently, in order to avoid realizing a gain within the three-month period, the Fund may be required to defer the closing out of a contract beyond the time when it might otherwise be advantageous to do so. The Fund may also be restricted in the sale of purchased put options and the purchase of put options for the purpose of hedging underlying securities because of the application of the short sale holding period rules with respect to such underlying securities.

(SAI-LTGF/PART B)


PERFORMANCE INFORMATION


           From time to time, the Fund may state total return for each Class in advertisements and other types of literature. Any statements of total return performance data for a Class will be accompanied by information on the average annual compounded rate of return for that Class over, as relevant, the most recent one-, five- and ten-year (or life of fund, if applicable) periods. The Fund may also advertise aggregate and average compounded return information of each Class over additional periods of time.


           In presenting performance information for Class A Shares, the Limited CDSC, applicable only to certain redemptions of those shares, will not be deducted from any computations of total return. See the Prospectus for the Fund Classes for a description of the Limited CDSC and the limited instances in which it applies. All references to a CDSC in this Performance Information section will apply to Class B Shares or Class C Shares.



           Total return performance of each Class will reflect the appreciation or depreciation of principal, reinvestment of income and any capital gains distributions paid during any indicated period, and the impact of the maximum front-end sales charge or CDSC, if any, paid on the illustrated investment amount, annualized. The results will not reflect any income taxes, if applicable, payable by shareholders on the reinvested distributions included in the calculations. As securities prices fluctuate, an illustration of past performance should not be considered as representative of future results.


           The average annual total rate of return for each Class is based on a hypothetical $1,000 investment that includes capital appreciation and depreciation during the stated periods. The following formula will be used for the actual computations:

                                       n
                                  P(1+T) = ERV

     Where:           P   =   a hypothetical initial purchase
                              order of $1,000 from which, in
                              the case of only Class A
                              Shares, the maximum front-end
                              sales charge is deducted;

                      T   =   average annual total return;

                      n   =   number of years;

                    ERV   =   redeemable value of the
                              hypothetical $1,000 purchase at
                              the end of the period after the
                              deduction of the applicable
                              CDSC, if any, with respect to
                              Class B Shares and Class C
                              Shares.


        Aggregate or cumulative total return is calculated in a similar manner, except that the results are not annualized. Each calculation assumes the maximum front-end sales charge, if any, is deducted from the initial $1,000 investment at the time it is made with respect to Class A Shares and that all distributions are reinvested at net asset value, and, with respect to Class B Shares and Class C Shares, reflects the deduction of the CDSC that would be applicable upon complete redemption of such shares. In addition, the Fund may present total return information that does not reflect the deduction of the maximum front-end sales charge or any applicable CDSC.



        The performance of Class A Shares and the Institutional Class of the Fund, as shown below, is the average annual total return quotations through December 31, 1996, computed as described above.



        The average annual total return for Class A Shares at offer reflects the maximum front-end sales charge of 3.00% paid on the purchase of shares. The average annual total return for Class A Shares at net asset value (NAV) does not reflect the payment of any front-end sales charge.

(SAI-LTGF/PART B)


        Pursuant to applicable regulation, total return shown for the Institutional Class for the periods prior to the commencement of operations of such Class is calculated by taking the performance of Class A Shares and adjusting it to reflect the elimination of all front-end sales charges. However, for those periods, no adjustment has been made to eliminate the impact of 12b-1 payments, and performance may have been affected had such an adjustment been made.




        Securities prices fluctuated during the periods covered and past results should not be considered as representative of future performance.


                                                                 AVERAGE ANNUAL TOTAL RETURN

                                                       CLASS A                 CLASS A
                                                       SHARES                  SHARES                 INSTITUTIONAL
                                                    (AT OFFER)(1)            (AT NAV)(1)                  CLASS(1)(2)
                       1 year ended
                       12/31/96                      0.58%                     3.69%                     3.84%

                       3 years ended
                       12/31/96                      2.34%                     3.42%                     3.57%

                       5 years ended
                       12/31/96                      3.59%                     4.23%                     4.38%

                       10 years ended
                       12/31/96                      6.12%                     6.45%                     6.59%

                       Period 11/24/85(3)
                       to 12/31/96                   6.32%                     6.61%                     6.73%


(1) The Manager elected to waive voluntarily the portion of its annual compensation under its Investment Management Agreement with Limited-Term Funds, Inc. on behalf of the Fund to limit operating expenses to 1.00% from the date of the initial public offering through July 31, 1986 and of each class to 0.75% (exclusive of 12b-1 payments with respect to Class A Shares) from February 25, 1991 until December#30, 1992. In the absence of such voluntary waivers, performance would have been affected negatively.

(2)     Date of initial public offering was June 1, 1992.

(3)     Date of initial public offering of Class A Shares.

(SAI-LTGF/PART B)



        The average annual total return for Class B Shares including deferred sales charge reflects the deduction of the applicable CDSC that would be paid if the shares were redeemed on December 31, 1996. The average annual total return for Class B Shares excluding deferred sales charge assumes the shares were not redeemed on December 31, 1996 and therefore does not reflect the deduction of a CDSC.



                                                       AVERAGE ANNUAL TOTAL RETURN

                                                   CLASS B SHARES          CLASS B SHARES
                                                     (INCLUDING              (EXCLUDING
                                                   DEFERRED SALES          DEFERRED SALES
                                                       CHARGE)                 CHARGE)
                       1 year ended
                       12/31/96                       0.87%                    2.81%

                       Period 5/2/94(1)
                       through 12/31/96               3.43%                    3.75%


(1)     Date of initial public offering of Class B Shares.



        The performance shown below for Class C Shares is average annual total return through December 31, 1996. The average annual total return for Class C Shares including deferred sales charge reflects the deduction of the applicable CDSC that would be paid if the shares were redeemed on December 31, 1996. The average annual total return for Class C Shares excluding deferred sales charge assumes the shares were not redeemed on December 31, 1996 and therefore does not reflect the deduction of a CDSC.



                                                         AGGREGATE TOTAL RETURN

                                                   CLASS C SHARES          CLASS C SHARES
                                                     (INCLUDING              (EXCLUDING
                                                   DEFERRED SALES          DEFERRED SALES
                                                       CHARGE)                 CHARGE)
                       1 year ended
                       12/31/96                       1.84%                    2.81%

                       Period 11/29/95(1)
                       through 12/31/96               3.52%                    3.52%



(1)     Date of initial public offering of Class C Shares.

(SAI-LTGF/PART B)


        As stated in the Prospectuses, the Fund may also quote the current yield for each Class in advertisements and investor communications. The yield computation is determined by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period and annualizing the resulting figure, according to the following formula:


                                    a--b     6
                       YIELD = 2[(-------- + 1)  -- 1]
                                     cd


       Where:       a    =   dividends and interest earned during the period;

                    b    =   expenses accrued for the period (net of
                             reimbursements);

                    c    =   the average daily number of shares
                             outstanding during the period that
                             were entitled to receive dividends;

                    d    =   the maximum offering price per share on the last
                             day of the period.


        The above formula will be used in calculating quotations of yield of each Class, based on specified 30-day periods identified in advertising by the Fund. The yields as of December 31, 1996 using this formula were 5.90%, 5.20%, 5.20% and 6.24% for Class A Shares, Class B Shares, Class C Shares and the Institutional Class, respectively. Yield assumes the maximum front-end sales charge, if any, and does not reflect the deduction of any CDSC or Limited CDSC. Actual yield may be affected by variations in front-end sales charges on investments. Past performance, such as is reflected in quoted yields, should not be considered as a representation of the results which may be realized from an investment in any class of the Fund in the future.


        Investors should note that the income earned and dividends paid by the Fund will vary with the fluctuation of interest rates and performance of the portfolio. The net asset value of the fund may change. Unlike money market funds, the Fund invests in longer-term securities that fluctuate in value and do so in a manner inversely correlated with changing interest rates. The Fund's net asset value will tend to rise when interest rates fall. Conversely, the Fund's net asset value will tend to fall as interest rates rise. Normally, fluctuations in interest rates have a greater effect on the prices of longer-term bonds. The value of the securities held in the Fund will vary from day to day and investors should consider the volatility of the Fund's net asset value as well as its yield before making a decision to invest.


        On December 31, 1996, the average effective weighted average portfolio maturity was 15 years for the Fund.



        From time to time, the Fund may also quote its Classes' actual total return and/or yield performance for each Class in advertising and other types of literature compared to indices or averages of alternative financial products available to prospective investors. For example, the performance comparisons may include the average return of various bank instruments, some of which may carry certain return guarantees offered by leading banks and thrifts as monitored by Bank Rate Monitor, and those of corporate bond and government security price indices of various durations prepared by Lehman Brothers and Salomon Brothers, Inc. These indices are not managed for any investment goal.

        Comparative information on the Consumer Price Index may also be included. The Consumer Price Index, as prepared by the U.S. Bureau of Labor Statistics, is the most commonly used measure of inflation. It indicates the cost fluctuations of a representative group of consumer goods. It does not represent a return from investment.


        Statistical and performance information and various indices compiled and maintained by organizations such as the following may also be used in preparing exhibits comparing certain industry trends and competitive mutual fund performance to comparable activity and performance of the Fund and in illustrating general financial planning principles. From time to time, certain mutual fund performance ranking information, calculated and provided by these

(SAI-LTGF/PART B)


organizations may also be used in the promotion of sales in the Fund. Any indices used are not managed for any investment goal.

        CDA Investment Technologies, Lipper Analytical Services, Inc. and Morningstar, Inc. are performance evaluation services that maintain statistical performance databases, as reported by a diverse universe of independently-managed mutual funds.

        Ibbotson Associates, Inc. is a consulting firm that provides a variety of historical data including total return, capital appreciation and income on the stock market as well as other investment asset classes, and inflation. With their permission, this information will be used primarily for comparative purposes and to illustrate general financial planning principles.

        Interactive Data Corporation is a statistical access service that maintains a database of various international industry indicators, such as historical and current price/earning information, individual equity and fixed-income price and return information.


        Salomon Brothers and Lehman Brothers are statistical research firms that maintain databases of international market, bond market, corporate and government-issued securities of various maturities. This information, as well as unmanaged indices compiled and maintained by these firms, will be used in preparing comparative illustrations. In addition, the performance of multiple indices compiled and maintained by these firms may be combined to create a blended performance result for comparative performances. Generally, the indices selected will be representative of the types of securities in which the Funds may invest and the assumptions that were used in calculating the blended performance will be described.


        Current interest rate and yield information on government debt obligations of various durations, as reported weekly by the Federal Reserve (Bulletin H.15), may also be used. As well, current rate information on municipal debt obligations of various durations, as reported daily by The Bond Buyer, may also be used. The Bond Buyer is published daily and is an industry-accepted source for current municipal bond market information.


        The following table is an example, for purposes of illustration only, of cumulative total return performance for Class A Shares, Class B Shares,
Class C Shares and the Institutional Class through December 31, 1996.    For
these purposes, the calculations assume the reinvestment of any realized securities profits distributions and income dividends paid during the indicated periods. In addition, these calculations, as shown below, reflect maximum sales charges, if any, paid on the purchase or redemption of shares, as applicable, but not any income taxes payable by shareholders on the reinvested distributions included in the calculations. The performance of Class A Shares may also be shown without reflecting the impact of any front-end sales charge. The performance of Class B Shares and Class C Shares is calculated both with the applicable CDSC included and excluded. Pursuant to applicable regulation, total return shown for the Institutional Class for the periods prior to the commencement of operations of such Class is calculated by taking the performance of Class A Shares and adjusting it to reflect the elimination of all sales charges. However, for those periods, no adjustment has been made to eliminate the impact of 12b-1 payments, and performance may have been affected had such an adjustment been made.

(SAI-LTGF/PART B)


        The net asset value of a Class fluctuates so shares, when redeemed, may be worth more or less than the original investment, and a Class' results should not be considered as representative of future performance.


                                                           CUMULATIVE TOTAL RETURN
                                                       CLASS A                INSTITU-
                                                      SHARES(1)                TIONAL
                                                     (AT OFFER)              CLASS(1)(2)
                       3 months ended
                       12/31/96                      (1.34%)                   1.74%

                       6 months ended
                       12/31/96                      (0.01%)(4)                3.14%

                       9 months ended
                       12/31/96                       0.36%                    3.63%

                       1 year ended
                       12/31/96                       0.58%                    3.84%

                       3 years ended
                       12/31/96                       7.34%                   11.10%

                       5 years ended
                       12/31/96                      19.28%                   23.92%

                       10 years ended
                       12/31/96                      81.18%                   89.24%

                       Period
                       11/24/85(3)
                       through
                       12/31/96                      97.40%                  106.15%



(1) The Manager elected to waive voluntarily the portion of its annual compensation under its Investment Management Agreement with Limited-Term Funds, Inc. on behalf of the Fund to limit operating expenses to 1.00% from the date of the initial public offering through July 31, 1986 and of each class to .75% (exclusive of 12b-1 payments with respect to the Class A Shares) from February 25, 1991 until December#30, 1992. In the absence of such voluntary waivers, performance would have been affected negatively.


(2)     Date of initial public offering was June 1, 1992.

(3)     Date of initial public offering of Class A Shares.


(4) For the six months ended December 31, 1996, cumulative total return for Class A Shares at net asset value was 3.06%.

(SAI-LTGF/PART B)



                                                   CLASS B SHARES          CLASS B SHARES
                                                     (INCLUDING              (EXCLUDING
                                                   DEFERRED SALES          DEFERRED SAlES
                                                       CHARGE)                 CHARGE)
                       3 months ended
                       12/31/96                      (0.52%)                   1.48%

                       6 months ended
                       12/31/96                       0.63%                    2.62%

                       9 months ended
                       12/31/96                       0.89%                    2.86%

                       1 year ended
                       12/31/96                       0.87%                    2.81%

                       Period 5/2/94(1)
                       through 12/31/96               9.41%                   10.34%


(1)     Date of initial public offering of Class B Shares.



                                                   CLASS C SHARES          CLASS C SHARES
                                                     (INCLUDING              (EXCLUDING
                                                   DEFERRED SALES          DEFERRED SAlES
                                                       CHARGE)                 CHARGE)
                       3 months ended
                       12/31/96                       0.48%                    1.48%

                       6 months ended
                       12/31/96                       1.62%                    2.62%

                       9 months ended
                       12/31/96                       1.87%                    2.86%

                       1 year ended
                       12/31/96                       1.84%                    2.81%

                       Period 11/29/95(1)
                       through 12/31/96               3.85%                    3.85%



(1)     Date of initial public offering of Class C Shares.

(SAI-LTGF/PART B)


        Because every investor's goals and risk threshold are different, the Distributor, as distributor for the Fund and other mutual funds in the Delaware Group, will provide general information about investment alternatives and scenarios that will allow investors to assess their personal goals. This information will include general material about investing as well as materials reinforcing various industry-accepted principles of prudent and responsible financial planning. One typical way of addressing these issues is to compare an individual's goals and the length of time the individual has to attain these goals to his or her risk threshold. In addition, the Distributor will provide information that discusses the Manager's overriding investment philosophy and how that philosophy impacts the Fund's, and other Delaware Group funds', investment disciplines employed in seeking their objectives. The Distributor may also from time to time cite general or specific information about the institutional clients of the Manager, including the number of such clients serviced by the Manager.


DOLLAR-COST AVERAGING
        For many people, deciding when to invest can be a difficult decision. Security prices tend to move up and down over various market cycles and logic says to invest when prices are low. However, even experts can't always pick the highs and the lows. By using a strategy known as dollar-cost averaging, you schedule your investments ahead of time. If you invest a set amount on a regular basis, that money will always buy more shares when the price is low and fewer when the price is high. You can choose to invest at any regular interval--for example, monthly or quarterly--as long as you stick to your regular schedule. Dollar-cost averaging looks simple and it is, but there are important things to remember.


        Dollar-cost averaging works best over longer time periods, and it doesn't guarantee a profit or protect against losses in declining markets. If you need to sell your investment when prices are low, you may not realize a profit no matter what investment strategy you utilize. That's why dollar-cost averaging can make sense for long-term goals. Since the potential success of a dollar-cost averaging program depends on continuous investing, even through periods of fluctuating prices, you should consider your dollar-cost averaging program a long-term commitment and invest an amount you can afford and probably won't need to withdraw. Delaware Group offers three services -- Automatic Investing Program, Direct Deposit Program and the Wealth Builder Option -- that can help to keep your regular investment program on track. See Investing by Electronic Fund Transfer - Direct Deposit Purchase Plan and Automatic Investing Plan under Investment Plans and Wealth Builder Option under Investment Plans for a complete description of these services including restrictions or limitations.


        The example below illustrates how dollar-cost averaging can work. In a fluctuating market, the average cost per share over a period of time will be lower than the average price per share for the same time period.


                                                                                         NUMBER
                                      INVESTMENT              PRICE PER                 OF SHARES
                                        AMOUNT                  SHARE                   PURCHASED
                                      ----------              ---------                 ---------
                      Month 1           $100                    $10.00                     10
                      Month 2           $100                    $12.50                      8
                      Month 3           $100                     $5.00                     20
                      Month 4           $100                    $10.00                     10
                      --------------------------------------------------------------------------
                                        $400                    $37.50                     48


           Total Amount Invested:  $400
           Total Number of Shares Purchased:  48
           Average Price Per Share:  $9.38 ($37.50/4)
           Average Cost Per Share:  $8.33 ($400/48 shares)

           This example is for illustration purposes only. It is not intended to represent the actual performance of the Fund.

(SAI-LTGF/PART B)


THE POWER OF COMPOUNDING
           When you opt to reinvest your current income for additional Fund shares, your investment is given yet another opportunity to grow. It's called the Power of Compounding and the following chart illustrates just how powerful it can be.

COMPOUNDED RETURNS
           Results at various assumed fixed rates of return on a $10,000 investment compounded monthly for 10 years:


                                                    7%        8%        9%
                                                    Rate of   Rate of   Rate of
                                                    Return    Return    Return
                                                    -------   -------   -------

                                   1 year           $10,723   $10,830   $10,938
                                  2 years           $11,498   $11,729   $11,964
                                  3 years           $12,330   $12,702   $13,086
                                  4 years           $13,221   $13,757   $14,314
                                  5 years           $14,177   $14,898   $15,657
                                  6 years           $15,201   $16,135   $17,126
                                  7 years           $16,300   $17,474   $18,732
                                  8 years           $17,479   $18,924   $20,489
                                  9 years           $18,743   $20,495   $22,411
                                 10 years           $20,098   $22,196   $24,514


           These figures are calculated assuming a fixed constant investment return and assume no fluctuation in the value of principal. These figures, which do not reflect payment of applicable taxes or sales charges, are not intended to be a projection of investment results and do not reflect the actual performance results of any of the Classes.

(SAI-LTGF/PART B)


TRADING PRACTICES AND BROKERAGE

           Portfolio transactions are executed by the Manager on behalf of the Fund in accordance with the standards described below.

           Brokers, dealers and banks are selected to execute transactions for the purchase or sale of portfolio securities on the basis of the Manager's judgment of their professional capability to provide the service. The primary consideration is to have brokers, dealers or banks execute transactions at best price and execution. Best price and execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order and other factors affecting the overall benefit obtained by the account on the transaction. Trades are generally made on a net basis where securities are either bought or sold directly from or to a broker, dealer or bank. In these instances, there is no direct commission charged, but there is a spread (the difference between the buy and sell price) which is the equivalent of a commission. When a commission is paid, the Fund pays reasonably competitive brokerage commission rates based upon the professional knowledge of its trading department as to rates paid and charged for similar transactions throughout the securities industry. In some instances, the Fund pays a minimal share transaction cost when the transaction presents no difficulty.

           The Manager may allocate out of all commission business generated by all of the funds and accounts under its management, brokerage business to brokers or dealers who provide brokerage and research services. These services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software and hardware used in security analyses; and providing portfolio performance evaluation and technical market analyses. Such services are used by the Manager in connection with its investment decision-making process with respect to one or more funds and accounts managed by it, and may not be used, or used exclusively, with respect to the fund or account generating the brokerage.


           As provided in the Securities Exchange Act of 1934 and the Fund's Investment Management Agreement, higher commissions are permitted to be paid to broker/dealers who provide brokerage and research services than to broker/dealers who do not provide such services, if such higher commissions are deemed reasonable in relation to the value of the brokerage and research services provided. Although transactions are directed to broker/dealers who provide such brokerage and research services, Limited-Term Funds, Inc. believes that the commissions paid to such broker/dealers are not, in general, higher than commissions that would be paid to broker/dealers not providing such services and that such commissions are reasonable in relation to the value of the brokerage and research services provided. In some instances, services may be provided to the Manager which constitute in some part brokerage and research services used by the Manager in connection with its investment decision-making process and constitute in some part services used by the Manager in connection with administrative or other functions not related to its investment decision-making process. In such cases, the Manager will make a good faith allocation of brokerage and research services and will pay out of its own resources for services used by the Manager in connection with administrative or other functions not related to its investment decision-making process. In addition, so long as no fund is disadvantaged, portfolio transactions which generate commissions or their equivalent are allocated to broker/dealers who provide daily portfolio pricing services to the Fund and to other funds in the Delaware Group. Subject to best price and execution, commissions allocated to brokers providing such pricing services may or may not be generated by the funds receiving the pricing service.


           The Manager may place a combined order for two or more accounts or funds engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. When a combined order is executed in a series of transactions at different prices, each account participating in the order may be allocated an average price obtained from the executing broker. It is believed that the ability of the accounts to participate in volume transactions will generally be beneficial to the accounts and funds. Although it is recognized

(SAI-LTGF/PART B)



that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or fund may obtain, it is the opinion of the Manager and Limited-Term Funds, Inc.'s Board of Directors that the advantages of combined orders outweigh the possible disadvantages of separate transactions.



           Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc. (the "NASD"), and subject to seeking best price and execution, the Manager may place orders with broker/dealers that have agreed to defray certain Fund expenses such as custodian fees, and may, at the request of the Distributor, give consideration to sales of Fund shares as a factor in the selection of brokers and dealers to execute portfolio transactions.


PORTFOLIO TURNOVER
           Portfolio trading will be undertaken principally to accomplish the Fund's objective in relation to anticipated movements in the general level of interest rates, and not for the purpose of realizing capital gains, although capital gains may be realized on certain portfolio transactions. For example, capital gains may be realized when a security is sold (i) so that, provided capital is preserved or enhanced, another security can be purchased to obtain a higher yield, (ii) to take advantage of what the Manager believes to be a temporary disparity in the normal yield relationship between the two securities to increase income or improve the quality of the portfolio, (iii) to purchase a security which the Manager believes is of higher quality than its rating or current market value would indicate, or (iv) when the Manager anticipates a decline in value due to market risk or credit risk. The Fund is free to dispose of portfolio securities at any time, subject to complying with the Internal Revenue Code and the 1940 Act, when changes in circumstances or conditions make such a move desirable in light of the investment objective.
The Fund will not attempt to achieve or be limited to a predetermined rate of portfolio turnover, such a turnover always being incidental to transactions undertaken with a view to achieving the Fund's investment objective.

           Although the Fund trades principally to seek a high level of income and stability of principal and not for profits, the portfolio turnover may be high, particularly if interest rates are volatile. The portfolio turnover rate of the Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the particular fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the particular fiscal year, exclusive of securities whose maturities at the time of acquisition are one year or less.


           During the past two fiscal years ended December 31, 1995 and 1996, the Fund's portfolio turnover rates were 73% and 83%, respectively.

(SAI-LTGF/PART B)


PURCHASING SHARES


          The Distributor serves as the national distributor for the Fund's four classes of shares - Class A Shares, Class B Shares, Class C Shares and the Institutional Class, and has agreed to use its best efforts to sell shares of the Fund. See the Prospectuses for additional information on how to invest. Shares of the Fund are offered on a continuous basis, and may be purchased through authorized investment dealers or directly by contacting Limited-Term Funds, Inc. or the Distributor.



          The minimum initial investment generally is $1,000 for Class A Shares, Class B Shares and Class C Shares. Subsequent purchases of such classes generally must be at least $100. The initial and subsequent minimum investment with respect to Class A Shares will be waived for purchases by officers, directors and employees of any Delaware Group fund, the Manager or any of the Manager's affiliates if the purchases are made pursuant to a payroll deduction program. Shares purchased pursuant to the Uniform Gifts to Minors Act or Uniform Transfers to Minors Act and shares purchased in connection with an Automatic Investing Plan are subject to a minimum initial purchase of $250 and a minimum subsequent purchase of $25. Accounts opened under the Delaware Group Asset Planner service are subject to a minimum initial investment of $2,000 per Asset Planner Strategy selected. There are no minimum purchase requirements for the Institutional Class, but certain eligibility requirements must be satisfied.



          Each purchase of Class B Shares is subject to a maximum purchase limitation of $250,000. For Class C Shares each purchase must be in an amount that is less than $1,000,000. See Investment Plans for purchase limitations applicable to retirement plans. Limited-Term Funds, Inc. will reject any purchase order of more than $250,000 of Class B Shares and $1,000,000 or more of Class C Shares. An investor may exceed these limitations by making cumulative purchases over a period of time. In doing so, an investor should keep in mind, however, that reduced front-end sales charges apply to investments of $100,000 or more in Class A Shares, and that Class A Shares are subject to lower annual 12b-1 Plan expenses than Class B Shares and Class C Shares and generally are not subject to a CDSC.


          Selling dealers are responsible for transmitting orders promptly. Limited-Term Funds, Inc. reserves the right to reject any order for the purchase of the Fund's shares if in the opinion of management such rejection is in the Fund's best interest.


          The NASD has adopted Rules of Fair Practice, as amended, relating to investment company sales charges. Limited-Term Funds, Inc. and the Distributor intend to operate in compliance with these rules.

          Class A Shares are purchased at the offering price which reflects a maximum front-end sales charge of 3.00%; however, lower front-end sales charges apply for larger purchases. See the table below. Class A Shares are also subject to annual 12b-1 Plan expenses.


          Class B Shares are purchased at net asset value and are subject to a CDSC of: (i) 2% if shares are redeemed within two years of purchase; and (ii) 1% if shares are redeemed during the third year following purchase. Class B Shares are also subject to annual 12b-1 Plan expenses which are higher than those to which Class A Shares are subject and are assessed against the Class B Shares for approximately five years after purchase. See Automatic Conversion of Class B Shares under Class of Shares in the Fund Classes' Prospectus.


          Class C Shares are purchased at net asset value and are subject to a CDSC of 1% if shares are redeemed within 12 months following purchase. Class C Shares are also subject to annual 12b-1 Plan expenses for the life of the investment which are equal to those to which Class B Shares are subject.

(SAI-LTGF/PART B)


          Institutional Class shares are purchased at the net asset value per share without the imposition of a front-end or contingent deferred sales charge or 12b-1 Plan expenses. See Determining Offering Price and Net Asset Value and Plans Under Rule 12b-1 for the Fund Classes in this Part B.



          Class A Shares, Class B Shares, Class C Shares and Institutional Class shares represent a proportionate interest in the Fund's assets and will receive a proportionate interest in the Fund's income, before application, as to Class A, Class B and Class C Shares, of any expenses under the Fund's 12b-1 Plans.



          Certificates representing shares purchased are not ordinarily issued unless, in the case of Class A Shares or Institutional Class shares, a shareholder submits a specific request. Certificates are not issued in the case of Class B Shares or Class C Shares. However, purchases not involving the issuance of certificates are confirmed to the investor and credited to the shareholder's account on the books maintained by Delaware Service Company, Inc. (the "Transfer Agent"). The investor will have the same rights of ownership with respect to such shares as if certificates had been issued. An investor that is permitted to obtain a certificate may receive a certificate representing shares purchased by sending a letter to the Transfer Agent requesting the certificate. No charge is assessed by Limited-Term Funds, Inc. for any certificate issued. Investors who hold certificates representing any of their shares may only redeem those shares by written request. The investor's certificate(s) must accompany such request.


ALTERNATIVE PURCHASE ARRANGEMENTS

          The alternative purchase arrangements of Class A Shares, Class B Shares and the Class C Shares permit investors to choose the method of purchasing shares that is most suitable for their needs given the amount of their purchase, the length of time they expect to hold their shares and other relevant circumstances. Investors should determine whether, given their particular circumstances, it is more advantageous to purchase Class A Shares and incur a front-end sales charge and annual 12b-1 Plan expenses of up to a maximum of 0.30% (currently, no more than 0.15% pursuant to Board action) of the average daily net assets of Class A Shares or to purchase either Class B or Class C Shares and have the entire initial purchase amount invested in the Fund with the investment thereafter subject to a CDSC and annual 12b-1 Plan expenses. Class B Shares are subject to a CDSC if the shares are redeemed within three years of purchase, and Class C Shares are subject to a CDSC if the shares are redeemed within 12 months of purchase. Class B and Class C Shares are each subject to annual 12b-1 Plan expenses of up to a maximum of 1% (0.25% of which are service fees to be paid to the Distributor, dealers or others for providing personal service and/or maintaining shareholder accounts) of average daily net assets of the respective Class. Class B Shares will automatically convert to Class A Shares at the end of approximately five years after purchase and, thereafter, be subject to annual 12b-1 Plan expenses of up to a maximum of 0.30% (currently no more than 0.15% pursuant to Board action) of average daily net assets of such shares. Unlike Class B Shares, Class C Shares do not convert to another class.



CLASS A SHARES- LIMITED-TERM GOVERNMENT FUND
          Purchases of $100,000 or more of Class A Shares at the offering price carry reduced front-end sales charges as shown in the accompanying table, and may include a series of purchases over a 13-month period under a Letter of Intention signed by the purchaser. See Special Purchase Features - Class A Shares, below, for more information on ways in which investors can avail themselves of reduced front-end sales charges and other purchase features.

(SAI-LTGF/PART B)





                                  LIMITED-TERM GOVERNMENT FUND A CLASS
-----------------------------------------------------------------------------------------------------
                                                                                      Dealer's
                                   Front-End Sales Charge as % of                   Commission***
       Amount of Purchase             Offering                    Amount               as % of
                                        Price                   Invested**         Offering Price
-----------------------------------------------------------------------------------------------------
Less than $100,000                      3.00%                     3.09%               2.50%
$100,000 but under $250,000             2.50                      2.51                2.00
$250,000 but under $500,000             2.00                      2.06                1.60
$500,000 but under $1,000,000*          1.50                      1.50                1.20


  * There is no front-end sales charge on purchases of $1 million or more of Class A Shares but, under certain limited circumstances, a 1% contingent deferred sales charge may apply upon redemption of such shares. The contingent deferred sales charge ("Limited CDSC") that may be applicable arises only in the case of certain shares that were purchased at net asset value and triggered the payment of a dealer's commission.

 ** Based on the net asset value per share of Class A Shares as of the end of Limited-Term Funds, Inc.'s most recent fiscal year.

*** Financial institutions or their affiliated brokers may receive an agency transaction fee in the percentages set forth above.

-------------------------------------------------------------------------------
          The Fund must be notified when a sale takes place which would qualify for the reduced front-end sales charge on the basis of previous or current purchases. The reduced front-end sales charge will be granted upon confirmation of the shareholder's holdings by the Fund. Such reduced front-end sales charges are not retroactive.

          From time to time, upon written notice to all of its dealers, the Distributor may hold special promotions for specified periods during which the Distributor may reallow to dealers up to the full amount of the front-end sales charge shown above. Dealers who receive 90% or more of the sales charge may be deemed to be underwriters under the Securities Act of 1933.
-------------------------------------------------------------------------------

        Certain dealers who enter into an agreement to provide extra training and information on Delaware Group products and services and who increase sales of Delaware Group funds may receive an additional commission of up to 0.15% of the offering price in connection with sales of Class A Shares. Such dealers must meet certain requirements in terms of organization and distribution capabilities and their ability to increase sales. The Distributor should be contacted for further information on these requirements as well as the basis and circumstances upon which the additional commission will be paid. Participating dealers may be deemed to have additional responsibilities under the securities laws.

(SAI-LTGF/PART B)


DEALER'S COMMISSION
        For initial purchases of Class A Shares of $1,000,000 or more, a dealer's commission may be paid by the Distributor to financial advisers through whom such purchases are effected in accordance with the following schedule:

                                                          DEALER'S COMMISSION
                                                          -------------------
                                                          (AS A PERCENTAGE OF
                  AMOUNT OF PURCHASE                      AMOUNT PURCHASED)
                  ------------------
                  Up to $3 million                        0.60%
                  Next $2 million up to $5 million        0.40
                  Amount over $5 million                  0.20



        In determining a financial adviser's eligibility for the dealer's commission, purchases of Class A Shares of other Delaware Group funds as to which a Limited CDSC applies (See Contingent Deferred Sales Charge for Certain Redemption of Class A Shares Purchased at Net Asset Value under Redemption and Exchange in the Fund Classes' Prospectus) may be aggregated with those of Class A Shares of the Fund. Financial advisers also may be eligible for a dealer's commission in connection with certain purchases made under a Letter of Intention or pursuant to an investor's Right of Accumulation. Financial advisers should contact the Distributor concerning the applicability and calculation of the dealer's commission in the case of combined purchases.


        An exchange from other Delaware Group funds will not qualify for payment of the dealer's commission, unless a dealer's commission or similar payment has not been previously paid on the assets being exchanged. The schedule and program for payment of the dealer's commission are subject to change or termination at any time by the Distributor at its discretion.


CONTINGENT DEFERRED SALES CHARGE - CLASS B SHARES AND CLASS C SHARES
        Class B and Class C Shares are purchased without a front-end sales charge. Class B Shares redeemed within three years of purchase may be subject to a CDSC at the rates set forth below and Class C Shares redeemed within 12 months of purchase may be subject to a CDSC of 1%. CDSCs are charged as a percentage of the dollar amount subject to the CDSC. The charge will be assessed on an amount equal to the lesser of the net asset value at the time of purchase of the shares being redeemed or the net asset value of those shares at the time of redemption. No CDSC will be imposed on increases in net asset value above the initial purchase price, nor will a CDSC be assessed on redemption of shares acquired through reinvestment of dividends or capital gains distributions. See Waiver of Contingent Deferred Sales Charge - Class B and Class C Shares under Redemption and Exchange in the Prospectus for the Fund Classes for a list of the instances in which the CDSC is waived.


        The following table sets forth the rates of the CDSC for the Class B Shares of the Fund:

                                                  CONTINGENT DEFERRED
                                                  SALES CHARGE (AS A
                                                  PERCENTAGE OF
                                                  DOLLAR AMOUNT
                  YEAR AFTER PURCHASE MADE        SUBJECT TO CHARGE)
                  ------------------------        ------------------
                            0-2                             2%
                            3                               1%
                            4 and thereafter                None

During the fourth year after purchase and, thereafter, until converted automatically into Class A Shares, Class B Shares will still be subject to the annual 12b-1 Plan expenses of up to 1% of average daily net assets of those shares. At the end

(SAI-LTGF/PART B)



of approximately five years after purchase, the investor's Class B Shares will be automatically converted into Class A Shares of the Fund. See Automatic Conversion of Class B Shares under Classes of Shares in the Fund Classes' Prospectus. Such conversion will constitute a tax-free exchange for federal income tax purposes. See Taxes in the Prospectus for the Fund Classes.



PLANS UNDER RULE 12b-1 FOR THE FUND CLASSES
        Pursuant to Rule 12b-1 under the 1940 Act, Limited-Term Funds, Inc. has adopted a separate plan for each of Class A Shares, Class B Shares and Class C Shares of the Fund (the "Plans"). Each Plan permits the Fund to pay for certain distribution, promotional and related expenses involved in the marketing of only the class of shares to which the Plan applies. The Plans do not apply to the Institutional Class of shares. Such shares are not included in calculating the Plans' fees, and the Plans are not used to assist in the distribution and marketing of shares of the Institutional Class. Shareholders of the Institutional Class may not vote on matters affecting the Plans.


        The Plans permit the Fund, pursuant to the Distribution Agreement, to pay out of the assets of Class A Shares, Class B Shares and Class C Shares monthly fees to the Distributor for its services and expenses in distributing and promoting sales of shares of such classes. These expenses include, among other things, preparing and distributing advertisements, sales literature and prospectuses and reports used for sales purposes, compensating sales and marketing personnel, and paying distribution and maintenance fees to securities brokers and dealers who enter into agreements with the Distributor. The Plan expenses relating to Class B and Class C Shares are also used to pay the Distributor for advancing the commission costs to dealers with respect to the initial sale of such shares.

        In addition, the Fund may make payments out of the assets of Class A, Class B and Class C Shares directly to other unaffiliated parties, such as banks, who either aid in the distribution of shares of, or provide services to, such classes.


        The maximum aggregate fee payable by the Fund under the Plans, and the Fund's Distribution Agreement, is on an annual basis up to 0.30% of Class A Shares' average daily net assets for the year, and up to 1% (0.25% of which are service fees to be paid to the Distributor, dealers and others for providing personal service and/or maintaining shareholder accounts) of each of the Class B Shares' and the Class C Shares' average daily net assets for the year. Limited-Term Funds, Inc.'s Board of Directors may reduce these amounts at any time. The Distributor has agreed to waive these distribution fees to the extent such fees for any day exceeds the net investment income realized by the Fund Classes for such day.

        On May 21, 1987, the Board of Directors set the fee for Class A Shares, pursuant to its Plan, at 0.15% of average daily net assets. This fee was effective until May 31, 1992. Effective June 1, 1992, the Board of Directors has determined that the annual fee, payable on a monthly basis, under the Plan, will be equal to the sum of: (i) the amount obtained by multiplying 0.10% by the average daily net assets represented by Class A Shares which were originally purchased prior to June 1, 1992 in the Investors Series I class (which was converted into what is now referred to as Class A Shares) on June 1, 1992 pursuant to a Plan of Recapitalization approved by shareholders of the Investors Series I class), and (ii) the amount obtained by multiplying 0.15% by the average daily net assets represented by all other Class A Shares. While this is the method to be used to calculate the 12b-1 fees to be paid by Class A Shares, the fee is a Class expense so that all shareholders regardless of whether they originally purchased or received shares in the Investors Series I class, or in one of the other classes that is now known as Class A Shares will bear 12b-1 expenses at the same rate. While this describes the current formula for calculating the fees which will be payable under the Class A Shares' Plan beginning June 1, 1992, the Plan permits a full 0.30% on all assets of Class A Shares to be paid at any time following appropriate Board approval.


        All of the distribution expenses incurred by the Distributor and others, such as broker/dealers, in excess of the amount paid on behalf of Class A, Class B and Class C Shares would be borne by such persons without any reimbursement from such Fund Classes. Subject to seeking best price and execution, the Fund may, from time to time, buy or sell portfolio securities from or to firms which receive payments under the Plans.

(SAI-LTGF/PART B)


        From time to time, the Distributor may pay additional amounts from its own resources to dealers for aid in distribution or for aid in providing administrative services to shareholders.

        The Plans and the Distribution Agreement, as amended, have been approved by the Board of Directors of Limited- Term Funds, Inc., including a majority of the directors who are not "interested persons" (as defined in the 1940 Act) of Limited-Term Funds, Inc. and who have no direct or indirect financial interest in the Plans, by vote cast in person at a meeting duly called for the purpose of voting on the Plans and such Distribution Agreement. Continuation of the Plans and the Distribution Agreement, as amended, must be approved annually by the Board of Directors in the same manner as specified above.

        Each year, the directors must determine whether continuation of the Plans is in the best interest of shareholders of, respectively, Class A Shares, Class B Shares and Class C Shares and that there is a reasonable likelihood of the Plan relating to a Fund Class providing a benefit to that Class. The Plans and the Distribution Agreement, as amended, may be terminated at any time without penalty by a majority of those directors who are not "interested persons" or by a majority vote of the outstanding voting securities of the relevant Fund Class. Any amendment materially increasing the percentage payable under the Plans must likewise be approved by a majority vote of the outstanding voting securities of the relevant Fund Class, as well as by a majority vote of those directors who are not "interested persons." With respect to the Class A Shares' Plan, any material increase in the maximum percentage payable thereunder must be approved by a majority of the outstanding voting Class B Shares. Also, any other material amendment to the Plans must be approved by a majority vote of the directors, including a majority of the noninterested directors of Limited-Term Funds, Inc. having no interest in the Plans. In addition, in order for the Plans to remain effective, the selection and nomination of directors who are not "interested persons" of Limited-Term Funds, Inc. must be effected by the directors who themselves are not "interested persons" and who have no direct or indirect financial interest in the Plans. Persons authorized to make payments under the Plans must provide written reports at least quarterly to the Board of Directors for their review.


        For the fiscal year ended December 31, 1996, payments from the Class A Shares, Class B Shares and Class C Shares amounted to $818,441, $128,911 and $13,901, respectively. Such amounts were used for the following purposes:



                                    Class A Shares      Class B Shares      Class C Shares
Advertising                               ---                   ---                 ---
Annual/Semi-Annual Reports            $11,056                   ---                 ---
Broker Trails                        $730,959               $19,224                 ---
Broker Sales Charges                      ---               $70,077             $13,166
Dealer Service Expenses                   ---                $1,494                  $3
Interest on Broker Sales Charges          ---               $20,159                $732
Commissions to Wholesalers            $23,526                $9,064                 ---
Promotional-Broker Meetings           $26,671                $1,009                 ---
Promotional-Other                      $9,697                   ---                 ---
Prospectus Printing                    $9,235                   ---                 ---
Telephone                              $3,345                  $444                 ---
Wholesaler Expenses                    $3,952                $7,440                 ---
Other                                     ---                   ---                 ---


        The staff of the Securities and Exchange Commission ("SEC") has proposed amendments to Rule 12b-1 and other related regulations that could impact Rule 12b-1 Distribution Plans. Limited-Term Funds, Inc. intends to amend the Plans, if necessary, to comply with any new rules or regulations the SEC may adopt with respect to Rule 12b-1.

(SAI-LTGF/PART B)

OTHER PAYMENTS TO DEALERS - CLASS A, CLASS B AND CLASS C SHARES
        From time to time at the discretion of the Distributor, all registered broker/dealers whose aggregate sales of the Fund Classes exceed certain limits as set by the Distributor, may receive from the Distributor an additional payment of up to 0.25% of the dollar amount of such sales. The Distributor may also provide additional promotional incentives or payments to dealers that sell shares of the Delaware Group of funds. In some instances, these incentives or payments may be offered only to certain dealers who maintain, have sold or may sell certain amounts of shares.


        Payment to dealers made in connection with seminars, conferences or contests relating to the promotion of Fund shares may be in an amount up to
100% of the expenses incurred or awards made.   The Distributor may also pay a
portion of the expense of preapproved dealer advertisements promoting the sale of Delaware Group fund shares.


SPECIAL PURCHASE FEATURES - CLASS A SHARES

BUYING CLASS A SHARES AT NET ASSET VALUE
        Class A Shares may be purchased without a front-end sales charge under the Dividend Reinvestment Plan and, under certain circumstances, the Exchange Privilege and the 12-Month Reinvestment Privilege.


        Current and former officers, directors and employees of Limited-Term Funds, Inc., any other fund in the Delaware Group, the Manager, the Manager's affiliates, or any of the Manager's affiliates that may in the future be created, legal counsel to the funds, and registered representatives and employees of broker/dealers who have entered into Dealer's Agreements with the Distributor may purchase Class A Shares of the Fund and any of the other funds in the Delaware Group, including any fund that may be created, at the net asset value per share. Family members of such persons at their direction, and any employee benefit plan established by any of the foregoing funds, corporations, counsel or broker/dealers may also purchase shares at net asset value.



        Purchases of Class A Shares may also be made by clients of registered representatives of an authorized investment dealer at net asset value within 12 months after the registered representative changes employment, if the purchase is funded by proceeds from an investment where a front-end sales charge, contingent deferred sales charge or other sales charges has been assessed. Purchases of Class A Shares may also be made at net asset value by bank employees that provide services in connection with agreements between the bank and unaffiliated brokers or dealers concerning sales of Delaware Group funds. In addition, purchases of Class A Shares may be made by financial institutions investing for the account of their trust customers when they are not eligible to purchase shares of the Fund's Institutional Class. Officers, directors and key employees of institutional clients of the Manager, or any of its affiliates, may purchase Class A Shares at net asset value. Moreover, purchases may be effected at net asset value for the benefit of the clients of brokers, dealers and registered investment advisers affiliated with a broker or dealer, if such broker, dealer or investment adviser has entered into an agreement with the Distributor providing specifically for the purchase of Class A Shares in connection with special investment products, such as wrap accounts or similar fee based programs. Such purchasers are required to sign a letter stating that the purchase is for investment only and that the securities may not be resold except to the issuer. Such purchasers may also be required to sign or deliver such other documents as Limited-Term Funds, Inc. may reasonably require to establish eligibility for purchase at net asset value.


        Investments in Class A Shares made by plan level and/or participant retirement accounts that are for the purpose of repaying a loan taken from such accounts will be made at net asset value. Loan repayments made to a Delaware Group account in connection with loans originated from accounts previously maintained by another investment firm will also be invested at net asset value.


        Limited-Term Funds, Inc. must be notified in advance that the trade qualifies for purchase at net asset value.


LETTER OF INTENTION

        The reduced front-end sales charges described above with respect to Class A Shares are also applicable to the aggregate amount of purchases made within a 13-month period pursuant to a written Letter of Intention provided by the

(SAI-LTGF/PART B)


Distributor and signed by the purchaser, and not legally binding on the signer or Limited-Term Funds, Inc., which provides for the holding in escrow by the Transfer Agent of 5% of the total amount of Class A Shares intended to be purchased until such purchase is completed within the 13-month period. A Letter of Intention may be dated to include shares purchased up to 90 days prior to the date the Letter is signed. The 13-month period begins on the date of the earliest purchase. If the intended investment is not completed, except as noted below, the purchaser will be asked to pay an amount equal to the difference between the front-end sales charge on Class A Shares purchased at the reduced rate and the front-end sales charge otherwise applicable to the total shares purchased. If such payment is not made within 20 days following the expiration of the 13-month period, the Transfer Agent will surrender an appropriate number of the escrowed shares for redemption in order to realize the difference. Such purchasers may include the value (at offering price at the level designated in their Letter of Intention) of all their shares of the Fund and of any class of any of the other mutual funds in the Delaware Group (except shares of any Delaware Group fund which do not carry a front-end sales charge or CDSC or Limited CDSC, other than shares of Delaware Group Premium Fund, Inc. beneficially owned in connection with the ownership of variable insurance products, unless they were acquired through an exchange from a Delaware Group fund which carried a front-end sales charge, CDSC or Limited CDSC) previously purchased and still held as of the date of their Letter of Intention toward the completion of such Letter.


        Employers offering a Delaware Group retirement plan may also complete a Letter of Intention to obtain a reduced front-end sales charge on investments of Class A Shares made by the plan. The aggregate investment level of the Letter of Intention will be determined and accepted by the Transfer Agent at the point of plan establishment. The level and any reduction in front-end sales charge will be based on actual plan participation and the projected investments in Delaware Group funds that are offered with a front-end sales charge, CDSC or Limited CDSC for a 13-month period. The Transfer Agent reserves the right to adjust the signed Letter of Intention based on this acceptance criteria. The 13-month period will begin on the date this Letter of Intention is accepted by the Transfer Agent. If actual investments exceed the anticipated level and equal an amount that would qualify the plan for further discounts, any front-end sales charges will be automatically adjusted. In the event this Letter of Intention is not fulfilled within the 13-month period, the Plan level will be adjusted (without completing another Letter of Intention) and the employer will be billed for the difference in front-end sales charges due, based on the plan's assets under management at that time. Employers may also include the value (at offering price at the level designated in their Letter of Intention) of all their shares intended for purchase that are offered with a front-end sales charge, CDSC or Limited CDSC of any class. Class B Shares and Class C Shares of the Fund and other Delaware Group funds which offer corresponding classes of shares may also be aggregated for this purpose.

COMBINED PURCHASES PRIVILEGE

        In determining the availability of the reduced front-end sales charge previously set forth with respect to Class A Shares, purchasers may combine the total amount of any combination of Class A Shares, Class B Shares and/or Class C Shares of the Fund, as well as shares of any other class of any of the other Delaware Group funds (except shares of any Delaware Group fund which do not carry a front-end sales charge, CDSC or Limited CDSC, other than shares of Delaware Group Premium Fund, Inc. beneficially owned in connection with the ownership of variable insurance products, unless they were acquired through an exchange from a Delaware Group fund which carried a front-end sales charge, CDSC or Limited CDSC).


        The privilege also extends to all purchases made at one time by an individual; or an individual, his or her spouse and their children under 21; or a trustee or other fiduciary of trust estates or fiduciary accounts for the benefit of such family members (including certain employee benefit programs).

RIGHT OF ACCUMULATION
        In determining the availability of the reduced front-end sales charge with respect to Class A Shares, purchasers may also combine any subsequent purchases of Class A Shares, Class B Shares and Class C Shares of the Fund, as well as shares of any other class of any of the other Delaware Group funds which offer such classes (except shares of any Delaware Group fund which do not carry a front-end sales charge, CDSC or Limited CDSC, other than shares of Delaware Group Premium Fund, Inc. beneficially owned in connection with the ownership of variable insurance products,

(SAI-LTGF/PART B)


unless they were acquired through an exchange from a Delaware Group fund which carried a front-end sales charge, CDSC or Limited CDSC). If, for example, any such purchaser has previously purchased and still holds Class A Shares and/or shares of any other of the classes described in the previous sentence with a value of $40,000 and subsequently purchases $60,000 at offering price of additional shares of Class A Shares, the charge applicable to the $60,000 purchase would currently be 2.50%. For the purpose of this calculation, the shares presently held shall be valued at the public offering price that would have been in effect were the shares purchased simultaneously with the current purchase. Investors should refer to the table of sales charges for Class A Shares to determine the applicability of the Right of Accumulation to their particular circumstances.


12-MONTH REINVESTMENT PRIVILEGE

        Holders of Class A Shares of the Fund (and of Institutional Class shares which were acquired through an exchange from one of the other mutual funds in the Delaware Group offered with a front-end sales charge) who redeem such shares have one year from the date of redemption to reinvest all or part of their redemption proceeds in Class A Shares of the Fund or in Class A Shares of any of the other funds in the Delaware Group, subject to applicable eligibility and minimum purchase requirements, in states where shares of such other funds may be sold, at net asset value without the payment of a front-end sales charge. This privilege does not extend to Class A Shares where the redemption of the shares triggered the payment of a Limited CDSC. Persons investing redemption proceeds from direct investments in mutual funds in the Delaware Group offered without a front-end sales charge will be required to pay the applicable sales charge when purchasing Class A Shares. The reinvestment privilege does not extend to a redemption of either Class B Shares or Class C Shares.



        Any such reinvestment cannot exceed the redemption proceeds (plus any amount necessary to purchase a full share). The reinvestment will be made at the net asset value next determined after receipt of remittance. A redemption and reinvestment could have income tax consequences. It is recommended that a tax adviser be consulted with respect to such transactions. Any reinvestment directed to a fund in which the investor does not then have an account will be treated like all other initial purchases of a fund's shares. Consequently, an investor should obtain and read carefully the prospectus for the fund in which the investment is intended to be made before investing or sending money. The prospectus contains more complete information about the fund, including charges and expenses.


        Investors should consult their financial advisers or the Transfer Agent, which also serves as the Fund's shareholder servicing agent, about the applicability of the Limited CDSC (see Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange in the Fund Classes' Prospectus) in connection with the features described above.

GROUP INVESTMENT PLANS
        Group Investment Plans which are not eligible to purchase shares of the Institutional Class may also benefit from the reduced front-end sales charges for investments in Class A Shares set forth in the table on page 00, based on total plan assets. If a company has more than one plan investing in the Delaware Group of funds, then the total amount invested in all plans would be used in determining the applicable front-end sales charge reduction upon each purchase, both initial and subsequent, upon notification to the Fund at the time of each such purchase. Employees participating in such Group Investment Plans may also combine the investments made in their plan account when determining the applicable front-end sales charge on purchases to non-retirement Delaware Group investment accounts if they so notify the Fund in connection with each purchase.

        For other retirement plans and special services, see Retirement Plans for the Fund Classes under Investment Plans.


THE INSTITUTIONAL CLASS
        The Institutional Class of the Fund is available for purchase only by:
(a) retirement plans introduced by persons not associated with brokers or dealers that are primarily engaged in the retail securities business and rollover individual retirement accounts from such plans; (b) tax-exempt employee benefit plans of the Manager or its affiliates and

(SAI-LTGF/PART B)


securities dealer firms with a selling agreement with the Distributor; (c) institutional advisory accounts of the Manager or its affiliates and those having client relationships with Delaware Investment Advisers, a division of the Manager, or its affiliates and their corporate sponsors, as well as subsidiaries and related employee benefit plans and rollover individual retirement account from such institutional advisory accounts; (d) a bank, trust company or similar financial institution investing for its own account or for the account of its trust customers for whom such financial institution is exercising investment discretion in purchasing shares of the Class, except where the investment is part of a program that requires payment to the financial institution of a Rule 12b-1 Plan fee; and (e) registered investment advisers investing on behalf of clients that consist solely of institutions and high net-worth individuals having at least $1,000,000 entrusted to the adviser for investment purposes, but only if the adviser is not affiliated or associated with a broker or dealer and derives compensation for its services exclusively from its clients for such advisory services.


        Shares of the Institutional Class are available for purchase at net asset value, without the imposition of a front-end or contingent deferred sales charge and are not subject to Rule 12b-1 expenses.

(SAI-LTGF/PART B)


INVESTMENT PLANS


REINVESTMENT PLAN/OPEN ACCOUNT
        Unless otherwise designated by shareholders in writing, dividends from net investment income and distributions from realized securities profits, if any, will be automatically reinvested in additional shares of the respective Fund Class in which an investor has an account (based on the net asset value in effect on the reinvestment date) and will be credited to the shareholder's account on that date. All dividends and distributions of the Institutional Class are reinvested in the accounts of the holders of such shares (based on the net asset value in effect on the reinvestment date). Confirmations of any distributions from realized securities profits will be mailed to shareholders in the first quarter of each fiscal year.



        Under the Reinvestment Plan/Open Account, shareholders may purchase and add full and fractional shares to their plan accounts at any time either through their investment dealers or by sending a check or money order to the Fund and Class in which shares are being purchased. Such purchases, which must meet the minimum subsequent purchase requirements set forth in the Prospectuses and this Part B, are made for Class A Shares at the public offering price, and for the Class B Shares and Class C Shares and the Institutional Classes at the net asset value, at the end of the day of receipt. A reinvestment plan may be terminated at any time. This plan does not assure a profit nor protect against depreciation in a declining market.



REINVESTMENT OF DIVIDENDS IN OTHER DELAWARE GROUP FUNDS
        Subject to applicable eligibility and minimum initial purchase requirements and the limitations set forth below, holders of Class A, Class B and Class C Shares may automatically reinvest their dividends and/or distributions in any of the mutual funds in the Delaware Group, including the Fund, in states where their shares may be sold. Such investments will be made at the net asset value per share at the close of business on the reinvestment date without any front-end sales charge or service fee. The shareholder must notify the Transfer Agent in writing and must have established an account in the fund into which the dividends and/or distributions are to be invested. Any reinvestment directed to a fund in which the investor does not then have an account, will be treated like all other initial purchases of a fund's shares. Consequently, an investor should obtain and read carefully the prospectus for the fund in which the investment is intended to be made before investing or sending money. The prospectus contains more complete information about the fund, including charges and expenses. See also Additional Methods of Adding to Your Investment--Dividend Reinvestment Plan under How to Buy Shares in the Prospectus for the Fund Classes.



        Subject to the following limitations, dividends and/or distributions from other funds in the Delaware Group may be invested in shares of the Fund provided an account has been established. Dividends from Class A Shares may not be directed to Class B Shares or Class C Shares. Dividends from Class B Shares may only be directed to other Class B Shares and dividends from Class C Shares may only be directed to other Class C Shares. See Appendix B --Classes Offered in the Fund Classes' Prospectus for the funds in the Delaware Group that are eligible for investment by holders of Fund shares.


        This option is not available to participants in the following plans:
SAR/SEP, SEP/IRA, Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, 403(b)(7) Deferred Compensation Plans or 457 Deferred Compensation Plans.

INVESTING BY ELECTRONIC FUND TRANSFER
        Direct Deposit Purchase Plan--Investors may arrange for the Fund to accept for investment in Class A, Class B or Class C Shares, through an agent bank, preauthorized government or private recurring payments by Electronic Fund Transfer. This method of investment assures the timely credit to the shareholder's account of payments such as social security, veterans' pension or compensation benefits, federal salaries, Railroad Retirement benefits, private payroll checks, dividends, and disability or pension fund benefits. It also eliminates lost, stolen and delayed checks.

(SAI-LTGF/PART B)


        Automatic Investing Plan--Shareholders of Class A, Class B and Class C Shares may make automatic investments by authorizing, in advance, monthly payments directly from their checking account for deposit into their Fund account. This type of investment will be handled in either of the following ways. (1) If the shareholder's bank is a member of the National Automated Clearing House Association ("NACHA"), the amount of the investment will be electronically deducted from his or her account by Electronic Fund Transfer ("EFT"). The shareholder's checking account will reflect a debit each month at a specified date although no check is required to initiate the transaction. (2) If the shareholder's bank is not a member of NACHA, deductions will be made by preauthorized checks, known as Depository Transfer Checks. Should the shareholder's bank become a member of NACHA in the future, his or her investments would be handled electronically through EFT.


        This option is not available to participants in the following plans:
SAR/SEP, SEP/IRA, Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, 403(b)(7) Deferred Compensation Plans or 457 Deferred Compensation Plans.

                                     * * *


        Initial investments under the Direct Deposit Purchase Plan and the Automatic Investing Plan must be for $250 or more and subsequent investments under such plans must be for $25 or more. An investor wishing to take advantage of either option should contact the Shareholder Service Center at 800-523-1918 for the necessary authorization forms and information. These services can be discontinued by the shareholder at any time without penalty by giving written notice.


        Payments to the Fund from the federal government or its agencies on behalf of a shareholder may be credited to the shareholder's account after such payments should have been terminated by reason of death or otherwise. Any such payments are subject to reclamation by the federal government or its agencies. Similarly, under certain circumstances, investments from private sources may be subject to reclamation by the transmitting bank. In the event of a reclamation, the Fund may liquidate sufficient shares from a shareholder's account to reimburse the government or the private source. In the event there are insufficient shares in the shareholder's account, the shareholder is expected to reimburse the Fund.

DIRECT DEPOSIT PURCHASES BY MAIL

        Shareholders may authorize a third party, such as a bank or employer, to make investments directly to their Fund accounts. The Fund will accept these investments, such as bank-by-phone, annuity payments and payroll allotments, by mail directly from the third party. Investors should contact their employers or financial institutions who in turn should contact Limited-Term Funds, Inc. for proper instructions.



WEALTH BUILDER OPTION
        Shareholders can use the Wealth Builder Option to invest in the Fund Classes through regular liquidations of shares in their accounts in other mutual funds in the Delaware Group. Shareholders of the Fund Classes may elect to invest in one or more of the other mutual funds in the Delaware Group through the Wealth Builder Option. See Wealth Builder Option and Redemption and Exchange in the Prospectus for the Fund Classes.



        Under this automatic exchange program, shareholders can authorize regular monthly investments (minimum of $100 per fund) to be liquidated from their account and invested automatically into other mutual funds in the Delaware Group, subject to the conditions and limitations set forth in the Fund Classes' Prospectus. The investment will be made on the 20th day of each month (or, if the fund selected is not open that day, the next business day) at the public offering price or net asset value, as applicable, of the fund selected on the date of investment. No investment will be made for any month if the value of the shareholder's account is less than the amount specified for investment.



        Periodic investment through the Wealth Builder Option does not insure profits or protect against losses in a declining market. The price of the fund into which investments are made could fluctuate. Since this program involves continuous investment regardless of such fluctuating value, investors selecting this option should consider their financial ability to continue to participate in the program through periods of low fund share prices. This program involves

(SAI-LTGF/PART B)



automatic exchanges between two or more fund accounts and is treated as a purchase of shares of the fund into which investments are made through the program. See Exchange Privilege for a brief summary of the tax consequences of exchanges. Shareholders can terminate their participation at any time by giving written notice to their Fund.



        This option is not available to participants in the following plans:
SAR/SEP, SEP/IRA, Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, 403(b)(7) Deferred Compensation Plans or 457 Deferred Compensation Plans. This option also is not available to shareholders of the Institutional Classes.


RETIREMENT PLANS FOR THE FUND CLASSES
        An investment in the Fund may be suitable for tax-deferred retirement plans. Among the retirement plans noted below, Class B Shares are available for investment only by Individual Retirement Accounts, Simplified Employee Pension Plans, 403(b)(7) Deferred Compensation Plans and 457 Deferred Compensation Plans. The CDSC may be waived on certain redemptions of Class B Shares and Class C Shares. See Waiver of Contingent Deferred Sales Charge - Class B and Class C Shares under Redemption and Exchange in the Prospectus for the Fund Classes for a list of the instances in which the CDSC is waived.

        Each purchase of Class B Shares is subject to a maximum purchase limitation of $250,000 for retirement plans. Each purchase of Class C Shares must be in an amount that is less than $1,000,000 for such plans. The maximum purchase limitations apply only to the initial purchase of shares by the retirement plan.


        Minimum investment limitations generally applicable to other investors do not apply to retirement plans, other than Individual Retirement Accounts, for which there is a minimum initial purchase of $250 and a minimum subsequent purchase of $25 regardless of which class is selected. Retirement plans may be subject to plan establishment fees, annual maintenance fees and/or other administrative or trustee fees. Fees are based upon the number of participants in the plan as well as the services selected. Additional information about fees is included in retirement plan materials. Fees are quoted upon request. Annual maintenance fees may be shared by Delaware Management Trust Company, the Transfer Agent, other affiliates of the Manager and others that provide services to such plans.



        Certain shareholder investment services available to non-retirement plan shareholders may not be available to retirement plan shareholders. Certain retirement plans may qualify to purchase shares of the Institutional Class. See The Institutional Class, above. For additional information on any of the Plans and Delaware's retirement services, call the Shareholder Service Center telephone number.


        IT IS ADVISABLE FOR AN INVESTOR CONSIDERING ANY ONE OF THE RETIREMENT PLANS DESCRIBED BELOW TO CONSULT WITH AN ATTORNEY, ACCOUNTANT OR A QUALIFIED RETIREMENT PLAN CONSULTANT. FOR FURTHER DETAILS, INCLUDING APPLICATIONS FOR ANY OF THESE PLANS, CONTACT YOUR INVESTMENT DEALER OR THE DISTRIBUTOR.

        Taxable distributions from the retirement plans described below may be subject to withholding.

        Please contact your investment dealer or the Distributor for the special application forms required for the plans described below.

(SAI-LTGF/PART B)


PROTOTYPE PROFIT SHARING OR MONEY PURCHASE PENSION PLANS

        Prototype plans are available for self-employed individuals, partnerships and corporations. These plans can be maintained as Section 401(k), profit sharing or money purchase pension plan provisions.
Contributions may be invested only in Class A and Class C Shares.


INDIVIDUAL RETIREMENT ACCOUNT ("IRA")

        A document is available for an individual who wants to establish an IRA and make contributions which may be tax- deductible, even if the individual is already participating in an employer-sponsored retirement plan. Even if contributions are not deductible for tax purposes, as indicated below, earnings will be tax-deferred. In addition, an individual may make contributions on behalf of a spouse who has no compensation for the year or, for years prior to 1997, elects to be treated as having no compensation for the year. Investments in each of the Fund Classes are permissible.



        An individual can contribute up to $2,000 to his or her IRA each year. Contributions may or may not be deductible depending upon the taxpayers adjusted gross income and whether the taxpayer or his or her spouse is an active participant in an employer-sponsored retirement plan. Even if a taxpayer (or his or her spouse) is an active participant in an employer-sponsored retirement plan, the full $2,000 deduction is still available if the taxpayer's adjusted gross income is below $25,000 ($40,000 for taxpayers filing joint returns). A partial deduction is allowed for married couples for years prior to 1997 with incomes between $40,000 and $50,000, and for single individuals with incomes between $25,000 and $35,000. No deductions are available for contributions to IRAs by taxpayers whose adjusted gross income before IRA deductions exceeds $50,000 ($35,000 for singles) and who are active participants in an employer-sponsored retirement plan. Taxpayers who are not allowed deductions on IRA contributions still can make nondeductible IRA contributions of as much as $2,000 for each working spouse ($2,250 for one-income couples for years prior to 1997), and defer taxes on interest or other earnings from the IRAs. Special rules apply for determining the deductibility of contributions made by married individuals filing separate returns.



        Effective for tax years beginning after 1996, one-income couples can contribute up to $2,000 to each spouse's IRA provided the combined compensation of both spouses is at least equal to the total contributions for both spouses. If the working spouse is an active participant in an employer-sponsored retirement plan and earns over $40,000, the maximum deduction limit is reduced in the same way that the limit is reduced for contributions to a non-spousal IRA.


        A company or association may establish a Group IRA for employees or members who want to purchase shares of the Fund. Purchases of $1 million or more of the Class A Shares qualify for purchase at net asset value but may, under certain circumstances, be subject to a Limited CDSC. See Purchasing Shares for information on reduced front-end sales charges applicable to Class A Shares.


        Investments generally must be held in the IRA until age 59 1/2 in order to avoid premature distribution penalties, but distributions generally must commence no later than April 1 of the calendar year following the year in which the participant reaches age 70 1/2. Individuals are entitled to revoke the account, for any reason and without penalty, by mailing written notice of revocation to Delaware Management Trust Company within seven days after the receipt of the IRA Disclosure Statement or within seven days after the establishment of the IRA, except, if the IRA is established more than seven days after receipt of the IRA Disclosure Statement, the account may not be revoked. Distributions from the account (except for the pro-rata portion of any nondeductible contributions) are fully taxable as ordinary income in the year received. Excess contributions removed after the tax filing deadline, plus extensions, for the year in which the excess contributions were made are subject to a 6% excise tax on the amount of excess. Premature distributions (distributions made before age 59 1/2, except for death, disability and certain other limited circumstances) will be subject to a 10% excise tax on the amount prematurely distributed, in addition to the income tax resulting from the distribution. See Alternative Purchase Arrangements -- Class B Shares and Class C Shares under Classes of Shares, Contingent Deferred Sales Charge - Class B Shares and Class C Shares under Classes of Shares, and Waiver of Contingent Deferred Sales Charge - Class B and Class C Shares under Redemption and Exchange in the Fund Classes' Prospectus concerning the applicability of a CDSC upon redemption.

(SAI-LTGF/PART B)



        Effective January 1, 1997, the 10% premature distribution penalty will not apply to distributions from an IRA that are used to pay medical expenses in excess of 7.5% of adjusted gross income or to pay health insurance premiums by an individual who has received unemployment compensation for 12 consecutive weeks.


        See Appendix A for additional IRA information.

SIMPLIFIED EMPLOYEE PENSION PLAN ("SEP/IRA")
        A SEP/IRA may be established by an employer who wishes to sponsor a tax-sheltered retirement program by making contributions on behalf of all eligible employees. Each of the Fund Classes is available for investment by a SEP/IRA.

SALARY REDUCTION SIMPLIFIED EMPLOYEE PENSION PLAN ("SAR/SEP")

        New SAR/SEP plans may not be established after December 31, 1996. In addition, employers must have 25 or fewer eligible employees to maintain an existing SEP/IRA that permits salary deferral contributions. SAR/SEP plans may only invest in Class A Shares and Class C Shares.


PROTOTYPE 401(k) DEFINED CONTRIBUTION PLAN
        Section 401(k) of the Code permits employers to establish qualified plans based on salary deferral contributions. Plan documents are available to enable employers to establish a plan. An employer may also elect to make profit sharing contributions and/or matching contributions with investments in only Class A Shares and Class C Shares or certain other funds in the Delaware Group. Purchases under the Plan may be combined for purposes of computing the reduced front- end sales charge applicable to Class A Shares as set forth in the table on page 00.

DEFERRED COMPENSATION PLAN FOR PUBLIC SCHOOLS AND NON-PROFIT ORGANIZATIONS ("403(b)(7)")
        Section 403(b)(7) of the Code permits public school systems and certain non-profit organizations to use mutual fund shares held in a custodial account to fund deferred compensation arrangements for their employees. A custodial account agreement is available for those employers who wish to purchase any of the Fund Classes in conjunction with such an arrangement. Applicable front-end sales charges with respect to Class A Shares for such purchases are set forth in the table on page 00.

DEFERRED COMPENSATION PLAN FOR STATE AND LOCAL GOVERNMENT EMPLOYEES ("457")
        Section 457 of the Code permits state and local governments, their agencies and certain other entities to establish a deferred compensation plan for their employees who wish to participate. This enables employees to defer a portion of their salaries and any federal (and possibly state) taxes thereon. Such plans may invest in shares of any of the Fund Classes. Although investors may use their own plan, there is available a Delaware Group 457 Deferred Compensation Plan. Interested investors should contact the Distributor or their investment dealers to obtain further information. Applicable front-end sales charges for such purchases of Class A Shares are set forth in the table on page 00.

(SAI-LTGF/PART B)


DETERMINING OFFERING PRICE AND NET ASSET VALUE


        Orders for purchases of Class A Shares are effected at the offering price next calculated by the Fund after receipt of the order by the Fund or its agent. Orders for purchases of Class B Shares, Class C Shares and Institutional Class shares are effected at the net asset value per share next calculated by the Fund in which shares are being purchased after receipt of the order by the Fund or its agent. Selling dealers are responsible for transmitting orders promptly.


        The offering price for Class A Shares consists of the net asset value per share plus any applicable front-end sales charges. Offering price and net asset value are computed as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m., Eastern time) on days when the Exchange is open. The New York Stock Exchange is scheduled to be open Monday through Friday throughout the year except for New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. When the New York Stock Exchange is closed, the Fund will generally be closed, pricing calculations will not be made and purchase and redemption orders will not be processed.

        An example showing how to calculate the net asset value per share and, in the case of Class A Shares, the offering price per share, is included in the Fund's financial statements which are incorporated by reference into this Part B.

        The Fund's net asset value per share is computed by adding the value of all securities and other assets in the portfolio of the Fund, deducting any liabilities and dividing by the number of shares outstanding. Expenses and income are accrued daily. U.S. government and other debt securities are valued at the mean between the last reported bid and asked prices. Options are valued at the last reported sales price or, if no sales are reported, at the mean between the last reported bid and asked prices. Short-term investments having remaining maturities of 60 days or less are valued at amortized cost. All other securities and assets, including non-Exchange-traded options, are valued at fair value as determined in good faith by the Board of Directors of Limited-Term Funds, Inc.


        Each Class of the Fund will bear, pro-rata, all of the common expenses of the Fund. The net asset values of all outstanding shares of each Class of the Fund will be computed on a pro-rata basis for each outstanding share based on the proportionate participation in the Fund represented by the value of shares of that Class. All income earned and expenses incurred by the Fund will be borne on a pro-rata basis by each outstanding share of a Class, based on each Class' percentage in the Fund represented by the value of shares of such Classes, except that the Institutional Class will not incur any of the expenses under the Limited-Term Fund's, Inc.'s 12b-1 Plans and the Class A, Class B and Class C Shares alone will bear the 12b-1 Plan expenses payable under their respective Plans. Due to the specific distribution expenses and other costs that would be allocable to each Class, the dividends paid to each Class of the Fund may vary. However, the net asset value per share of each Class is expected to be equivalent.

(SAI-LTGF/PART B)


REDEMPTION AND REPURCHASE

        Any shareholder may require the Fund to redeem shares by sending a written request, signed by the record owner or owners exactly as the shares are registered, to the Fund at 1818 Market Street, Philadelphia, PA 19103. In addition, certain expedited redemption methods described below are available when stock certificates have not been issued. Certificates are issued for Class A Shares and Institutional Class shares only if a shareholder specifically requests them. Certificates are not issued for Class B Shares or Class C Shares. If stock certificates have been issued for shares being redeemed, they must accompany the written request. For redemptions of $50,000 or less paid to the shareholder at the address of record, the request must be signed by all owners of the shares or the investment dealer of record, but a signature guarantee is not required. When the redemption is for more than $50,000, or if payment is made to someone else or to another address, signatures of all record owners are required and a signature guarantee may be required. Each signature guarantee must be supplied by an eligible guarantor institution. The Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. The Fund may request further documentation from corporations, retirement plans, executors, administrators, trustees or guardians.

        In addition to redemption of Fund shares by the Fund, the Distributor, acting as agent of the Fund, offers to repurchase Fund shares from broker/dealers acting on behalf of shareholders. The redemption or repurchase price, which may be more or less than the shareholder's cost, is the net asset value per share next determined after receipt of the request in good order by the Fund or its agent, subject to any applicable CDSC or Limited CDSC. This is computed and effective at the time the offering price and net asset value are determined. See Determining Offering Price and Net Asset Value. The Fund and the Distributor end their business days at 5 p.m., Eastern time. This offer is discretionary and may be completely withdrawn without further notice by the Distributor.

        Orders for the repurchase of Fund shares which are submitted to the Distributor prior to the close of its business day will be executed at the net asset value per share computed that day (subject to the applicable CDSC or Limited CDSC), if the repurchase order was received by the broker/dealer from the shareholder prior to the time the offering price and net asset value are determined on such day. The selling dealer has the responsibility of transmitting orders to the Distributor promptly. Such repurchase is then settled as an ordinary transaction with the broker/dealer (who may make a charge to the shareholder for this service) delivering the shares repurchased.


        Certain redemptions of Class A Shares purchased at net asset value may result in the imposition of a Limited CDSC. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange in the Prospectus for the Fund Classes. Redemptions of Class B Shares made within three years of purchase are subject to a CDSC of 2% during the first two years of purchase and 1% during the third year of purchase. Class C Shares are subject to a CDSC of 1% if shares are redeemed within 12 months following purchase. See Contingent Deferred Sales Charge--Class B Shares and Class C Shares under Classes of Shares in the Prospectus for the Fund Classes. Except for the applicable CDSC or Limited CDSC and, with respect to the expedited payment by wire described below, for which, in the case of the Fund Classes, there is currently a $7.50 bank wiring cost, neither the Fund nor its Distributor charges a fee for redemptions or repurchases, but such fees could be charged at any time in the future.



        Payment for shares redeemed will ordinarily be mailed the next business day, but in no case later than seven days, after receipt of a redemption request in good order; provided, however, that each commitment to mail or wire redemption proceeds by a certain time, as described below, is modified by the qualifications described in the next paragraph.



        The Fund will process written or telephone redemption requests to the extent that the purchase orders for the shares being redeemed have already been settled. The Fund will honor the redemption requests as to shares for which a check was tendered as payment, but the Fund will not mail or wire the proceeds until it is reasonably satisfied that the check has cleared. This potential delay can be avoided by making investments by wiring Federal Funds.

(SAI-LTGF/PART B)


        If a shareholder has been credited with a purchase by a check which is subsequently returned unpaid for insufficient funds or for any other reason, the Fund will automatically redeem from the shareholder's account the Fund's shares purchased by the check plus any dividends earned thereon. Shareholders may be responsible for any losses to the Fund or to the Distributor.

        In case of a suspension of the determination of the net asset value because the New York Stock Exchange is closed for other than weekends or holidays, or trading thereon is restricted or an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practical, or it is not reasonably practical for the Fund fairly to value its assets, or in the event that the Commission has provided for such suspension for the protection of shareholders, the Fund may postpone payment or suspend the right of redemption or repurchase. In such case, the shareholder may withdraw the request for redemption or leave it standing as a request for redemption at the net asset value next determined after the suspension has been terminated.

        Payment for shares redeemed or repurchased may be made either in cash or in kind, or partly in cash and partly in kind. Any portfolio securities paid or distributed in kind would be valued as described in Determining Offering Price and Net Asset Value. Subsequent sale by an investor receiving a distribution in kind could result in the payment of brokerage commissions. However, Limited-Term Funds, Inc. has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90-day period for any one shareholder.

        The value of the Fund's investments is subject to changing market prices. Thus, a shareholder reselling shares to the Fund may sustain either a gain or loss, depending upon the price paid and the price received for such shares.

SMALL ACCOUNTS
        Before the Fund involuntarily redeems shares from an account that, under the circumstances listed in the relevant Prospectus, has remained below the minimum amounts required by the Fund's Prospectuses and sends the proceeds to the shareholder, the shareholder will be notified in writing that the value of the Fund shares in the account is less than the minimum required and will be allowed 60 days from the date of notice to make an additional investment to meet the required minimum. See The Conditions of Your Purchase under How to Buy Shares in the Fund's Prospectuses. Any redemption in an inactive account established with a minimum investment may trigger mandatory redemption. No CDSC or Limited CDSC will apply to the redemptions described in this paragraph.


CHECKWRITING FEATURE
        Shareholders of the Class A Shares and the Institutional Class holding shares for which certificates have not been issued may request on the investment application that they be provided with special forms of checks which may be issued to redeem their shares by drawing on the Delaware Group Limited-Term Government Funds, Inc.-Limited-Term Government Fund account with CoreStates Bank, N.A. Normally, it takes two weeks from the date the shareholder's initial purchase check clears to receive the ten-check book. The use of any form of check other than the Fund's check will not be permitted unless approved by the Fund. The Checkwriting Feature is not available with respect to the Class B Shares, Class C Shares or for retirement plans.


        (1) Redemption checks must be made payable in an amount of $500 or more.


        (2) Checks must be signed by the shareholder(s) of record or, in the case of an organization, by the authorized person(s). If registration is in more than one name, unless otherwise indicated on the investment application or your checkwriting authorization form, these checks must be signed by all owners before the Fund will honor them. Through this procedure the shareholder will continue to be entitled to distributions paid on these shares up to the time the check is presented for payment.


        (3) If a shareholder who recently purchased shares by check seeks to redeem all or a portion of those shares through the Checkwriting Feature, the Fund will not honor the redemption request unless it is reasonably satisfied of the

(SAI-LTGF/PART B)


collection of the investment check. A hold period against a recent purchase may be up to but not in excess of 15 days, depending upon the origin of the investment check.


        (4) If the amount of the check is greater than the value of the shares held in the shareholder's account, the check will be returned and the shareholder's bank may charge a fee.


        (5)       Checks may not be used to close accounts.

        The Fund reserves the right to revoke the Checkwriting Feature of shareholders who overdraw their accounts or if, in the opinion of management, such revocation is in the Fund's best interest.


        Shareholders will be subject to CoreStates Bank, N.A.'s rules and regulations governing similar accounts. This service may be terminated or suspended at any time by CoreStates Bank, N.A., the Fund or the Transfer Agent. As the Fund must redeem shares at their net asset value next determined (subject, in the case of Class A Shares, to any Limited CDSC), it will not be able to redeem all shares held in a shareholder's account by means of a check presented directly to the bank. The Fund and the Transfer Agent will not be responsible for the inadvertent processing of post-dated checks or checks more than six months old.



        Stop-Payment Requests--Investors may request a stop payment on checks by providing the Fund with a written authorization to do so. Oral requests will be accepted provided that the Fund promptly receives a written authorization. Such requests will remain in effect for six months unless renewed or canceled. The Fund will use its best efforts to effect stop-payment instructions, but does not promise or guarantee that such instructions will be effective.


                                     * * *

        The Fund has made available certain special redemption privileges, as described below. The Fund reserves the right to suspend or terminate these expedited payment procedures upon 60 days' written notice to shareholders.

EXPEDITED TELEPHONE REDEMPTIONS

        Shareholders of the Fund Classes or their investment dealers of record wishing to redeem any amount of Fund shares of $50,000 or less for which certificates have not been issued may call the Shareholder Service Center at 800-523- 1918 or, in the case of shareholders of the Institutional Class, their Client Services Representative at 800-828-5052 prior to the time the offering price and net asset value are determined, as noted above, and have the proceeds mailed to them at the address of record. Checks payable to the shareholder(s) of record will normally be mailed the next business day, but no later than seven days, after the receipt of the redemption request. This option is only available to individual, joint and individual fiduciary-type accounts.


        In addition, redemption proceeds of $1,000 or more can be transferred to your predesignated bank account by wire or by check by calling the phone numbers listed above. An authorization form must have been completed by the shareholder and filed with the Fund before the request is received. Payment will be made by wire or check to the bank account designated on the authorization form as follows:


        1. PAYMENT BY WIRE: Request that Federal Funds be wired to the bank account designated on the authorization form. Redemption proceeds will normally be wired on the next business day following receipt of the redemption request. There is a $7.50 wiring fee (subject to change) charged by CoreStates Bank, N.A. which will be deducted from the withdrawal proceeds each time the shareholder requests a redemption from Class A Shares, Class B Shares and Class C Shares. If the proceeds are wired to the shareholder's account at a bank which is not a member of the Federal Reserve System, there could be a delay in the crediting of the funds to the shareholder's bank account.



        2. PAYMENT BY CHECK: Request a check be mailed to the bank account designated on the authorization form. Redemption proceeds will normally be mailed the next business day, but no later than seven days, from the date of the

(SAI-LTGF/PART B)


telephone request. This procedure will take longer than the Payment by Wire option (1 above) because of the extra time necessary for the mailing and clearing of the check after the bank receives it.

        REDEMPTION REQUIREMENTS: In order to change the name of the bank and the account number it will be necessary to send a written request to the Fund and a signature guarantee may be required. Each signature guarantee must be supplied by an eligible guarantor institution. The Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness.


        To reduce the shareholder's risk of attempted fraudulent use of the telephone redemption procedure, payment will be made only to the bank account designated on the authorization form.


        If expedited payment under these procedures could adversely affect the Fund, the Fund may take up to seven days to pay the shareholder.

        Neither the Fund nor its Transfer Agent is responsible for any shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange of Fund shares which are reasonably believed to be genuine. With respect to such telephone transactions, the Fund will follow reasonable procedures to confirm that instructions communicated by telephone are genuine (including verification of a form of personal identification) as, if it does not, the Fund or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent transactions. Telephone instructions received by shareholders of the Fund Classes are generally tape recorded. A written confirmation will be provided for all purchase, exchange and redemption transactions initiated by telephone.

SYSTEMATIC WITHDRAWAL PLANS
        Shareholders of Class A Shares, Class B Shares and Class C Shares who own or purchase $5,000 or more of shares at the offering price, or net asset value, as applicable, for which certificates have not been issued may establish a Systematic Withdrawal Plan for monthly withdrawals of $25 or more, or quarterly withdrawals of $75 or more, although the Fund does not recommend any specific amount of withdrawal. This $5,000 minimum does not apply for the Fund's prototype retirement plans. Shares purchased with the initial investment and through reinvestment of cash dividends and realized securities profits distributions will be credited to the shareholder's account and sufficient full and fractional shares will be redeemed at the net asset value calculated on the third business day preceding the mailing date.

        Checks are dated either the 1st or the 15th of the month, as selected by the shareholder (unless such date falls on a holiday or a weekend), and are normally mailed within two business days. Both ordinary income dividends and realized securities profits distributions will be automatically reinvested in additional shares of the Class at net asset value. This plan is not recommended for all investors and should be started only after careful consideration of its operation and effect upon the investor's savings and investment program. To the extent that withdrawal payments from the plan exceed any dividends and/or realized securities profits distributions paid on shares held under the plan, the withdrawal payments will represent a return of capital and the share balance may in time be depleted, particularly in a declining market.

        The sale of shares for withdrawal payments constitutes a taxable event and a shareholder may incur a capital gain or loss for federal income tax purposes. This gain or loss may be long-term or short-term depending on the holding period for the specific shares liquidated. Premature withdrawals from retirement plans may have adverse tax consequences.


        Withdrawals under this plan made concurrently with the purchases of additional shares may be disadvantageous to the shareholder. Purchases of Class A Shares through a periodic investment program in a fund managed by the Manager must be terminated before a Systematic Withdrawal Plan with respect to such shares can take effect, except if the shareholder is a participant in one of our retirement plans or is investing in funds of the Delaware Group which do not carry a sales charge. Redemptions of Class A Shares pursuant to a Systematic Withdrawal Plan may be subject to a Limited CDSC if the purchase was made at net asset value and a dealer's commission has been paid on that purchase. Redemptions of Class B Shares or Class C Shares pursuant to a Systematic Withdrawal Plan may be subject to a CDSC,

(SAI-LTGF/PART B)


unless the annual amount selected to be withdrawn is less than 12% of the account balance on the date that the Systematic Withdrawal Plan was established. See Waiver of Contingent Deferred Sales Charge - Class B and Class C Shares and Waiver of Limited Contingent Deferred Sales Charge - Class A Shares under Redemption and Exchange in the Prospectus for the Fund Classes. Shareholders should consult their financial advisers to determine whether a Systematic Withdrawal Plan would be suitable for them.

        An investor wishing to start a Systematic Withdrawal Plan must complete an authorization form. If the recipient of Systematic Withdrawal Plan payments is other than the registered shareholder, the shareholder's signature on this authorization must be guaranteed. Each signature guarantee must be supplied by an eligible guarantor institution. The Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. This plan may be terminated by the shareholder or the Transfer Agent at any time by giving written notice.

        The Systematic Withdrawal Plan is not available with respect to the Institutional Class.

(SAI-LTGF/PART B)



INCOME DIVIDENDS AND REALIZED SECURITIES PROFITS DISTRIBUTIONS


        It is the present policy of Limited-Term Funds, Inc. to declare dividends from net investment income of the Fund on a daily basis. Dividends are declared at the time the offering price and net asset value are determined (see Determining Offering Price and Net Asset Value) each day the Fund is open and are paid monthly on the last business day of each month. Checks are normally mailed within three business days of that date. Any check in payment of dividends or other distributions which cannot be delivered by the United States Post Office or which remains uncashed for a period of more than one year may be reinvested in the shareholder's account at the then-current net asset value and the dividend option may be changed from cash to reinvest. The Fund may deduct from a shareholder's account the costs of the Fund's effort to locate a shareholder if a shareholder's mail is returned by the United States Post Office or the Fund is otherwise unable to locate the shareholder or verify the shareholder's mailing address. These costs may include a percentage of the account when a search company charges a percentage fee in exchange for their location services. Net investment income earned on days when the Fund is not open will be declared as a dividend on the next business day. Purchases of Fund shares by wire begin earning dividends when converted into Federal Funds and available for investment, normally the next business day after receipt. Purchases by check earn dividends upon conversion to Federal Funds, normally one business day after receipt.

        Each class of the Fund will share proportionately in the investment income and expenses of the Fund, except that the Class A Shares, Class B Shares and the Class C Shares alone will incur distribution fees under their respective 12b-1 Plans.

        Dividends and realized securities profits distributions are automatically reinvested in additional shares of the Fund at the net asset value in effect on the payable date, and credited to the shareholder's account, unless an election to receive distributions in cash has been made by the shareholder. Dividend payments of $1.00 or less will be automatically reinvested, notwithstanding a shareholder's election to receive dividends in cash. If such a shareholder's dividends increase to greater than $1.00, the shareholder would have to file a new election in order to begin receiving dividends in cash again.

        Limited-Term Funds, Inc. anticipates distributing to its shareholders substantially all of the Fund's net investment income. Any net short-term capital gains after deducting any net long-term capital losses (including carryforwards) would be distributed quarterly but, in the discretion of Limited-Term Funds, Inc.'s Board of Directors, might be distributed less frequently. Distributions of net long-term gains, if any, realized on sales of investments will be distributed annually during the quarter following the close of the fiscal year.

(SAI-LTGF/PART B)


INVESTMENT MANAGEMENT AGREEMENT

         The Manager, located at One Commerce Square, Philadelphia, PA 19103, furnishes investment management services to the Fund, subject to the supervision and direction of Limited-Term Funds, Inc.'s Board of Directors.


        The Manager and its predecessors have been managing the funds in the Delaware Group since 1938. On December 31, 1996, the Manager and its affiliates within the Delaware Group, including Delaware International Advisers Ltd., were managing in the aggregate more than $32 billion in assets in the various institutional or separately managed (approximately $20,047,798,000) and investment company (approximately $11,881,459,000) accounts.



        The Investment Management Agreement for the Fund is dated April 3, 1995 and was approved by shareholders on March 29, 1995. The Agreement has an initial term of two years and may be renewed each year only so long as such renewal and continuance are specifically approved at least annually by the Board of Directors or by vote of a majority of the outstanding voting securities of the Fund, and only if the terms of and renewal thereof have been approved by the vote of a majority of the directors of Limited-Term Funds, Inc. who are not parties thereto or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement is terminable without penalty on 60 days' notice by the directors of Limited-Term Funds, Inc. or by the Manager. The Agreement will terminate automatically in the event of its assignment.



        The Investment Management Agreement provides that the Fund shall pay the Manager a management fee payable monthly and computed on the net asset value of the Fund as of each day at the annual rate of 1/2 of 1%, less all directors' fees paid to the unaffiliated directors of the Fund. On December 31, 1996, the Fund's total net assets were $511,047,209. Investment management fees paid by the Fund for the fiscal years ended December 31, 1994, 1995 and 1996 amounted to $5,023,989 , $3,875,637 and 2,987,753, respectively.


        Under the general supervision of the Board of Directors, the Manager manages the Fund's portfolio in accordance with the Fund's stated investment objective and policy and makes and implements all investment decisions on behalf of the Fund. The Manager pays the salaries of all directors, officers and employees of Limited-Term Funds, Inc. who are affiliated with the Manager. The Fund pays all of its other expenses, including its proportionate share of rent and certain other administrative expenses.


        The ratios of expenses to average daily net assets for Class A Shares, Class B Shares, Class C Shares and the Institutional Class for the fiscal year ended December 31, 1996 were 0.93%, 1.78%, 1.78% and 0.78%, respectively. The ratios for Class A Shares, Class B Shares and Class C Shares reflect the impact of their respective 12b-1 Plans.


DISTRIBUTION AND SERVICE

        The Distributor, Delaware Distributors, L.P. (which formerly conducted business as Delaware Distributors, Inc.), located at 1818 Market Street, Philadelphia, PA 19103, serves as the national distributor of Fund shares under a Distribution Agreement dated April 3, 1995, as amended on November 29, 1995. The Distributor is an affiliate of the Manager and bears all of the costs of promotion and distribution, except for payments by the Fund on behalf of the Class A Shares, Class B Shares and Class C Shares under their respective 12b-1 Plans. Prior to January 3, 1995, Delaware Distributors, Inc. ("DDI") served as the national distributor of the Fund's shares. On that date, Delaware Distributors, L.P., a newly formed limited partnership, succeeded to the business of DDI. All officers and employees of DDI became officers and employees of Delaware Distributors, L.P. DDI is the corporate general partner of Delaware Distributors, L.P. and both DDI and Delaware Distributors, L.P. are indirect, wholly owned subsidiaries of Delaware Management Holdings, Inc.

(SAI-LTGF/PART B)



        The Transfer Agent, Delaware Service Company, Inc., another affiliate of the Manager located at 1818 Market Street, Philadelphia, PA 19103, serves as the Fund's shareholder servicing, dividend disbursing and transfer agent pursuant to a Shareholders Services Agreement dated December 20, 1990. The Transfer Agent also provides accounting services to the Fund pursuant to the terms of a separate Fund Accounting Agreement. The Transfer Agent is also an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc.

(SAI-LTGF/PART B)


OFFICERS AND DIRECTORS

          The business and affairs of Limited-Term Funds, Inc. are managed under the direction of its Board of Directors.


          Certain officers and directors of Limited-Term Funds, Inc. hold identical positions in each of the other funds in the Delaware Group. On February 6, 1997, Limited-Term Funds, Inc's officers and directors, as a group, owned less than 1% of the outstanding shares of the Class A Shares, Class B Shares, Class C Shares and the Institutional Class, respectively.



          As of February 6, 1997, management believes the following accounts held 5% or more of the outstanding shares of, the Class A Shares, Class B Shares, Class C Shares and the Institutional Class of the Fund:



CLASS                  NAME AND ADDRESS OF ACCOUNT                    SHARE AMOUNT                 PERCENTAGE
Limited-Term           MLPF&S for the sole benefit of its
Government Fund        Customers
 A Class               ATTN: Fund Administration
                       4800 Deer Lake Drive East, 3rd Fl.
                       Jacksonville  FL  32246-6484                   4,356,294                    42.0%


                       401(k) Plan of Macmillan Bloedel
                       State Street B&T as Trustee for
                       P.O. Box 235016
                       4001 Carmichael Rd. Suite 300
                       Montgomery  AL  36106-3603                     773,597                      7.47%

Limited-Term           MLPF&S for the sole benefit of
Government Fund        its Customers
B Class                ATTN: Fund Administration
                       4800 Deer Lake Drive East, 3rd Fl.
                       Jacksonville  FL  32246-6484                   77,391                       13.27%

                       NFSC FEBO # CL5-529621
                       W Parsons Todd Foundation
                       c/o Mortimer J. Propp
                       405 Park Ave. Rm 1103
                       New York  NY  10022-4405                       33,312                       5.71%

Limited-Term           NFSC FEBO #ARJ-514888
Government Fund        Chattahoochee Valley Hspt Soct
C Class                Attn: John H. Williams
                       4800 48th Street
                       Valley  AL  36854-3666                         89,543                       24.11%

                       Donaldson Lufkin Jenrette
                       Securities Corporation Inc.
                       P.O. Box 2052
                       Jersey City  NJ  07303-2052                    87,748                       23.62%

                       Cherie L. Leonard
                       24602 Tabuenca
                       Mission Vieja  CA  92692-2337                  29,463                       7.93%

(SAI-LTGF/PART B)


                                  NFSC FEBO # BRO-349526
                                  Daniel Murray
                                  27 Vroom Ave.
                                  Spring Lake  NJ  07762-1623                                  22,831                       6.15%


Limited-Term                      RS 401(k) Plan
Government Fund                   Price Waterhouse LLP
Institutional Class               Savings Plan
                                  c/o Delpac 16th floor
                                  1818 Market St.
                                  Philadelphia  PA 19103-3638                                  1,934,839                    63.83%

                                  Fleet Bank National Association
                                  FBO ITO Pension Plan
                                  2 Montgomery Ct. 2nd Floor
                                  Jersey City  NJ  07302-3802                                  204,112                      6.73%



          DMH Corp., Delaware Management Company, Inc., Delaware Distributors, L.P., Delaware Distributors, Inc., Delaware Service Company, Inc., Delaware Management Trust Company, Delaware International Holdings Ltd., Founders Holdings, Inc., Delaware International Advisers Ltd., Delaware Capital Management and Delaware Investment & Retirement Services, Inc. are direct or indirect, wholly owned subsidiaries of Delaware Management Holdings, Inc. ("DMH"). On April 3, 1995, a merger between DMH and a wholly owned subsidiary of Lincoln National Corporation ("Lincoln National") was completed. In connection with the merger, a new Investment Management Agreement between Limited-Term Funds, Inc. and the Manager on behalf of the Fund was executed following shareholder approval. DMH and the Manager are now indirect, wholly owned subsidiaries, and subject to the ultimate control, of Lincoln National. Lincoln National, with headquarters in Fort Wayne, Indiana, is a diversified organization with operations in many aspects of the financial services industry, including insurance and investment management.

          Directors and principal officers of Limited-Term Funds, Inc. are noted below along with their ages and their business experience for the past five years. Unless otherwise noted, the address of each officer and director is One Commerce Square, Philadelphia, PA 19103.

(SAI-LTGF/PART B)


*WAYNE A. STORK (59)
          Chairman, President, Chief Executive Officer, Director and/or Trustee of Limited-Term Funds, Inc., 16 other investment companies in the Delaware Group (which excludes Delaware Pooled Trust, Inc.), Delaware Management Holdings, Inc., DMH Corp., Delaware International Holdings Ltd. and Founders Holdings, Inc.
          Chairman and Director of Delaware Pooled Trust, Inc., Delaware
                  Distributors, Inc. and Delaware Capital Management, Inc. Chairman, President, Chief Executive Officer, Chief Investment
                  Officer and Director of Delaware Management Company, Inc. Chairman, Chief Executive Officer and Director of Delaware International Advisers Ltd. Director of Delaware Service Company, Inc. and Delaware Investment & Retirement Services, Inc. During the past five years, Mr. Stork has served in various executive capacities at different times within the Delaware organization.



WINTHROP S. JESSUP (51)
          Executive Vice President of Limited-Term Funds, Inc. and 16 other investment companies in the Delaware Group (which excludes Delaware Pooled Trust, Inc.) and Delaware Management Holdings, Inc.
          President and Chief Executive Officer of Delaware Pooled Trust, Inc. President and Director of Delaware Capital Management, Inc.
          Executive Vice President and Director of DMH Corp., Delaware
                  Management Company, Inc., Delaware International Holdings Ltd. and Founders Holdings, Inc.
          Vice Chairman and Director of Delaware Distributors, Inc.
          Vice Chairman of Delaware Distributors, L.P.
          Director of Delaware Service Company, Inc., Delaware International
                  Advisers Ltd., Delaware Management Trust Company and Delaware Investment & Retirement Services, Inc.
          During the past five years, Mr. Jessup has served in various executive capacities at different times within the Delaware organization.



RICHARD G. UNRUH, JR. (57)
          Executive Vice President of Limited-Term Funds, Inc. and each of the other 17 investment companies in the Delaware Group.
          Executive Vice President and Director of Delaware Management Company,
                  Inc.
          Senior Vice President of Delaware Management Holdings, Inc. and Delaware Capital Management, Inc. Director of Delaware International Advisers Ltd. During the past five years, Mr. Unruh has served in various executive capacities at different times within the Delaware organization.


------------------------

*Director affiliated with the Fund's investment manager and considered an "interested person" as defined in the Investment Company Act of 1940.

(SAI-LTGF/PART B)


PAUL E. SUCKOW (50)
          Executive Vice President/Chief Investment Officer, Fixed Income of
                  Limited-Term Funds, Inc., each of the other 17 investment companies in the Delaware Group and Delaware Management Company, Inc.
          Executive Vice President/Chief Investment Officer/Fixed Income and Director of Founders Holdings, Inc. Senior Vice President/Chief Investment Officer, Fixed Income of Delaware Management Holdings, Inc. Director of Founders CBO Corporation. Senior Vice President of Delaware Capital Management, Inc. Director, HYPPCO Finance Company Ltd. Before returning to the Delaware Group in 1993, Mr. Suckow was Executive Vice President and Director
                  of Fixed Income for Oppenheimer Management Corporation, New York, NY from 1985 to 1992. Prior to that, Mr. Suckow was a fixed-income portfolio manager for the Delaware Group.



WALTER P. BABICH (69)
          Director and/or Trustee of Limited-Term Funds, Inc. and each of the other 17 investment companies in the Delaware Group.
          460 North Gulph Road, King of Prussia, PA  19406.
          Board Chairman, Citadel Constructors, Inc.
          From 1986 to 1988, Mr. Babich was a partner of Irwin & Leighton and from 1988 to 1991, he was a partner of I&L Investors.



ANTHONY D. KNERR (58)
          Director and/or Trustee of Limited-Term Funds, Inc. and each of the other 17 investment companies in the Delaware Group.
          500 Fifth Avenue, New York, NY  10110.
          Founder and Managing Director, Anthony Knerr & Associates.
          From 1982 to 1988, Mr. Knerr was Executive Vice President/Finance and
                  Treasurer of Columbia University, New York. From 1987 to 1989, he was also a lecturer in English at the University.
                  In addition, Mr. Knerr was Chairman of The Publishing Group, Inc., New York, from 1988 to 1990. Mr. Knerr founded The Publishing Group, Inc. in 1988.



ANN R. LEVEN (56)
          Director and/or Trustee of Limited-Term Funds, Inc. and each of the other 17 investment companies in the Delaware Group.
          785 Park Avenue, New York, NY  10021.
          Treasurer, National Gallery of Art.
          From 1984 to 1990, Ms. Leven was Treasurer and Chief Fiscal Officer of the Smithsonian Institution, Washington, DC, and from 1975 to 1992, she was Adjunct Professor of Columbia Business School.



W. THACHER LONGSTRETH (76)
          Director and/or Trustee of Limited-Term Funds, Inc. and each of the other 17 investment companies in the Delaware Group.
          City Hall, Philadelphia, PA  19107.
          Philadelphia City Councilman.

(SAI-LTGF/PART B)



CHARLES E. PECK (71)
          Director and/or Trustee of Limited-Term Funds, Inc. and each of the other 17 investment companies in the Delaware Group.
          P.O. Box 1102, Columbia, MD  21044.
          Secretary/Treasurer, Enterprise Homes, Inc.
          From 1981 to 1990, Mr. Peck was Chairman and Chief Executive Officer of The Ryland Group, Inc., Columbia, MD.



DAVID K. DOWNES (57)
          Senior Vice President/Chief Administrative Officer/Chief Financial
                  Officer of Limited-Term Funds, Inc., each of the other 17 investment companies in the Delaware Group
          Executive Vice President, Chief Operating Officer and Chief Financial
                  Officer of Delaware Management Company, Inc.
          Chairman and Director of Delaware Management Trust Company.
          Chairman and Director of Delaware Investment & Retirement Services,
                  Inc.
          Executive Vice President/Chief Operating Officer/Chief Financial
                  Officer of Delaware Management Holdings, Inc.
          Executive Vice President/Chief Operating Officer/Chief Financial
                  Officer and Director of DMH Corp, Delaware Distributors, Inc. and Founders Holdings, Inc.
          Vice President/Chief Executive Officer/Chief Financial Officer and
                  Director of Delaware Service Company, Inc.
          Executive Vice President/Chief Operating Officer/Chief Financial Officer and Director of Delaware International Holdings Ltd. Executive Vice President/Chief Financial Officer/Chief Operating Officer of Delaware Capital Management,
                  Inc.
          Senior Vice President/Chief Administrative Officer/ Chief Financial Officer of Delaware Distributors, L.P. Director of Delaware International Advisers Ltd. Before joining the Delaware Group in 1992, Mr. Downes was Chief Administrative Officer, Chief
                  Financial Officer and Treasurer of Equitable Capital Management Corporation, New York, from December 1985 through August 1992, Executive Vice President from December 1985 through March 1992, and Vice Chairman from March 1992 through August 1992.



GEORGE M. CHAMBERLAIN, JR. (50)
          Senior Vice President and Secretary of Limited-Term Funds, Inc., each of the other 17 investment companies in the Delaware Group, Delaware Management Holdings, Inc. and Delaware Distributors, L.P.
          Executive Vice President, Secretary and Director of Delaware Management Trust Company. Senior Vice President, Secretary and Director of DMH Corp., Delaware Management Company, Inc.,
                  Delaware Distributors, Inc., Delaware Service Company, Inc., Founders Holdings, Inc., Delaware Investment & Retirement Services, Inc. and Delaware Capital Management, Inc.
          Secretary and Director of Delaware International Holdings Ltd. Director of Delaware International Advisers Ltd.
          Attorney.
          During the past five years, Mr. Chamberlain has served in various capacities at different times within the Delaware organization.

(SAI-LTGF/PART B)


ROGER A. EARLY (43)
          Vice President/Senior Portfolio Manager of Limited-Term Funds, Inc., of nine other income investment companies in the Delaware Group and of Delaware Management Company, Inc.
          Before joining the Delaware Group in 1994, Mr. Early was Senior Vice
                  President/Portfolio Manager for Federated Investors, Pittsburgh, PA from 1984 to 1994.



JOSEPH H. HASTINGS (47)
          Vice President/Corporate Controller of Limited-Term Funds, Inc., each of the other 17 investment companies in the Delaware Group, Delaware Distributors, L.P., Delaware Service Company, Inc., Delaware Capital Management, Inc. and Delaware International Holdings Ltd.
          Senior Vice President/Corporate Controller and Treasurer of Delaware
                  Management Company, Inc., Delaware Management Holdings, Inc. and DMH Corp.
          Senior Vice President/Treasurer of Delaware Distributors, Inc.
          Senior Vice President/Corporate Controller of Founders Holdings, Inc. Chief Financial Officer/Treasurer of Delaware Investment & Retirement Services, Inc. Executive Vice President/Chief Financial Officer/Treasurer of Delaware Management Trust Company. Vice President/Treasurer of Delaware Capital Management, Inc. Assistant Treasurer of Founders CBO Corporation. 1818 Market Street, Philadelphia, PA 19103. Before joining the Delaware Group in 1992, Mr. Hastings was Chief Financial Officer for
                  Prudential Residential Services, L.P., New York, NY from 1989 to 1992. Prior to that, Mr. Hastings served as Controller and Treasurer for Fine Homes International, L.P., Stamford, CT from 1987 to 1989.



MICHAEL P. BISHOF (34)
          Senior Vice President/Treasurer of Limited-Term Funds, Inc., each of the other 17 investment companies in the Delaware Group, Delaware Distributors, L.P. and Delaware Service Company, Inc.
          Senior Vice President of Delaware Management Company, Inc.
          Senior Vice President/Treasurer of Delaware Distributors, Inc. and Founders Holdings, Inc. Vice President/Manager of Investment Accounting of Delaware International Holdings Ltd. Assistant Treasurer of Founders CBO Corporation. Before joining the Delaware Group in 1995, Mr. Bishof was a Vice President for Bankers Trust, New
                  York, NY from 1994 to 1995, a Vice President for CS First Boston Investment Management, New York, NY from 1993 to 1994 and an Assistant Vice President for Equitable Capital Management Corporation, New York, NY from 1987 to 1993.

(SAI-LTGF/PART B)



          The following is a compensation table listing for each director entitled to receive compensation, the aggregate compensation received from Limited-Term Funds, Inc. and the total compensation received from all Delaware Group funds for the fiscal year ended December 31, 1996 and an estimate of annual benefits to be received upon retirement under the Delaware Group Retirement Plan for Directors/Trustees as of December 31, 1996.



                                               PENSION OR
                                               RETIREMENT
                                                BENEFITS
                             AGGREGATE         ACCRUED AS             ESTIMATED              TOTAL
                           COMPENSATION          PART OF               ANNUAL            COMPENSATION
                               FROM           LIMITED-TERM            BENEFITS            FROM ALL 18
                           LIMITED-TERM       FUNDS, INC.               UPON               DELAWARE
Name                        FUNDS, INC.         EXPENSES             RETIREMENT*          GROUP FUNDS
                           -------------      -------------          -----------         --------------
W. Thacher Longstreth     $1,687                    None                $30,000         $46,187
Ann R. Leven              $1,954                    None                $30,000         $54,323
Walter P. Babich          $1,915                    None                $30,000         $53,323
Anthony D. Knerr          $1,915                    None                $30,000         $53,323
Charles E. Peck           $1,760                    None                $30,000         $49,323



* Under the terms of the Delaware Group Retirement Plan for Directors/Trustees, each disinterested director who, at the time of his or her retirement from the Board, has attained the age of 70 and served on the Board for at least five continuous years, is entitled to receive payments from each fund in the Delaware Group for a period equal to the lesser of the number of years that such person served as a director or the remainder of such person's life. The amount of such payments will be equal, on an annual basis, to the amount of the annual retainer that is paid to directors of each fund at the time of such person's retirement. If an eligible director retired as of December 31, 1996, he or she would be entitled to annual payments totaling $30,000, in the aggregate, from all of the funds in the Delaware Group, based on the number of funds in the Delaware Group as of that date.

(SAI-LTGF/PART B)


EXCHANGE PRIVILEGE

        The exchange privileges available for shareholders of the Classes and for shareholders of classes of other funds in the Delaware Group are set forth in the relevant prospectuses for such classes. The following supplements that information. The Fund may modify, terminate or suspend the exchange privilege upon 60 days' notice to shareholders.

        All exchanges involve a purchase of shares of the fund into which the exchange is made. As with any purchase, an investor should obtain and carefully read that fund's prospectus before buying shares in an exchange. The prospectus contains more complete information about the fund, including charges and expenses. A shareholder requesting an exchange will be sent a current prospectus and an authorization form for any of the other mutual funds in the Delaware Group. Exchange instructions must be signed by the record owner(s) exactly as the shares are registered.

        An exchange constitutes, for tax purposes, the sale of one fund and the purchase of another. The sale may involve either a capital gain or loss to the shareholder for federal income tax purposes.

        In addition, investment advisers and dealers may make exchanges between funds in the Delaware Group on behalf of their clients by telephone or other expedited means. This service may be discontinued or revised at any time by the Transfer Agent. Such exchange requests may be rejected if it is determined that a particular request or the total requests at any time could have an adverse effect on any of the funds. Requests for expedited exchanges may be submitted with a properly completed exchange authorization form, as described above.

TELEPHONE EXCHANGE PRIVILEGE
        Shareholders owning shares for which certificates have not been issued or their investment dealers of record may exchange shares by telephone for shares in other mutual funds in the Delaware Group. This service is automatically provided unless the Fund receives written notice from the shareholder to the contrary.

        Shareholders or their investment dealers of record may contact the Shareholder Service Center at 800-523-1918 or, in the case of shareholders of the Institutional Class, their Client Services Representative at 800-828-5052 to effect an exchange. The shareholder's current Fund account number must be identified, as well as the registration of the account, the share or dollar amount to be exchanged and the fund into which the exchange is to be made. Requests received on any day after the time the offering price and net asset value are determined will be processed the following day. See Determining Offering Price and Net Asset Value. Any new account established through the exchange will automatically carry the same registration, shareholder information and dividend option as the account from which the shares were exchanged. The exchange requirements of the fund into which the exchange is being made, such as sales charges, eligibility and investment minimums, must be met. (See the prospectus of the fund desired or inquire by calling the Transfer Agent or, as relevant, your Client Services Representative.) Certain funds are not available for retirement plans.

        The telephone exchange privilege is intended as a convenience to shareholders and is not intended to be a vehicle to speculate on short-term swings in the securities market through frequent transactions in and out of the funds in the Delaware Group. Telephone exchanges may be subject to limitations as to amounts or frequency. The Transfer Agent and the Fund reserve the right to record exchange instructions received by telephone and to reject exchange requests at any time in the future.

        As described in the Fund's Prospectuses, neither the Fund nor its Transfer Agent is responsible for any shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange of Fund shares which are reasonably believed to be genuine.


RIGHT TO REFUSE TIMING ACCOUNTS
        With regard to accounts that are administered by market timing services ("Timing Firms") to purchase or redeem shares based on changing economic and market conditions ("Timing Accounts"), the Fund will refuse any new timing arrangements, as well as any new purchases (as opposed to exchanges) in Delaware Group funds from timing firms.

(SAI-LTGF/PART B)


The Fund reserves the right to temporarily or permanently terminate the exchange privilege or reject any specific purchase order for any person whose transactions seem to follow a timing pattern who: (i) makes an exchange request out of the Fund within two weeks of an earlier exchange request out of the Fund, or (ii) makes more than two exchanges out of the Fund per calendar quarter, or (iii) exchanges shares equal in value to at least $5 million, or more than 1/4 of 1% of the Fund's net assets. Accounts under common ownership or control, including accounts administered so as to redeem or purchase shares based upon certain predetermined market indicators, will be aggregated for purposes of the exchange limits.

RESTRICTIONS ON TIMED EXCHANGES

        Timing Accounts operating under existing timing agreements may only execute exchanges between the following eight Delaware Group funds: (1) Decatur Income Fund, (2) Decatur Total Return Fund, (3) Delaware Fund, (4) the Fund, (5) Tax-Free USA Fund, (6) Delaware Cash Reserve, (7) Delchester Fund and
(8) Tax-Free Pennsylvania Fund. No other Delaware Group funds are available for timed exchanges. Assets redeemed or exchanged out of Timing Accounts in Delaware Group funds not listed above may not be reinvested back into that Timing Account. The Fund reserves the right to apply these same restrictions to the account(s) of any person whose transactions seem to follow a time pattern (as described above).


        The Fund also reserves the right to refuse the purchase side of an exchange request by any Timing Account, person, or group if, in the Manager's judgment, the Fund would be unable to invest effectively in accordance with its investment objectives and policies, or would otherwise potentially be adversely affected. A shareholder's purchase exchanges may be restricted or refused if the Fund receives or anticipates simultaneous orders affecting significant portions of the Fund's assets. In particular, a pattern of exchanges that coincide with a "market timing" strategy may be disruptive to the Fund and therefore may be refused.

        Except as noted above, only shareholders and their authorized brokers of record will be permitted to make exchanges or redemptions.

                                  *   *   *

        Following is a summary of the investment objectives of the other Delaware Group funds:

        DELAWARE FUND seeks long-term growth by a balance of capital appreciation, income and preservation of capital. It uses a dividend-oriented valuation strategy to select securities issued by established companies that are believed to demonstrate potential for income and capital growth. DEVON FUND seeks current income and capital appreciation by investing primarily in income-producing common stocks, with a focus on common stocks the Manager believes have the potential for above average dividend increases over time.

        TREND FUND seeks long-term growth by investing in common stocks issued by emerging growth companies exhibiting strong capital appreciation potential.

        VALUE FUND seeks capital appreciation by investing primarily in common stocks whose market values appear low relative to their underlying value or future potential.

        DELCAP FUND seeks long-term capital growth by investing in common stocks and securities convertible into common stocks of companies that have a demonstrated history of growth and have the potential to support continued growth.

        DECATUR INCOME FUND seeks the highest possible current income by investing primarily in common stocks that provide the potential for income and capital appreciation without undue risk to principal. DECATUR TOTAL RETURN FUND seeks long-term growth by investing primarily in securities that provide the potential for income and capital appreciation

(SAI-LTGF/PART B)



without undue risk to principal. Blue Chip Fund seeks to achieve long-term capital appreciation. Current income is a secondary objective. It seeks to achieve these objectives by investing primarily in equity securities and any securities that are convertible into equity securities. Quantum Fund seeks to achieve long-term capital appreciation. It seeks to achieve this objective by investing primarily in equity securities of medium- to large-sized companies expected to grow over time that meet the Fund's "Social Criteria" strategy.



        DELCHESTER FUND seeks as high a current income as possible by investing principally in high yield, high risk corporate bonds, and also in U.S. government securities and commercial paper. STRATEGIC INCOME FUND seeks to provide investors with high current income and total return by using a multi-sector investment approach, investing principally in three sectors of the fixed-income securities markets: high yield, higher risk securities, investment grade fixed-income securities and foreign government and other foreign fixed-income securities.


        U.S. GOVERNMENT FUND seeks high current income by investing primarily in long-term debt obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.


        U.S. GOVERNMENT MONEY FUND seeks maximum current income with preservation of principal and maintenance of liquidity by investing only in short-term securities issued or guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities, and repurchase agreements collateralized by such securities, while maintaining a stable net asset value.


        DELAWARE CASH RESERVE seeks the highest level of income consistent with the preservation of capital and liquidity through investments in short-term money market instruments, while maintaining a stable net asset value.

        TAX-FREE USA FUND seeks high current income exempt from federal income tax by investing in municipal bonds of geographically-diverse issuers. TAX-FREE INSURED FUND invests in these same types of securities but with an emphasis on municipal bonds protected by insurance guaranteeing principal and interest are paid when due. TAX-FREE USA INTERMEDIATE FUND seeks a high level of current interest income exempt from federal income tax, consistent with the preservation of capital by investing primarily in municipal bonds.

        TAX-FREE MONEY FUND seeks high current income, exempt from federal income tax, by investing in short-term municipal obligations, while maintaining a stable net asset value.

        TAX-FREE PENNSYLVANIA FUND seeks a high level of current interest income exempt from federal and, to the extent possible, certain Pennsylvania state and local taxes, consistent with the preservation of capital.


        INTERNATIONAL EQUITY FUND seeks to achieve long-term growth without undue risk to principal by investing primarily in international securities that provide the potential for capital appreciation and income. GLOBAL BOND FUND seeks to achieve current income consistent with the preservation of principal by investing primarily in global fixed- income securities that may also provide the potential for capital appreciation. GLOBAL ASSETS FUND seeks to achieve long- term total return by investing in global securities which will provide higher current income than a portfolio comprised exclusively of equity securities, along with the potential for capital growth. EMERGING MARKETS FUND seeks long-term capital appreciation by investing primarily in equity securities of issuers located or operating in emerging countries.



        ENTERPRISE FUND seeks to provide maximum appreciation of capital by investing in medium-sized companies which have a dominant position within their industry, are undervalued, or have potential for growth in earnings. U.S. GROWTH FUND seeks to maximize capital appreciation by investing in companies of all sizes which have low dividend yields, strong balance sheets and high expected earnings growth rates relative to their industry. World Growth Fund seeks to maximize total return (capital appreciation and income), principally through investments in an internationally diversified portfolio of equity securities. NEW PACIFIC FUND seeks long-term capital appreciation by investing primarily in companies which are domiciled in or have their principal business activities in the Pacific Basin. Federal Bond Fund

(SAI-LTGF/PART B)



seeks to maximize current income consistent with preservation of capital. The fund attempts to achieve this objective by investing primarily in securities issued by the U.S. government, its agencies and instrumentalities. CORPORATE INCOME FUND seeks to provide high current income consistent with preservation of capital. The fund attempts to achieve this objective primarily by investing in a diversified portfolio of investment grade fixed-income securities issued by U.S. corporations.



        DELAWARE GROUP PREMIUM FUND, INC. offers ten funds available exclusively as funding vehicles for certain insurance company separate accounts. EQUITY/INCOME SERIES seeks the highest possible total rate of return by selecting issues that exhibit the potential for capital appreciation while providing higher than average dividend income. HIGH YIELD SERIES seeks as high a current income as possible by investing in rated and unrated corporate bonds, U.S. government securities and commercial paper. CAPITAL RESERVES SERIES seeks a high stable level of current income while minimizing fluctuations in principal by investing in a diversified portfolio of short- and intermediate-term securities. MONEY MARKET SERIES seeks the highest level of income consistent with preservation of capital and liquidity through investments in short-term money market instruments. GROWTH SERIES seeks long-term capital appreciation by investing its assets in a diversified portfolio of securities exhibiting the potential for significant growth. MULTIPLE STRATEGY SERIES seeks a balance of capital appreciation, income and preservation of capital. It uses a dividend-oriented valuation strategy to select securities issued by established companies that are believed to demonstrate potential for income and capital growth. INTERNATIONAL EQUITY SERIES seeks long-term growth without undue risk to principal by investing primarily in equity securities of foreign issuers that provide the potential for capital appreciation and income. VALUE SERIES seeks capital appreciation by investing in small- to mid-cap common stocks whose market values appear low relative to their underlying value or future earnings and growth potential. Emphasis will also be placed on securities of companies that may be temporarily out of favor or whose value is not yet recognized by the market. EMERGING GROWTH SERIES seeks long-term capital appreciation by investing primarily in small-cap common stocks and convertible securities of emerging and other growth-oriented companies. These securities will have been judged to be responsive to changes in the marketplace and to have fundamental characteristics to support growth. Income is not an objective. GLOBAL BOND SERIES seeks to achieve current income consistent with the preservation of principal by investing primarily in global fixed- income securities that may also provide the potential for capital appreciation.


        For more complete information about any of the Delaware Group funds, including charges and expenses, you can obtain a prospectus from the Distributor. Read it carefully before you invest or forward funds.

        Each of the summaries above is qualified in its entirety by the information contained in each fund's prospectus(es).

(SAI-LTGF/PART B)


GENERAL INFORMATION


        The Manager is the investment manager of the Fund. The Manager also provides investment management services to certain of the other funds in the Delaware Group. The Manager, through a separate division, also manages private investment accounts. While investment decisions of the Fund are made independently from those of the other funds and accounts, investment decisions for such other funds and accounts may be made at the same time as investment decisions for the Fund.



        The Manager, or its affiliate Delaware International Advisers Ltd., also manages the investment options for Delaware Medallion(sm) III Variable Annuity. Medallion is issued by Allmerica Financial Life Insurance and Annuity Company (First Allmerica Financial Life Insurance Company in New York and Hawaii). Delaware Medallion offers ten different investment series ranging from domestic equity funds, international equity and bond funds and domestic fixed income funds. Each investment series available through Medallion utilizes an investment strategy and discipline the same as or similar to one of the Delaware Group mutual funds available outside the annuity. See Delaware Group Premium Fund, Inc., above.


        Access persons and advisory persons of the Delaware Group of funds, as those terms are defined in SEC Rule 17j-1 under the 1940 Act, who provide services to the Manager, Delaware International Advisers Ltd. or their affiliates, are permitted to engage in personal securities transactions subject to the exceptions set forth in Rule 17j-1 and the following general restrictions and procedures: (1) certain blackout periods apply to personal securities transactions of those persons; (2) transactions must receive advance clearance and must be completed on the same day as the clearance was received;
(3) certain persons are prohibited from investing in initial public offerings of securities and other restrictions apply to investments in private placements of securities; (4) opening positions may only be closed-out at a profit after a 60-day holding period has elapsed; and (5) the Compliance Officer must be informed periodically of all securities transactions and duplicate copies of brokerage confirmations and account statements must be supplied to the Compliance Officer.

        The Distributor acts as national distributor for the Fund and for the other mutual funds in the Delaware Group. As previously described, prior to January 3, 1995, DDI served as the national distributor for the Fund.


        The Distributor and, in its capacity as such, DDI received in the aggregate Limited CDSC payments with respect to Class A Shares of each Fund as follows:



                      LIMITED CDSC PAYMENTS

      FISCAL
       YEAR                              LIMITED-TERM
       ENDED                        GOVERNMENT FUND A CLASS
    --------                        -----------------------
    12/31/96                                   $3838
    12/31/95                                  $9,568
    12/31/94                                $118,234

(SAI-LTGF/PART B)



          The Distributor and, in its capacity as such, DDI received in the aggregate CDSC payments with respect to Class B Shares and Class C Shares as follows:



                                           CDSC PAYMENTS
       FISCAL
        YEAR
        ENDED                      LIMITED-TERM                           LIMITED-TERM
                              GOVERNMENT FUND B CLASS                GOVERNMENT FUND C CLASS
     ----------               -----------------------                -----------------------
     12/31/96                       $32,704                                   $1,016
     12/31/95                        31,134                                      -0-
     12/31/94                         2,817                                      N/A



*Date of initial public offering of Limited-Term Government Fund B Class was May 2, 1994 and of Limited-Term Government Fund C Class was November 29, 1995.


        Effective as of January 3, 1995, all such payments described above have been paid to the Distributor.


        The Transfer Agent, an affiliate of the Manager, acts as shareholder servicing, dividend disbursing and transfer agent for the Fund and for the other mutual funds in the Delaware Group. The Transfer Agent is paid a fee by the Fund for providing these services consisting of an annual per account charge of $11.00 plus transaction charges for particular services according to a schedule. Compensation is fixed each year and approved by the Board of Directors, including a majority of the disinterested directors. The Transfer Agent also provides accounting services to the Fund. Those services include performing all functions related to calculating the Fund's net asset value and providing all financial reporting services, regulatory compliance testing and the related accounting services. For its services, the Transfer Agent is paid a fee based on total assets of all funds in the Delaware Group for which it provides such accounting services. Such fee is equal to 0.25% multiplied by the total amount of assets in the complex for which the Transfer Agent furnishes accounting services, where such aggregate complex assets are $10 billion or less, and 0.20% of assets if such aggregate complex assets exceed $10 billion. The fees are charged to each fund, including the Fund, on an aggregate pro-rata basis. The asset-based fee payable to the Transfer Agent is subject to a minimum fee calculated by determining the total number of investment portfolios and associated classes.


        The Manager and its affiliates own the name "Delaware Group." Under certain circumstances, including the termination of Limited-Term Funds, Inc.'s advisory relationship with the Manager or its distribution relationship with the Distributor, the Manager and its affiliates could cause Limited-Term Funds, Inc. to delete the words "Delaware Group" from Limited-Term Funds, Inc.'s name.


        Bankers Trust Company ("Bankers Trust"), One Bankers Trust Plaza, New York, NY 10006, is custodian of the Fund's securities and cash. As custodian for the Fund, Bankers Trust maintains a separate account or accounts for the Fund; receives, holds and releases portfolio securities on account of the Fund; receives and disburses money on behalf of the Fund; and collects and receives income and other payments and distributions on account of the Fund's portfolio securities.


        The legality of the issuance of the shares offered hereby, registered pursuant to Rule 24f-2 under the 1940 Act, has been passed upon for Limited-Term Funds, Inc. by Stradley, Ronon, Stevens & Young, LLP, Philadelphia, Pennsylvania.

CAPITALIZATION

        As a result of a ten-to-one stock split of the U.S. Government Money Series shares, effective January 1, 1991 the authorized capital of Limited-Term Funds, Inc. consists of three billion shares of $.001 par value common stock, of which two billion shares constitutes the Fund and one billion shares constitutes the U.S. Government Money Series. Of the two billion shares allocated to the Fund, nine hundred fifty million shares have been allocated to Class A Shares, two

(SAI-LTGF/PART B)


hundred million shares each have been allocated to Class B Shares and the Institutional Class and fifty million shares have been allocated to Class C Shares.

        Identifiable expenses to each fund will be paid by that fund. General expenses of all funds will be allocated on a pro-rata basis according to asset size. Where matters must be submitted to a vote of shareholders, the holders of a majority of shares of each fund affected must vote affirmatively for that class to be affected.


        Each Class of the Fund represents a proportionate interest in the assets of the Fund and each has the same voting and other rights and preferences as the other classes except that shares of the Institutional Class may not vote on matters affecting the Fund's Classes' Plans under Rule 12b-1. Similarly, as a general matter, shareholders of Class A Shares, Class B Shares and Class C Shares may vote only on matters affecting the 12b-1 Plan that relates to the class of shares that they hold. However, Class B Shares may vote on any proposal to increase materially the fees to be paid by the Fund under the Plan relating to Class A Shares. General expenses of the Fund will be allocated on a pro-rata basis to the classes according to asset size, except that expenses of the Rule 12b-1 Plans of Class A, Class B Shares and Class C Shares will be allocated solely to those classes.


        Until May 31, 1992, the Fund offered shares of two retail classes of shares, Investors Series II class (now Class A Shares) and the Investors Series I class. Shares of Investors Series I class were offered with a sales charge, but without the imposition of a Rule 12b-1 fee. Effective June 1, 1992, following shareholder approval of a plan of recapitalization on May 15, 1992, shareholders of the Investors Series I class had their shares converted into shares of the Investors Series II class and became subject to the latter class' Rule 12b-1 charges. Effective at the same time, following approval by shareholders, the name Investors Series was changed to Treasury Reserves Intermediate Series and the name Investors Series II class was changed to Treasury Reserves Intermediate Fund class. Treasury Reserves Intermediate Fund (Institutional) class was first offered on June 1, 1992 and beginning May 2, 1994 it became known as Treasury Reserves Intermediate Fund Institutional Class. On May 2, 1994, the Treasury Reserves Intermediate Fund class became known as the Treasury Reserves Intermediate Fund A Class. Effective as of close of business on August 28, 1995, the name Delaware Group Treasury Reserves, Inc. was changed to Delaware Group Limited-Term Government Funds, Inc. and the name Treasury Reserves Intermediate Series was changed to Limited-Term Government Fund. At the same time, the names of Treasury Reserves Intermediate Fund A Class, Treasury Reserves Intermediate Fund B Class and Treasury Reserves Intermediate Fund Institutional Class were changed to Limited-Term Government Fund A Class, Limited-Term Government Fund B Class, and Limited-Term Government Fund Institutional Class, respectively.

        All shares have equal voting rights, no preemptive rights, are fully transferable and, when issued, are fully paid. All shares of the Fund participate equally in dividends, and upon liquidation would share equally.

NONCUMULATIVE VOTING

        LIMITED-TERM FUNDS, INC. SHARES HAVE NONCUMULATIVE VOTING RIGHTS WHICH MEANS THAT THE HOLDERS OF MORE THAN 50% OF THE SHARES OF LIMITED-TERM FUNDS, INC. VOTING FOR THE ELECTION OF DIRECTORS CAN ELECT ALL THE DIRECTORS IF THEY CHOOSE TO DO SO, AND, IN SUCH EVENT, THE HOLDERS OF THE REMAINING SHARES WILL NOT BE ABLE TO ELECT ANY DIRECTORS.


        This Part B does not include all of the information contained in the Registration Statement which is on file with the Securities and Exchange Commission.

(SAI-LTGF/PART B)


APPENDIX A - IRA INFORMATION


        An individual can contribute up to $2,000 to his or her IRA each year. Contributions may or may not be deductible depending upon the taxpayers adjusted gross income and whether the taxpayer or his or her spouse is an active participant in employer-sponsored retirement plan. Even if a taxpayer (or his or her spouse) is covered by an employer-sponsored retirement plan, the full $2,000 deduction is still available if the taxpayer's adjusted gross income is below $25,000 ($40,000 for taxpayers filing joint returns). A partial deduction is allowed for married couples with incomes between $40,000 and $50,000, and for single individuals with incomes between $25,000 and $35,000. No deductions are available for contributions to IRAs by taxpayers whose adjusted gross income before IRA deductions exceeds $50,000 ($35,000 for singles) and who are active participants in an employer-sponsored retirement plan. Taxpayers who were not allowed deductions on IRA contributions still can make nondeductible IRA contributions of as much as $2,000 for each working spouse ($2,250 for one-income couples for years prior to 1997), and defer taxes on interest or other earnings from the IRAs. Special rules apply for determining the deductibility of contributions made by married individuals filing separate returns.



        Effective for tax years beginning after 1996, one-income couples can contribute up to $2,000 to each spouse's IRA provided the combined compensation of both spouses is at least equal to the total contributions for both spouses. If the working spouse is an active participant in an employer-sponsored retirement plan and earns over $40,000, the maximum deduction limit is reduced in the same way that the limit is reduced for contributions to a non-spousal IRA.


        As illustrated in the following tables, maintaining an Individual Retirement Account remains a valuable opportunity.

        For many, an IRA will continue to offer both an up-front tax break with its tax deduction each year and the real benefit that comes with tax-deferred compounding. For others, losing the tax deduction will impact their taxable income status each year. Over the long term, however, being able to defer taxes on earnings still provides an impressive investment opportunity--a way to have money grow faster due to tax-deferred compounding.

(SAI-LTGF/PART B)



        Even if your IRA contribution is no longer deductible, the benefits of saving on a tax-deferred basis can be substantial. The following tables illustrate the benefits of tax-deferred versus taxable compounding. Each reflects a constant 7% rate of return, compounded annually, with the reinvestment of all proceeds. The tables do not take into account any fees. Of course, earnings accumulated in your IRA will be subject to tax upon withdrawal. If you choose a mutual fund with a fluctuating net asset value, such as the Fund, your bottom line at retirement could be lower--it could also be much higher.


$2,000 INVESTED ANNUALLY ASSUMING A 7% ANNUALIZED RETURN


   15% Tax Bracket                  Single     -   $0-$24,650
                                    Joint      -   $0-$41,200


           END OF               CUMULATIVE             HOW MUCH YOU            HOW MUCH YOU HAVE WITH FULL
            YEAR             INVESTMENT AMOUNT       HAVE WITHOUT IRA                 IRA DEDUCTION
           -----             -----------------       ----------------          ---------------------------
              1                  $ 2,000                    $  1,801                 $  2,140
              5                   10,000                      10,143                   12,307
             10                   20,000                      23,685                   29,567
             15                   30,000                      41,764                   53,776
             20                   40,000                      65,901                   87,730
             25                   50,000                      98,126                  135,353
             30                   60,000                     141,149                  202,146
             35                   70,000                     198,587                  295,827
             40                   80,000                     275,271                  427,219

[Without IRA--investment of $1,700 ($2,000 less 15%) earning 5.95% (7% less
15%)]


   28% Tax Bracket                  Single     -   $24,651-$59,750
                                    Joint      -   $41,201-$99,600


           END OF             CUMULATIVE                 HOW MUCH YOU                HOW MUCH YOU HAVE WITH FULL
            YEAR           INVESTMENT AMOUNT           HAVE WITHOUT IRA        NO DEDUCTION             IRA DEDUCTION
              1                  $ 2,000                    $  1,513               $  1,541                  $  2,140
              5                   10,000                       8,365                  8,861                    12,307
             10                   20,000                      19,061                 21,288                    29,567
             15                   30,000                      32,738                 38,719                    53,776
             20                   40,000                      50,227                 63,166                    87,730
             25                   50,000                      72,590                 97,454                   135,353
             30                   60,000                     101,187                145,545                   202,146
             35                   70,000                     137,754                212,995                   295,827
             40                   80,000                     184,512                307,598                   427,219

[Without IRA--investment of $1,440 ($2,000 less 28%) earning 5.04% (7% less
28%)]

[With IRA--No Deduction--investment of $1,440 ($2,000 less 28%) earning 7%]

(SAI-LTGF/PART B)


   31% Tax Bracket                   Single    - $59,751-$124,650



                                     Joint     - $99,601-$151,750



           END OF            CUMULATIVE              HOW MUCH YOU              HOW MUCH YOU HAVE WITH FULL IRA
            YEAR          INVESTMENT AMOUNT        HAVE WITHOUT IRA         NO DEDUCTION               DEDUCTION
              1                 $ 2,000                 $  1,447                $  1,477                $  2,140
              5                  10,000                    7,967                   8,492                  12,307
             10                  20,000                   18,052                  20,401                  29,567
             15                  30,000                   30,820                  37,106                  53,776
             20                  40,000                   46,985                  60,534                  87,730
             25                  50,000                   67,448                  93,394                 135,353
             30                  60,000                   93,355                 139,481                 202,146
             35                  70,000                  126,152                 204,121                 295,827
             40                  80,000                  167,673                 294,781                 427,219

[Without IRA--investment of $1,380 ($2,000 less 31%) earning 4.83% (7% less
31%)]

[With IRA--No Deduction--investment of $1,380 ($2,000 less 31%) earning 7%]


   36% Tax Bracket*                  Single    -   $124,651-$271,050
                                     Joint     -   $151,751-$271,050


         END OF            CUMULATIVE               HOW MUCH YOU                 HOW MUCH YOU HAVE WITH FULL IRA
          YEAR          INVESTMENT AMOUNT         HAVE WITHOUT IRA            NO DEDUCTION               DEDUCTION
            1                $ 2,000                $  1,337                    $  1,370                    $  2,140
            5                 10,000                   7,313                       7,876                      12,307
           10                 20,000                  16,418                      18,923                      29,567
           15                 30,000                  27,754                      34,417                      53,776
           20                 40,000                  41,867                      56,147                      87,730
           25                 50,000                  59,437                      86,626                     135,353
           30                 60,000                  81,312                     129,373                     202,146
           35                 70,000                 108,545                     189,329                     295,827
           40                 80,000                 142,451                     273,420                     427,219

[Without IRA--investment of $1,280 ($2,000 less 36%) earning 4.48% (7% less
36%)]

[With IRA--No Deduction--investment of $1,280 ($2,000 less 36%) earning 7%]

(SAI-LTGF/PART B)



   39.6% Tax Bracket*                   Single    -    over $271,050
                                        Joint     -    over $271,050



           END OF              CUMULATIVE               HOW MUCH YOU               HOW MUCH YOU HAVE WITH FULL IRA
            YEAR            INVESTMENT AMOUNT         HAVE WITHOUT IRA          NO DEDUCTION               DEDUCTION
              1                   $ 2,000                  $  1,259                 $  1,293                  $  2,140
              5                    10,000                     6,851                    7,433                    12,307
             10                    20,000                    15,277                   17,859                    29,567
             15                    30,000                    25,643                   32,481                    53,776
             20                    40,000                    38,392                   52,989                    87,730
             25                    50,000                    54,075                   81,753                   135,353
             30                    60,000                    73,366                  122,096                   202,146
             35                    70,000                    97,094                  178,679                   295,827
             40                    80,000                   126,281                  258,040                   427,219

[Without IRA--investment of $1,208 ($2,000 less 39.6%) earning 4.23% (7% less 39.6%)] [With IRA--No Deduction--investment of $1,208 ($2,000 less 39.6%) earning 7%]


* For tax years beginning after 1992, a 36% tax rate applies to all taxable income in excess of the maximum dollar amounts subject to the 31% tax rate. In addition, a 10% surtax (not applicable to capital gains) applies to certain high- income taxpayers. It is computed by applying a 39.6% rate to taxable income in excess of $271,050. The above tables do not reflect the personal exemption phaseout nor the limitations of itemized deductions that may apply.

(SAI-LTGF/PART B)


         $2,000 SINGLE INVESTMENT AT A RETURN OF 7% COMPOUNDED MONTHLY


                TAXABLE -        TAXABLE -       TAXABLE -       TAXABLE -      TAXABLE -          TAX
YEARS             39.6%*             36%*           31%             28%            15%          DEFERRED
-------------------------------------------------------------------------------------------------------
     10         $  3,050         $  3,128         $ 3,239         $ 3,307        $ 3,621         $ 4,019
     15            3,767            3,911           4,121           4,253          4,872           5,698
     20            4,652            4,891           5,245           5,469          6,555           8,077
     30            7,094            7,650           8,493           9,043         11,867          16,233
     40           10,820           11,963          13,753          14,953         21,483          32,623


         $2,000 INVESTED ANNUALLY AT A RETURN OF 7% COMPOUNDED MONTHLY


                 TAXABLE -         TAXABLE -       TAXABLE -       TAXABLE -      TAXABLE -          TAX
YEARS              39.6%*              36%*           31%             28%            15%          DEFERRED
---------------------------------------------------------------------------------------------------------
     10         $  25,411         $  25,788        $ 26,322        $ 26,649       $ 28,125        $ 29,953
     15            42,752            43,708          45,079          45,927         49,833          54,851
     20            64,166            66,117          68,947          70,716         79,042          90,148
     30           123,271           129,187         137,973         143,581        171,220         211,120
     40           213,412           227,820         249,750         264,078        338,096         454,233



* For tax years beginning after 1992, a 36% tax rate applies to all taxable income in excess of the maximum dollar amounts subject to the 31% tax rate. In addition, a 10% surtax (not applicable to capital gains) applies to certain high-income taxpayers. It is computed by applying a 39.6% rate to taxable income in excess of $263,750. The above tables do not reflect the personal exemption phaseout nor the limitations of itemized deductions that may apply.

(SAI-LTGF/PART B)


THE VALUE OF STARTING YOUR IRA EARLY
          The following illustrates how much more you would have contributing $2,000 each January--the earliest opportunity--compared to contributing on April 15th of the following year--the latest, for each tax year.

       After        5 years                     $3,528    more
                   10 years                     $6,113
                   20 years                    $17,228
                   30 years                    $47,295

          Compounded returns for the longest period of time is the key. The above illustration assumes a 10% rate of return and the reinvestment of all proceeds.
          And it pays to shop around. If you get just 2% more per year, it can make a big difference when you retire. A constant 8% versus 10% return, compounded monthly, illustrates the point. This chart is based on a yearly investment of $2,000 on January 1. After 30 years the difference can mean as much as 50% more!


                               8% RETURN               10% RETURN
                               ---------               ----------
        10 years                $31,291                  $35,602
        30 years               $244,692                 $361,887


          The statistical exhibits above are for illustration purposes only and do not reflect the actual Fund performance either in the past or in the future.

(SAI-LTGF/PART B)


FINANCIAL STATEMENTS


          Ernst & Young LLP serves as the independent auditors for Limited-Term Funds, Inc. and, in its capacity as such, audits the financial statements contained in the Fund's Annual Report. The Delaware Group Limited-Term Government Funds, Inc. - Limited-Term Government Fund's Statement of Net Assets, Statement of Operations, Statement of Changes in Net Assets and Notes to Financial Statements, as well as the report of Ernst & Young LLP, independent auditors, for the fiscal year ended December 31, 1996 are included in the Fund's Annual Report to shareholders. The financial statements, the notes relating thereto and the report of Ernst & Young LLP listed above are incorporated by reference from the Annual Report into this Part B.

          The Delaware Group includes funds with a wide range of investment objectives. Stock funds, income funds, tax-free funds, money market funds, global and international funds and closed-end equity funds give investors the ability to create a portfolio that fits their personal financial goals. For more information, shareholders of the Fund Classes should contact their financial adviser or call Delaware Group at 800-523- 4640 and shareholders of the Institutional Class should contact Delaware Group at 800-828-5052.

INVESTMENT MANAGER
Delaware Management Company, Inc.
One Commerce Square
Philadelphia, PA  19103

NATIONAL DISTRIBUTOR
Delaware Distributors, L.P.
1818 Market Street
Philadelphia, PA  19103


SHAREHOLDER SERVICING,
DIVIDEND DISBURSING,
ACCOUNTING SERVICES
AND TRANSFER AGENT
Delaware Service Company, Inc.
1818 Market Street
Philadelphia, PA  19103


LEGAL COUNSEL
Stradley, Ronon, Stevens & Young, LLP
One Commerce Square
Philadelphia, PA  19103

INDEPENDENT AUDITORS
Ernst & Young LLP
Two Commerce Square
Philadelphia, PA  19103


CUSTODIAN
Bankers Trust Company
One Bankers Trust Plaza
New York, NY  10006


-------------------------------------------------------------------------------

LIMITED-TERM GOVERNMENT FUND

(FORMERLY TREASURY RESERVES
INTERMEDIATE FUND)
-------------------------------------------------------------------------------

A CLASS

-------------------------------------------------------------------------------

B CLASS

-------------------------------------------------------------------------------

C CLASS

-------------------------------------------------------------------------------

INSTITUTIONAL CLASS

-------------------------------------------------------------------------------

CLASSES OF LIMITED-TERM GOVERNMENT
FUND

(FORMERLY TREASURY RESERVES
INTERMEDIATE SERIES)
-------------------------------------------------------------------------------

DELAWARE GROUP LIMITED-TERM
GOVERNMENT FUNDS, INC.

(FORMERLY DELAWARE GROUP TREASURY
RESERVES, INC.)
-------------------------------------------------------------------------------

PART B

STATEMENT OF
ADDITIONAL INFORMATION

-------------------------------------------------------------------------------

FEBRUARY 28, 1997

                                                                        DELAWARE
                                                                           GROUP

(SAI-GMF/PART B)

--------------------------------------------------------------------------------
                                     PART B--STATEMENT OF ADDITIONAL INFORMATION

                                                               FEBRUARY 28, 1997

--------------------------------------------------------------------------------

DELAWARE GROUP LIMITED-TERM GOVERNMENT FUNDS, INC.

--------------------------------------------------------------------------------

1818 MARKET STREET
PHILADELPHIA, PA  19103

--------------------------------------------------------------------------------
FOR PROSPECTUS AND PERFORMANCE:  NATIONWIDE 800-523-4640

INFORMATION ON EXISTING ACCOUNTS:
         (SHAREHOLDERS ONLY) NATIONWIDE 800-523-1918

DEALER SERVICES:
         (BROKER/DEALERS ONLY) NATIONWIDE 800-362-7500
--------------------------------------------------------------------------------

TABLE OF CONTENTS

--------------------------------------------------------------------------------
COVER PAGE
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE AND POLICY
--------------------------------------------------------------------------------
PERFORMANCE INFORMATION
--------------------------------------------------------------------------------
TRADING PRACTICES
--------------------------------------------------------------------------------
PURCHASING SHARES
--------------------------------------------------------------------------------
RETIREMENT PLANS
--------------------------------------------------------------------------------
OFFERING PRICE
--------------------------------------------------------------------------------
REDEMPTION
--------------------------------------------------------------------------------
DIVIDENDS AND REALIZED SECURITIES
         PROFITS DISTRIBUTIONS
--------------------------------------------------------------------------------
TAXES
--------------------------------------------------------------------------------
INVESTMENT MANAGEMENT AGREEMENT
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OFFICERS AND DIRECTORS
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EXCHANGE PRIVILEGE
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GENERAL INFORMATION
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APPENDIX A--IRA INFORMATION
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FINANCIAL STATEMENTS
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                                      -1-

(SAI-GMF/PART B)



         Delaware Group Limited-Term Government Funds, Inc. ("Limited-Term Funds, Inc.") is a professionally-managed mutual fund of the series type presently offering two series of portfolios: U.S. Government Money Series (the "Fund") and Limited-Term Government Fund. This Statement of Additional Information ("Part B" of Limited-Term Funds, Inc.'s registration statement) describes the Fund.



         The Fund offers two classes of shares--U.S. Government Money Fund A Class ("Class A Shares") and U.S. Government Money Fund Consultant Class ("Consultant Class Shares") (individually, a "Class" and collectively, the "Classes").



         This Part B supplements the information contained in the current Prospectus of the Classes dated February 28, 1997, as it may be amended from time to time. Part B should be read in conjunction with the Classes' Prospectus. Part B is not itself a prospectus but is, in its entirety, incorporated by reference into the Classes' Prospectus. A prospectus for the Classes' may be obtained by writing or calling your investment dealer or by contacting the Fund's national distributor, Delaware Distributors, L.P. (the "Distributor"), 1818 Market Street, Philadelphia, PA 19103.



         All references to "shares" in this Part B refer to each Class of shares of the Fund, except where noted.

(SAI-GMF/PART B)


INVESTMENT OBJECTIVE AND POLICY

       The objective of the Fund is to obtain maximum current income consistent with preservation of principal and maintenance of liquidity. There is no assurance that this objective can be achieved. This objective is a matter of fundamental policy and may not be changed without approval by the holders of a majority of the outstanding voting securities of the Fund, which is the lesser of more than 50% of the outstanding voting securities or 67% of the voting securities present at a shareholder meeting if 50% or more of the voting securities are present in person or represented by proxy. See also General Information.

       The Fund intends to achieve its objective by investing only in short-term securities issued or guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities, and repurchase agreements secured by such permitted investments. All securities purchased by the Fund mature within 13 months from the date of purchase, although repurchase agreements may be collateralized by securities maturing in more than 13 months.

       Direct obligations issued by the U.S. Treasury include bills, notes and bonds which differ from each other only in interest rates, maturities and dates of issuance. These issues, plus some federal agency obligations, are guaranteed by the full faith and credit of the U.S. government. Examples include Federal Housing Administration, Farmers Home Administration, Government National Mortgage Association and Export-Import Bank of the United States. Other federal agency obligations only have the guarantee of the agency. Examples include Federal Home Loan Banks, Federal Land Banks, Federal Home Loan Mortgage Corporation, The Tennessee Valley Authority and the International Bank for Reconstruction and Development. Although obligations of agencies and instrumentalities are not direct obligations of the U.S. Treasury, payment of the interest and principal on such obligations is generally backed directly or indirectly by the U.S. government. This support can range from the backing of the full faith and credit of the United States, to U.S. Treasury guarantees, or to the backing solely of the issuing agency or instrumentality itself.

       The Fund may invest up to 10% of its assets, together with any illiquid investments, in fully-insured deposits maturing in 60 days or less from members of the FDIC. While the Fund is permitted under certain circumstances to borrow money, it does not normally do so.

       The Fund maintains its net asset value at $1.00 per share by valuing its securities on an amortized cost basis. See Offering Price. The Fund maintains a dollar weighted average portfolio maturity of not more than 90 days and does not purchase any issue having a remaining maturity of more than 13 months. In addition, the Fund limits its investments, including repurchase agreements, to those instruments which the Board of Directors determines present minimal credit risks and which are of high quality and which are otherwise in accordance with the maturity, quality and diversification conditions with which taxable money market funds must comply. In the event of a marked increase in current interest rates or of a national credit crisis, principal values could be adversely affected. While the Fund will make every effort to maintain a fixed net asset value of $1.00 per share, there can be no assurance that this objective will be achieved.

       The Fund will invest in securities for income earnings rather than trading for profit. The Fund will not vary portfolio investments, except to:

       (1) eliminate unsafe investments and investments not consistent with the preservation of the capital or the tax status of the investments of the Fund;

       (2) honor redemption orders, meet anticipated redemption requirements and negate gains from discount purchases;

       (3)  reinvest the earnings from securities in like securities;

(SAI-GMF/PART B)


       (4)  defray normal administrative expenses; or

       (5) maintain a constant net asset value per unit pursuant to, and in compliance with, an order or rule of the United States Securities and Exchange Commission.

       While the Fund intends to hold its investments until maturity when they will be redeemable at their full principal value plus accrued interest, attempts may be made from time to time to increase its yield by trading to take advantage of market variations. Also, redemptions may cause sales of portfolio investments prior to maturity or at times when such sales might otherwise not be desirable. The Fund's right to borrow to facilitate redemptions may reduce but does not guarantee a reduction in the need for such sales. The Fund will not purchase new securities while any borrowings are outstanding. See Dividends and Realized Securities Profits Distributions and Taxes for effect of any capital gains distributions.

       A shareholder's rate of return will vary with the general interest rate levels applicable to the instruments in which the Fund invests. The rate of return and the net asset value will be affected by such other factors as sales of portfolio securities prior to maturity and the Fund's operating expenses.

REPURCHASE AGREEMENTS
       The Fund may also invest in repurchase agreements sold by banks or brokers secured by the foregoing securities. A repurchase agreement is an instrument under which securities are purchased from a bank or securities dealer with an agreement by the seller to repurchase the securities. Under a repurchase agreement, the purchaser acquires ownership of the security but the seller agrees, at the time of sale, to repurchase it at a mutually agreed-upon time and price. The Fund will take custody of the collateral under repurchase agreements. Repurchase agreements may be construed to be collateralized loans by the purchaser to the seller secured by the securities transferred. The resale price is in excess of the purchase price and reflects an agreed-upon market rate unrelated to the coupon rate or maturity of the purchased security. Such transactions afford an opportunity for the Fund to invest temporarily available cash on a short-term basis. The Fund's risk is limited to the seller's ability to buy the security back at the agreed-upon sum at the agreed-upon time, since the repurchase agreement is secured by the underlying government obligation. Should such an issuer default, Delaware Management Company, Inc. (the "Manager") believes that, barring extraordinary circumstances, the Fund will be entitled to sell the underlying securities or otherwise receive adequate protection for its interest in such securities, although there could be a delay in recovery. The Fund considers the creditworthiness of the bank or dealer from whom it purchases repurchase agreements. The Fund will monitor such transactions to assure that the value of the underlying securities subject to repurchase agreements is at least equal to the repurchase price. The underlying securities will be limited to those described above.

INVESTMENT RESTRICTIONS
       Limited-Term Funds, Inc. has adopted the following restrictions and fundamental policies for the Fund, which cannot be changed without approval by the holders of a majority of the outstanding voting securities of the Fund, as described above. The Fund may not under any circumstances:

(SAI-GMF/PART B)


        1. Invest in issues other than those described under Investment Objective and Policy above.


        2. Borrow money in excess of one-third of the value of its net assets and then only as a temporary measure for extraordinary purposes or to facilitate redemptions. The Fund has no intention of increasing its net income through borrowing. Any borrowing will be done from a bank and, to the extent that such borrowing exceeds 5% of the value of the Fund's net assets, asset coverage of at least 300% is required. In the event that such asset coverage shall at any time fall below 300%, the Fund shall, within three days thereafter (not including Sunday or holidays) or such longer period as the Securities and Exchange Commission may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%. The Fund will not pledge more than 10% of its net assets. The Fund will not issue senior securities as defined in the Investment Company Act of 1940 (the "1940 Act"), except for notes to banks. Any outstanding borrowing shall be repaid before additional securities are purchased.


        3.  Sell securities short or purchase securities on margin.

        4.  Write or purchase put or call options.

        5.  Underwrite the securities of other issuers.

        6.  Purchase or sell commodities or commodity contracts.

        7. Purchase or sell real estate, but this shall not prevent the Fund from investing in securities secured by real estate or interests therein.

        8. Make loans to other persons except by the purchase of obligations in which the Fund is authorized to invest and to enter into repurchase agreements. Not more than 10% of the Fund's total assets will be invested in repurchase agreements maturing in more than seven days and in other illiquid assets.

        9.  Invest for purposes of exercising control.

       10. Invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets.

       11. Invest in direct interests in oil, gas or other mineral exploration or development programs.

       Although not a fundamental investment restriction, the Fund currently does not invest its assets in real estate limited partnerships.

(SAI-GMF/PART B)


PERFORMANCE INFORMATION


       For the seven-day period ended December 31, 1996, the annualized current yield of Class A Shares and Consultant Class Shares was 4.70% for each Class and the compounded effective yield was 4.82% for each Class. These yields will fluctuate daily as income earned fluctuates. On that date the weighted average portfolio maturity was 44 days for both Classes. The current yield of Class A Shares is expected to be slightly higher than that of Consultant Class Shares during any period that the distribution fee under the Fund's 12b-1 Plan for Consultant Class Shares is being paid. The Board of Directors of the Fund suspended 12b-1 Plan payments from Consultant Class Shares to the Distributor effective June 1, 1990. Such payments may be reinstituted in the future with prior approval of the Board of Directors.



       Shareholders and prospective investors will be interested in learning from time to time the current and the effective compounded yield of a Class of shares. As explained under Dividends and Realized Securities Profits Distributions, dividends are declared daily from net investment income. In order to determine the current return, yield is calculated as follows:


       The calculation begins with the value of a hypothetical account of one share at the beginning of a seven-day period; this is compared with the value of that same account at the end of the same period (including shares purchased for the account with dividends earned during the period). The net change in the account value is generally the net income earned per share during the period, which consists of accrued interest income plus or minus amortized purchase discount or premium, less all accrued expenses (excluding expenses reimbursed by the investment manager) but does not include realized gains or losses or unrealized appreciation or depreciation.

       The current yield of the Fund represents the net change in this hypothetical account annualized over 365 days. In addition, a shareholder may achieve a compounding effect through reinvestment of dividends which is reflected in the effective yield shown below.

(SAI-GMF/PART B)



       The following is an example, for purpose of illustration only, of the current and effective yield calculations for the seven-day period ended December 31, 1996:



                                                                                       U.S.              U.S. GOVERNMENT
                                                                                    GOVERNMENT             MONEY FUND
                                                                                    MONEY FUND             CONSULTANT
                                                                                      A CLASS                 CLASS
           Value of a hypothetical
              account with one share at
              the beginning of the period   . . . . . . . . . . . . . . . .         $1.00000000           $1.00000000

           Value of the same account
              at the end of the period  . . . . . . . . . . . . . . . . . .         $1.00090225           $1.00090225
                                                                                    ===========           ===========

           Net change in account value  . . . . . . . . . . . . . . . . . .           .00090255*            .00090255*

           Base period return = net
              change in account value
              / beginning account value   . . . . . . . . . . . . . . . . .           .00090255             .00090255

           Current yield
              [base period return x (365 / 7)]  . . . . . . . . . . . . . .                4.70%**               4.70%**
                                                                                           =====                 =====

           Effective yield
              (1 + base period) 365/7 - 1   . . . . . . . . . . . . . . . .                4.82%***              4.82%***
                                                                                           =====                 =====




Weighted average life to maturity of the portfolio on December 31, 1996 was 44 days.


  * This represents the net income per share for the seven calendar days ended December 31, 1996.


 ** This represents the average of annualized net investment income per share for the seven calendar days ended December 31, 1996.


*** This represents the current yield for the seven calendar days ended
    December 31, 1996 compounded daily. The Manager has elected to waive voluntarily the portion of its annual compensation under its Investment Management Agreement with Limited-Term Funds, Inc. on behalf of the Fund to limit operating expenses to 0.70% (exclusive of taxes, interest, brokerage commissions, extraordinary expenses and, in the case of Consultant Class Shares, 12b-1 fees) from January 26, 1996 through July 31, 1997. In the absence of such voluntary waivers, performance would have been affected negatively.



       Total return performance of each Class will reflect the reinvestment of all dividends and any capital gains, if any, during the indicated period. Shares of the Fund are sold without a sales charge. The results will not reflect any income taxes payable by shareholders on the reinvested distributions included in the calculations. An illustration of past Fund performance should not be considered as representative of future results.

(SAI-GMF/PART B)


       The Fund's average annual total compounded rate of return is based on a hypothetical $1,000 investment that includes capital appreciation and depreciation during the stated periods. The following formula will be used for the actual computations:
                                       n
                                 P(1+T)  = ERV

Where:       P  =   a hypothetical initial purchase order of $1,000;

             T  =   average annual total return;

             n  =   number of years;

           ERV  =   redeemable value of the hypothetical $1,000 purchase at the end of the period.


       The following table, for purposes of illustration only, reflects the average annual total return performance of each Class through December 31, 1996, calculated as an average annual compounded rate of return for the period indicated. For this purpose, the calculations assume the reinvestment of all dividend distributions paid during the indicated periods. Interest rates fluctuated during the period covered by the table and the Fund's results should not be considered as representative of future performance. Total return for Consultant Class Shares for the periods prior to the commencement of operations of such Class is based on the performance of Class A Shares. For periods prior to the commencement of operations of Consultant Class Shares, the total return does not reflect the 12b-1 payments applicable to such Class during the period March 29, 1988 through June 1, 1990. If such payments were reflected in the calculations, performance would have been affected.

(SAI-GMF/PART B)



                                               AVERAGE ANNUAL TOTAL RETURN
                                                                        U.S.
                                               U.S.                  GOVERNMENT
                                            GOVERNMENT               MONEY FUND
                                            MONEY FUND               CONSULTANT
                                           A CLASS (1)              CLASS (1)(2)
             1 year
              ended
             12/31/96                        4.76%                     4.76%

              3 years
               ended
             12/31/96                        4.08%                     4.08%

              5 years
               ended
             12/31/96                        3.47%                     3.47%

             10 years
               ended
             12/31/96                        4.95%                     4.89%

            4/20/82(3)
             through
             12/31/96                        5.98%                     5.96%



(1) The Manager has elected to waive voluntarily the portion of its annual compensation under its Investment Management Agreement with Limited-Term Funds, Inc. on behalf of the Fund to limit operating expenses to 0.70% (exclusive of taxes, interest, brokerage commissions, extraordinary expenses and in the case of Consultant Class Shares, 12b-1 fees) from January 26, 1996 through July 31, 1997. In the absence of such voluntary waivers, performance would have been affected negatively.

(2) Commenced operations on March 29, 1988.
(3) Date of initial public offering of U.S. Government Money Series.


           From time to time, the Fund may also quote current yield information of the Classes with the sample average rates paid on bank money market deposit accounts. The bank money market deposit averages are the stated rates of 100 large banks and thrifts in the top five standard metropolitan statistical areas as determined by the Bank Rate Monitor. The Fund's figures for a Class will be the annualized yields representing an average of that Class' after-expense per share earnings divided by cost per share for each day of the fiscal month, or period, noted. Yield fluctuates depending on portfolio type, quality, maturity and operating expenses. Principal is not insured and the results shown should not be considered as representative of the yield which may be realized from an investment made in the Fund at any time in the future.



       In addition, the Fund may quote actual yield and total return performance of each Class in advertising and other types of literature compared to indices or averages of alternative financial products available to prospective investors. For example, the performance comparisons may include the average return of various bank instruments, some of which may carry certain return guarantees offered by leading banks and thrifts, as monitored by the Bank Rate Monitor, and those of corporate and government security price indices of various durations prepared by Lehman Brothers and Salomon Brothers, Inc. These indices are not managed for any investment goal.

(SAI-GMF/PART B)


       Statistical and performance information and various indices compiled and maintained by organizations such as the following may also be used in preparing exhibits comparing certain industry trends and competitive mutual fund performance to comparable Fund activity and performance. From time to time, certain mutual fund performance ranking information, calculated and provided by these organizations, may also be used in the promotion of sales in the Fund. Any indices used are not managed for any investment goal.

       CDA Investment Technologies, Lipper Analytical Services, Inc. and IBC/Donoghue are performance evaluation services that maintain statistical performance databases, as reported by a diverse universe of independently-managed mutual funds.

       Interactive Data Corporation is a statistical access service that maintains a database of various international industry indicators, such as historical and current price/earning information, individual equity and fixed-income price and return information.


       Salomon Brothers and Lehman Brothers are statistical research firms that maintain databases of international market, bond market, corporate and government-issued securities of various maturities. This information, as well as unmanaged indices compiled and maintained by these firms, will be used in preparing comparative illustrations. In addition, the performance of multiple indices compiled and maintained by these firms may be combined to create a blended performance result for comparative performances. Generally, the indices selected will be representative of the types of securities in which the Funds may invest and the assumptions that were used in calculating the blended performance will be described.


       Current interest rate and yield information on government debt obligations of various durations, as reported weekly by the Federal Reserve (Bulletin H.15), may also be used. Also, current rate information on municipal debt obligations of various durations, as reported daily by the Bond Buyer, may also be used. The Bond Buyer is published daily and is an industry-accepted source for current municipal bond market information.

       Comparative information on the Consumer Price Index may also be included. The Consumer Price Index, as prepared by the U.S. Bureau of Labor Statistics, is the most commonly used measure of inflation. It indicates the cost fluctuations of a representative group of consumer goods. It does not represent a return on investment.


       The following table is an example, for purposes of illustration only, of cumulative total return performance for the each Class through December 31, 1996. Total return for Consultant Class Shares for the periods prior to
commencement of such Class is based on the performance of Class A Shares.   For
periods prior to the commencement of operations of Consultant Class Shares, the total return calculation does not reflect the 12b-1 payments that were applicable to such Class during the periods March 29, 1988 through June 1, 1990. If such payments were reflected in the calculations, performance would have been affected.

(SAI-GMF/PART B)



                                             CUMULATIVE TOTAL RETURN
                                 U.S. GOVERNMENT                   U.S. GOVERNMENT
                                   MONEY FUND                        MONEY FUND
                                   A CLASS (1)                 CONSULTANT CLASS (1)(2)
             3 months
               ended
             12/31/96                  1.18%                            1.18%

             6 months
               ended
             12/31/96                  2.39%                            2.39%

             9 months
               ended
             12/31/96                  3.58%                            3.58%

              1 year
               ended
             12/31/96                  4.76%                            4.76%

              3 years
               ended
             12/31/96                 12.76%                           12.76%

              5 years
              ended
             12/31/96                 18.63%                           18.63%

             10 years
              ended
             12/31/96                 62.13%                           61.25%

            4/20/82(3)
             through
             12/31/96                134.76%                          134.23%



(1) The Manager has elected to waive voluntarily the portion of its annual compensation under its Investment Management Agreement with Limited-Term Funds, Inc. on behalf of the Fund to limit operating expenses to 0.70% (exclusive of taxes, interest, brokerage commissions, extraordinary expenses and in the case of Consultant Class Shares, 12b-1 fees) from January 26, 1996 through July 31, 1997. In the absence of such voluntary waivers, performance would have been affected negatively.


(2)       Commenced operations on March 29, 1988.


(3)       Date of initial public offering of U.S. Government Money Series.


       Because every investor's goals and risk threshold are different, the Distributor, as distributor for the Fund and other mutual funds in the Delaware Group, will provide general information about investment alternatives and scenarios that will allow investors to assess their personal goals. This information will include general material about investing as well as materials reinforcing various industry-accepted principles of prudent and responsible personal financial planning. One typical way of addressing these issues is to compare an individual's goals and the length of time the individual has to

(SAI-GMF/PART B)



attain these goals to his or her risk threshold. In addition, the Distributor will provide information that discusses the overriding investment philosophy of the Manager and how that philosophy impacts the Fund's, and other Delaware Group funds', investment disciplines employed in seeking their objectives. The Distributor may also from time to time cite general or specific information about the institutional clients of the Manager, including the number of such clients serviced by the Manager.


DOLLAR-COST AVERAGING
       Money market funds, which are generally intended for your short-term investment needs, can often be used as a basis for building a long-term investment plan. For many people, deciding when to purchase long-term investments, such as stock or longer-term bond funds, can be a difficult decision. Unlike money market fund shares, prices of other securities, such as stocks and bonds, tend to move up and down over various market cycles. Though logic says to invest when prices are low, even experts can't always pick the highs and the lows. By using a strategy known as dollar-cost averaging, you schedule your investments ahead of time. If you invest a set amount on a regular basis (perhaps using assets from your money market fund) that money will always buy more shares when the price is low and fewer when the price is high. You can choose to invest at any regular interval--for example, monthly or quarterly--as long as you stick to your regular schedule.


       Dollar-cost averaging looks simple and it is, but there are important things to remember. Dollar-cost averaging works best over longer time periods, and it doesn't guarantee a profit or protect against losses in declining markets. If you need to sell your investment when prices are low, you may not realize a profit no matter what investment strategy you utilize. That's why dollar-cost averaging can make sense for long-term goals. Since the potential success of a dollar-cost averaging program depends on continuous investing, even through periods of fluctuating prices, you should consider your dollar-cost averaging program a long-term commitment and invest an amount you can afford and probably won't need to withdraw. Delaware Group offers three services -- Automatic Investing Program, Direct Deposit Program and the Wealth Builder Option -- that can help to keep your regular investment program on track. See Investing by Electronic Fund Transfer - Direct Deposit Purchase Plan and Automatic Investing Plan under Investment Plans and Wealth Builder Option under Investment Plans for a complete description of these options including restrictions or limitations.


       The example below illustrates how dollar-cost averaging can work. In a fluctuating market, the average cost per share of a stock or bond fund over a period of time will be lower than the average price per share of the fund for the same time period.




                                                       PRICE              NUMBER OF
                            INVESTMENT                  PER                SHARES
                                AMOUNT                 SHARE              PURCHASED

            Month 1               $100                 $10.00               10
            Month 2               $100                 $12.50                8
            Month 3               $100                  $5.00               20
            Month 4               $100                 $10.00               10
                            -------------------------------------------------------
                                  $400                 $37.50               48

Total Amount Invested:  $400
Total Number of Shares Purchased:  48
Average Price Per Share:  $9.38 ($37.50/4)
Average Cost Per Share:  $8.33 ($400/48 shares)

(SAI-GMF/PART B)



       This example is for illustration purposes only. It is not intended to represent the actual performance of the Fund. Dollar-cost averaging can be appropriate for investments in shares of funds that tend to fluctuate in value. Please obtain the prospectus of any Delaware Group fund in which you plan to invest through a dollar-cost averaging program. The prospectus contains additional information, including charges and expenses. Please read it carefully before you invest or send money.


THE POWER OF COMPOUNDING
       When you opt to reinvest your current income for additional Fund shares, your investment is given yet another opportunity to grow. It's called the Power of Compounding and the following chart illustrates just how powerful it can be.

COMPOUNDED RETURNS
       Results of various assumed fixed rates of return on a $10,000 investment compounded monthly for 10 years:


                              4%            6%           8%
                              Rate of       Rate of      Rate of
                              Return        Return       Return
                              ------        ------       ------

                   1 year     $10,407       $10,617      $10,830
                   2 years    $10,831       $11,272      $11,729
                   3 years    $11,273       $11,967      $12,702
                   4 years    $11,732       $12,705      $13,757
                   5 years    $12,210       $13,488      $14,898
                   6 years    $12,707       $14,320      $16,135
                   7 years    $13,225       $15,203      $17,474
                   8 years    $13,764       $16,141      $18,924
                   9 years    $14,325       $17,137      $20,495
                  10 years    $14,908       $18,194      $22,196



       These figures are calculated assuming a fixed constant investment return and assume no fluctuation in the value of principal. These figures, which do not reflect payment of applicable taxes, are not intended to be a projection of investment results and do not reflect the actual performance results of either of the Classes.


       The Prospectus and this Part B may be in use for a full year and, accordingly, it can be expected that yields will fluctuate substantially from the example shown above.

       The yield quoted at any time represents the amount being earned on a current basis and is a function of the types of instruments in the Fund's portfolio, their quality and length of maturity and the Fund's operating expenses. The length of maturity for the portfolio is the average dollar weighted maturity of the portfolio. This means that the portfolio has an average maturity of a stated number of days for its issues. The calculation is weighted by the relative value of the investment.

       The yield will fluctuate daily as the income earned on the investments of the Fund fluctuates. Accordingly, there is no assurance that the yield quoted on any given occasion will remain in effect for any period of time. It should also be emphasized that the Fund is an open-end management investment company and that there is no guarantee that the net asset value or any stated rate of return will remain constant. A shareholder's investment in the Fund is not insured. Investors comparing results of the Fund with investment results and yields from other sources such as banks or savings and loan associations should understand these distinctions. Historical and comparative yield information may, from time to time, be presented by the Fund. Although the Fund determines the yield on the basis of a seven-calendar-day period, it may from time to time use a different time span.

(SAI-GMF/PART B)


       Other funds of the money market type may calculate their yield on a different basis and the yield quoted by the Fund could vary upward or downward if another method of calculation or base period were used. Shareholders and prospective investors who wish to learn the current yield of the Fund may call toll free, nationwide 800-523-4640.

(SAI-GMF/PART B)


TRADING PRACTICES

       Portfolio transactions are executed by the Manager on behalf of the Fund in accordance with the standards described below.


       Brokers, dealers and banks are selected to execute transactions for the purchase or sale of portfolio securities on the basis of the Manager's judgment of their professional capability to provide the service. The primary consideration is to have brokers, dealers or banks execute transactions at best price and execution. Best price and execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order and other factors affecting the overall benefit obtained by the account on the transaction. When a commission is paid, the Fund pays reasonably competitive brokerage commission rates based upon the professional knowledge of its trading department as to rates paid and charged for similar transactions throughout the securities industry. In some instances, the Fund pays a minimal share transaction cost when the transaction presents no difficulty. Trades are generally made on a net basis where securities are either bought or sold directly from or to a broker, dealer or bank. In these instances, there is no direct commission charged, but there is a spread (the difference between the buy and sell price) which is the equivalent of a commission.


       The Manager may allocate out of all commission business generated by all of the funds and accounts under its management, brokerage business to brokers or dealers who provide brokerage and research services. These services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software and hardware used in security analyses; and providing portfolio performance evaluation and technical market analyses. Such services are used by the Manager in connection with its investment decision-making process with respect to one or more funds and accounts managed by it, and may not be used, or used exclusively, with respect to the fund or account generating the brokerage.


       As provided in the Securities Exchange Act of 1934 and the Fund's Investment Management Agreement, higher commissions are permitted to be paid to broker/dealers who provide brokerage and research services than to broker/dealers who do not provide such services, if such higher commissions are deemed reasonable in relation to the value of the brokerage and research services provided. Although transactions are directed to broker/dealers who provide such brokerage and research services, Limited-Term Funds, Inc.
believes that the commissions paid to such broker/dealers are not, in general, higher than commissions that would be paid to broker/dealers not providing such services and that such commissions are reasonable in relation to the value of the brokerage and research services provided. In some instances, services may be provided to the Manager which constitute in some part brokerage and research services used by the Manager in connection with its investment decision-making process and constitute in some part services used by the Manager in connection with administrative or other functions not related to its investment decision-making process. In such cases, the Manager will make good faith allocation of brokerage and research services and will pay out of its own resources for services used by the Manager in connection with administrative or other functions not related to its investment decision-making process. In addition, so long as no fund is disadvantaged, portfolio transactions which generate commissions or their equivalent are allocated to broker/dealers who provide daily portfolio pricing services to the Fund and to other funds in the Delaware Group. Subject to best price and execution, commissions allocated to brokers providing such pricing services may or may not be generated by the funds receiving the pricing service.



       The Manager may place a combined order for two or more accounts or funds engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. When a combined order is executed in a series of transactions at different prices, each account participating in the

(SAI-GMF/PART B)



order may be allocated an average price obtained from the executing broker. It is believed that the ability of the accounts to participate in volume transactions will generally be beneficial to the accounts and funds. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or fund may obtain, it is the opinion of the Manager and Limited-Term Funds, Inc.'s Board of Directors that the advantages of combined orders outweigh the possible disadvantages of separate transactions.



       Portfolio trading will be undertaken principally to accomplish the Fund's objective, and not for the purpose of realizing capital gains, although capital gains may be realized on certain portfolio transactions. For example, capital gains may be realized when a security is sold (i) so that, provided capital is preserved or enhanced, another security can be purchased to obtain a higher yield, (ii) to take advantage of what the Manager believes to be a temporary disparity in the normal yield relationship between the two securities to increase income or improve the quality of the portfolio, (iii) to purchase a security which the Manager believes is of higher quality than its rating or current market value would indicate, or (iv) when the Manager anticipates a decline in value due to market risk or credit risk. Since portfolio assets will consist of short-term instruments, replacement of portfolio securities will occur frequently. However, since the Manager expects usually to transact purchases and sales of portfolio securities on a net basis, it is not anticipated that the Fund will pay any significant brokerage commissions. The Fund is free to dispose of portfolio securities at any time, subject to complying with the Internal Revenue Code and the 1940 Act, when changes in circumstances or conditions make such a move desirable in light of the investment objective.



       Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc. (the "NASD"), and subject to seeking best price and execution, the Manager may place orders with broker/dealers that have agreed to defray certain Fund expenses such as custodian fees, and may, at the request of the Distributor, give consideration to sales of Fund shares as a factor in the selection of brokers and dealers to execute Fund portfolio transactions.

(SAI-GMF/PART B)


PURCHASING SHARES


       The Distributor serves as the national distributor for the Fund's two Classes of shares--Class A Shares and Consultant Class Shares, and has agreed to use its best efforts to sell shares of the Fund.



       Shares of the Fund may be purchased through brokers, financial institutions and other entities that have a dealer agreement with the Fund's Distributor or a service agreement with the Fund. Investors who do not wish to receive the additional services that are typically offered by such financial professionals may also purchase Class A Shares directly by contacting the Fund or the Distributor. In some states, banks and/or other institutions effecting transactions in Consultant Class Shares may be required to register as dealers pursuant to state laws. Generally, the minimum initial investment is $1,000 for each Class. Subsequent purchases of such classes must generally be at least $100. The minimum initial and subsequent investments with respect to the Class A Shares will be waived for purchases by officers, directors and employees of any Delaware Group fund, the Manager or any of the Manager's affiliates if the purchases are made pursuant to a payroll deduction program. Shares purchased pursuant to the Uniform Gifts to Minors Act or Uniform Transfers to Minors Act and shares purchased in connection with an Automatic Investing Plan are subject to a minimum initial purchase of $250 and a minimum subsequent purchase of $25. Accounts opened under the Delaware Group Asset Planner service are subject to a minimum initial investment of $2,000 per Asset Planner Strategy selected.


       Shares of the Fund are offered on a continuous basis, and are sold without a front-end or contingent deferred sales charge at the net asset value next determined after the receipt and effectiveness of a purchase order, as described below. See the Prospectus for information on how to invest. The Fund reserves the right to reject any order for the purchase of its shares if, in the opinion of management, such rejection is in the Fund's best interest.


       Certificates representing shares purchased are not ordinarily issued unless a shareholder submits a specific request. However, such purchases are confirmed to the investor and credited to the shareholder's account on the books maintained by Delaware Service Company, Inc. (the "Transfer Agent"). The investor will have the same rights of ownership with respect to such shares as if certificates had been issued. An investor may receive a certificate representing shares purchased by sending a letter to the Transfer Agent requesting the certificate. No charge is assessed by Limited-Term Funds, Inc. for any certificate issued. Investors who hold certificates representing their shares may only redeem these shares by written request. The investor's certificate(s) must accompany such request.


INVESTING BY ELECTRONIC FUND TRANSFER
       Direct Deposit Purchase Plan--Investors may arrange for the Fund to accept for investment, through an agent bank, preauthorized government or private recurring payments. This method of investment assures the timely credit to the shareholder's account of payments such as social security, veterans' pension or compensation benefits, federal salaries, Railroad Retirement benefits, private payroll checks, dividends, and disability or pension fund benefits. It also eliminates lost, stolen and delayed checks.


       Automatic Investing Plan--Shareholders may make regular automatic investments by authorizing, in advance, monthly payments directly from their checking account for deposit into their Fund account. This type of investment will be handled in either of the following ways. (1) If the shareholder's bank is a member of the National Automated Clearing House Association ("NACHA"), the amount of the investment will be electronically deducted from the shareholder's account by Electronic Fund Transfer ("EFT"). The shareholder's checking account will reflect a debit each month at a specified date although no check is required to initiate the transaction. (2) If the shareholder's bank is not a member of NACHA, deductions will be made by preauthorized checks, known as Depository Transfer Checks. Should the shareholder's bank become a member of NACHA in the future, his or her investments would be handled electronically through EFT.

(SAI-GMF/PART B)


       This option is not available to participants in the following plans:
SAR/SEP, SEP/IRA, Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, 403(b)(7) Deferred Compensation Plans or 457 Deferred Compensation Plans.

                                 *     *     *


       Initial investments under the Direct Deposit Purchase Plan and the Automatic Investing Plan must be for $250 or more and subsequent investments under such plans must be for $25 or more. An investor wishing to take advantage of either service must complete an authorization form. Either service can be discontinued by the shareholder at any time without penalty by giving written notice.


       Payments to the Fund from the federal government or its agencies on behalf of a shareholder may be credited to the shareholder's account after such payments should have been terminated by reason of death or otherwise. Any such payments are subject to reclamation by the federal government or its agencies. Similarly, under certain circumstances, investments from private sources may be subject to reclamation by the transmitting bank. In the event of a reclamation, the Fund may liquidate sufficient shares from a shareholder's account to reimburse the government or the private source. In the event there are insufficient shares in the shareholder's account, the shareholder is expected to reimburse the Fund.

DIRECT DEPOSIT PURCHASES BY MAIL

       Shareholders may authorize a third party, such as a bank or employer, to make investments directly to their Fund account. The Fund will accept these investments, such as bank-by-phone, annuity payments and payroll allotments, by mail directly from the third party. Investors should contact their employers or financial institutions who in turn should contact Limited-Term Funds, Inc. for proper instructions.


WHEN ORDERS ARE EFFECTIVE

       Transactions in money market instruments in which the Fund invests normally require same day settlement in Federal Funds. The Fund intends at all times to be as fully invested as possible in order to maximize its earnings. Thus, purchase orders will be executed at the net asset value next determined after their receipt by the Fund only if the Fund has received payment in Federal Funds by wire. Dividends begin to accrue on the next business day. Thus, investments effective the day before a weekend or holiday will not accrue for that period but will earn dividends on the next business day. If, however, the Fund is given prior notice of Federal Funds wire and an acceptable written guarantee of timely receipt from an investor satisfying the Fund's credit policies, the purchase will start earning dividends on the date the wire is received.



       If remitted in other than the foregoing manner, such as by money order or personal check, purchase orders will be executed as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m., Eastern time) on days when the Exchange is open, on the day on which the payment is converted into Federal Funds and is available for investment, normally one business day after receipt of payment. Conversion into Federal Funds may be delayed when the Fund receives (1) a check drawn on a nonmember bank of the Federal Reserve,
(2) a check drawn on a foreign bank, (3) a check payable in a foreign currency, or (4) a check requiring special handling. With respect to investments made other than by wire, the investor becomes a shareholder after declaration of the dividend on the day on which the order is effective.


       Information on how to procure a negotiable bank draft or to transmit Federal Funds by wire is available at any national bank or any state bank which is a member of the Federal Reserve System. Any commercial bank can transmit Federal Funds by wire. The bank may charge the shareholder for these services.

(SAI-GMF/PART B)


       If a shareholder has been credited with a purchase by a check which is subsequently returned unpaid for insufficient funds or for any other reason, the Fund will automatically redeem from the shareholder's account the amount credited by the check plus any dividends earned thereon.


PLAN UNDER RULE 12B-1 FOR CONSULTANT CLASS SHARES


       Pursuant to Rule 12b-1 under the 1940 Act, Limited-Term Funds, Inc. has adopted a plan (the "Plan") for Consultant Class Shares which permits the Fund to pay for certain distribution and promotional expenses related to marketing shares of Consultant Class Shares.



       The Plan does not apply to the Fund's Class A Shares. Such shares are not included in calculating the Plan's fees, and the Plan is not used to assist in the distribution and marketing of Class A Shares. Shareholders of Class A Shares may not vote on matters affecting the Plan.



       The Plan permits the Fund, pursuant to its Distribution Agreement, to pay from the assets of Consultant Class Shares, a monthly fee to the Distributor for its services and expenses in distributing and promoting sales of the shares of such Class. These expenses include, among other things, preparing and distributing advertisements, sales literature and prospectuses and reports used for sales purposes, compensating sales and marketing personnel, and paying distribution and maintenance fees to securities brokers
and dealers who enter into agreements with the Distributor.   Registered
representatives of brokers, dealers or other entities, who have sold a specified level of Delaware Group funds having a 12b-1 Plan, were, prior to June 1, 1990, paid a 0.25% continuing trail fee by the Distributor from 12b-1 payments relating to Consultant Class Shares for assets maintained in that Class. As noted below, payment of these fees has been suspended but may be reinstituted in the future with prior approval of the Board of Directors.



       In addition, the Fund may make payments from the assets of Consultant Class Shares directly to other unaffiliated parties, such as banks, who either aid in the distribution of shares of such Class or provide services to that Class.



       The maximum aggregate fee payable by the Fund under the Plan, and the Fund's Distribution Agreement, is on an annual basis, up to 0.30% of Consultant Class Shares' average daily net assets for the year. Limited-Term Funds, Inc.'s Board of Directors may reduce these amounts at any time. Limited-Term Funds, Inc.'s Board of Directors suspended 12b-1 Plan payments from the assets of Consultant Class Shares to the Distributor effective June 1, 1990. Prior to that time, the Board of Directors had set the fee for Consultant Class Shares at 0.25% of average daily net assets and the Distributor had agreed to waive this distribution fee to the extent such fee for any day exceeded the net investment income realized by that Class for such day. Payments under the Plan may be reinstituted in the future with prior approval of the Board of Directors.



       All of the distribution expenses incurred by the Distributor and others, such as broker/dealers, in excess of the amount paid on behalf of Consultant Class Shares will be borne by such persons without any reimbursement from that Class. Subject to seeking best price and execution, the Fund may, from time to time, buy or sell portfolio securities from or to firms which receive payments on behalf of Consultant Class Shares under the Plan.


       From time to time, the Distributor may pay additional amounts from its own resources to dealers for aid in distribution or for aid in providing administrative services to shareholders.


       The Plan and the Distribution Agreement have been approved by the Board of Directors of Limited-Term Funds, Inc. including a majority of the directors who are not "interested persons" (as defined in the 1940 Act) of Limited-Term Funds, Inc. and who have no direct or indirect financial interest in the Plan, by vote cast in person at a meeting duly called for the purpose of voting on the Plan and such Agreement. Continuation of the Plan and the Distribution Agreement must be approved annually by the Board of Directors in the same manner as specified above.

(SAI-GMF/PART B)



       Each year, the directors must determine whether continuation of the Plan is in the best interest of shareholders of Consultant Class Shares and that there is a reasonable likelihood of its providing a benefit to them. The Plan and the Distribution Agreement may be terminated at any time without penalty by a majority of those directors who are not "interested persons" or by a majority vote of the outstanding voting securities of Consultant Class Shares. Any amendment materially increasing the maximum percentage payable under the Plan must likewise be approved by a majority vote of the outstanding voting securities of Consultant Class Shares, as well as by a majority vote of those directors who are not "interested persons." Also, any other material amendment to the Plan must be approved by a majority vote of the directors including a majority of the noninterested directors of Limited-Term Funds, Inc. having no interest in the Plan. In addition, in order for the Plan to remain effective, the selection and nomination of directors who are not "interested persons" of Limited-Term Funds, Inc. must be effected by the directors who themselves are not "interested persons" and who have no direct or indirect financial interest in the Plan. Persons authorized to make payments under the Plan must provide written reports at least quarterly to the Board of Directors for their review.



       For the fiscal year ended December 31, 1996, there were no payments from Consultant Class Shares pursuant to the Plan.



       The NASD has adopted Rules of Fair Practice, as amended, relating to investment company sales charges. Limited-Term Funds, Inc. and the Distributor intend to operate in compliance with these rules.


REINVESTMENT PRIVILEGE

       Shareholders who have acquired Fund shares through an exchange of one of the other mutual funds in the Delaware Group offered with a sales charge and who have redeemed such shares of the Fund have one year from the date of redemption to reinvest all or part of their redemption proceeds in shares of any of the other funds in the Delaware Group, subject to eligibility and minimum purchase requirements, in states where their shares may be sold, at net asset value without payment of a sales charge. Any such reinvestment cannot exceed the redemption proceeds (plus any amount necessary to purchase a full share). The reinvestment will be made at the net asset value next determined after receipt of remittance. A redemption and reinvestment could have income tax consequences. It is recommended that a tax adviser be consulted with respect to such transactions. Any reinvestment directed to a fund in which the investor does not then have an account will be treated like all other initial purchases of a fund's shares. Consequently, an investor should obtain and read carefully the prospectus for the fund in which the investment is intended to be made before investing or sending money. The prospectus contains more complete information about the fund, including charges and expenses.


REINVESTMENT OF DIVIDENDS IN OTHER DELAWARE GROUP FUNDS

       Subject to applicable eligibility and minimum initial purchase requirements and the limitations set forth below, shareholders may automatically reinvest dividends and/or distributions in any of the mutual funds in the Delaware Group, including the Funds, in states where their shares may be sold. Such investments will be at net asset value at the close of business on the reinvestment date without any front-end sales charge or service fee. The shareholder must notify the Transfer Agent in writing and must have established an account in the fund into which the dividends and/or distributions are to be invested. Any reinvestment directed to a fund in which the investor does not then have an account will be treated like all other initial purchases of a fund's shares. Consequently, an investor should obtain and read carefully the prospectus for the fund in which the investment is intended to be made before investing or sending money. The prospectus contains more complete information about the fund, including charges and expenses. See also Additional Methods of Adding to Your Investment - Dividend Reinvestment Plan under Buying Shares in the Prospectus.



       Dividends from the shares of each Class may be reinvested in shares of any other mutual fund in the Delaware Group, other than Class B Shares and Class C Shares of funds in the Delaware Group that offer such classes of shares.

(SAI-GMF/PART B)


       This option is not available to participants in the following plans:
SAR/SEP, SEP/IRA, Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, 403(b)(7) Deferred Compensation Plans or 457 Deferred Compensation Plans.


WEALTH BUILDER OPTION


       Shareholders can use the Wealth Builder Option to invest in the Fund through regular liquidations of shares in their accounts in other mutual funds in the Delaware Group. Shareholders of the Fund may elect to invest in one or more of the other mutual funds in the Delaware Group through the Wealth Builder Option. See Wealth Builder Option and Redemption and Exchange in the Prospectus for the Fund.



       Under this automatic exchange program, shareholders can authorize regular monthly investments (minimum of $100 per fund) to be liquidated from their account and invested automatically into other mutual funds in the Delaware Group, subject to the conditions and limitations set forth in the Fund's Prospectus. The investment will be made on the 20th day of each month (or, if the fund selected is not open that day, the next business day) at the public offering price or net asset value, as applicable, of the fund selected on the date of investment. No investment will be made for any month if the value of the shareholder's account is less than the amount specified for investment.



       Periodic investment through the Wealth Builder Option does not insure profits or protect against losses in a declining market. The price of the fund into which investments are made could fluctuate. Since this program involves continuous investment regardless of such fluctuating value, investors selecting this option should consider their financial ability to continue to participate in the program through periods of low fund share prices. This program involves automatic exchanges between two or more fund accounts and is treated as a purchase of shares of the fund into which investments are made through the program. See Exchange Privilege for a brief summary of the tax consequences of exchanges. Shareholders can terminate their participation at any time by giving written notice to the fund from which exchanges are made.



       This option is not available to participants in the following plans:
SAR/SEP, SEP/IRA, Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, 403(b)(7) Deferred Compensation Plans or 457 Deferred Compensation Plans. This option also is not available to shareholders of the Institutional Classes.


ACCOUNT STATEMENTS
       You will receive quarterly statements of your account summarizing all transactions during the period. Accounts in which there has been activity will receive a monthly statement confirming each transaction.

(SAI-GMF/PART B)



RETIREMENT PLANS


       An investment in the Fund may be suitable for tax-deferred retirement plans.



       Minimum investment limitations generally applicable to other investors do not apply to retirement plans other than Individual Retirement Accounts for which there is a minimum initial purchase of $250, and a minimum subsequent purchase of $25 regardless of which Class is selected. Retirement plans may be subject to plan establishment fees, annual maintenance fees and/or other administrative or trustee fees. Fees are based upon the number of participants in the plan as well as the services selected. Additional information about fees is included in retirement plan materials. Fees are quoted upon request. Annual maintenance fees may be shared by Delaware Management Trust Company, the Transfer Agent, other affiliates of the Manager and others that provide services to such Plans.


       Certain shareholder investment services available to non-retirement plan shareholders may not be available to retirement plan shareholders. For additional information on any of the plans and Delaware's retirement services, call the Shareholder Service Center telephone number.




       IT IS ADVISABLE FOR AN INVESTOR CONSIDERING ANY ONE OF THE RETIREMENT PLANS DESCRIBED BELOW TO CONSULT WITH AN ATTORNEY, ACCOUNTANT OR A QUALIFIED RETIREMENT PLAN CONSULTANT. FOR FURTHER DETAILS, INCLUDING APPLICATIONS FOR ANY OF THESE PLANS, CONTACT YOUR INVESTMENT DEALER OR THE DISTRIBUTOR.

       Taxable distributions from the retirement plans described below may be subject to withholding.

       Please contact your investment dealer or the Distributor for the special application forms required for the plans described below.

PROTOTYPE PROFIT SHARING OR MONEY PURCHASE PENSION PLANS

       Prototype Plans are available for self-employed individuals, partnerships and corporations. These plans can be maintained as Section 401(k), profit sharing or money purchase pension plans.


INDIVIDUAL RETIREMENT ACCOUNT ("IRA")

       A document is available for an individual who wants to establish an IRA and make contributions which may be tax-deductible, even if the individual is already participating in an employer-sponsored retirement plan. Even if contributions are not deductible for tax purposes, as indicated below, earnings will be tax-deferred. In addition, an individual may make contributions on behalf of a spouse who has no compensation for the year or, for years prior to 1997, elects to be treated as having no compensation for the year.



       An individual can contribute up to $2,000 to his or her IRA each year. Contributions may or may not be deductible depending upon the taxpayers adjusted gross income and whether the taxpayer or his or her spouse is an active participant in an employer-sponsored retirement plan. Even if a taxpayer (or his or her spouse) is an active participant in an employer-sponsored retirement plan, the full $2,000 deduction is still available if the taxpayer's adjusted gross income is below $25,000 ($40,000 for taxpayers filing joint returns). A partial deduction is allowed for married couples with incomes between $40,000 and $50,000, and for single individuals with incomes between $25,000 and $35,000. No deductions are available for contributions to IRAs by taxpayers whose adjusted gross income before IRA deductions exceeds $50,000 ($35,000 for singles) and who are active participants in an employer-sponsored retirement plan. Taxpayers who are not allowed deductions on IRA contributions still can make nondeductible IRA contributions of as much as $2,000 for each working spouse ($2,250 for one-income couples for years prior to 1997), and defer taxes on interest or other earnings from the IRAs. Special rules apply for determining the deductibility of contributions made by married individuals filing separate returns.

(SAI-GMF/PART B)



       Effective for tax years beginning after 1996, one-income couples can contribute up to $2,000 to each spouse's IRA provided the combined compensation of both spouses is at least equal to the total contributions for both spouses. If the working spouse is an active participant in an employer-sponsored retirement plan and earns over $40,000, the maximum deduction limit is reduced in the same way that the limit is reduced for contributions to a non-spousal IRA.


       A company or association may establish a Group IRA for employees or members who want to purchase shares of the Fund.


       Investments generally must be held in the IRA until age 59 1/2 in order to avoid premature distribution penalties, but distributions generally must commence no later than April 1 of the calendar year following the year in which the participant reaches age 70 1/2. Individuals are entitled to revoke the account, for any reason and without penalty, by mailing written notice of revocation to Delaware Management Trust Company within seven days after the receipt of the IRA Disclosure Statement or within seven days after the establishment of the IRA, except, if the IRA is established more than seven days after receipt of the IRA Disclosure Statement, the account may not be revoked. Distributions from the account (except for the pro-rata portion of any nondeductible contributions) are fully taxable as ordinary income in the year received. Excess contributions removed after the tax filing deadline, plus extensions, for the year in which the excess contributions were made are subject to a 6% excise tax on the amount of excess. Premature distributions (distributions made before age 59 1/2, except for death, disability and certain other limited circumstances) will be subject to a 10% excise tax on the amount prematurely distributed, in addition to the income tax resulting from the distribution.



       Effective January 1, 1997, the 10% premature distribution penalty will not apply to distributions from an IRA that are used to pay medical expenses in excess of 7.5% of adjusted gross income or to pay health insurance premiums by an individual who has received unemployment compensation for 12 consecutive weeks.


       See Appendix A for additional IRA information.

SIMPLIFIED EMPLOYEE PENSION PLAN ("SEP/IRA")
       A SEP/IRA may be established by an employer who wishes to sponsor a tax-sheltered retirement program by making contributions on behalf of all eligible employees.

SALARY REDUCTION SIMPLIFIED EMPLOYEE PENSION PLAN ("SAR/SEP")

       New SAR/SEP plans may not be established after December 31, 1996. In addition, employers must have 25 or fewer eligible employees to maintain an existing SEP/IRA that permits salary deferral contributions in shares of the Fund.


PROTOTYPE 401(K) DEFINED CONTRIBUTION PLAN
       Section 401(k) of the Internal Revenue Code of 1986 (the "Code") permits employers to establish qualified plans based on salary deferral contributions. Plan documents are available to enable employers to establish a plan. An employer may also elect to make profit sharing contributions and/or matching contributions with investments in the Fund or certain other funds in the Delaware Group.

(SAI-GMF/PART B)


DEFERRED COMPENSATION PLAN FOR PUBLIC SCHOOLS AND NON-PROFIT ORGANIZATIONS ("403(B)(7)")
       Section 403(b)(7) of the Code permits public school systems and certain non-profit organizations to use mutual fund shares held in a custodial account to fund deferred compensation arrangements for their employees. A custodial account agreement is available for those employers who wish to purchase shares of the Fund in conjunction with such an arrangement.

DEFERRED COMPENSATION PLAN FOR STATE AND LOCAL GOVERNMENT EMPLOYEES ("457")
       Section 457 of the Code permits state and local governments, their agencies and certain other entities to establish a deferred compensation plan for their employees who wish to participate. This enables employees to defer a portion of their salaries and any federal (and possibly state) taxes thereon. Such plans may invest in shares of the Fund. Although investors may use their own plan, there is available a Delaware Group 457 Deferred Compensation Plan. Interested investors should contact the Distributor or their investment dealers to obtain further information.

(SAI-GMF/PART B)


OFFERING PRICE

       The offering price of shares is the net asset value per share next to be determined after an order is received and becomes effective. There is no sales charge.

       The purchase will be effected at the net asset value next computed after the receipt of Federal Funds provided they are received by the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m., Eastern time) on days when the Exchange is open. The New York Stock Exchange is scheduled to be open Monday through Friday throughout the year except for New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. When the New York Stock Exchange is closed, the Fund will generally be closed, pricing calculations will not be made and purchase and redemption orders will not be processed.

       An example showing how to calculate the net asset value per share is included in the Fund's financial statements which are incorporated by reference into this Part B.

       The investor becomes a shareholder at the close of and after declaration of the dividend on the day on which the order is effective. See Purchasing Shares. Dividends begin to accrue on the next business day. In the event of changes in Securities and Exchange Commission requirements or the Fund's change in time of closing, the Fund reserves the right to price at a different time, to price more often than once daily or to make the offering price effective at a different time.


       The Fund's net asset value per share is computed by adding the value of all securities and other assets in the portfolio, deducting any liabilities of the Fund and dividing by the number of shares outstanding. Expenses and fees are accrued daily. In determining the Fund's total net assets, portfolio securities are valued at amortized cost.


       The Board of Directors has adopted certain procedures to monitor and stabilize the Fund's price per share. Calculations are made each day to compare part of the Fund's value with the market value of instruments of similar character. At regular intervals all issues in the portfolio are valued at market value. Securities maturing in more than 60 days are valued more frequently by obtaining market quotations from market makers. The portfolio will also be valued by market makers at such other times as is felt appropriate. In the event that a deviation of more than 1/2 of 1% exists between the Fund's $1.00 per share offering and redemption prices and the net asset value calculated by reference to market quotations, or if there is any other deviation which the Board of Directors believes would result in a material dilution to shareholders or purchasers, the Board of Directors will promptly consider what action, if any, should be initiated, such as changing the price to more or less than $1.00 per share.

(SAI-GMF/PART B)


REDEMPTION

       Any shareholder may require the Fund to redeem shares by sending a WRITTEN REQUEST, signed by the record owner or owners exactly as the shares are registered, to the Fund at 1818 Market Street, Philadelphia, PA 19103. In addition, certain expedited redemption methods described below are available when stock certificates have not been issued. If stock certificates have been issued for shares being redeemed, they must accompany the written request. For redemptions of $50,000 or less paid to the shareholder at the address of record, the request must be signed by all owners of the shares or the investment dealer of record, but a signature guarantee is not required. When the redemption is for more than $50,000 or if payment is made to someone else or to another address, signatures of all record owners and a signature guarantee are required. Each signature guarantee must be supplied by an eligible guarantor institution. The Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. The Fund may request further documentation from corporations, executors, retirement plans, administrators, trustees or guardians. The redemption price is the net asset value next calculated after receipt of the redemption request in good order. See Offering Price for time of calculation of net asset value.


       Payment for shares redeemed will ordinarily be mailed the next business day, but in no case later than seven days, after receipt of a redemption request in good order; provided, however, that each commitment to mail or wire redemption proceeds by a certain time, as described below, is modified by the qualifications described in the next paragraph.



       The Fund will process written or telephone redemption requests to the extent that the purchase orders for the shares being redeemed have already been settled. The Fund will honor the redemption requests as to shares for which a check was tendered as payment, but the Fund will not mail or wire the proceeds until it is reasonably satisfied that the check has cleared. This potential delay can be avoided by making investments by wiring Federal Funds. The hold period against a recent purchase may be up to but not in excess of 15 days, depending upon the origin of the investment check. Dividends will continue to be earned until the redemption is processed. This potential delay can be avoided by making investments by wiring Federal Funds. If a shareholder redeems an entire account, all dividends accrued to the time of the withdrawal will be paid by separate check at the end of that particular monthly dividend period. Except with respect to the expedited payment by wire, for which there is currently a $7.50 bank wiring cost, there is no fee charged for redemptions, but such fees could be charged at any time in the future.



       If a shareholder has been credited with a purchase by a check which is subsequently returned unpaid for insufficient funds or for any other reason, the Fund will automatically redeem from the shareholder's account the shares purchased by the check plus any dividends earned thereon. Shareholders may be responsible for any losses to the Fund or to the Distributor.


       In case of a suspension of the determination of the net asset value because the New York Stock Exchange is closed for other than weekends or holidays, or trading thereon is restricted or an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practical or it is not reasonably practical for the Fund fairly to value its assets, or in the event that the Securities and Exchange Commission has provided for such suspension for the protection of shareholders, the Fund may postpone payment or suspend the right of redemption. In such case, the shareholder may withdraw a request for redemption or leave it standing as a request for redemption at the net asset value next determined after the suspension has been terminated.

       See Account Statements under Purchasing Shares for information relating to the mailing of confirmations of redemptions.

SMALL ACCOUNTS


       Before the Fund involuntarily redeems shares from an account that, under the circumstances noted in the Prospectus, has remained below the minimum amounts required by the Prospectus, the shareholder will be notified in writing that the value of the shares in the account is less than the minimum amounts required by the Fund's Prospectus

(SAI-GMF/PART B)



and will be allowed 60 days from the date of notice to make an additional investment to meet the required minimum. If no such action is taken by the shareholder, the proceeds will be sent to the shareholder. Any redemption in an inactive account established with a minimum investment may trigger mandatory redemption.



                               *      *      *

       The Fund has made available certain redemption privileges, as described below. The Fund reserves the right to suspend or terminate the expedited payment procedures upon 60 days' written notice to shareholders.


EXPEDITED TELEPHONE REDEMPTIONS

       Shareholders or their investment dealers of record wishing to redeem any amount of shares of $50,000 or less for which certificates have not been issued may call the Shareholder Service Center at 800-523-1918 prior to the time the offering price (net asset value) is determined, as noted above, and have the proceeds mailed to them at the record address. Checks payable to the shareholder(s) of record will normally be mailed the next business day, but no later than seven days, after receipt of the redemption request. This option is only available to individual, joint and individual fiduciary-type accounts.

       In addition, redemption proceeds of $1,000 or more can be transferred to your predesignated bank account by wire or by check by calling the phone numbers listed above. An authorization form must have been completed by the shareholder and filed with the Fund before the request is received. Payment will be made by wire or check to the bank account designated on the authorization form as follows:

       1. PAYMENT BY WIRE: Request that Federal Funds be wired to the bank account designated on the authorization form. Redemption proceeds will normally be wired on the next business day following receipt of the redemption request. There is a $7.50 wiring fee (subject to change) charged by CoreStates Bank, N.A. which will be deducted from the withdrawal proceeds each time the shareholder requests a redemption. If the proceeds are wired to the shareholder's account at a bank which is not a member of the Federal Reserve System, there could be a delay in the crediting of the funds to the shareholder's bank account.

       2. PAYMENT BY CHECK: Request that a check be mailed to the bank account designated on the authorization form. Redemption proceeds will normally be mailed the next business day, but no later than seven days, from the date of the telephone request. This procedure will take longer than the Payment by Wire option (1 above) because of the extra time necessary for the mailing and clearing of the check after the bank receives it.

       REDEMPTION REQUIREMENTS: In order to change the name of the bank and the account number it will be necessary to send a written request to the Fund with a signature guarantee. Each signature guarantee must be supplied by an eligible guarantor institution. The Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness.

       To reduce the shareholder's risk of attempted fraudulent use of the telephone redemption procedure, payment will be made only to the bank account designated on the authorization form.

       If expedited payment under these procedures could adversely affect the Fund, the Fund may take up to seven days to pay the shareholder.

       Neither the Fund nor its Transfer Agent is responsible for any shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange of Fund shares which are reasonably believed to be genuine. With respect to such telephone transactions, the Fund will follow reasonable procedures to confirm that instructions communicated by telephone are genuine (including verification of a form of personal identification) as, if it does not, the Fund or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent transactions. Telephone

(SAI-GMF/PART B)


instructions received from shareholders are generally tape recorded, and a written confirmation will be provided for all purchase, exchange and redemption transactions initiated by telephone.

CHECKWRITING FEATURE

       Shareholders holding shares for which certificates have not been issued may request on the investment application that they be provided with special forms of checks which may be issued to redeem their shares by drawing on the Delaware Group Limited-Term Government Funds, Inc.--U.S. Government Money Series' account with CoreStates Bank, N.A. Normally, it takes two weeks from the date the shareholder's initial purchase check clears to receive the first order of checks. The use of any form of check other than the Fund's check will not be permitted unless approved by the Fund.


       (1) These redemption checks must be made payable in an amount of $500 OR MORE.

       (2) Checks must be signed by the shareholder(s) of record or, in the case of an organization, by the authorized person(s). If registration is in more than one name, unless otherwise indicated on the investment application or your checkwriting authorization form, these checks must be signed by ALL OWNERS before the Fund will honor them. Shareholders using redemption checks will continue to be entitled to distributions paid on those shares up to the time such checks are presented for payment.

       (3) If a shareholder who recently purchased shares by check seeks to redeem all or a portion of those shares through the Checkwriting Feature, the Fund will not honor the redemption request unless it is reasonably satisfied of the collection of the investment check. The hold period against a recent purchase may be up to but not in excess of 15 days, depending upon the origin of the investment check.


       (4) If the amount of the check is greater than the value of the shares held in the shareholder's account, the check will be returned and the shareholder's bank may charge a fee.


       (5)  Checks may not be used to close accounts.

       The Fund reserves the right to revoke the Checkwriting Feature of shareholders who overdraw their accounts or if, in the opinion of management, such revocation is in the Fund's best interest.


       Shareholders will be subject to CoreStates Bank, N.A.'s rules and regulations governing similar accounts. This service may be terminated or suspended at any time by CoreStates Bank, N.A., the Fund or the Fund's Transfer Agent. The Fund and its Transfer Agent will not be responsible for the inadvertent processing of post-dated checks or checks more than six months old.



       Stop-Payment Requests--Investors may request a stop payment on checks by providing the Fund with a written authorization to do so. Oral requests will be accepted provided that the Fund promptly receives a written authorization. Such requests will remain in effect for six months unless renewed or cancelled. The Fund will use its best efforts to effect stop-payment instructions, but does not promise or guarantee that such instructions will be effective.


       Return of Checks--Checks used in redeeming shares from a shareholder's account will be accumulated and returned semi-annually. Shareholders needing a copy of a redemption check before the regular mailing should contact the Transfer Agent nationwide 800-523-1918.

SYSTEMATIC WITHDRAWAL PLAN
       Shareholders who own or purchase $5,000 or more of shares for which certificates have not been issued may establish a Systematic Withdrawal Plan for monthly withdrawals of $25 or more or quarterly withdrawals of $75 or more, although the Fund does not recommend any specific amount of withdrawal. This $5,000 minimum does not apply for the

(SAI-GMF/PART B)


Fund's prototype Retirement Plans. Shares purchased with the initial investment and through reinvestment of cash dividends and realized securities profits distributions will be credited to the shareholder's account, and sufficient full and fractional shares will be redeemed at the net asset value calculated on the third business day preceding the mailing date.


       Checks are dated either the 1st or the 15th of the month as selected by the shareholder (unless such date falls on a holiday or a weekend), and are normally mailed within two business days. Both ordinary income dividends and realized securities profits distributions will be automatically reinvested in additional shares of the Class at net asset value. This plan is not recommended for all investors and should be started only after careful consideration of its operation and effect upon the investor's savings and investment program. To the extent that withdrawal payments from the plan exceed any dividends and/or realized securities profits distributions paid on shares held under the plan, the withdrawal payments will represent a return of capital and the share balance may in time be depleted, particularly in a declining market.


       The sale of shares for withdrawal payments constitutes a taxable event and a shareholder may incur a capital gain or loss for federal income tax purposes, although the Fund expects to maintain a fixed net asset value. If there were a gain or loss, it would be long-term or short-term depending on the holding period for the specific shares liquidated. Premature withdrawals from retirement plans may have adverse tax consequences.





       An investor wishing to start a Systematic Withdrawal Plan must complete an authorization form. If the recipient of Systematic Withdrawal Plan payments is other than the registered shareholder, the shareholder's signature on this authorization must be guaranteed. Each signature guarantee must be supplied by an eligible guarantor institution. The Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. This plan may be terminated by the shareholder or the Transfer Agent at any time by giving written notice. Shareholders should consult their financial advisers to determine whether a Systematic Withdrawal Plan would be suitable for them.

(SAI-GMF/PART B)


DIVIDENDS AND REALIZED SECURITIES PROFITS DISTRIBUTIONS


       Limited-Term Funds, Inc. declares a dividend of the Fund's net investment income on a daily basis to shareholders of record of each Class of Fund shares at the time of the previous calculation of the Fund's net asset value each day that the Fund is open for business. The amount of net investment income will be determined at the time the offering price and net asset value are determined, and shall include investment income accrued, less the estimated expenses of the Fund incurred since the last determination of net asset value. Gross investment income consists principally of interest accrued and, where applicable, net pro-rata amortization of premiums and discounts since the last determination. The dividend declared, as noted above, will be deducted immediately before the net asset value calculation is made. See Offering Price. Net investment income earned on days when the Fund is not open will be declared as a dividend on the next business day.



       Each Class of shares of the Fund will share proportionately in the investment income and expenses of the Fund, except that until June 1, 1990, Consultant Class Shares incurred distribution fees under its 12b-1 Plan. The Board of Directors of Limited-Term Funds, Inc. suspended 12b-1 Plan payments from the assets of Consultant Class Shares to the Distributor effective June 1, 1990. See Plan Under Rule 12b-1 for Consultant Class Shares.


       Purchases of Fund shares by wire begin earning dividends when converted into Federal Funds and available for investment, normally the next business day after receipt. However, if the Fund is given prior notice of Federal Funds wire and an acceptable written guarantee of timely receipt from an investor satisfying the Fund's credit policies, the purchase will start earning dividends on the date the wire is received. Investors desiring to guarantee wire payments must have an acceptable financial condition and credit history in the sole discretion of the Fund. The Fund reserves the right to terminate this option at any time. Purchases by check earn dividends upon conversion to Federal Funds, normally one business day after receipt.


       Payment of dividends will be made monthly on the last day of each month. Payment by check of cash dividends will ordinarily be mailed within three business days after the payable date. Dividends are automatically reinvested in additional shares of the same Class of the Fund at the net asset value in effect on the payable date, which provides the effect of compounding dividends, unless the election to receive dividends in cash has been made. Dividend payments of $1.00 or less will be automatically reinvested, notwithstanding a shareholder's election to receive dividends in cash. If such a shareholder's dividends increase to greater than $1.00, the shareholder would have to file a new election in order to begin receiving dividends in cash again. If a shareholder redeems an entire account, all dividends accrued to the time of the withdrawal will be paid by separate check at the end of that particular monthly dividend period, consistent with the payment and mailing schedule described above. Any check in payment of dividends or other distributions which cannot be delivered by the United States Post Office or which remains uncashed for a period of more than one year may be reinvested in the shareholder's account at the then-current net asset value and the dividend option may be changed from cash to reinvest. The Fund may deduct from a shareholder's account the costs of the Fund's effort to locate a shareholder if a shareholder's mail is returned by the Post Office or the Fund is otherwise unable to locate the shareholder or verify the shareholder's mailing address. These costs may include a percentage of the account when a search company charges a percentage fee in exchange for their location services. To the extent necessary to maintain a $1.00 per share net asset value, Limited-Term Funds, Inc.'s Board of Directors will consider temporarily reducing or suspending payment of daily dividends, or making a distribution of realized securities profits or other distributions at the time the net asset value per share has changed.


       Short-term realized securities profits or losses, if any, may be paid with the daily dividend. Any such profits not so paid will be distributed annually during the first quarter following the close of the fiscal year. See Account Statements under Purchasing Shares for the statement mailing of dividend information. Information as to the tax status of dividends will be provided annually.

(SAI-GMF/PART B)


TAXES


       The Fund has qualified as a regulated investment company under Subchapter M of the Code, as amended, and intends to be so qualified for the current year. By so qualifying, the Fund is not subject to federal income taxes to the extent that it distributes its net investment income and realized capital gains. The term "regulated investment company" does not imply the supervision of management or investment practices or policies by any government agency. Each fund of Limited-Term Funds, Inc. is treated as a separate tax entity and any capital gains and losses for each fund are calculated separately.


       Distributions paid by the Fund representing net investment income received by the Fund and short-term capital gains will be taxable to shareholders as ordinary income and will not qualify for the dividends-received deduction available to corporations. The tax status of dividends and distributions paid to shareholders will not be affected by whether they are paid in cash or in additional shares. The Fund does not expect to realize long-term capital gains and, therefore, does not contemplate payment of any capital gains dividends.

       In addition to federal tax, shareholders also may be subject to state and local taxes on distributions from the Fund. Shareholders who are Pennsylvania residents will not be subject to Pennsylvania county personal property taxes on their shares. You should consult your tax adviser with respect to the tax status of distributions from the Fund in your state and locality.

       Statements setting forth the full federal income tax status of distributions made during the year will be mailed annually. In some states, distributions that came from earnings on U.S. Treasury securities and other direct U.S. obligations may be exempt from state income tax.

(SAI-GMF/PART B)


INVESTMENT MANAGEMENT AGREEMENT

       The Manager, located at One Commerce Square, Philadelphia, PA 19103, furnishes investment management services to the Fund, subject to the supervision and direction of Limited-Term Funds, Inc.'s Board of Directors.


       The Manager and its predecessors have been managing the funds in the Delaware Group since 1938. On December 31, 1996, the Manager and its affiliates within the Delaware Group, including Delaware International Advisers Ltd., were managing in the aggregate more than $32 billion in assets in the various institutional or separately managed (approximately $20,047,798,000) and investment company (approximately $11,881,459,000) accounts.


       Subject to the supervision and direction of the Board of Directors, the Manager manages the Fund's portfolio in accordance with the Fund's stated investment objective and policy and makes and implements all investment decisions on behalf of the Fund.


       The Fund's Investment Management Agreement is dated April 3, 1995 and was approved by shareholders on March 29, 1995. The Agreement has an initial term of two years and may be renewed only so long as such renewal and continuance are specifically approved at least annually by the Board of Directors or by vote of a majority of the outstanding voting securities of the Fund, and only if the terms of and the renewal thereof have been approved by the vote of a majority of the directors of Limited-Term Funds, Inc., who are not parties thereto or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement is terminable without penalty on 60 days' notice by the directors of Limited-Term Funds, Inc. or by the Manager. The Agreement will terminate automatically in the event of its assignment.



       The annual compensation paid by the Fund for investment management services is equal to 1/2 of 1% of the Fund's average daily net assets, less the Fund's proportionate share of all directors' fees paid to the unaffiliated directors by the Fund. The Manager pays the salaries of all directors, officers and employees of Limited-Term Funds, Inc. who are affiliated with the Manager. Investment management fees earned by the Fund for the fiscal year ended December 31, 1996 were 0.49% of average daily net assets and no fees were paid by the Fund as a result of the voluntary waiver of fees by the Manager.






       On December 31, 1996, the total net assets of the Fund were $15,512,837. Investment management fees paid by the Fund during the past three fiscal years were $94,711 for 1994, $70,149 for 1995 and $0 for 1996.



       Beginning January 26, 1996, the Manager elected voluntarily to waive that portion, if any, of the annual management fees payable by the Fund and to reimburse the Fund's expenses to the extent necessary to ensure that the Total Operating Expenses (after voluntary waiver and reimbursements) of the Fund do not exceed 0.70% (exclusive of taxes, interest, brokerage commissions, extraordinary expenses and, in the case of Consultant Class Shares, 12b-1 fees) through July 31, 1997.



       Except for those expenses borne by the Manager under the Investment Management Agreement and the Distributor under the Distribution Agreement, the Fund is responsible for all of its own expenses. Among others, these include the investment management fees; shareholder servicing, dividend disbursing and transfer agent fees and costs; custodian expenses; federal and state securities registration fees; proxy costs; the costs of preparing prospectuses and reports sent to shareholders; and the Fund's proportionate share of rent and other administrative expenses. The ratio of expenses to average daily net assets for the fiscal year ended December 31, 1996 was 0.74% for each Class of shares, after voluntary fee waivers and expense reimbursements by the Manager.


DISTRIBUTION AND SERVICE

       The Distributor, Delaware Distributors, L.P. (which formerly conducted business as Delaware Distributors, Inc.), located at 1818 Market Street, Philadelphia, PA 19103, serves as the national distributor of Fund shares under a Distribution Agreement dated April 3, 1995. The Distributor is an affiliate of the Manager and bears all of the costs of

(SAI-GMF/PART B)



promotion and distribution except for any payments which may be made under Consultant Class Shares' 12b-1 Plan. Prior to January 3, 1995, Delaware Distributors, Inc. ("DDI") served as the national distributor of the Fund's shares. On that date Delaware Distributors, L.P., a newly formed limited partnership, succeeded to the business of DDI. All officers and employees of DDI became officers and employees of Delaware Distributors, L.P. DDI is the corporate general partner of Delaware Distributors, L.P. and both DDI and Delaware Distributors, L.P. are indirect, wholly owned subsidiaries of Delaware Management Holdings, Inc.



       The Transfer Agent, Delaware Service Company, Inc., another affiliate of the Manager located at 1818 Market Street, Philadelphia, PA 19103, serves as the Fund's shareholder servicing, dividend disbursing and transfer agent
pursuant to a Shareholders Services Agreement dated December 20, 1990.   The
Transfer Agent also provides accounting services to the Fund pursuant to the terms of a separate Fund Accounting Agreement. The Transfer Agent is also an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc.

(SAI-GMF/PART B)

OFFICERS AND DIRECTORS

       The business and affairs of Limited-Term Funds, Inc. are managed under the direction of its Board of Directors.


       Certain officers and directors of Limited-Term Funds, Inc. hold identical positions in each of the other funds in the Delaware Group. On February 6, 1997, Limited-Term Funds, Inc.'s officers and directors, as a group, owned less than 1% of the shares outstanding of Consultant Class Shares of the Fund and approximately 1.10% of the outstanding shares of the Class A Shares of the Fund.



       As of February 6, 1997, management believes the following accounts held 5% or more of the Class A Shares and Consultant Class Shares of the Fund:



    CLASS               NAME AND ADDRESS OF ACCOUNT                      SHARE AMOUNT               PERCENTAGE
    ------              ---------------------------                      ------------               ----------

U.S. Government         Robert Schwarz
Money Fund              821 E. Gate Dr.
A Class                 Mt. Laurel  NJ 08054-1208                        703,511                    8.73%

                        John B. Delander
                        P.O. Box 2873
                        Clearwater  FL 34617-2873                        642,770                    7.98%

                        Delaware Management Trust Co.
                        1818 Market St.
                        Philadelphia  PA 19103-3682                      593,524                    7.37%

                        Glenn E. Becker and Barbara Becker
                        713 Fox Hollow Road
                        P.O. Box 675
                        Gwynedd Valley  PA 19437-0675                    562,797                    6.98%

                        RS DMC Employee Profit Sharing Plan
                        Delaware Management Co.
                        Employee Profit Sharing Trust
                        c/o Rick Seidel
                        1818 Market St.
                        Philadelphia PA 19103-3682                       509,068                    6.32%

U.S. Government         Joanne L. Ferguson
Money Fund              TRST Barbara C. Lowe Trust
Consultant Class        DTD 10-2-82
                        11243 Topo Ln.
                        Lakeside  CA  92040-5715                          67,037                   13.76%

                        DMTC C/F the 403(B)(7) Plan of
                        Gary Kronick
                        2210 Budd Ter.
                        Schenectady  NY  12309-2602                       48,627                    9.98%

(SAI-GMF/PART B)



    CLASS               NAME AND ADDRESS OF ACCOUNT                      SHARE AMOUNT               PERCENTAGE
    ------              ---------------------------                      ------------               ----------

U.S. Government         Richard W. H. Keller and
Money Fund              Hester O. Keller Trustee for
Consultant Class        Keller Family Trust DTD 10-26-87
                        5446 Connecticut Ave.
                        La Mesa  CA  91942-1214                          45,510                     9.34%

                        Louis C. Motzer
                        109 Fairborn Dr.
                        Hamilton  OH  45013-3521                         38,702                     7.95%

                        Joshua Washuta and
                        Rosemary Washuta JT WROS
                        P.O. Box 146
                        Virginville  PA  19564-0146                      25,009                     5.13%




      DMH Corp., Delaware Management Company, Inc., Delaware Distributors, L.P., Delaware Distributors, Inc., Delaware Service Company, Inc., Delaware Management Trust Company, Delaware International Holdings Ltd., Founders Holdings, Inc., Delaware International Advisers Ltd., Delaware Capital Management, Inc. and Delaware Investment & Retirement Services, Inc. are direct or indirect, wholly owned subsidiaries of Delaware Management Holdings, Inc. ("DMH"). On April 3, 1995, a merger between DMH and a wholly owned subsidiary of Lincoln National Corporation ("Lincoln National") was completed. In connection with the merger, a new Investment Management Agreement between Limited-Term Funds, Inc. and the Manager on behalf of the Fund was executed following shareholder approval. DMH and the Manager are now indirect, wholly owned subsidiaries, and subject to the ultimate control, of Lincoln National. Lincoln National, with headquarters in Fort Wayne, Indiana, is a diversified organization with operations in many aspects of the financial services industry, including insurance and investment management.


      Directors and principal officers of Limited-Term Funds, Inc. are noted below along with their ages and their business experience for the past five years. Unless otherwise noted, the address of each officer and director is One Commerce Square, Philadelphia, PA 19103.

(SAI-GMF/PART B)


*WAYNE A. STORK (59)


      Chairman, President, Chief Executive Officer, Director and/or Trustee of
               Limited-Term Funds, Inc., 16 other investment companies in the Delaware Group (which excludes Delaware Pooled Trust, Inc.), Delaware Management Holdings, Inc., DMH Corp., Delaware International Holdings Ltd. and Founders Holdings, Inc.


      Chairman and Director of Delaware Pooled Trust, Inc., Delaware
               Distributors, Inc. and Delaware Capital Management, Inc.

      Chairman, President, Chief Executive Officer, Chief Investment Officer
               and Director of Delaware Management Company, Inc.
      Chairman, Chief Executive Officer and Director of Delaware International
               Advisers Ltd.

      Director of Delaware Service Company, Inc. and Delaware Investment &
               Retirement Services, Inc.

      During the past five years, Mr. Stork has served in various executive capacities at different times within the Delaware organization.


WINTHROP S. JESSUP (51)

      Executive Vice President of Limited-Term Funds, Inc. and 16 other investment companies in the Delaware Group (which excludes Delaware Pooled Trust, Inc.) and Delaware Management Holdings, Inc.

      President and Chief Executive Officer of Delaware Pooled Trust, Inc.

      President and Director of Delaware Capital Management, Inc.

      Executive Vice President and Director of DMH Corp., Delaware Management
               Company, Inc., Delaware International Holdings Ltd. and Founders Holdings, Inc.
      Vice Chairman and Director of Delaware Distributors, Inc.
      Vice Chairman of Delaware Distributors, L.P.
      Director of Delaware Service Company, Inc., Delaware International
               Advisers Ltd., Delaware Management Trust Company and Delaware Investment & Retirement Services, Inc.
      During the past five years, Mr. Jessup has served in various executive capacities at different times within the Delaware organization.


RICHARD G. UNRUH, JR. (57)

      Executive Vice President of Limited-Term Funds, Inc. and each of the other 17 investment companies in the Delaware Group.

      Executive Vice President and Director of Delaware Management Company,
               Inc.

      Senior Vice President of Delaware Management Holdings, Inc. and Delaware
               Capital Management, Inc.

      Director of Delaware International Advisers Ltd.
      During the past five years, Mr. Unruh has served in various executive capacities at different times within the Delaware organization.




-----------------------------

*Director affiliated with the Fund's investment manager and considered an "interested person" as defined in the Investment Company Act of 1940.

(SAI-GMF/PART B)


PAUL E. SUCKOW (50)


      Executive Vice President/Chief Investment Officer, Fixed Income of
                Limited-Term Funds, Inc.., each of the other 17 investment companies in the Delaware Group and Delaware Management Company, Inc.


      Executive Vice President/Chief Investment Officer/Fixed Income and
                Director of Founders Holdings, Inc.

      Senior Vice President/Chief Investment Officer, Fixed Income of Delaware
                Management Holdings, Inc.

      Director of Founders CBO Corporation.

      Senior Vice President of Delaware Capital Management, Inc.

      Director, HYPPCO Finance Company Ltd.


      Before returning to the Delaware Group in 1993, Mr. Suckow was Executive
               Vice President and Director of Fixed Income for Oppenheimer Management Corporation, New York, NY from 1985 to 1992. Prior to that, Mr. Suckow was a fixed-income portfolio manager for the Delaware Group.



WALTER P. BABICH (69)


      Director and/or Trustee of Limited-Term Funds, Inc. and each of the other
               17 investment companies in the Delaware Group.

      460 North Gulph Road, King of Prussia, PA  19406.
      Board Chairman, Citadel Constructors, Inc.
      From 1986 to 1988, Mr. Babich was a partner of Irwin & Leighton and from
               1988 to 1991, he was a partner of I&L Investors.


ANTHONY D. KNERR (58)


      Director and/or Trustee of Limited-Term Funds, Inc. and each of the other 17 investment companies in the Delaware Group.

      500 Fifth Avenue, New
      York, NY  10110.
      Founder and Managing Director, Anthony Knerr & Associates.
      From 1982 to 1988, Mr. Knerr was Executive Vice President/Finance and
               Treasurer of Columbia University, New York. From 1987 to 1989, he was also a lecturer in English at the University. In addition, Mr. Knerr was Chairman of The Publishing Group, Inc., New York, from 1988 to 1990. Mr. Knerr founded The Publishing Group, Inc. in 1988.


ANN R. LEVEN (56)


      Director and/or Trustee of Limited-Term Funds, Inc. and each of the other 17 investment companies in the Delaware Group.

      785 Park Avenue, New York, NY  10021.
      Treasurer, National Gallery of Art.

      From 1984 to 1990, Ms. Leven was Treasurer and Chief Fiscal Officer of the Smithsonian Institution, Washington, DC, and from 1975 to 1992, she was Adjunct Professor of Columbia Business School.



W. THACHER LONGSTRETH (76)


      Director and/or Trustee of Limited-Term Funds, Inc. and each of the other
               17 investment companies in the Delaware Group.

      City Hall, Philadelphia, PA  19107.
      Philadelphia City Councilman.

(SAI-GMF/PART B)


CHARLES E. PECK (71)


      Director and/or Trustee of Limited-Term Funds, Inc. and each of the other 17 investment companies in the Delaware Group.

      P.O. Box 1102, Columbia, MD  21044.
      Secretary/Treasurer, Enterprise Homes, Inc.

      From 1981 to 1990, Mr. Peck was Chairman and Chief Executive Officer of
               The Ryland Group, Inc., Columbia, MD.



DAVID K. DOWNES (57)


      Senior Vice President/Chief Administrative Officer/Chief Financial
               Officer of Limited-Term Funds, Inc., each of the other 17 investment companies in the Delaware Group


      Executive Vice President, Chief Operating Officer and Chief Financial Officer of Delaware Management Company, Inc.

      Chairman and Director of Delaware Management Trust Company.

      Chairman and Director of Delaware Investment & Retirement Services, Inc.


      Executive Vice President/Chief Operating Officer/Chief Financial Officer of Delaware Management Holdings, Inc.


      Executive Vice President/Chief Operating Officer/Chief Financial Officer and Director of DMH Corp,


      Delaware Distributors, Inc.  and Founders Holdings, Inc.


      Vice President/Chief Executive Officer/Chief Financial Officer and
               Director of Delaware Service Company, Inc.


      Executive Vice President/Chief Operating Officer/Chief Financial Officer and Director of Delaware International Holdings Ltd.


      Executive Vice President/Chief Financial Officer/Chief Operating Officer of Delaware Capital Management, Inc.


      Senior Vice President/Chief Administrative Officer/ Chief Financial
               Officer of Delaware Distributors, L.P.

      Director of Delaware International Advisers Ltd.
      Before joining the Delaware Group in 1992, Mr. Downes was Chief
               Administrative Officer, Chief Financial Officer and Treasurer of Equitable Capital Management Corporation, New York, from December 1985 through August 1992, Executive Vice President from December 1985 through March 1992, and Vice Chairman from March 1992 through August 1992.


GEORGE M. CHAMBERLAIN, JR. (50)


      Senior Vice President and Secretary of Limited-Term Funds, Inc., each of the other 17 investment companies in the Delaware Group, Delaware Management Holdings, Inc. and Delaware Distributors, L.P.

      Executive Vice President, Secretary and Director of Delaware Management
               Trust Company.

      Senior Vice President, Secretary and Director of DMH Corp., Delaware
               Management Company, Inc.,Delaware Distributors, Inc., Delaware Service Company, Inc., Founders Holdings, Inc., Delaware Investment & Retirement Services, Inc. and Delaware Capital Management, Inc.

      Secretary and Director of Delaware International Holdings Ltd.
      Director of Delaware International Advisers Ltd.
      Attorney.
      During the past five years, Mr. Chamberlain has served in various capacities at different times within the Delaware organization.

(SAI-GMF/PART B)


ROGER A. EARLY (43)


      Vice President/Senior Portfolio Manager of Limited-Term Funds, Inc., of nine other income investment companies in the Delaware Group and of Delaware Management Company, Inc.


      Before joining the Delaware Group in 1994, Mr. Early was Senior Vice
               President/Portfolio Manager for Federated Investors, Pittsburgh, PA from 1984 to 1994.



JOSEPH H. HASTINGS (47)


      Vice President/Corporate Controller of Limited-Term Funds, Inc., each of the other 17 investment companies in the Delaware Group, Delaware Distributors, L.P., Delaware Service Company, Inc., Delaware Capital Management, Inc. and Delaware International Holdings Ltd.


      Senior Vice President/Corporate Controller and Treasurer of Delaware
               Management Company, Inc., Delaware Management Holdings, Inc. and DMH Corp.


      Senior Vice President/ Treasurer of Delaware Distributors, Inc.

      Senior Vice President/Corporate Controller of Founders Holdings, Inc. Chief Financial Officer/Treasurer of Delaware Investment & Retirement
               Services, Inc.
      Executive Vice President/Chief Financial Officer/Treasurer of Delaware
               Management Trust Company.

      Vice President/Treasurer of Delaware Capital Management, Inc.

      Assistant Treasurer of Founders CBO Corporation.
      1818 Market Street, Philadelphia, PA  19103.
      Before joining the Delaware Group in 1992, Mr. Hastings was Chief
               Financial Officer for Prudential Residential Services, L.P.,
               New York, NY from 1989 to 1992. Prior to that, Mr. Hastings served as Controller and Treasurer for Fine Homes International, L.P., Stamford, CT from 1987 to 1989.


MICHAEL P. BISHOF (34)


      Senior Vice President/Treasurer of Limited-Term Funds, Inc., each of the other 17 investment companies in the Delaware Group, Delaware Distributors, L.P. and Delaware Service Company, Inc.


      Senior Vice President of Delaware Management Company, Inc.


      Senior Vice President/Treasurer of Delaware Distributors, Inc. and
               Founders Holdings, Inc.

      Vice President/Manager of Investment Accounting of Delaware International
               Holdings Ltd.

      Assistant Treasurer of Founders CBO Corporation.

      Before joining the Delaware Group in 1995, Mr. Bishof was a Vice
               President for Bankers Trust, New York, NY from 1994 to 1995, a Vice President for CS First Boston Investment Management, New York, NY from 1993 to 1994 and an Assistant Vice President for Equitable Capital Management Corporation, New York, NY from 1987 to 1993.

(SAI-GMF/PART B)


      The following is a compensation table listing for each director entitled to receive compensation, the aggregate compensation received from Limited-Term Funds, Inc. and the total compensation received from all Delaware Group funds for the fiscal year ended December 31, 1996 and an estimate of annual benefits to be received upon retirement under the Delaware Group Retirement Plan for Directors/Trustees as of December 31, 1996.



                                                                   PENSION OR
                                                                   RETIREMENT
                                                                    BENEFITS
                                               AGGREGATE           ACCRUED AS         ESTIMATED          TOTAL
                                             COMPENSATION            PART OF           ANNUAL        COMPENSATION
                                                 FROM             LIMITED-TERM        BENEFITS        FROM ALL 17
                                             LIMITED-TERM         FUNDS, INC.           UPON           DELAWARE
NAME                                          FUNDS, INC.           EXPENSES         RETIREMENT*      GROUP FUNDS

W. Thacher Longstreth                        $1,687                    None             $30,000      $46,187
Ann R. Leven                                 $1,954                    None             $30,000      $54,323
Walter P. Babich                             $1,915                    None             $30,000      $53,323
Anthony D. Knerr                             $1,915                    None             $30,000      $53,323
Charles E. Peck                              $1,760                    None             $30,000      $49,323



* Under the terms of the Delaware Group Retirement Plan for Directors/Trustees, each disinterested director who, at the time of his or her retirement from the Board, has attained the age of 70 and served on the Board for at least five continuous years, is entitled to receive payments from each fund in the Delaware Group for a period equal to the lesser of the number of years that such person served as a director or the remainder of such person's life. The amount of such payments will be equal, on an annual basis, to the amount of the annual retainer that is paid to directors of each fund at the time of such person's retirement.
      If an eligible director retired as of December 31, 1996, he or she would be entitled to annual payments totaling $30,000, in the aggregate, from all of the funds in the Delaware Group, based on the number of funds in the Delaware Group as of that date.

(SAI-GMF/PART B)

EXCHANGE PRIVILEGE


       The exchange privileges available for shareholders of the Classes and for shareholders of classes of other funds in the Delaware Group are set forth in the relevant prospectuses for such classes. The following supplements that information. The Fund may modify, terminate or suspend the exchange privilege upon 60 days' notice to shareholders.


       All exchanges involve a purchase of shares of the fund into which the exchange is made. As with any purchase, an investor should obtain and carefully read that fund's prospectus before buying shares in an exchange. The prospectus contains more complete information about the fund, including charges and expenses. A shareholder requesting an exchange will be sent a current prospectus and an authorization form for any of the other mutual funds in the Delaware Group. Exchange instructions must be signed by the record owner(s) exactly as the shares are registered.

       An exchange constitutes, for tax purposes, the sale of one fund and the purchase of another. The sale may involve either a capital gain or loss to the shareholder for federal income tax purposes.

       In addition, investment advisers and dealers may make exchanges between funds in the Delaware Group on behalf of their clients by telephone or other expedited means. This service may be discontinued or revised at any time by the Transfer Agent. Such exchange requests may be rejected if it is determined that a particular request or the total requests at any time could have an adverse effect on any of the funds. Requests for expedited exchanges may be submitted with a properly completed exchange authorization form, as described above.

TELEPHONE EXCHANGE PRIVILEGE
       Shareholders owning shares for which certificates have not been issued or their investment dealers of record may exchange shares by telephone for shares in other mutual funds in the Delaware Group. This service is automatically provided unless the Fund receives written notice from the shareholder to the contrary.

       Shareholders or their investment dealers of record may contact the Shareholder Service Center at 800-523-1918 to effect an exchange. The shareholder's current Fund account number must be identified, as well as the registration of the account, the share or dollar amount to be exchanged and the fund into which the exchange is to be made. Requests received on any day after the time the offering price and net asset value are determined will be processed the following day. See Offering Price. Any new account established through the exchange will automatically carry the same registration, shareholder information and dividend option as the account from which the shares were exchanged. The exchange requirements of the fund into which the exchange is being made, such as eligibility and investment minimums, must be met and may entail the payment of a front-end sales charge which will be deducted from the investment. (See the prospectus of the fund desired or inquire by calling the Transfer Agent.) Certain funds are not available for retirement plans.

       The telephone exchange privilege is intended as a convenience to shareholders and is not intended to be a vehicle to speculate on short-term swings in the securities market through frequent transactions in and out of the funds in the Delaware Group. Telephone exchanges may be subject to limitations as to amounts or frequency. The Transfer Agent and the Fund reserve the right to record exchange instructions received by telephone and to reject exchange requests at any time in the future.

       As described in the Fund's Prospectus, neither the Fund nor the Transfer Agent is responsible for any shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange of Fund shares which are reasonably believed to be genuine.

(SAI-GMF/PART B)


RIGHT TO REFUSE TIMING ACCOUNTS

       With regard to accounts that are administered by market timing services ("Timing Firms") to purchase or redeem shares based on changing economic and market conditions ("Timing Accounts"), the Fund will refuse any new timing arrangements, as well as any new purchases (as opposed to exchanges) in Delaware Group funds from Timing Firms. The Fund reserves the right to temporarily or permanently terminate the exchange privilege or reject any specific purchase order for any person whose transactions seem to follow a timing pattern who: (i) makes an exchange request out of the Fund within two weeks of an earlier exchange request out of the Fund, or (ii) makes more than two exchanges out of the Fund per calendar quarter, or (iii) exchanges shares equal in value to at least $5 million, or more than 1/4 of 1% of the Fund's net assets. Accounts under common ownership or control, including accounts administered so as to redeem or purchase shares based upon certain predetermined market indicators, will be aggregated for purposes of the exchange limits.


RESTRICTIONS ON TIMED EXCHANGES

       Timing Accounts operating under existing timing agreements may only execute exchanges between the following eight Delaware Group funds: (1) Decatur Income Fund, (2) Decatur Total Return Fund, (3) Delaware Fund, (4) Limited-Term Government Fund, (5) Tax-Free USA Fund, (6) Delaware Cash Reserve,
(7) Delchester Fund and (8) Tax-Free Pennsylvania Fund. No other Delaware Group funds are available for timed exchanges. Assets redeemed or exchanged out of Timing Accounts in Delaware Group funds not listed above may not be reinvested back into that Timing Account. The Fund reserves the right to apply these same restrictions to the account(s) of any person whose transactions seem to follow a time pattern (as described above).


       The Fund also reserves the right to refuse the purchase side of an exchange request by any Timing Account, person, or group if, in the Manager's judgment, the Fund would be unable to invest effectively in accordance with its investment objectives and policies, or would otherwise potentially be adversely affected. A shareholder's purchase exchanges may be restricted or refused if the Fund receives or anticipates simultaneous orders affecting significant portions of the Fund's assets. In particular, a pattern of exchanges that coincide with a "market timing" strategy may be disruptive to the Fund and therefore may be refused.

       Except as noted above, only shareholders and their authorized brokers of record will be permitted to make exchanges or redemptions.

                                   *   *   *

       Following is a summary of the investment objectives of the other Delaware Group funds:

       DELAWARE FUND seeks long-term growth by a balance of capital appreciation, income and preservation of capital. It uses a dividend-oriented valuation strategy to select securities issued by established companies that are believed to demonstrate potential for income and capital growth. DEVON FUND seeks current income and capital appreciation by investing primarily in income-producing common stocks, with a focus on common stocks the Manager believes have the potential for above average dividend increases over time.

       TREND FUND seeks long-term growth by investing in common stocks issued by emerging growth companies exhibiting strong capital appreciation potential.

       VALUE FUND seeks capital appreciation by investing primarily in common stocks whose market values appear low relative to their underlying value or future potential.

(SAI-GMF/PART B)

       DELCAP FUND seeks long-term capital growth by investing in common stocks and securities convertible into common stocks of companies that have a demonstrated history of growth and have the potential to support continued growth.


       DECATUR INCOME FUND seeks the highest possible current income by investing primarily in common stocks that provide the potential for income and capital appreciation without undue risk to principal. DECATUR TOTAL RETURN FUND seeks long-term growth by investing primarily in securities that provide the potential for income and capital appreciation without undue risk to principal. BLUE CHIP FUND seeks to achieve long-term capital appreciation. Current income is a secondary objective. It seeks to achieve these objectives by investing primarily in equity securities and any securities that are convertible into equity securities. QUANTUM FUND seeks to achieve long-term capital appreciation. It seeks to achieve this objective by investing primarily in equity securities of medium- to large-sized companies expected to grow over time that meet the Fund's "Social Criteria" strategy.



       DELCHESTER FUND seeks as high a current income as possible by investing principally in high yield, high risk corporate bonds, and also in U.S. government securities and commercial paper. STRATEGIC INCOME FUND seeks to provide investors with high current income and total return by using a multi-sector investment approach, investing principally in three sectors of the fixed-income securities markets: high yield, higher risk securities, investment grade fixed-income securities and foreign government and other foreign fixed-income securities.


       U.S. GOVERNMENT FUND seeks high current income by investing in long-term U.S. government debt obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

       LIMITED-TERM GOVERNMENT FUND seeks high, stable income by investing primarily in a portfolio of short- and intermediate-term securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and instruments secured by such securities.

       DELAWARE CASH RESERVE seeks the highest level of income consistent with the preservation of capital and liquidity through investments in short-term money market instruments, while maintaining a stable net asset value.

       TAX-FREE USA FUND seeks high current income exempt from federal income tax by investing in municipal bonds of geographically-diverse issuers. TAX-FREE INSURED FUND invests in these same types of securities but with an emphasis on municipal bonds protected by insurance guaranteeing principal and interest are paid when due. TAX-FREE USA INTERMEDIATE FUND seeks a high level of current interest income exempt from federal income tax, consistent with the preservation of capital by investing primarily in municipal bonds.

       TAX-FREE MONEY FUND seeks high current income, exempt from federal income tax, by investing in short-term municipal obligations, while maintaining a stable net asset value.

       TAX-FREE PENNSYLVANIA FUND seeks a high level of current interest income exempt from federal and, to the extent possible, certain Pennsylvania state and local taxes, consistent with the preservation of capital.


       INTERNATIONAL EQUITY FUND seeks to achieve long-term growth without undue risk to principal by investing primarily in international securities that provide the potential for capital appreciation and income. GLOBAL BOND FUND seeks to achieve current income consistent with the preservation of principal by investing primarily in global fixed-income securities that may also provide the potential for capital appreciation. GLOBAL ASSETS FUND seeks to achieve long-term total return by investing in global securities which will provide higher current income than a portfolio comprised exclusively of equity securities, along with the potential for capital growth. EMERGING MARKETS FUND seeks long-term capital appreciation by investing primarily in equity securities of issuers located or operating in emerging countries.

(SAI-GMF/PART B)


       ENTERPRISE FUND seeks to provide maximum appreciation of capital by investing in medium-sized companies which have a dominant position within their industry, are undervalued, or have potential for growth in earnings. U.S. GROWTH FUND seeks to maximize capital appreciation by investing in companies of all sizes which have low dividend yields, strong balance sheets and high expected earnings growth rates relative to their industry. WORLD GROWTH FUND seeks to maximize total return (capital appreciation and income), principally through investments in an internationally diversified portfolio of equity securities. NEW PACIFIC FUND seeks long-term capital appreciation by investing primarily in companies which are domiciled in or have their principal business activities in the Pacific Basin. FEDERAL BOND FUND seeks to maximize current income consistent with preservation of capital. The fund attempts to achieve this objective by investing primarily in securities issued by the U.S. government, its agencies and instrumentalities. CORPORATE INCOME FUND seeks to provide high current income consistent with preservation of capital. The fund attempts to achieve this objective primarily by investing in a diversified portfolio of investment grade fixed-income securities issued by U.S. corporations.



       DELAWARE GROUP PREMIUM FUND, INC. offers ten funds available exclusively as funding vehicles for certain insurance company separate accounts. EQUITY/INCOME SERIES seeks the highest possible total rate of return by selecting issues that exhibit the potential for capital appreciation while providing higher than average dividend income. HIGH YIELD SERIES seeks as high a current income as possible by investing in rated and unrated corporate bonds, U.S. government securities and commercial paper. CAPITAL RESERVES SERIES seeks a high stable level of current income while minimizing fluctuations in principal by investing in a diversified portfolio of short- and intermediate-term securities. MONEY MARKET SERIES seeks the highest level of income consistent with preservation of capital and liquidity through investments in short-term money market instruments. GROWTH SERIES seeks long-term capital appreciation by investing its assets in a diversified portfolio of securities exhibiting the potential for significant growth. MULTIPLE STRATEGY SERIES seeks a balance of capital appreciation, income and preservation of capital. It uses a dividend-oriented valuation strategy to select securities issued by established companies that are believed to demonstrate potential for income and capital growth. INTERNATIONAL EQUITY SERIES seeks long-term growth without undue risk to principal by investing primarily in equity securities of foreign issuers that provide the potential for capital appreciation and income. VALUE SERIES seeks capital appreciation by investing in small- to mid-cap common stocks whose market values appear low relative to their underlying value or future earnings and growth potential. Emphasis will also be placed on securities of companies that may be temporarily out of favor or whose value is not yet recognized by the market. EMERGING GROWTH SERIES seeks long-term capital appreciation by investing primarily in small-cap common stocks and convertible securities of emerging and other growth-oriented companies. These securities will have been judged to be responsive to changes in the marketplace and to have fundamental characteristics to support growth. Income is not an objective. GLOBAL BOND SERIES seeks to achieve current income consistent with the preservation of principal by investing primarily in global fixed-income securities that may also provide the potential for capital appreciation.


       For more complete information about any of the Delaware Group funds, including charges and expenses, you can obtain a prospectus from the Distributor. Read it carefully before you invest or forward funds.

       Each of the summaries above is qualified in its entirety by the information contained in each fund's prospectus(es).

(SAI-GMF/PART B)

GENERAL INFORMATION


       The Manager is the investment manager of the Fund. The Manager also provides investment management services to certain of the other funds in the Delaware Group. The Manager, through a separate division, also manages private investment accounts. While investment decisions for the Fund are made independently from those of the other funds and accounts, investment decisions for such other funds and accounts may be made at the same time as investment decisions for the Fund.



       The Manager, or its affiliate Delaware International Advisers Ltd., also manages the investment options for Delaware Medallion(sm) III Variable Annuity. Medallion is issued by Allmerica Financial Life Insurance and Annuity Company (First Allmerica Financial Life Insurance Company in New York and Hawaii). Delaware Medallion offers ten different investment series ranging from domestic equity funds, international equity and bond funds and domestic fixed income funds. Each investment series available through Medallion utilizes an investment strategy and discipline the same as or similar to one of the Delaware Group mutual funds available outside the annuity. See Delaware Group Premium Fund, Inc., above.


       Access persons and advisory persons of the Delaware Group of funds, as those terms are defined in SEC Rule 17j-1 under the 1940 Act, who provide services to Delaware Management Company, Inc., Delaware International Advisers Ltd. or their affiliates, are permitted to engage in personal securities transactions subject to the exceptions set forth in Rule 17j-1 and the following general restrictions and procedures: (1) certain blackout periods apply to personal securities transactions of those persons; (2) transactions must receive advance clearance and must be completed on the same day as the clearance was received; (3) certain persons are prohibited from investing in initial public offering of securities and other restrictions apply to investments in private placements of securities; (4) opening positions may only be closed-out at a profit after a 60-day holding period has elapsed; and (5) the Compliance Officer must be informed periodically of all securities transactions and duplicate copies of brokerage confirmations and account statements must be supplied to the Compliance Officer.

       The Distributor acts as national distributor for the Fund and for the other mutual funds in the Delaware Group.


       The Transfer Agent, an affiliate of the Manager, acts as shareholder servicing, dividend disbursing and transfer agent for the Fund and for the other mutual funds in the Delaware Group. The Transfer Agent is paid a fee by the Fund for providing these services consisting of an annual per account charge of $11.00 plus transaction charges for particular services according to a schedule. Compensation is fixed each year and approved by the Board of Directors, including a majority of the disinterested directors. The Transfer Agent also provides accounting services to each Fund. Those services include performing all functions related to calculating each Fund's net asset value and providing all financial reporting services, regulatory compliance testing and the related accounting services. For its services, the Transfer Agent is paid a fee based on total assets of all funds in the Delaware Group for which it provides such accounting services. Such fee is equal to 0.25% multiplied by the total amount of assets in the complex for which the Transfer Agent furnishes accounting services, where such aggregate complex assets are $10 billion or less, and 0.20% of assets if such aggregate complex assets exceed $10 billion. The fees are charged to each fund, including each Fund, on an aggregate pro-rata basis. The asset-based fee payable to the Transfer Agent is subject to a minimum fee calculated by determining the total number of investment portfolios and associated classes.


       The Manager and its affiliates own the name "Delaware Group." Under certain circumstances, including the termination of Limited-Term Funds, Inc.'s advisory relationship with the Manager or its distribution relationship with the Distributor, the Manager and its affiliates could cause Limited-Term Funds, Inc. to delete the words "Delaware Group" from Limited-Term Funds, Inc.'s name.

(SAI-GMF/PART B)


       Bankers Trust Company ("Bankers Trust"), One Bankers Trust Plaza, New York, NY 10006, is custodian of the Fund's securities and cash. As custodian for the Fund, Bankers Trust maintains a separate account or accounts for the Fund; receives, holds and releases portfolio securities on account of the Fund; receives and disburses money on behalf of the Fund; and collects and receives income and other payments and distributions on account of the Fund's portfolio securities.



       The legality of the issuance of the shares offered hereby, pursuant to Rule 24f-2 under the 1940 Act, has been passed upon for Limited-Term Funds, Inc. by Stradley, Ronon, Stevens & Young, LLP, Philadelphia, Pennsylvania.


CAPITALIZATION

       Limited-Term Funds, Inc. offers two series of shares, Limited-Term Government Fund (formerly known as the Treasury Reserves Intermediate Series and the Investors Series) and the U.S. Government Money Series (formerly known as the Cashiers Series). Limited-Term Funds, Inc. has a total authorized capitalization of three billion shares with a $.001 par value common stock.
The Fund has an authorized capitalization of one billion shares of common stock with a par value of $.001 per share. The Limited-Term Government Fund has an authorized capitalization of two billion shares of common stock with a par value of $.001 per share. The directors are authorized to issue different series and Classes of shares of common stock. At the present time, two series have been issued. The U.S. Government Money Series offers two Classes of shares and the Limited-Term Government Fund offers four classes of shares.



       The classes offered by the Fund are Class A Shares and Consultant Class Shares. General expenses of the Fund will be allocated on a pro-rata basis to the Classes according to asset size, except that any expenses of the Rule 12b-1 Plan of Consultant Class Shares will be allocated solely to that Class. Each Class of the U.S. Government Money Series represents a proportionate interest in the assets of that Fund, and each has the same voting and other rights and preferences as the other Class, except that shares of Class A Shares may not vote on any matter affecting Consultant Class Shares' Distribution Plan under Rule 12b-1.


       Shares have no preemptive rights, are fully transferable and, when issued, are fully paid and nonassessable.


       Prior to March 1994, Class A Shares were known as the U.S. Government Money Fund class, and prior to June 1992, the U.S. Government Money Fund class was known as the original class. Prior to March 1994, U.S. Government Money Fund Consultant Class Shares were known as the U.S. Government Money Fund Consultant class, and prior to November 1992, the U.S. Government Money Fund Consultant class was known as the U.S. Government Money Fund (Institutional) class. The U.S. Government Money Fund (Institutional) class was known as the consultant class prior to June 1992.


NONCUMULATIVE VOTING

       LIMITED-TERM FUND, INC.'S SHARES HAVE NONCUMULATIVE VOTING RIGHTS WHICH MEANS THAT THE HOLDERS OF MORE THAN 50% OF THE SHARES OF LIMITED-TERM FUNDS, INC. VOTING FOR THE ELECTION OF DIRECTORS CAN ELECT ALL THE DIRECTORS IF THEY CHOOSE TO DO SO, AND, IN SUCH EVENT, THE HOLDERS OF THE REMAINING SHARES WILL NOT BE ABLE TO ELECT ANY DIRECTORS.


       This Part B does not include all of the information contained in the Registration Statement which is on file with the Securities and Exchange Commission.

SHAREHOLDER INQUIRIES
       Shareholders who have questions concerning their accounts or wish to obtain additional information may call the Transfer Agent, 800-523-1918 nationwide.

(SAI-GMF/PART B)


APPENDIX A - IRA INFORMATION

An individual can contribute up to $2,000 to his or her IRA each year. Contributions may or may not be deductible depending upon the taxpayers adjusted gross income and whether the taxpayer or his or her spouse is an active participant in an employer-sponsored retirement plan. Even if a taxpayer (or his or her spouse) is an active participant in an employer-sponsored retirement plan, the full $2,000 deduction is still available if the taxpayer's adjusted gross income is below $25,000 ($40,000 for taxpayers filing joint returns). A partial deduction is allowed for married couples with incomes between $40,000 and $50,000, and for single individuals with incomes between $25,000 and $35,000. No deductions are available for contributions to IRAs by taxpayers whose adjusted gross income before IRA deductions exceeds $50,000 ($35,000 for singles) and who are active participants in an employer-sponsored retirement plan. Taxpayers who were not allowed deductions on IRA contributions still can make nondeductible IRA contributions of as much as $2,000 for each working spouse ($2,250 for one-income couples for years prior to 1997), and defer taxes on interest or other earnings from the IRAs. Special rules apply for determining the deductibility of contributions made by married individuals filing separate returns.



       Effective for tax years beginning after 1996, one-income couples can contribute up to $2,000 to each spouse's IRA provided the combined compensation of both spouses is at least equal to the total contributions for both spouses. If the working spouse is an active participant in an employer-sponsored retirement plan and earns over $40,000, the maximum deduction limit is reduced in the same way that the limit is reduced for contributions to a non-spousal IRA.


       As illustrated in the following tables, maintaining an Individual Retirement Account remains a valuable opportunity.

       For many, an IRA will continue to offer both an up-front tax break with its tax deduction each year and the real benefit that comes with tax-deferred compounding. For others, losing the tax deduction will impact their taxable income status each year. Over the long term, however, being able to defer taxes on earnings still provides an impressive investment opportunity--a way to have money grow faster due to tax-deferred compounding.

(SAI-GMF/PART B)


       Even if your IRA contribution is no longer deductible, the benefits of saving on a tax-deferred basis can be substantial. The following tables illustrate the benefits of tax-deferred versus taxable compounding. Each reflects a constant 6% rate of return, compounded annually, with the reinvestment of all proceeds. The tables do not take into account any fees. Of course, earnings accumulated in your IRA will be subject to tax upon withdrawal. If you choose a money market fund with fluctuating income such as the Fund, your bottom line at retirement could be lower--it could also be much higher.


$2,000 INVESTED ANNUALLY ASSUMING A 6% ANNUALIZED RETURN


   15% Tax Bracket                      Single- $0-$24,650
                                        Joint- $0-$41,200


                                                                                                        HOW MUCH YOU
                   END OF               CUMULATIVE                    HOW MUCH YOU                     HAVE WITH FULL
                    YEAR            INVESTMENT AMOUNT               HAVE WITHOUT IRA                    IRA DEDUCTION

                      1                  $ 2,000                        $   1,787                        $   2,120
                      5                   10,000                            9,892                           11,951
                     10                   20,000                           22,578                           27,943
                     15                   30,000                           38,846                           49,345
                     20                   40,000                           59,707                           77,985
                     25                   50,000                           86,459                          116,313
                     30                   60,000                          120,765                          167,603
                     35                   70,000                          164,758                          236,242
                     40                   80,000                          221,173                          328,095

[Without IRA--investment of $1,700 ($2,000 less 15%) earning 5.10% (6% less
15%)]



   28% Tax Bracket                      Single- $24,651-$59,750
                                        Joint- $41,201-$99,600


                   END OF               CUMULATIVE                HOW MUCH YOU             HOW MUCH YOU HAVE WITH FULL IRA
                    YEAR            INVESTMENT AMOUNT           HAVE WITHOUT IRA         NO DEDUCTION            DEDUCTION

                      1                   $ 2,000                  $   1,502                $   1,526            $   2,120
                      5                    10,000                      8,189                    8,604               11,951
                     10                    20,000                     18,306                   20,119               27,943
                     15                    30,000                     30,805                   35,528               49,345
                     20                    40,000                     46,248                   56,150               77,985
                     25                    50,000                     65,327                   83,745              116,313
                     30                    60,000                     88,899                  120,674              167,603
                     35                    70,000                    118,023                  170,094              236,242
                     40                    80,000                    154,004                  236,229              328,095

[Without IRA--investment of $1,440 ($2,000 less 28%) earning 4.32% (6% less
28%)]
[With IRA--No Deduction--investment of $1,440 ($2,000 less 28%) earning 6%]

(SAI-GMF/PART B)


   31% Tax Bracket                       Single-$59,751-$124,650
                                         Joint-$99,601-$151,750


                   END OF               CUMULATIVE                HOW MUCH YOU             HOW MUCH YOU HAVE WITH FULL IRA
                    YEAR            INVESTMENT AMOUNT           HAVE WITHOUT IRA         NO DEDUCTION            DEDUCTION

                      1                   $ 2,000                  $   1,437                $   1,463            $   2,120
                      5                    10,000                      7,806                    8,246               11,951
                     10                    20,000                     17,367                   19,281               27,943
                     15                    30,000                     29,078                   34,048               49,345
                     20                    40,000                     43,422                   53,810               77,985
                     25                    50,000                     60,992                   80,256              116,313
                     30                    60,000                     82,513                  115,646              167,603
                     35                    70,000                    108,872                  163,007              236,242
                     40                    80,000                    141,160                  226,386              328,095

[Without IRA--investment of $1,380 ($2,000 less 31%) earning 4.14% (6% less
31%)]
[With IRA--No Deduction--investment of $1,380 ($2,000 less 31%) earning 6%]



   36% Tax Bracket*                      Single-$124,651-$271,050
                                         Joint-$151,751-$271,050


                   END OF               CUMULATIVE                HOW MUCH YOU             HOW MUCH YOU HAVE WITH FULL IRA
                    YEAR            INVESTMENT AMOUNT           HAVE WITHOUT IRA         NO DEDUCTION            DEDUCTION

                      1                   $ 2,000                  $   1,329                $   1,357            $   2,120
                      5                    10,000                      7,176                    7,648               11,951
                     10                    20,000                     15,840                   17,884               27,943
                     15                    30,000                     26,300                   31,581               49,345
                     20                    40,000                     38,929                   49,911               77,985
                     25                    50,000                     54,176                   74,440              116,313
                     30                    60,000                     72,584                  107,266              167,603
                     35                    70,000                     94,808                  151,195              236,242
                     40                    80,000                    121,640                  209,981              328,095


[Without IRA--investment of $1,280 ($2,000 less 36%) earning 3.84% (6% less
36%)]
[With IRA--No Deduction--investment of $1,280 ($2,000 less 36%) earning 6%]

(SAI-GMF/PART B)


   39.6% Tax Bracket*                      Single - over $271,050
                                           Joint - over $271,050


                   END OF               CUMULATIVE                HOW MUCH YOU             HOW MUCH YOU HAVE WITH FULL IRA
                    YEAR            INVESTMENT AMOUNT           HAVE WITHOUT IRA         NO DEDUCTION            DEDUCTION

                      1                   $ 2,000                  $   1,252                $   1,280            $   2,120
                      5                    10,000                      6,729                    7,218               11,951
                     10                    20,000                     14,770                   16,878               27,943
                     15                    30,000                     24,376                   29,804               49,345
                     20                    40,000                     35,854                   47,103               77,985
                     25                    50,000                     49,569                   70,253              116,313
                     30                    60,000                     65,955                  101,232              167,603
                     35                    70,000                     85,533                  142,690              236,242
                     40                    80,000                    108,926                  198,170              328,095


[Without IRA--investment of $1,208 ($2,000 less 39.6%) earning 3.624% (6% less 39.6%)]
[With IRA--No Deduction--investment of $1,208 ($2,000 less 39.6%) earning 6%]



* For tax years beginning after 1992, a 36% tax rate applies to all taxable income in excess of the maximum dollar amounts subject to the 31% tax rate.
  In addition, a 10% surtax (not applicable to capital gains) applies to certain high-income taxpayers. It is computed by applying a 39.6% rate to taxable income in excess of $271,050. The above tables do not reflect the personal exemption phaseout nor the limitations of itemized deductions that may apply.

(SAI-GMF/PART B)

        $2,000 SINGLE INVESTMENT AT A RETURN OF 6% COMPOUNDED MONTHLY

                            TAXABLE -         TAXABLE -         TAXABLE -         TAXABLE -        TAXABLE -            TAX
YEARS                         39.6%*            36%*               31%               28%              15%            DEFERRED
------------------------------------------------------------------------------------------------------------------------------------

              10              $2,872           $2,934           $  3,024          $ 3,078           $ 3,327          $ 3,639
              15               3,442            3,555              3,718            3,819             4,291            4,908
              20               4,124            4,306              4,571            4,738             5,534            6,620
              30               5,922            6,317              6,910            7,292             9,206           12,045
              40               8,504            9,269             10,447           11,224            15,315           21,915


        $2,000 INVESTED ANNUALLY AT A RETURN OF 6% COMPOUNDED MONTHLY

                            TAXABLE -         TAXABLE -         TAXABLE -         TAXABLE -        TAXABLE -            TAX
YEARS                         39.6%*            36%*               31%               28%              15%            DEFERRED
------------------------------------------------------------------------------------------------------------------------------------

              10            $ 24,536         $ 24,845           $ 25,281         $ 25,548          $ 26,744         $ 28,209
              15              40,564           41,330             42,424           43,098            46,173           50,059
              20              59,770           61,298             63,502           64,870            71,232           79,532
              30             110,365          114,785            121,282          125,393           145,237          172,910
              40             183,019          193,262            208,634          218,545           268,344          342,801



  * For tax years beginning after 1992, a 36% tax rate applies to all taxable income in excess of the maximum dollar amounts subject to the 31% tax rate.
  In addition, a 10% surtax (not applicable to capital gains) applies to certain high-income taxpayers. It is computed by applying a 39.6% rate to taxable income in excess of $263,750. The above tables do not reflect the personal exemption phaseout nor the limitations of itemized deductions that may apply.

(SAI-GMF/PART B)

THE VALUE OF STARTING YOUR IRA EARLY

       The following illustrates how much more you would have contributing $2,000 each January--the earliest opportunity--compared to contributing on April 15th of the following year--the latest, for each tax year.

                        After  5 years                $3,528  more
                              10 years                $6,113
                              20 years               $17,228
                              30 years               $47,295

       Compounded returns for the longest period of time is the key. The above illustration assumes a 10% rate of return and the reinvestment of all proceeds.
       And it pays to shop around. If you get just 2% more per year, it can make a big difference when you retire. A constant 8% versus 10% return, compounded monthly, illustrates the point. This chart is based on a yearly investment of $2,000 on January 1. After 30 years the difference can mean as much as 50% more!

                                            8% RETURN         10% RETURN
                                            ---------         ----------

                              10 years        $31,726            $35,833
                              30 years       $256,433           $390,389

       The statistical exhibits above are for illustration purposes only and do not reflect the actual performance for the Fund either in the past or in the future.

(SAI-GMF/PART B)

FINANCIAL STATEMENTS


       Ernst & Young LLP serves as the independent auditors for Limited-Term Funds, Inc. and, in its capacity as such, audits the financial statements contained in the Fund's Annual Report. The Delaware Group Limited-Term Government Funds, Inc.--U.S. Government Money Series' Statement of Net Assets, Statement of Operations, Statement of Changes in Net Assets and Notes to Financial Statements, as well as the report of Ernst & Young LLP, independent auditors, for the fiscal year ended December 31, 1996 are included in the Fund's
Annual Report to shareholders.   The financial statements, the notes relating
thereto and the report of Ernst & Young LLP listed above are incorporated by reference from the Annual Report into this Part B.

(SAI-GMF/PART B)



        The Delaware Group includes funds with a wide range of investment objectives. Stock funds, income funds, tax-free funds, money market funds, global and international funds and closed-end equity funds give investors the ability to create a portfolio that fits their personal financial goals. For more information, contact your financial adviser or call Delaware Group at 800-523-4640.

INVESTMENT MANAGER
Delaware Management Company, Inc.
One Commerce Square
Philadelphia, PA  19103

NATIONAL DISTRIBUTOR
Delaware Distributors, L.P.
1818 Market Street
Philadelphia, PA  19103


SHAREHOLDER SERVICING,
DIVIDEND DISBURSING,
ACCOUNTING SERVICES
AND TRANSFER AGENT
Delaware Service Company, Inc.
1818 Market Street
Philadelphia, PA  19103


LEGAL COUNSEL
Stradley, Ronon, Stevens & Young, LLP
One Commerce Square
Philadelphia, PA  19103

INDEPENDENT AUDITORS
Ernst & Young LLP
Two Commerce Square
Philadelphia, PA  19103


CUSTODIAN
Bankers Trust Company
One Bankers Trust Plaza
New York, NY  10006


-------------------------------------------------------------
U.S. GOVERNMENT MONEY FUND A CLASS
-------------------------------------------------------------
U.S. GOVERNMENT MONEY FUND
CONSULTANT CLASS

-------------------------------------------------------------

CLASSES OF DELAWARE GROUP LIMITED-TERM GOVERNMENT FUNDS,
INC.
(FORMERLY DELAWARE GROUP
TREASURY RESERVES, INC.)
-------------------------------------------------------------



PART B
STATEMENT
OF ADDITIONAL INFORMATION
-------------------------------------------------------------
FEBRUARY 28, 1997



                                      DELAWARE
                                      GROUP
                                      --------

                                     PART C

                               Other Information


Item 24.        Financial Statements and Exhibits

     (a)        Financial Statements:

                Part A        -    Financial Highlights

               *Part B        -    Statement of Net Assets
                                   Statement of Operations
                                   Statement of Changes in Net Assets
                                   Notes to Financial Statements
                                   Accountant's Report

               * The financial statements and Accountant's Report listed
                 above for each Series are incorporated by reference into Part B from the Registrant's Annual Reports for the fiscal year ended December 31, 1996.

     (b)       Exhibits:

               (1)     Articles of Incorporation.

                       (a) Articles of Incorporation, as amended and supplemented through November 22, 1995 incorporated into this filing by reference to Post-Effective Amendment No. 42 filed November 22, 1995.

                       (b) Executed Articles Supplementary (November 28, 1995) incorporated into this filing by reference to Post-Effective Amendment No. 43 filed February 29, 1996.

               (2) By-Laws. By-Laws, as amended through November 22, 1995, incorporated into this filing by reference to Post-Effective Amendment No. 42 filed November 22, 1995.

               (3)     Voting Trust Agreement.  Inapplicable.

               (4)     Copies of All Instruments Defining the Rights of Holders.

                       (a)   Articles of Incorporation and Articles
                             Supplementary. Articles Fifth and Ninth of the Articles of Incorporation (September 12, 1990) and Article Second to Articles Supplementary (June 1, 1992 and April 29, 1994) incorporated into this filing by reference to Post-Effective

                             Amendment No. 42 filed November 22, 1995 and
                             Article Third of Articles Supplementary (November 28, 1995) incorporated into this filing by reference to Post-Effective Amendment No. 43 filed February 29, 1996.

                       (b)   By-Laws.  Article II, Article III, as amended, and
                             Article XIV incorporated into this filing by reference to Post-Effective Amendment No. 42 filed November 22, 1995.

               (5) Investment Management Agreements. Investment Management Agreement (April 3, 1995) between Delaware Management Company, Inc. and the Registrant on behalf of each Series incorporated into this filing by reference to Post-Effective Amendment No. 42 filed November 22, 1995.

               (6)     (a)   Distribution Agreements.


                             (i)      Form of Distribution Agreement (April
                                      1995) between Delaware Distributors, L.P.
                                      and the Registrant on behalf of Limited-
                                      Term Government Fund incorporated into
                                      this filing by reference to Post-
                                      Effective Amendment No. 42 filed
                                      November 22, 1995.

                             (ii) Form of Amendment No. 1 to Distribution Agreement (November 1995) between Delaware Distributors, L.P. and the Registrant on behalf of Limited-Term Government Fund incorporated into this filing by reference to Post-Effective Amendment
                                      No. 42 filed November 22, 1995.

                             (iii)    Form of Distribution Agreement
                                      (April 1995) between Delaware
                                      Distributors, L.P. and the Registrant on behalf of U.S. Government Money Series incorporated into this filing by reference to Post-Effective Amendment No. 42 filed November 22, 1995.



                       (b) Administration and Service Agreement. Form of Administration and Service Agreement (as amended November 1995) incorporated into this filing by reference to Post-Effective Amendment No. 42 filed November 22, 1995.

                       (c) Dealer's Agreement. Dealer's Agreement (as amended November 1995) incorporated into this filing by reference to Post-Effective Amendment No. 42 filed November 22, 1995.

                       (d) Mutual Fund Agreement for the Delaware Group of Funds (November 1995) (Module) incorporated into this filing by reference to Post-Effective Amendment No. 43 filed February 29, 1996.

                    (7)     Bonus, Profit Sharing, Pension Contracts.

                            (a) Amended and Restated Profit Sharing Plan incorporated into this filing by reference to Post-Effective Amendment No. 42 filed November 22, 1995.

                            (b) Amendment to Profit Sharing Plan (December 21, 1995) (Module) incorporated into this filing by reference to Post-Effective Amendment No. 43 filed February 29, 1996

                    (8)     Custodian Agreements.


                            (a) Form of Custodian Agreement between Bankers Trust Company and the Registrant attached as Exhibit.

                            (b) Form of Securities Lending Agreement between Bankers Trust Company and the Registrant on behalf of Limited-Term Government Fund attached as Exhibit.


                    (9)     Other Material Contracts.

                            (a) Executed Shareholders Services Agreement (December 20, 1990) between Delaware Service Company, Inc. and the Registrant (formerly Delaware Group Treasury Reserves, Inc.) relating to the Investors Series (now named Limited-Term Government Fund) attached as Exhibit.

                            (b) Executed Shareholders Services Agreement (December 20, 1990) between Delaware Service Company, Inc. and the Registrant (formerly Delaware Group Treasury Reserves, Inc.) relating to the Cashiers Series (now named U.S. Government Money Series) attached as Exhibit.

                   (10) Opinions of Counsel. To be filed with letter relating to Rule 24f-2 on or about February 28, 1997.

                   (11)     Consents of Auditors.  Attached as Exhibit.

                   (12)     Inapplicable.

                  *(13) Investment Letter of Initial Shareholder. Incorporated into this filing by reference to Pre-Effective Amendment No. 1 filed February 20, 1985.

      *     Relates only to Registrant's U.S. Government Money Series.

                   (14) Model Plans. Incorporated into this filing by reference to Post-Effective Amendment No. 36 filed March 1, 1993, Post-Effective Amendment No. 38 filed February 22, 1994 and Post-Effective Amendment No. 41 filed February 28, 1995.

                 **(15)     Plans under Rule 12b-1.


                          (a) Form of Plan under Rule 12b-1 for Class A of Limited-Term Government Fund (November 1995) incorporated into this filing by reference to Post-Effective Amendment No. 42 filed November 22, 1995.

                          (b) Form of Plan under Rule 12b-1 for Class B of Limited-Term Government Fund (November 1995) incorporated into this filing by reference to Post-Effective Amendment No. 42 filed November 22, 1995.

                          (c) Form of Plan under Rule 12b-1 for Class C of Limited-Term Government Fund (November 1995) incorporated into this filing by reference to Post-Effective Amendment No. 42 filed November 22, 1995.

                          (d) Form of Plan under Rule 12b-1 for Consultant Class of U.S. Government Money Series (November 1995) incorporated into this filing by reference to Post-Effective Amendment No. 42 filed November 22, 1995.


                   (16)     Schedules of Computation for each Performance
                            Quotation.

                             (a) Incorporated into this filing by reference to Post-Effective Amendment No. 41 filed February 28, 1995, Post-Effective No. 42 filed November 22, 1995 and Post-Effective Amendment No. 43 filed February 29, 1996.

                             (b) Schedules of Computation for each Performance Quotation for periods not previously electronically filed for Limited-Term Government Fund attached as Exhibit.

                   (17)     Financial Data Schedules. Attached as Exhibit.

                   (18)     Inapplicable.

                   (19)     Other: Directors' Power of Attorney. Incorporated
                                   into this filing by reference to Post-
                                   Effective Amendment No. 42 filed
                                   November 22, 1995.


                   ** Relates only to the Class A Shares, Class B Shares and Class C Shares of Registrant's Limited-Term Government Fund and the Consultant Class of Registrant's U.S. Government Money Series.

Item 25.   Persons Controlled by or under Common Control with Registrant.  None.

Item 26.   Number of Holders of Securities.


     (1)                                                    (2)

        Number of
     Title of Class                                    Record Holders
     --------------                                    --------------
     Delaware Group Limited-Term Government
     Funds, Inc.'s
     Limited-Term Government Fund series:

     Limited-Term Government Fund A Class
     Common Stock Par Value
     $.001 Per Share                                   22,609 Accounts as of January 31,
                                                       1997

     Limited-Term Government Fund B Class
     Common Stock Par Value
     $.001 Per Share                                   719 Accounts as of January 31, 1997

     Limited-Term Government Fund C Class
     Common Stock Par Value
     $.001 Per Share                                   94 Accounts as of January 31, 1997

     Limited-Term Government Fund
     Institutional Class
     Common Stock Par Value
     $.001 Per Share                                   36 Accounts as of January 31, 1997

     Delaware Group Limited-Term Government
     Funds, Inc.'s
     U.S. Government Money Series:

     U.S. Government Money Fund A Class
     Common Stock Par Value
     $.001 Per Share                                   984 Accounts as of January 31, 1997

     U.S. Government Money Fund
     Consultant Class
     Common Stock Par Value
     $.001 Per Share                                   69 Accounts as of January 31, 1997



Item 27. Indemnification. Incorporated into this filing by reference to Post-Effective Amendment No. 7 filed September 25, 1985 and Post-Effective Amendment No. 42 filed November 22, 1995.

Item 28.   Business and Other Connections of Investment Adviser.


     Delaware Management Company, Inc. (the "Manager") also serves as investment manager or sub-adviser to certain of the other funds in the Delaware Group (Delaware Group Trend Fund, Inc., Delaware Equity Group Funds I, Inc., Delaware Equity Group Funds II, Inc., Delaware Equity Group Funds IV, Inc., Delaware Group Equity Group Funds V, Inc., Delaware Group Income Funds, Inc., Delaware Group Government Fund, Inc., Delaware Group Cash Reserve, Inc., Delaware Group Tax-Free Fund, Inc., DMC Tax-Free Income Trust-Pennsylvania, Delaware Group Tax-Free Money Fund, Inc., Delaware Group Premium Fund, Inc., Delaware Group Global & International Funds, Inc., Delaware Group Adviser Funds, Inc.,
Delaware Pooled Trust, Inc., Delaware Group Dividend and Income Fund, Inc. and Delaware Group Global Dividend and Income Fund, Inc.) and provides investment advisory services to institutional accounts, primarily retirement plans and endowment funds, and to certain other investment companies. In addition, certain directors of the Manager also serve as directors/trustees of the other Delaware Group funds, and certain officers are also officers of these other funds. A company indirectly owned by the Manager's parent company acts as principal underwriter to the mutual funds in the Delaware Group (see Item 29 below) and another such company acts as the shareholder servicing, dividend disbursing, accounting servicing and transfer agent for all of the mutual funds in the Delaware Group.


     The following persons serving as directors or officers of the Manager have held the following positions during the past two years:

Name and Principal      Positions and Offices with the Manager and its
Business Address*       Affiliates and Other Positions and Offices Held
------------------      -----------------------------------------------
Wayne A. Stork          Chairman of the Board, President, Chief
                        Executive Officer, Chief Investment Officer and
                        Director of Delaware Management Company, Inc.;
                        President, Chief Executive Officer, Chairman of the
                        Board and Director of the Registrant and, with the
                        exception of Delaware Pooled Trust, Inc., each of the
                        other funds in the Delaware Group, Delaware Management
                        Holdings, Inc., DMH Corp., Delaware International
                        Holdings Ltd. and Founders Holdings, Inc.; Chairman of
                        the Board and Director of Delaware Pooled Trust, Inc.,
                        Delaware Distributors, Inc. and Delaware Capital
                        Management, Inc.; Chairman, Chief Executive Officer and
                        Director of Delaware International Advisers Ltd.; and
                        Director of Delaware Service Company, Inc. and Delaware
                        Investment & Retirement Services, Inc.




*Business address of each is 1818 Market Street, Philadelphia, PA 19103.

Name and Principal     Positions and Offices with the Manager and its
Business Address*      Affiliates and Other Positions and Offices Held
------------------     -----------------------------------------------
Winthrop S. Jessup     Executive Vice President and Director of Delaware
                       Management Company, Inc., DMH Corp., Delaware
                       International Holdings Ltd. and Founders Holdings,
                       Inc.; Executive Vice President of the Registrant and,
                       with the exception of Delaware Pooled Trust, Inc., each
                       of the other funds in the Delaware Group and Delaware
                       Management Holdings, Inc.; President and Chief
                       Executive Officer of Delaware Pooled Trust, Inc.; Vice
                       Chairman of Delaware Distributors, L.P.; Vice Chairman
                       and Director of Delaware Distributors, Inc.; Director
                       of Delaware Service Company, Inc., Delaware Management
                       Trust Company, Delaware International Advisers Ltd. and
                       Delaware Investment & Retirement Services, Inc.; and
                       President and Director of Delaware Capital Management,
                       Inc.

                       Board of Directors, Glen Lincoln Inc. since 1985, Frazer,
                       PA; Partner of Yellowstone Bluffs since 1995,
                       Livingstone, MT; Trustee of Hero Scholarship Fund since
                       1990, Philadelphia, PA

Richard G. Unruh, Jr.  Executive Vice President and Director of Delaware
                       Management Company, Inc.; Executive Vice President of the Registrant and each of the other funds in the Delaware Group; Senior Vice President of Delaware
                       Management Holdings, Inc. and Delaware Capital
                       Management, Inc.; and Director of Delaware International
                       Advisers Ltd.

                       Board of Directors, Chairman of Finance Committee,
                       Keystone Insurance Company since 1989, 2040 Market
                       Street, Philadelphia, PA; Board of Directors, Chairman of Finance Committee, AAA Mid Atlantic, Inc. since 1989,
                       2040 Market Street, Philadelphia, PA; Board of
                       Directors, Metron, Inc. since 1995, 11911 Freedom Drive,
                       Reston, VA

Paul E. Suckow         Executive Vice President/Chief Investment Officer, Fixed
                       Income of Delaware Management Company, Inc., the
                       Registrant and each of the other funds in the
                       Delaware Group; Executive Vice President and Director of
                       Founders Holdings, Inc.; Senior Vice President/Chief
                       Investment Officer, Fixed Income of Delaware Management
                       Holdings, Inc.; Senior Vice President of Delaware
                       Capital Management, Inc.; and Director of Founders CBO
                       Corporation

                       Director of HYPPCO Finance Company, Ltd.



*Business address of each is 1818 Market Street, Philadelphia, PA 19103.

Name and Principal     Positions and Offices with the Manager and its
Business Address*      Affiliates and Other Positions and Offices Held
------------------     -----------------------------------------------
David K. Downes        Executive Vice President, Chief Operating Officer and
                       Chief Financial Officer of Delaware Management Company,
                       Inc.; Senior Vice President, Chief Administrative
                       Officer and Chief Financial Officer of the Registrant
                       and each of the other funds in the Delaware Group;
                       Chairman and Director of Delaware Management Trust
                       Company; Executive Vice President, Chief Operating
                       Officer and Chief Financial Officer of Delaware
                       Management Holdings, Inc.; Executive Vice President,
                       Chief Operating Officer, Chief Financial Officer and
                       Director of DMH Corp., Delaware Distributors, Inc. and
                       Founders Holdings, Inc.; President, Chief Executive
                       Officer, Chief Financial Officer and Director of
                       Delaware Service Company, Inc.; Executive Vice
                       President, Chief Operating Officer, Chief Financial
                       Officer and Director of Delaware International Holdings
                       Ltd.; Executive Vice President, Chief Financial Officer
                       and Chief Operating Officer of Delaware Capital
                       Management, Inc.; Chairman and Director of Delaware
                       Investment & Retirement Services, Inc.; Director of
                       Delaware International Advisers Ltd.; and Senior Vice
                       President, Chief Administrative Officer and Chief
                       Financial Officer of Delaware Distributors, L.P.

                       Chief Executive Officer and Director of Forewarn, Inc.
                       since 1993, 8 Clayton Place, Newtown Square, PA

George M.              Senior Vice President, Secretary and Director of Delaware
Chamberlain, Jr.       Management Company, Inc., DMH Corp., Delaware
                       Distributors, Inc., Delaware Service Company, Inc.,
                       Founders Holdings, Inc., Delaware Capital Management,
                       Inc. and Delaware Investment & Retirement Services, Inc.;
                       Senior Vice President and Secretary of the Registrant,
                       each of the other funds in the Delaware Group,
                       Delaware Distributors, L.P. and Delaware
                       Management Holdings, Inc.; Executive Vice
                       President, Secretary and Director of Delaware
                       Management Trust Company; Secretary and Director
                       of Delaware International Holdings Ltd.; and
                       Director of Delaware International Advisers Ltd.




*Business address of each is 1818 Market Street, Philadelphia, PA 19103.

Name and Principal     Positions and Offices with the Manager and its
Business Address*      Affiliates and Other Positions and Offices Held
------------------     -----------------------------------------------
Richard J. Flannery    Senior Vice President/Corporate & International Affairs
                       of Delaware Management Company, Inc., Delaware
                       Management Holdings, Inc., DMH Corp., Delaware
                       Distributors, L.P., Delaware Distributors, Inc.,
                       Delaware Management Trust Company, Founders CBO
                       Corporation and Delaware Capital Management, Inc.; Vice
                       President of the Registrant and each of the other funds
                       in the Delaware Group; Senior Vice President/Corporate &
                       International Affairs and Director of Founders Holdings,
                       Inc. and Delaware International Holdings Ltd.; Managing
                       Director/Corporate & Tax Affairs of Delaware Service
                       Company, Inc. and Delaware Investment & Retirement
                       Services, Inc.; and Director of Delaware International
                       Advisers Ltd.

                       Director of HYPPCO Finance Company, Ltd.

                       Limited Partner of Stonewall Links, L.P. since 1991,
                       Bulltown Rd., Elverton, PA; Director and Member of
                       Executive Committee of Stonewall Links, Inc. since 1991,
                       Bulltown Rd., Elverton, PA

Michael P. Bishof(1)   Senior Vice President of Delaware Management Company,
                       Inc.; Vice President and Treasurer of the Registrant,
                       each of the other funds in the Delaware Group, Delaware
                       Distributors, L.P. and Delaware Service Company, Inc.;
                       Senior Vice President/Treasurer of Delaware
                       Distributors, Inc. and Founders Holdings, Inc.;
                       Assistant Treasurer of Founders CBO Corporation; and
                       Vice President and Manager of Investment Accounting of
                       Delaware International Holdings Ltd.

Joseph H. Hastings     Senior Vice President/Corporate Controller and Treasurer
                       of Delaware Management Company, Inc., Delaware
                       Management Holdings, Inc. and DMH Corp.; Senior Vice
                       President/Corporate Controller of Founders Holdings,
                       Inc.; Senior Vice President/Treasurer of Delaware
                       Distributors, Inc.; Vice President/Corporate Controller
                       of the Registrant, each of the other funds in the
                       Delaware Group, Delaware Distributors, L.P., Delaware
                       Service Company, Inc. and Delaware International
                       Holdings Ltd.; Vice President/Treasurer of Delaware
                       Capital Management, Inc.; Executive Vice President,
                       Chief Financial Officer and Treasurer of Delaware
                       Management Trust Company; Chief Financial Officer and
                       Treasurer of Delaware Investment & Retirement Services,
                       Inc.; and Assistant Treasurer of Founders CBO
                       Corporation




*Business address of each is 1818 Market Street, Philadelphia, PA 19103.

Name and Principal     Positions and Offices with the Manager and its
Business Address*      Affiliates and Other Positions and Offices Held
------------------     -----------------------------------------------
Douglas L. Anderson    Senior Vice President/Operations of Delaware Management
                       Company, Inc.; Vice President/Operations of Delaware
                       Investment & Retirement Services, Inc. and Delaware
                       Service Company, Inc.; and Vice President/Operations and
                       Director of Delaware Management Trust Company

Michael T. Taggart     Senior Vice President/Facilities Management and
                       Administrative Services of Delaware Management Company,
                       Inc.

Eric E. Miller         Vice President and Assistant Secretary of Delaware
                       Management Company, Inc., the Registrant, each of the
                       other funds in the Delaware Group, Delaware Management
                       Holdings, Inc., DMH Corp., Delaware Distributors, L.P.,
                       Delaware Distributors Inc., Delaware Service Company,
                       Inc., Delaware Management Trust Company, Founders
                       Holdings, Inc., Delaware Capital Management, Inc. and
                       Delaware Investment & Retirement Services, Inc.

Richelle S. Maestro    Vice President and Assistant Secretary of Delaware
                       Management Company, Inc., the Registrant, each of the
                       other funds in the Delaware Group, Delaware Management
                       Holdings, Inc., Delaware Distributors, L.P., Delaware
                       Distributors, Inc., Delaware Service Company, Inc., DMH
                       Corp., Delaware Management Trust Company, Delaware
                       Capital Management, Inc., Delaware Investment &
                       Retirement Services, Inc. and Founders Holdings, Inc.;
                       Secretary of Founders CBO Corporation; and Assistant
                       Secretary of Delaware International Holdings Ltd.

                       Partner of Tri-R Associates since 1989, 10001 Sandmeyer
                       Ln., Philadelphia, PA

Richard Salus(2)       Vice President/Assistant Controller of Delaware
                       Management Company, Inc.; and Vice President of Delaware
                       Management Trust Company.

Bruce A. Ulmer         Vice President/Director of Internal Audit of Delaware
                       Management Company, Inc., the Registrant, each of the
                       other funds in the Delaware Group, Delaware Management
                       Holdings, Inc., DMH Corp. and Delaware Management Trust
                       Company; and Vice President/Internal Audit of Delaware
                       Investment & Retirement Services, Inc.




*Business address of each is 1818 Market Street, Philadelphia, PA 19103.

Name and Principal     Positions and Offices with the Manager and its
Business Address*      Affiliates and Other Positions and Offices Held
------------------     -----------------------------------------------
Steven T. Lampe(3)     Vice President/Taxation of Delaware Management Company,
                       Inc., the Registrant, each of the other funds in the
                       Delaware Group, Delaware Management Holdings, Inc., DMH
                       Corp., Delaware Distributors, L.P., Delaware
                       Distributors, Inc., Delaware Service Company, Inc.,
                       Delaware Management Trust Company, Founders Holdings,
                       Inc., Founders CBO Corporation, Delaware Capital
                       Management, Inc. and Delaware Investment & Retirement
                       Services, Inc.

Lisa O. Brinkley       Vice President/Compliance of Delaware Management
                       Company, Inc., the Registrant, each of the other funds
                       in the Delaware Group, DMH Corp., Delaware Distributors,
                       L.P., Delaware Distributors, Inc., Delaware Service
                       Company, Inc., Delaware Management Trust Company,
                       Delaware Capital Management, Inc. and Delaware
                       Investment & Retirement Services, Inc.

Rosemary E. Milner     Vice President/Legal of Delaware Management Company,
                       Inc., the Registrant, each of the other funds in the
                       Delaware Group, Delaware Distributors, L.P. and Delaware
                       Distributors, Inc.

Gerald T. Nichols      Vice President/Senior Portfolio Manager of Delaware
                       Management Company, Inc., the Registrant, each of the
                       tax-exempt funds, the fixed income funds and the
                       closed-end funds in the Delaware Group; Vice President
                       of Founders Holdings, Inc.; and Treasurer, Assistant
                       Secretary and Director of Founders CBO Corporation

Gary A. Reed           Vice President/Senior Portfolio Manager of Delaware
                       Management Company, Inc., the Registrant, each of the
                       tax-exempt funds and the fixed income funds in the
                       Delaware Group and Delaware Capital Management
                       Counselors, Inc.

Paul A. Matlack        Vice President/Senior Portfolio Manager of Delaware
                       Management Company, Inc., the Registrant, each of the
                       tax-exempt funds, the fixed income funds and the
                       closed-end funds in the Delaware Group; Vice President
                       of Founders Holdings, Inc.; and Secretary and Director
                       of Founders CBO Corporation

Babak Zenouzi          Vice President/Portfolio Manager of Fund, the
                       Registrant, each of the equity funds and the closed-end
                       funds in the Delaware Group




*Business address of each is 1818 Market Street, Philadelphia, PA 19103.

Name and Principal     Positions and Offices with the Manager and its
Business Address*      Affiliates and Other Positions and Offices Held
------------------     -----------------------------------------------
Patrick P. Coyne       Vice President/Senior Portfolio Manager of Delaware
                       Management Company, Inc., the Registrant, each of the
                       tax-exempt funds and the fixed income funds in the
                       Delaware Group and Delaware Capital Management, Inc.

Roger A. Early         Vice President/Senior Portfolio Manager of Delaware
                       Management Company, Inc., the Registrant, each of the
                       tax-exempt funds and the fixed income funds in the
                       Delaware Group

Mitchell L. Conery(4)  Vice President/Senior Portfolio Manager of Delaware
                       Management Company, Inc., the Registrant and the tax-exempt and the fixed-income funds in the Delaware
                       Group

Edward N. Antoian      Vice President/Senior Portfolio Manager of Delaware
                       Management Company, Inc. and each of the equity funds in
                       the Delaware Group and Delaware Capital Management, Inc.

                       Director of HR Easy since 1996, 6407 Idlewild Road,
                       Suite 100, Charlotte, NC

George H. Burwell      Vice President/Senior Portfolio Manager of Delaware
                       Management Company, Inc. and each of the equity funds in
                       the Delaware Group

John B. Fields         Vice President/Senior Portfolio Manager of Delaware
                       Management Company, Inc., each of the equity funds in
                       the Delaware Group and Delaware Capital Management, Inc.

David C. Dalrymple     Vice President/Senior Portfolio Manager of Delaware
                       Management Company, Inc. and each of the equity funds in
                       the Delaware Group

Gerald S. Frey(5)      Vice President/Senior Portfolio Manager of Delaware
                       Management Company, Inc. and each of the equity funds in
                       the Delaware Group

Faye P. Staples(6)     Vice President/Human Resources of Delaware Management
                       Company, Inc. and Delaware Distributors, Inc.; Senior
                       Vice President/Human Resources of Delaware Distributors,
                       L.P.; and Vice President/Director of Human Resources of
                       Delaware Service Company, Inc.




*Business address of each is 1818 Market Street, Philadelphia, PA 19103.

(1)     VICE PRESIDENT/GLOBAL INVESTMENT MANAGEMENT OPERATIONS,
        Bankers Trust and VICE PRESIDENT, CS First Boston Investment Management prior to June 1995.
(2)     SENIOR MANAGER, Ernst & Young LLP prior to December 1996.
(3)     TAX MANAGER, Price Waterhouse prior to October 1995.
(4) INVESTMENT OFFICER, Travelers Insurance prior to January 1997 and RESEARCH ANALYST, CS First Boston prior to March 1995.
(5)     SENIOR DIRECTOR, Morgan Grenfell Capital Management prior to June 1996.
(6)     VICE PRESIDENT/HUMAN RESOURCES, Nova Care prior to September 1995.

Item 29.     Principal Underwriters.

     (a) Delaware Distributors, L.P. serves as principal underwriter for all the mutual funds in the Delaware Group.

     (b) Information with respect to each director, officer or partner of principal underwriter:


Name and Principal                              Positions and Offices                      Positions and Offices
Business Address*                               with Underwriter                           with Registrant
------------------                              ---------------------                      ---------------------

Delaware Distributors, Inc.                     General Partner                            None

Delaware Management
Management Company, Inc.                        Limited Partner                            Investment Manager

Delaware Capital
Management, Inc.                                Limited Partner                            None

Winthrop S. Jessup                              Vice Chairman                              Executive Vice President

Bruce Barton                                    President and Chief                        None
                                                Executive Officer

David K. Downes                                 Senior Vice President and                  Senior Vice President/Chief
                                                Chief Administrative Officer               Administrative Officer/Chief
                                                                                           Financial Officer

George M. Chamberlain, Jr.                      Senior Vice President/                     Senior Vice President/
                                                Secretary                                  Secretary

Thomas Sawyer                                   Senior Vice President/                     None
                                                Western Sales Division



*Business address of each is 1818 Market Street, Philadelphia, PA 19103.


Name and Principal                               Positions and Offices                       Positions and Offices
Business Address*                                with Underwriter                            with Registrant
------------------                              ---------------------                      ---------------------

William F. Hostler                               Senior Vice President/                      None
                                                 Marketing Services

Dana B. Hall                                     Senior Vice President/                      None
                                                 Key Accounts

J. Chris Meyer                                   Senior Vice President/                      None
                                                 Product Development

Richard J. Flannery                              Senior Vice President/                      Vice President
                                                 Corporate & International
                                                 Affairs

Eric E. Miller                                   Vice President/                             Vice President/
                                                 Assistant Secretary                         Assistant Secretary

Richelle S. Maestro                              Vice President/                             Vice President/
                                                 Assistant Secretary                         Assistant Secretary

Michael P. Bishof                                Vice President/Treasurer                    Vice President/Treasurer

Steven T. Lampe                                  Vice President/Taxation                     Vice President/Taxation

Joseph H. Hastings                               Vice President/                             Vice President/
                                                 Corporate Controller                        Corporate Controller

Lisa O. Brinkley                                 Vice President/                             Vice President/
                                                 Compliance                                  Compliance

Rosemary E. Milner                               Vice President/Legal                        Vice President/Legal

Daniel H. Carlson                                Vice President/Marketing                    None

Diane M. Anderson                                Vice President/                             None
                                                 Retirement Services

Joseph M. Barrett                                Vice President/                             None
                                                 Media Relations

Denise F. Guerriere                              Vice President/                             None
                                                 Client Services

*Business address of each is 1818 Market Street, Philadelphia, PA 19103.

Name and Principal                               Positions and Offices                       Positions and Offices
Business Address*                                with Underwriter                            with Registrant
------------------                              ---------------------                      ---------------------

Julia R. Vander Els                              Vice President/                             None
                                                 Client Services

Jerome J. Alrutz                                 Vice President/                             None
                                                 Client Services

Joanne A. Mettenheimer                           Vice President/                             None
                                                 National Accounts

Gregory J. McMillan                              Vice President/                             None
                                                 National Accounts

Christopher H. Price                             Vice President/Annuity                      None
                                                 Marketing & Administration

Stephen J. DeAngelis                             Vice President/Product                      None
                                                 Development

Susan T. Friestedt                               Vice President/Customer                     None
                                                 Service

Dinah J. Huntoon                                 Vice President/Product                      None
                                                 Management

Soohee Lee                                       Vice President/Fixed Income                 None
                                                 Project Management

Ellen M. Krott                                   Vice President/                             None
                                                 Communications

Holly W. Reimel                                  Vice President/Telemarketing                None

Terrence L. Bussard                              Vice President/Wholesaler                   None

William S. Carroll                               Vice President/Wholesaler                   None

William L. Castetter                             Vice President/Wholesaler                   None

Thomas J. Chadie                                 Vice President/Wholesaler                   None

Christopher L. Johnston                          Vice President/Wholesaler                   None

*Business address of each is 1818 Market Street, Philadelphia, PA 19103.


Name and Principal                               Positions and Offices                       Positions and Offices
Business Address*                                with Underwriter                            with Registrant
------------------                              ---------------------                      ---------------------

Thomas C. Gallagher                              Vice President/Wholesaler                   None

Douglas R. Glennon                               Vice President/Wholesaler                   None

Thomas P. Kennett                                Vice President/Wholesaler                   None

William M. Kimbrough                             Vice President/Wholesaler                   None

Mac McAuliffe                                    Vice President/Wholesaler                   None

Patrick L. Murphy                                Vice President/Wholesaler                   None

Henry W. Orvin                                   Vice President/Wholesaler                   None

Philip G. Rickards                               Vice President/Wholesaler                   None

Laura E. Roman                                   Vice President/Wholesaler                   None

Michael W. Rose                                  Vice President/Wholesaler                   None

Thomas E. Sawyer                                 Vice President/Wholesaler                   None

Edward B. Sheridan                               Vice President/Wholesaler                   None

Linda Schulz                                     Vice President/Wholesaler                   None

Stephen H. Slack                                 Vice President/Wholesaler                   None

Robert E. Stansbury                              Vice President/Wholesaler                   None

Larry D. Stone                                   Vice President/Wholesaler                   None

Faye P. Staples                                  Vice President/                             None
                                                 Human Resources

John Wells                                       Vice President/Marketing                    None
                                                 Technology

*Business address of each is 1818 Market Street, Philadelphia, PA, 19103.

    (c)   Not Applicable.

Item 30.   Location of Accounts and Records.

           All accounts and records are maintained in Philadelphia at 1818 Market Street, Philadelphia, PA 19103 or One Commerce Square, Philadelphia, PA 19103.

Item 31.   Management Services.  None.

Item 32.   Undertakings.

     (a)   Not Applicable.

     (b)   Not Applicable.

     (c) The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

     (d) The Registrant hereby undertakes to promptly call a meeting of shareholders for the purpose of voting upon the question of removal of any director when requested in writing to do so by the record holders of not less than 10% of the outstanding shares.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Philadelphia and Commonwealth of Pennsylvania on this 26th day of February, 1997.

                                       DELAWARE GROUP LIMITED-TERM
                                          GOVERNMENT FUNDS, INC.

                                        By  /s/ Wayne A. Stork
                                          ----------------------------------
                                                Wayne A. Stork
                                         Chairman of the Board, President,
                                        Chief Executive Officer and Director

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:


   Signature                                                   Title                                                    Date
------------------                                       ---------------------                                   ------------------

                                                    Chairman of the Board, President,
/s/ Wayne A. Stork                                  Chief Executive Officer and Director                          February 26, 1997
-----------------------------------
Wayne A. Stork
                                                    Senior Vice President/Chief Financial
                                                    Officer/Chief Administrative Officer
                                                    (Principal Financial Officer and
/s/ David K. Downes                                 Principal Accounting Officer)                                 February 26, 1997
-----------------------------------
David K. Downes

/s/Walter P. Babich              *                  Director                                                      February 26, 1997
-----------------------------------
Walter P. Babich

/s/Anthony D. Knerr              *                  Director                                                      February 26, 1997
-----------------------------------
Anthony D. Knerr

/s/Ann R. Leven                  *                  Director                                                      February 26, 1997
-----------------------------------
Ann R. Leven

/s/W. Thacher Longstreth         *                  Director                                                      February 26, 1997
-----------------------------------
W. Thacher Longstreth

/s/Charles E. Peck                *                 Director                                                      February 26, 1997
-----------------------------------
Charles E. Peck


                                                      *By /s/Wayne A. Stork
                                                   ---------------------------
                                                          Wayne A. Stork
                                                     as Attorney-in-Fact for
                                                  each of the persons indicated


                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549



















                                    Exhibits

                                       to

                                   Form N-1A


















            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                               INDEX TO EXHIBITS



Exhibit No.          Exhibit
-----------          -------
EX-99.B8A            Form of Custodian Agreement

EX-99.B8B            Form of Securities Lending Agreement for Limited-Term
                     Government Fund

EX-99.B9A            Executed Shareholders Services Agreement for Limited-Term
                     Government Fund (December 20, 1990)

EX-99.B9B            Executed Shareholders Services Agreement for U.S.
                     Government Money Series (December 20, 1990)

EX-99.B11            Consents of Auditors

EX-99.B16B           Schedules of Computation for each Performance Quotation
                     for periods not previously electronically filed for
                     Limited-Term Government Fund

EX-27                Financial Data Schedules
